File No. 333-

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [    ]

Post-Effective Amendment No. [    ]

EQ Advisors Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

STEVEN M. JOENK

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

PATRICIA LOUIE, ESQ. AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	CLIFFORD J. ALEXANDER, ESQ. MARK C. AMOROSI, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IA, Class IB and Class K shares of beneficial interest in the series of the registrant designated as the EQ/Invesco Comstock Portfolio and the EQ/Large Cap Growth PLUS Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-17217 and 811-07953).

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Contractholder Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 Avenue of the Americas

New York, New York 10104

            , 2014

Dear Contractholder:

Enclosed is a notice and Combined Proxy Statement and Prospectus relating to a Special Meeting of Shareholders of each of the following Portfolios:

•	EQ/Davis New York Venture Portfolio (the “Davis New York Venture Portfolio”),

•	EQ/Lord Abbett Large Cap Core Portfolio (the “Lord Abbett Large Cap Core Portfolio”), and

•	EQ/Equity Growth PLUS Portfolio (the “Equity Growth PLUS Portfolio” and together, the “Acquired Portfolios”).

Each Acquired Portfolio is a series of EQ Advisors Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Portfolios is scheduled to be held at the Trust’s offices, 1290 Avenue of the Americas, New York, New York 10104, on May 21, 2014 at             , Eastern time (the “Meeting”). At the Meeting, the shareholders of the Acquired Portfolios who are entitled to vote at the Meeting will be asked to approve the proposals described below.

The Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of the Trust (an “Acquiring Portfolio”) (a “Reorganization”) as set forth below:

•	the Davis New York Venture Portfolio into the EQ/Invesco Comstock Portfolio,

•	the Lord Abbett Large Cap Core Portfolio into the EQ/Invesco Comstock Portfolio, and

•	the Equity Growth PLUS Portfolio into the EQ/Large Cap Growth PLUS Portfolio.

The Board has approved these proposals and recommends that you vote “FOR” the relevant proposals. Although the Board has determined that a vote “FOR” the proposals is in your best interest, the final decision is yours.

Each Portfolio is managed by AXA Equitable Funds Management Group, LLC and is sub-advised by one or more investment sub-advisers. In each case, if a Reorganization is approved and implemented, each Contractholder that invests indirectly in an Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate that participates in one or more of the Acquired Portfolios through the investment divisions of a separate account or accounts established by AXA Equitable Life Insurance Company (“AXA Equitable”), you are entitled to instruct AXA Equitable how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on February 28, 2014. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to instruct an insurance company, please see the Contractholder Voting Instructions included herein. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may provide voting instructions in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours, Steven M. Joenk Managing Director AXA Equitable Life Insurance Company

EQ ADVISORS TRUST

EQ/Davis New York Venture Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Equity Growth PLUS Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON             , 2014

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following Portfolios, each of which is a series of EQ Advisors Trust (the “Trust”), will be held on May 21, 2014, at             , Eastern time, at the offices of the Trust, located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”):

•	EQ/Davis New York Venture Portfolio (the “Davis New York Venture Portfolio”),

•	EQ/Lord Abbett Large Cap Core Portfolio (the “Lord Abbett Large Cap Core Portfolio”), and

•	EQ/Equity Growth PLUS Portfolio (the “Equity Growth PLUS Portfolio” and together, the “Acquired Portfolios”).

The Meeting will be held to act on the following proposals:

1. To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the Trust (the “Board”) (the “Plan of Reorganization”), with respect to the reorganization of the Davis New York Venture Portfolio into the EQ/Invesco Comstock Portfolio, also a series of the Trust.

2. To approve the Plan of Reorganization, with respect to the reorganization of the Lord Abbett Large Cap Core Portfolio into the EQ/Invesco Comstock Portfolio, also a series of the Trust.

3. To approve the Plan of Reorganization, with respect to the reorganization of the Equity Growth PLUS Portfolio into the EQ/Large Cap Growth PLUS Portfolio, also a series of the Trust.

4. To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board unanimously recommends that you vote in favor of the relevant proposal(s).

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Please note that owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contractholders”) issued by AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America or another insurance company (each, an “Insurance Company”) who have invested in shares of one or more of the Acquired Portfolios through the investment divisions of a separate account or accounts of an Insurance Company will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments or postponements thereof has been fixed as the close of business on February 28, 2014. If you attend the Meeting, you may vote or provide your voting instructions in person.

YOUR VOTE IS IMPORTANT

Please return your proxy or voting instruction card promptly

Regardless of whether you plan to attend the Meeting, you should vote or provide voting instructions by promptly completing, dating, and signing the enclosed proxy or voting instruction card for the Portfolio in which you directly or indirectly own shares and returning it in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote “FOR” the proposals.

By order of the Board, Patricia Louie Vice President and Secretary

Dated:             , 2014

New York, New York

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AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

CONTRACTHOLDER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

EQ/DAVIS NEW YORK VENTURE PORTFOLIO,

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO, AND

EQ/EQUITY GROWTH PLUS PORTFOLIO,

EACH A SERIES OF EQ ADVISORS TRUST

TO BE HELD ON MAY 21, 2014

Dated:             , 2014

GENERAL

These Contractholder Voting Instructions are being furnished by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company (“MONY”), MONY Life Insurance Company of America (“MLOA”) or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) who, as of February 28, 2014 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate account or accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Portfolios:

•	EQ/Davis New York Venture Portfolio (the “Davis New York Venture Portfolio”),

•	EQ/Lord Abbett Large Cap Core Portfolio (the “Lord Abbett Large Cap Core Portfolio”), and

•	EQ/Equity Growth PLUS Portfolio (the “Equity Growth PLUS Portfolio” and together, the “Acquired Portfolios”).

Each Acquired Portfolio is a series of EQ Advisors Trust (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission as an open-end management investment company.

To the extent required by applicable law, each Insurance Company will offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Portfolios (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposals (the “Proposals”) that will be considered at the Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and at any adjournments or postponements (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, sets forth concisely information about the proposed reorganizations involving the Acquired Portfolios and corresponding series of the Trust that a Contractholder should know before completing the enclosed voting instruction card.

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AXA Equitable Financial Services Company, LLC, a wholly owned subsidiary of AXA Financial, Inc., is the parent company of each named Insurance Company other than MONY. AXA Financial, Inc. is a wholly owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Equitable Financial Services Company, LLC and AXA Financial, Inc. are located at 1290 Avenue of the Americas, New York, New York 10104. Protective Life Insurance Company is the parent company of MONY. The principal executive office of Protective Life Insurance Company is located at 2801 Highway 280 South, Birmingham, Alabama 35223.

These Contractholder Voting Instructions and the accompanying voting instruction card, together with the enclosed proxy materials, are being mailed to Contractholders on or about             , 2014.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s), sign and date the voting instruction card(s), and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

If a voting instruction card is not marked to indicate voting instructions but is signed and timely returned, it will be treated as an instruction to vote the Shares in favor of the Proposal(s).

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the corresponding Acquired Portfolio. Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. At any time prior to an Insurance Company’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and providing voting instructions in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company

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receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares “FOR” the applicable Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by an Insurance Company as surplus or seed money, will be voted by the applicable Insurance Company either “FOR” or “AGAINST” the applicable Proposals, or as an abstention, in the same proportion as the Shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by the Insurance Companies, it is possible that a small number of Contractholders could determine whether the Proposals are approved.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by directors, officers and employees of AXA Equitable Funds Management Group, LLC, the investment manager of the Trust, or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the quorum necessary to transact business is not established or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign and date the voting instruction card and mail it in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

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PROXY STATEMENT

for

EQ/Davis New York Venture Portfolio,

EQ/Lord Abbett Large Cap Core Portfolio and

EQ/Equity Growth PLUS Portfolio,

each a series of EQ Advisors Trust

and

PROSPECTUS

for

EQ/Invesco Comstock Portfolio and

EQ/Large Cap Growth PLUS Portfolio,

each a series of EQ Advisors Trust

Dated             , 2014

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company, MONY Life Insurance Company of America or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of February 28, 2014, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following Portfolios:

•	EQ/Davis New York Venture Portfolio (the “Davis New York Venture Portfolio”),

•	EQ/Lord Abbett Large Cap Core Portfolio (the “Lord Abbett Large Cap Core Portfolio”), and

•	EQ/Equity Growth PLUS Portfolio (the “Equity Growth PLUS Portfolio”).

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each of the Davis New York Venture, the Lord Abbett Large Cap Core, and the Equity Growth PLUS Portfolios is referred to herein as an “Acquired Portfolio” and together as the “Acquired Portfolios.” Each Acquired Portfolio is a series of EQ Advisors Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in one or more of the Acquired Portfolios as of February 28, 2014. Contractholders are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of Trustees of the Trust (the “Board”) of proxies to be used at the Special Meeting of Shareholders of the Acquired Portfolios to be held at 1290 Avenue of the Americas, New York, New York 10104, on May 21, 2014, at             , Eastern time, or any adjournment or Postponement thereof (the “Meeting”).

The proposals described in this Proxy Statement/Prospectus are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization and Termination adopted by the Board (the “Plan of Reorganization”), with respect to the reorganization of the Davis New York Venture Portfolio into the EQ/Invesco Comstock Portfolio, also a series of the Trust.	Shareholders of the Davis New York Venture Portfolio.
2. To approve the Plan of Reorganization, with respect to the reorganization of the Lord Abbett Large Cap Core Portfolio into the EQ/Invesco Comstock Portfolio, also a series of the Trust.	Shareholders of the Lord Abbett Large Cap Core Portfolio.
3. To approve the Plan of Reorganization, with respect to the reorganization of the Equity Growth PLUS Portfolio into the EQ/Large Cap Growth PLUS Portfolio, also a series of the Trust.	Shareholders of the Equity Growth PLUS Portfolio.

Each reorganization referred to in Proposals 1 – 3 above is referred to herein as a “Reorganization” and together as the “Reorganizations.” Each of the EQ/Invesco Comstock Portfolio (the “Invesco Comstock Portfolio”) and the EQ/Large Cap Growth PLUS Portfolio (the “Large Cap Growth PLUS Portfolio”) is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.”

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contractholders and other shareholders on or about             , 2014. This Proxy Statement/Prospectus and a proxy or voting instruction card also will be available at www.proxyvote.com on or about             , 2014. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by the Trust.

The Prospectus, dated May 1, 2013, as supplemented, with respect to the Acquired Portfolios has been filed with the SEC (File Nos. 333-17217 and 811-07953) and is incorporated by reference into this Proxy Statement/Prospectus. The Statement of Additional Information dated             , 2014, relating to the Reorganizations has been filed with the SEC (File No. 333-        ) and is incorporated by reference into this Proxy Statement/Prospectus. The Annual Report to Shareholders of the Trust with respect to the Acquiring Portfolios and the Acquired Portfolios for the fiscal year ended December 31, 2013, has been filed with the SEC (File Nos. 333-17217 and 811-07953). For a free copy of any of these documents, please call 1-877-522-5035 or write the Trust at the address above.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, it must file certain reports and other information with the SEC. You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA 02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the IDEA Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

TABLE OF CONTENTS

SUMMARY	1
The Proposed Reorganizations	1
PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DAVIS NEW YORK VENTURE PORTFOLIO INTO THE INVESCO COMSTOCK PORTFOLIO.	2
Comparative Fee and Expense Tables	5
Example of Portfolio Expenses	7
Comparison of Investment Objectives, Policies, and Strategies	8
Comparison of Principal Risk Factors	10
Comparative Performance Information	10
Capitalization	12
PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE LORD ABBETT LARGE CAP CORE PORTFOLIO INTO THE INVESCO COMSTOCK PORTFOLIO.	13
Comparative Fee and Expense Tables	16
Example of Portfolio Expenses	18
Comparison of Investment Objectives, Policies, and Strategies	19
Comparison of Principal Risk Factors	21
Comparative Performance Information	21
Capitalization	23
PROPOSAL 3: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE EQUITY GROWTH PLUS PORTFOLIO INTO THE LARGE CAP GROWTH PLUS PORTFOLIO.	23
Comparative Fee and Expense Tables	27
Example of Portfolio Expenses	27
Comparison of Investment Objectives, Policies, and Strategies	28
Comparison of Principal Risk Factors	32
Comparative Performance Information	32
Capitalization	34
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	35
Terms of the Plan of Reorganization	35
Description of the Securities to Be Issued	36
Board Considerations	37
Potential Benefits of the Reorganizations to FMG LLC and its Affiliates	39
Description of Risk Factors	40
Federal Income Tax Consequences of the Reorganizations	46
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS	48
Management of the Trust	48
The Trust	48
The Manager	48

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of the form of which is attached hereto as Appendix A (the “Plan of Reorganization”).

The Proposed Reorganizations

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more of the Acquired Portfolios as of February 28, 2014, to approve the Plan of Reorganization (with respect to the Acquired Portfolio in which they are invested), whereby each Acquired Portfolio will be reorganized into the corresponding Acquiring Portfolio. (Each Acquired Portfolio and each Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”)

Each Acquired Portfolio’s shares are divided into three classes, designated Class IA, Class IB, and Class K shares (the “Acquired Portfolio Shares”). Each Acquiring Portfolio’s shares also are divided into three classes, designated Class IA, Class IB, and Class K shares (the “Acquiring Portfolio Shares”). The rights and preferences of each class of Acquiring Portfolio Shares are identical to the rights and preferences of the corresponding class of Acquired Portfolio Shares.

The Plan of Reorganization provides, with respect to each Reorganization, for:

•

the transfer of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets and the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares; and

•	the complete termination of the Acquired Portfolio.

A comparison of the investment objective(s), policies, and strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies, and Strategies” and “Comparison of Principal Risk Factors” below. The Portfolios have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Portfolios” below. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to shareholder approval, each Reorganization is expected to be effective at the close of business on             , 2014, or on a later date the Trust decides upon (the

“Closing Date”). As a result of each Reorganization, each shareholder invested in shares of one or more of the Acquired Portfolios would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, Class IA, Class IB, or Class K shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IA, Class IB, or Class K Acquired Portfolio Shares, as applicable, that were held by the shareholder as of the Closing Date. Similarly, each Contractholder whose Contract values are invested in shares of one or more of the Acquired Portfolios would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, Class IA, Class IB, or Class K shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IA, Class IB, or Class K Acquired Portfolio Shares, as applicable, that were indirectly held by the Contractholder as of the Closing Date. The consummation of any one Reorganization is not contingent on the consummation of any other Reorganization. The Trust believes that there will be no adverse tax consequences to shareholders or Contractholders as a direct result of the Reorganizations. Please see “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board has unanimously approved the Plan of Reorganization with respect to each Portfolio. Accordingly, the Board is submitting the Plan of Reorganization for approval by the respective Acquired Portfolio’s shareholders. In considering whether to approve a proposal (a “Proposal”), you should review the Proposal for the Acquired Portfolio(s) in which you were a direct or indirect holder on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to all of the Proposals and the Plan of Reorganization generally. The Board recommends that you vote “FOR” the Proposals to approve the Plan of Reorganization.

PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DAVIS NEW YORK VENTURE PORTFOLIO INTO THE INVESCO COMSTOCK PORTFOLIO.

This Proposal 1 requests your approval of the Plan of Reorganization, pursuant to which the Davis New York Venture Portfolio will be reorganized into the Invesco Comstock Portfolio.

In considering whether you should approve this Proposal, you should note that:

•	The Portfolios have similar investment objectives. Each Portfolio seeks growth of capital. The Invesco Comstock Portfolio, however, also seeks income.

•

The Portfolios have similar investment policies. Each Portfolio invests primarily in equity securities and also may invest in foreign securities. Each Portfolio relies on its respective sub-adviser (“Adviser”) to identify and evaluate companies that represent the best potential investments.

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There are, however, differences in the Portfolios’ primary investment policies and strategies of which you should be aware. For example, the Invesco Comstock Portfolio may invest in issuers of any capitalization range, while the Davis New York Venture Portfolio invests a majority of its assets in issuers with large market capitalizations. The Invesco Comstock Portfolio emphasizes a value style of investing, while the Davis New York Venture Portfolio does not. Also, while each Portfolio may invest in foreign securities and depositary receipts, the Invesco Comstock Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts, while the Davis New York Venture Portfolio does not have a stated limit with respect to investments in foreign securities, including depositary receipts. In addition, the Invesco Comstock Portfolio may enter into foreign currency transactions, including currency forward transactions, which are a type of derivative.

Also, the Invesco Comstock Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments and may invest up to 10% of its total assets in real estate investment trusts (“REITs”). Unlike the Invesco Comstock Portfolio, the Davis New York Venture Portfolio generally does not invest in debt securities or REITs, but has the flexibility to invest in companies whose shares may be subject to controversy and may invest a significant portion of its assets in the financial services sector. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies, and Strategies” below.

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The Portfolios have comparable risk profiles, although there are differences of which you should be aware. Each Portfolio’s principal risks include equity risk, foreign securities risk, currency risk, depositary receipts risk and large-cap company risk. The Davis New York Venture Portfolio, however, also is subject to financial services sector risk, headline risk, and special situations risk, while the Invesco Comstock Portfolio generally is not. In addition, the principal risks of investing in the Invesco Comstock Portfolio also include credit risk, derivatives risk, emerging markets risk, investment style risk, interest rate risk, investment grade securities risk, mid-cap and small-cap company risk, and real estate investing risk, which are not principal risks of investing in the Davis New York Venture Portfolio. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

•

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Invesco Comstock Portfolio after the Reorganization. FMG LLC has received an exemptive order from the SEC that generally permits FMG LLC and the Board to appoint, dismiss and replace each Portfolio’s Adviser(s) and to

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amend the advisory agreements between FMG LLC and the Advisers without obtaining shareholder approval (except with respect to Affiliated Advisers (as defined herein)). FMG LLC has appointed Davis Selected Advisers, L.P. to manage the assets of the Davis New York Venture Portfolio. FMG LLC has appointed Invesco Advisers, Inc. (“Invesco”) to manage the assets of the Invesco Comstock Portfolio and it is anticipated that Invesco will continue to advise the Invesco Comstock Portfolio after the Reorganization. For a detailed description of the Manager and the Adviser to the Invesco Comstock Portfolio, please see “Additional Information about the Acquiring Portfolios — The Manager” and “ — The Advisers” below.

•

The Davis New York Venture Portfolio and the Invesco Comstock Portfolio had net assets of approximately $76.6 million and $67.2 million, respectively, as of December 31, 2013. Thus, if the Reorganization of the Davis New York Venture Portfolio into the Invesco Comstock Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $143.8 million.

In addition, as discussed in connection with Proposal 2, the Lord Abbett Large Cap Core Portfolio had net assets of approximately $77.6 million as of December 31, 2013. Thus, if the Reorganizations of both the Davis New York Venture Portfolio and the Lord Abbett Large Cap Core Portfolio into the Invesco Comstock Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $221.4 million.

•

Class IA shareholders of the Davis New York Venture Portfolio will receive Class IA shares of the Invesco Comstock Portfolio, Class IB shareholders of the Davis New York Venture Portfolio will receive Class IB shares of the Invesco Comstock Portfolio, and Class K shareholders of the Davis New York Venture Portfolio will receive Class K shares of the Invesco Comstock Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the Invesco Comstock Portfolio’s Class IA, Class IB, and Class K shares, for the fiscal year following the Reorganization, will be lower than those of the Davis New York Venture Portfolio’s Class IA, Class IB, and Class K shares, respectively, for the fiscal year ended December 31, 2013. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for the Davis New York Venture Portfolio is equal to an annual rate of 0.85% of its average daily net assets, while the maximum management fee for the Invesco Comstock Portfolio is equal to an

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annual rate of 0.65% of its average daily net assets. Both Portfolios are subject to the same administration fee schedule. Each Portfolio pays its proportionate share of an asset-based administration fee for the Trust, which is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain of the Trust’s portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion, and 0.0975% thereafter, plus an annual fee of $30,000 per Portfolio whose total average net assets are less than $5 billion. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies (“Investment Criteria”) of the Invesco Comstock Portfolio. It is not expected that the Invesco Comstock Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Davis New York Venture Portfolio. FMG LLC has reviewed each of those Portfolio’s current portfolio holdings and determined that the Davis New York Venture Portfolio’s holdings are generally consistent and compatible with the Invesco Comstock Portfolio’s Investment Criteria and thus, if the Reorganization is approved, a large majority of the Davis New York Venture Portfolio’s Assets could be transferred to and held by the Invesco Comstock Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. In addition, if the Reorganization is approved, the Manager will liquidate the Davis New York Venture Portfolio’s holdings that, based on market conditions and an assessment by the Manager and Invesco, are not compatible with the Invesco Comstock Portfolio’s current portfolio composition or Investment Criteria. It is currently anticipated that a majority of the Davis New York Venture Portfolio’s assets would be liquidated in connection with the Reorganization. The proceeds of such liquidation will be held in temporary investments or reinvested in assets that are consistent with the Invesco Comstock Portfolio’s Investment Criteria. Although any sale of portfolio investments in connection with the Reorganization would be conducted in an orderly manner, the need for the Portfolio to sell such investments may result in its selling securities at a disadvantageous time and price and could result in the Portfolio’s realizing gains (or losses) that otherwise would not have been realized and incurring transaction costs that otherwise would not have been incurred.

•

The Davis New York Venture Portfolio will bear its proportionate share (based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the Valuation Time) of the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

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Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the fiscal year ended December 31, 2013. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the year ended December 31, 2013. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Davis New York Venture Portfolio	Invesco Comstock Portfolio	Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)**
Not applicable.	Not applicable.	Not applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Davis New York Venture Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)**
	Class IA	Class IB	Class K	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Management Fee	0.85%	0.85%	0.85%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.21%	0.16%	0.28%	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.28%	1.28%	1.03%	1.11%	1.06%	0.93%	1.03%	1.03%	0.78%
Fee Waiver and/or Expense Reim- bursement†,††	-0.13%	-0.13%	-0.13%	-0.11%	-0.06%	-0.18%	-0.03%	-0.03%	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%	0.90%	1.00%	1.00%	0.75%	1.00%	1.00%	0.75%

*	Based on estimated amounts for the current fiscal year.

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**	Assumes both the Reorganization described in this Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 1 is approved.
†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Davis New York Venture Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Davis New York Venture Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Davis New York Venture Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IA and IB shares and 0.90% for Class K shares of the Davis New York Venture Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
††	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Invesco Comstock Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Invesco Comstock Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Invesco Comstock Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Invesco Comstock Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Davis New York Venture Portfolio
Class IA	$117	$393	$690	$1,534
Class IB	$117	$393	$690	$1,534
Class K	$92	$315	$556	$1,248
Invesco Comstock Portfolio
Class IA	$102	$342	$601	$1,342
Class IB	$102	$331	$579	$1,289
Class K	$77	$278	$497	$1,127
Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)*
Class IA	$102	$325	$566	$1,257
Class IB	$102	$325	$566	$1,257
Class K	$77	$246	$430	$963

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*	Assumes both the Reorganization described in this Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 1 is approved.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2013, the portfolio turnover rates for each of the Davis New York Venture Portfolio and the Invesco Comstock Portfolio were 11% and 15%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies, and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Davis New York Venture Portfolio with those of the Invesco Comstock Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquiring Portfolio	Acquired Portfolio
	Invesco Comstock Portfolio	Davis New York Venture Portfolio
Investment Objectives	Seeks to achieve capital growth and income.	Seeks to achieve long-term growth of capital.
Principal Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of any capitalization range. The Portfolio may invest in other types of equity securities.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion.
	No corresponding strategy.	The Portfolio also may invest a significant portion of its assets in the financial services sector.

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Acquiring Portfolio	Acquired Portfolio
Invesco Comstock Portfolio	Davis New York Venture Portfolio
The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company’s worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser’s opinion, an appropriate mix of the following characteristics:

•   First class management evidenced by a proven track record, significant alignment of interest in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•   Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high returns on capital;

•   Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Adviser also analyzes each company’s common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company’s worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

No corresponding strategy.	The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company’s future.

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Acquiring Portfolio	Acquired Portfolio
Invesco Comstock Portfolio	Davis New York Venture Portfolio
The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. With respect to investments in foreign issuers, the Portfolio may enter into foreign currency transactions, including currency forward transactions, which are a type of derivative.	The Portfolio also has the flexibility to invest in foreign securities, including depositary receipts.
The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may invest up to 10% of its total assets in REITs.	No corresponding strategy.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Description of Risk Factors” below.

Risks	Invesco Comstock Portfolio	Davis New York Venture Portfolio
Credit Risk	X
Derivatives Risk	X
Equity Risk	X	X
Financial Services Sector Risk		X
Foreign Securities Risk	X	X
Currency Risk	X	X
Depositary Receipts Risk	X	X
Emerging Markets Risk	X
Headline Risk		X
Interest Rate Risk	X
Investment Grade Securities Risk	X
Investment Style Risk	X
Large-Cap Company Risk	X	X
Mid-Cap and Small-Cap Company Risk	X
Real Estate Investing Risk	X
Special Situations Risk		X

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one year, five

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years and since inception through December 31, 2013, compared to the returns of a broad-based market index. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Davis New York Venture Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 21.49% (2009 2nd Quarter)	Worst Quarter (% and time period) -23.88% (2008 4th Quarter)

Invesco Comstock Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 19.12% (2009 3rd Quarter)	Worst Quarter (% and time period) -23.30% (2008 4th Quarter)

Davis New York Venture Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Since Inception
Davis New York Venture Portfolio — Class IA (Inception Date: August 31, 2006)	33.43%	16.30%	5.30%
Davis New York Venture Portfolio — Class IB (Inception Date: August 31, 2006)	33.30%	16.12%	5.10%
Davis New York Venture Portfolio — Class K (Inception Date: August 26, 2011)	33.76%	N/A	21.73%
S&P 500 Index*	32.39%	17.94%	7.15%	**

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Invesco Comstock Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Since Inception
Invesco Comstock Portfolio — Class IA (Inception Date: April 29, 2005)	35.10%	18.51%	6.79%
Invesco Comstock Portfolio — Class IB (Inception Date: April 29, 2005)	35.06%	18.31%	6.58%
Invesco Comstock Portfolio — Class K (Inception Date: October 29, 2013)	N/A	N/A	6.27%
Russell 1000® Value Index†	32.53%	16.67%	7.11%	‡

*	The S&P 500 Index is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.
**	Since August 31, 2006.
†

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000® Index companies with lower price to book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index of common stocks that measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

‡	Since April 29, 2005.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2013, and of the Invesco Comstock Portfolio on a pro forma combined basis as of December 31, 2013, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Davis New York Venture Portfolio — Class IA	$22.8	$13.52	1,689,177
Invesco Comstock Portfolio — Class IA	$10.9	$14.01	780,354
Adjustments*	$—	$—	(82,185)
Pro forma Invesco Comstock Portfolio — Class IA (assuming the Reorganizations are approved)**	$43.1	$14.01	3,073,069
Davis New York Venture Portfolio — Class IB	$38.5	$13.52	2,850,701
Invesco Comstock Portfolio — Class IB	$53.1	$14.02	3,786,410
Adjustments*	$—	$—	(264,287)
Pro forma Invesco Comstock Portfolio — Class IB (assuming the Reorganizations are approved)**	$159.8	$14.02	11,397,329
Davis New York Venture Portfolio — Class K	$15.2	$13.52	1,126,091
Invesco Comstock Portfolio — Class K	$3.2	$13.98	228,690
Adjustments*	$—	$—	(37,566)
Pro forma Invesco Comstock Portfolio — Class K (assuming the Reorganizations are approved)**	$18.4	$13.98	1,317,215

*	Reflects adjustment for retired shares of the Acquired Portfolios.
**	Assumes both the Reorganization described in this Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the capitalization of the Invesco Comstock Portfolio on a pro forma combined basis assuming that only the Reorganization described in this Proposal 1 is approved

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AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PLAN OF REORGANIZATION WITH RESPECT TO THE DAVIS NEW YORK VENTURE PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE PLAN OF REORGANIZATION FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE LORD ABBETT LARGE CAP CORE PORTFOLIO INTO THE INVESCO COMSTOCK PORTFOLIO.

This Proposal 2 requests your approval of the Plan of Reorganization, pursuant to which the Lord Abbett Large Cap Core Portfolio will be reorganized into the Invesco Comstock Portfolio.

In considering whether you should approve this Proposal, you should note that:

•	The Portfolios have substantially similar investment objectives. Each Portfolio seeks growth of capital and income.

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The Portfolios have similar investment policies. Each Portfolio invests primarily in equity securities and also may invest in foreign securities. Each Portfolio relies on its respective sub-adviser (“Adviser”) to identify and evaluate companies that represent the best potential investments.

There are, however, differences in the Portfolios’ primary investment policies and strategies of which you should be aware. For example, the Invesco Comstock Portfolio may invest in issuers of any capitalization range, while the Lord Abbett Large Cap Core Portfolio invests primarily in issuers with large market capitalizations. The Invesco Comstock Portfolio emphasizes a value style of investing, while the Lord Abbett Large Cap Core Portfolio combines both value and growth investment styles. Also, while each Portfolio may invest in foreign securities and depositary receipts, the Invesco Comstock Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts, while the Lord Abbett Large Cap Core Portfolio limits its investments in foreign securities that are primarily traded outside of the United States to 10% of its net assets, but may invest without limit in depositary receipts. In addition, the Invesco Comstock Portfolio may enter into foreign currency transactions, including currency forward transactions, which are a type of derivative.

Also, the Invesco Comstock Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments and may invest up to 10% of its total assets in real estate investment trusts (“REITs”); the Lord Abbett Large Cap Core Portfolio generally does not invest in debt securities or REITs. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies, and Strategies” below.

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•

The Portfolios have comparable risk profiles, although there are differences of which you should be aware. Each Portfolio’s principal risks include equity risk, foreign securities risk, currency risk, depositary receipts risk and large-cap company risk. The Invesco Comstock Portfolio, however, also is subject to credit risk, derivatives risk, emerging markets risk, investment style risk, interest rate risk, investment grade securities risk, mid-cap and small-cap company risk, and real estate investing risk, while the Lord Abbett Large Cap Core Portfolio generally is not. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

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AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Invesco Comstock Portfolio after the Reorganization. FMG LLC has received an exemptive order from the SEC that generally permits FMG LLC and the Board to appoint, dismiss and replace each Portfolio’s Adviser(s) and to amend the advisory agreements between FMG LLC and the Advisers without obtaining shareholder approval (except with respect to Affiliated Advisers (as defined herein)). FMG LLC has appointed Lord, Abbett & Co. LLC to manage the assets of the Lord Abbett Large Cap Core Portfolio. FMG LLC has appointed Invesco Advisers, Inc. (“Invesco”) to manage the assets of the Invesco Comstock Portfolio and it is anticipated that Invesco will continue to advise the Invesco Comstock Portfolio after the Reorganization. For a detailed description of the Manager and the Adviser to the Invesco Comstock Portfolio, please see “Additional Information about the Acquiring Portfolios — The Manager” and “ — The Advisers” below.

•

The Lord Abbett Large Cap Core Portfolio and the Invesco Comstock Portfolio had net assets of approximately $77.6 million and $67.2 million, respectively, as of December 31, 2013. Thus, if the Reorganization of the Lord Abbett Large Cap Core Portfolio into the Invesco Comstock Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $144.8 million.

In addition, as discussed in connection with Proposal 1, the Davis New York Venture Portfolio had net assets of approximately $76.6 million as of December 31, 2013. Thus, if the Reorganizations of both the Lord Abbett Large Cap Core Portfolio and the Davis New York Venture Portfolio into the Invesco Comstock Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $221.4 million.

•

Class IA shareholders of the Lord Abbett Large Cap Core Portfolio will receive Class IA shares of the Invesco Comstock Portfolio and Class IB shareholders of the Lord Abbett Large Cap Core Portfolio will receive Class IB shares of the Invesco Comstock Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,”

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“Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the Invesco Comstock Portfolio’s Class IA and Class IB shares, for the fiscal year following the Reorganization, will be the same as those of the Lord Abbett Large Cap Core Portfolio’s Class IA and Class IB shares, respectively, for the fiscal year ended December 31, 2013. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for the Lord Abbett Large Cap Core Portfolio is equal to an annual rate of 0.65% of its average daily net assets. The maximum management fee for the Invesco Comstock Portfolio is equal to an annual rate of 0.65% of its average daily net assets. Both Portfolios are subject to the same administration fee schedule. Each Portfolio pays its proportionate share of an asset-based administration fee for the Trust, which is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain of the Trust’s portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion, and 0.0975% thereafter, plus an annual fee of $30,000 per Portfolio whose total average net assets are less than $5 billion. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies (“Investment Criteria”) of the Invesco Comstock Portfolio. It is not expected that the Invesco Comstock Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Lord Abbett Large Cap Core Portfolio. FMG LLC has reviewed each of those Portfolio’s current portfolio holdings and determined that the Lord Abbett Large Cap Core Portfolio’s holdings are generally consistent and compatible with the Invesco Comstock Portfolio’s Investment Criteria and thus, if the Reorganization is approved, a large majority of the Lord Abbett Large Cap Core Portfolio’s Assets could be transferred to and held by the Invesco Comstock Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. In addition, if the Reorganization is approved, the Manager will liquidate the Lord Abbett Large Cap Core Portfolio’s holdings that, based on market conditions and an assessment by the Manager and Invesco, are not compatible with the Invesco Comstock Portfolio’s current portfolio composition or Investment Criteria. It is currently anticipated that a majority of the Lord Abbett Large Cap Core Portfolio’s assets would be liquidated in connection with the Reorganization. The proceeds of such liquidation will be held in temporary investments or reinvested in assets that are consistent with the Invesco Comstock Portfolio’s Investment Criteria. Although any sale of portfolio investments in connection with the Reorganization would be conducted in

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an orderly manner, the need for the Portfolio to sell such investments may result in its selling securities at a disadvantageous time and price and could result in the Portfolio’s realizing gains (or losses) that otherwise would not have been realized and incurring transaction costs that otherwise would not have been incurred.

•

The Lord Abbett Large Cap Core Portfolio will bear its proportionate share (based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the Valuation Time) of the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the fiscal year ended December 31, 2013. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the year ended December 31, 2013. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Lord Abbett Large Cap Core Portfolio	Invesco Comstock Portfolio	Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)**
Not applicable.	Not applicable.	Not applicable.

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Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Lord Abbett Large Cap Core Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)**
	Class IA	Class IB	Class K#	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Management Fee	0.65%	0.65%	N/A	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	N/A	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.17%	0.17%	N/A	0.21%	0.16%	0.28%	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.07%	1.07%	N/A	1.11%	1.06%	0.93%	1.03%	1.03%	0.78%
Fee Waiver and/or Expense Reimbu- rsement†,††	-0.07%	-0.07%	N/A	-0.11%	-0.06%	-0.18%	-0.03%	-0.03%	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%	N/A	1.00%	1.00%	0.75%	1.00%	1.00%	0.75%

*	Based on estimated amounts for the current fiscal year.
**	Assumes both the Reorganization described in this Proposal 2 and the Reorganization described in Proposal 1 are approved. See Appendix E for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 2 is approved.
†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Lord Abbett Large Cap Core Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Lord Abbett Large Cap Core Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Lord Abbett Large Cap Core Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Lord Abbett Large Cap Core Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
††	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Invesco Comstock Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Invesco Comstock Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Invesco Comstock Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Invesco Comstock Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

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Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Lord Abbett Large Cap Core Portfolio
Class IA	$102	$333	$583	$1,299
Class IB	$102	$333	$583	$1,299
Class K#	N/A	N/A	N/A	N/A
Invesco Comstock Portfolio
Class IA	$102	$342	$601	$1,342
Class IB	$102	$331	$579	$1,289
Class K	$77	$278	$497	$1,127
Pro Forma Invesco Comstock Portfolio (assuming the Reorganizations are approved)*
Class IA	$102	$325	$566	$1,257
Class IB	$102	$325	$566	$1,257
Class K	$77	$246	$430	$963

*	Assumes both the Reorganization described in this Proposal 2 and the Reorganization described in Proposal 1 are approved. See Appendix E for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 2 is approved.
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example affect a Portfolio’s performance. During the fiscal year ended December 31, 2013, the portfolio turnover rates for each of the Lord Abbett Large Cap Core Portfolio and the Invesco Comstock Portfolio were 30% and 15%, respectively, of the average value of the Portfolio.

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Comparison of Investment Objectives, Policies, and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Lord Abbett Large Cap Core Portfolio with those of the Invesco Comstock Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquiring Portfolio	Acquired Portfolio
	Invesco Comstock Portfolio	Lord Abbett Large Cap Core Portfolio
Investment Objectives	Seeks to achieve capital growth and income.	Seeks to achieve capital appreciation and growth of income with reasonable risk.
Principal Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of any capitalization range. The Portfolio may invest in other types of equity securities.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2012, the market capitalization range of the Russell 1000® Index was $319.35 million to $500.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, warrants, and similar instruments.

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Acquiring Portfolio	Acquired Portfolio
Invesco Comstock Portfolio	Lord Abbett Large Cap Core Portfolio
The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.	The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.
The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. With respect to investments in foreign issuers, the Portfolio may enter into foreign currency transactions, including currency forward transactions, which are a type of derivative.	The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.
The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).	No corresponding strategy.

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Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Invesco Comstock Portfolio	Lord Abbett Large Cap Core Portfolio
Credit Risk	X
Derivatives Risk	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Depositary Receipts Risk	X	X
Emerging Markets Risk	X
Interest Rate Risk	X
Investment Grade Securities Risk	X
Investment Style Risk	X
Large-Cap Company Risk	X	X
Mid-Cap and Small-Cap Company Risk	X
Real Estate Investing Risk	X

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2013, compared to the returns of a broad-based market index. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Lord Abbett Large Cap Core Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 14.57% (2009 3rd Quarter)	Worst Quarter (% and time period) -19.80% (2008 4th Quarter)

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Invesco Comstock Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 19.12% (2009 3rd Quarter)	Worst Quarter (% and time period) -23.30% (2008 4th Quarter)

Lord Abbett Large Cap Core Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Since Inception
Lord Abbett Large Cap Core Portfolio – Class IA (Inception Date: April 29, 2005)	29.96%	14.59%	7.30%
Lord Abbett Large Cap Core Portfolio – Class IB (Inception Date: April 29, 2005)	29.91%	14.42%	7.10%
Lord Abbett Large Cap Core Portfolio – Class K#	N/A	N/A	N/A
Russell 1000® Index *	33.11%	18.59%	8.15%	**

Invesco Comstock Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Since Inception
Invesco Comstock Portfolio — Class IA (Inception Date: April 29, 2005)	35.10%	18.51%	6.79%
Invesco Comstock Portfolio — Class IB (Inception Date: April 29, 2005)	35.06%	18.31%	6.58%
Invesco Comstock Portfolio — Class K (Inception Date: October 29, 2013)	N/A	N/A	6.27%
Russell 1000® Value Index†	32.53%	16.67%	7.11%	**

*

The Russell 1000® Index is an unmanaged index of common stocks that measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

**	Since April 29, 2005.
†

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000® Index companies with lower price to book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index of common stocks that measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

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Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2013, and of the Invesco Comstock Portfolio on a pro forma combined basis as of December 31, 2013, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Lord Abbett Large Cap Core Portfolio —Class IA	$9.3	$13.56	685,723
Invesco Comstock Portfolio — Class IA	$10.9	$14.01	780,354
Adjustments*	$—	$—	(82,185)
Pro forma Invesco Comstock Portfolio — Class IA (assuming the Reorganizations are approved)**	$43.1	$14.01	3,073,069
Lord Abbett Large Cap Core Portfolio —Class IB	$68.3	$13.58	5,024,505
Invesco Comstock Portfolio — Class IB	$53.1	$14.02	3,786,410
Adjustments*	$—	$—	(264,287)
Pro forma Invesco Comstock Portfolio — Class IB (assuming the Reorganizations are approved)**	$159.8	$14.02	11,397,329
Lord Abbett Large Cap Core Portfolio — Class K#	N/A	N/A	N/A
Invesco Comstock Portfolio — Class K	$3.2	$13.98	228,690
Adjustments*	$—	$—	(37,566)
Pro forma Invesco Comstock Portfolio — Class K (assuming the Reorganizations are approved)**	$18.4	$13.98	1,317,215

*	Reflects adjustment for retired shares of the Acquired Portfolios.
**	Assumes both the Reorganization described in this Proposal 2 and the Reorganization described in Proposal 1 are approved. See Appendix E for the capitalization of the Invesco Comstock Portfolio on a pro forma combined basis assuming that only the Reorganization described in this Proposal 2 is approved
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PLAN OF REORGANIZATION WITH RESPECT TO THE LORD ABBETT LARGE CAP CORE PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE PLAN OF REORGANIZATION FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2.

PROPOSAL 3: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE EQUITY GROWTH PLUS PORTFOLIO INTO THE LARGE CAP GROWTH PLUS PORTFOLIO.

This Proposal 3 requests your approval of the Plan of Reorganization, pursuant to which the Equity Growth PLUS Portfolio will be reorganized into the Large Cap Growth PLUS Portfolio.

In considering whether you should approve this Proposal, you should note that:

•	The Portfolios have identical investment objectives. Each Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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•

The Portfolios have substantially similar investment policies. Each Portfolio invests primarily in equity securities of growth companies. Each Portfolio’s assets are allocated among two or more investment sub-advisers (each an “Adviser”), each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of each Portfolio is actively managed by an Adviser (the “Active Allocated Portion”), one portion of each Portfolio seeks to track the performance of the Russell 1000® Growth Index (the “Index Allocated Portion”), and each Portfolio may invest up to 10% of its net assets in underlying exchange-traded funds (“ETFs”) that meet the investment criteria of the Portfolio. Under normal circumstances, the Active Allocated Portion and the Index Allocated Portion of the Equity Growth PLUS Portfolio consist of approximately 25-35% and 65-75%, respectively, of the Portfolio’s net assets. Similarly, under normal circumstances, the Active Allocated Portion and the Index Allocated Portion of the Large Cap Growth PLUS Portfolio consist of approximately 30% and 60%, respectively, of the Portfolio’s net assets. In addition, each Portfolio may invest up to 25% of its assets in derivatives, such as exchange-traded futures and options contracts on securities indices, to manage its equity exposure. There are, however, differences in the Portfolios’ primary investment policies and strategies of which you should be aware. For example, the Active Allocated Portion of the Large Cap Growth PLUS Portfolio may invest up to 25% of its total assets in securities of foreign companies, including companies based in developing countries. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies, and Strategies” below.

•

The Portfolios have comparable risk profiles, although there are differences of which you should be aware. Each Portfolio’s principal risks include cash management risk, custom benchmark risk, derivatives risk, equity risk, exchange-traded funds risk, futures contract risk, index strategy risk, investment style risk, large-cap company risk, leveraging risk, short position risk, and volatility management risk. The Equity Growth PLUS Portfolio, however, also is subject to mid-cap company risk, while the Large Cap Growth PLUS Portfolio generally is not. In addition, the principal risks of investing in the Large Cap Growth PLUS Portfolio also include foreign securities risk, currency risk, emerging markets risk, and portfolio turnover risk, which are not principal risks of investing in the Equity Growth PLUS Portfolio. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

•

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Large Cap Growth PLUS Portfolio after the Reorganization. FMG LLC has received an exemptive order from the SEC that generally permits FMG LLC and the Board to appoint, dismiss and replace each Portfolio’s Adviser(s) and to

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amend the advisory agreements between FMG LLC and the Advisers without obtaining shareholder approval (except with respect to Affiliated Advisers (as defined herein)). FMG LLC has appointed two Advisers to manage distinct portions of the assets of the Equity Growth PLUS Portfolio. In particular, BlackRock Capital Management, Inc. manages the Active Allocated Portion and BlackRock Investment Management, LLC manages the Index Allocated Portion of the Equity Growth PLUS Portfolio. FMG LLC has appointed four Advisers to manage distinct portions of the assets of the Large Cap Growth PLUS Portfolio. In particular, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and Wells Capital Management, Inc. manage portions of the Active Allocated Portion of the Large Cap Growth PLUS Portfolio and BlackRock Investment Management, LLC manages the Index Allocated Portion of the Large Cap Growth PLUS Portfolio, and it is anticipated that they will continue to advise their respective portions of the Large Cap Growth PLUS Portfolio after the Reorganization. In addition, FMG LLC manages the Large Cap Growth PLUS Portfolio’s ETF Allocated Portion, and it is anticipated that FMG LLC would continue to manage the ETF Allocated Portion of the Large Cap Growth PLUS Portfolio after the Reorganization. For a detailed description of the Manager and the Advisers to the Large Cap Growth PLUS Portfolio, please see “Additional Information about the Acquiring Portfolios — The Manager” and “— The Advisers” below.

•

The Equity Growth PLUS Portfolio and the Large Cap Growth PLUS Portfolio had net assets of approximately $585.9 million and $5.4 billion, respectively, as of December 31, 2013. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $6.0 billion.

•

Class IA shareholders of the Equity Growth PLUS Portfolio will receive Class IA shares of the Large Cap Growth PLUS Portfolio, Class IB shareholders of the Equity Growth PLUS Portfolio will receive Class IB shares of the Large Cap Growth PLUS Portfolio, and Class K shareholders of the Equity Growth PLUS Portfolio will receive Class K shares of the Large Cap Growth PLUS Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the Large Cap Growth PLUS Portfolio’s Class IA, Class IB, and Class K shares, for the fiscal year following the Reorganization, will be lower than those of the Equity Growth PLUS Portfolio’s Class IA, Class IB, and Class K shares, respectively, for the fiscal year ended December 31, 2013. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

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•

The maximum management fee for the Equity Growth PLUS Portfolio is equal to an annual rate of 0.50% of its average daily net assets. The maximum management fee for the Large Cap Growth PLUS Portfolio is equal to an annual rate of 0.50% of its average daily net assets. Both Portfolios are subject to the same administration fee schedule. Each Portfolio pays its proportionate share of an asset-based administration fee for the Portfolio and certain other of the Trust’s portfolios, which is equal to an annual rate of 0.15% of the first $20 billion of these portfolios’ aggregate average daily net assets, 0.110% of the next $5 billion of these portfolios’ aggregate average daily net assets, and 0.10% of these portfolios’ aggregate average daily net assets thereafter, plus an annual fee of $32,500 per Portfolio whose total average net assets are less than $5 billion. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies (“Investment Criteria”) of the Large Cap Growth PLUS Portfolio. It is not expected that the Large Cap Growth PLUS Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Equity Growth PLUS Portfolio. FMG LLC has reviewed each of those Portfolio’s current portfolio holdings and determined that the Equity Growth PLUS Portfolio’s holdings are generally consistent and compatible with the Large Cap Growth PLUS Portfolio’s Investment Criteria and thus, if the Reorganization is approved, a large majority of the Equity Growth Plus Portfolio’s Assets could be transferred to and held by the Large Cap Growth PLUS Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. If the Reorganization is approved, the Manager will liquidate the Equity Growth PLUS Portfolio’s holdings that, based on market conditions and an assessment by the Manager and the Large Cap Growth PLUS Portfolio’s Advisers, are not compatible with the Large Cap Growth PLUS Portfolio’s current portfolio composition or Investment Criteria. The proceeds of such liquidation will be held in temporary investments or reinvested in assets that are consistent with the Large Cap Growth PLUS Portfolio’s Investment Criteria. Although any sale of portfolio investments in connection with the Reorganization would be conducted in an orderly manner, the need for the Portfolio to sell such investments may result in its selling securities at a disadvantageous time and price and could result in the Portfolio’s realizing gains (or losses) that otherwise would not have been realized and incurring transaction costs that otherwise would not have been incurred.

•

The Equity Growth PLUS Portfolio will bear its proportionate share (based on the fraction that its net asset value will bear to the net asset values of all the Acquired Portfolios at the Valuation Time) of the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

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Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the fiscal year ended December 31, 2013. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the year ended December 31, 2013. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Equity Growth PLUS Portfolio	Large Cap Growth PLUS Portfolio	Pro Forma Large Cap Growth PLUS Portfolio (assuming the Reorganization is approved)
Not applicable.	Not applicable.	Not applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Equity Growth PLUS Portfolio			Large Cap Growth PLUS Portfolio			Pro Forma Large Cap Growth PLUS Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class K	Class IA	Class IB	Class K	Class IA	Class IB	Class K
Management Fee	0.50%	0.50%	0.50%	0.47%	0.47%	0.47%	0.46%	0.46%	0.46%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.93%	0.93%	0.68%	0.90%	0.90%	0.65%	0.87%	0.87%	0.62%

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year; and

•	The Portfolio’s operating expenses remain the same.

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This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Growth PLUS Portfolio
Class IA	$95	$296	$515	$1,143
Class IB	$95	$296	$515	$1,143
Class K	$69	$218	$379	$847
Large Cap Growth PLUS Portfolio
Class IA	$92	$287	$498	$1,108
Class IB	$92	$287	$498	$1,108
Class K	$66	$208	$362	$810
Pro Forma Large Cap Growth PLUS Portfolio (assuming the Reorganization is approved)
Class IA	$89	$278	$482	$1,073
Class IB	$89	$278	$482	$1,073
Class K	$63	$199	$346	$774

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2013, the portfolio turnover rates for each of the Equity Growth PLUS Portfolio and the Large Cap Growth PLUS Portfolio were 75% and 40%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies, and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Equity Growth PLUS Portfolio with those of the Large Cap Growth PLUS Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquiring Portfolio	Acquired Portfolio
	Large Cap Growth PLUS Portfolio	Equity Growth PLUS Portfolio
Investment Objectives	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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	Acquiring Portfolio	Acquired Portfolio
	Large Cap Growth PLUS Portfolio	Equity Growth PLUS Portfolio
Principal Investment Strategies	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s investments in equity securities may include common stocks, preferred stocks, warrants, and other equity securities, and financial instruments that derive their value from such securities.
	The Portfolio’s assets normally are allocated among three Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in ETFs (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.	The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 25-35% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 65-75% of the Portfolio’s net assets. Approximately 10% of the Portfolio’s assets may be invested in exchange-traded funds (“Underlying ETFs”) that meet the investment criteria of the Portfolio. The Underlying ETFs in which the Portfolio may invest may be changed from time to time without notice or shareholder approval.

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Acquiring Portfolio	Acquired Portfolio
Large Cap Growth PLUS Portfolio	Equity Growth PLUS Portfolio

The Active Allocated Portion invests primarily in equity securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the Advisers, in current market valuations. The Active Allocated Portion may invest up to 25% of its total assets in securities of foreign companies, including companies based in developing countries. An Adviser may sell a security for a variety of reasons, such as to make other investments believed by an Adviser to offer superior investment opportunities.

For this Portfolio, large-cap companies mean those companies with market capitalizations within the range of at least one of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $1.65 billion - $500.5 billion as of December 31, 2012), Russell 1000® Index (market capitalization range of approximately $319.35 million - $500.5 billion as of December 31, 2012), S&P 100 Index (market capitalization range of approximately $17.6 billion - $500.5 billion as of December 31, 2012) Morningstar Large Core Index (market capitalization range of approximately $11.05 billion - $228.25 billion as of December 31, 2012), NYSE 100 Index (market capitalization $21.08 billion - $389.65 billion as of December 31, 2012).

The Adviser to the Active Allocated Portion favors companies that appear to offer higher potential for long term growth. The Adviser to the Active Allocated Portion looks for companies in which the duration and magnitude of growth is underestimated by the market. In doing so, the Adviser to the Active Allocated portion looks to allocate investments in the Active Allocated Portion between ‘superior growth,’ ‘durable growth’ and ‘periodic’ growth companies by utilizing a bottom-up stock selection process that uncovers securities that are believed to generate excess return. The Adviser to the Active Allocated Portion’s bottom-up fundamental research process is applied to a growth stock universe of 500-600 securities which is comprised of securities in the Russell 1000® Growth Index (“Russell 1000® Growth”) universe with market capitalizations above $2 billion. The Adviser to the Active Allocated Portion may, when consistent with the Portfolio’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).
The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000® Growth with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.	Same.

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Acquiring Portfolio	Acquired Portfolio
Large Cap Growth PLUS Portfolio	Equity Growth PLUS Portfolio
The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, shorting or selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. During such times, the Portfolio’s exposure to equity securities may be significantly less than that of a traditional equity portfolio. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.	Same.

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Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Large Cap Growth PLUS Portfolio	Equity Growth PLUS Portfolio
Cash Management Risk	X	X
Custom Benchmark Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Exchange Traded Funds Risk	X	X
Foreign Securities Risk	X
Currency Risk	X
Emerging Markets Risk	X
Futures Contract Risk	X	X
Index Strategy Risk	X	X
Investment Style Risk	X	X
Large-Cap Company Risk	X	X
Leveraging Risk	X	X
Mid-Cap Company Risk		X
Portfolio Turnover Risk	X
Short Position Risk	X	X
Volatility Management Risk	X	X

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2013, compared to the returns of a broad-based market index. The additional broad-based market index shows how each Portfolio’s performance compared to the returns of a volatility managed index. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

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Equity Growth PLUS Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 14.74% (2012 1st Quarter)	Worst Quarter (% and time period) -23.61% (2008 4th Quarter)

Large Cap Growth PLUS Portfolio - Calendar Year Total Returns (Class IB)

Best Quarter (% and time period) 16.31% (2003 2nd Quarter)	Worst Quarter (% and time period) -21.65% (2008 4th Quarter)

Equity Growth PLUS Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Ten Years/ Since Inception
Equity Growth PLUS Portfolio — Class IA	32.58%	16.02%	6.84%
Equity Growth PLUS Portfolio — Class IB	32.53%	15.92%	6.66%
Equity Growth PLUS Portfolio — Class K (Inception Date: August 26, 2011)	32.89%	N/A	21.09%
Russell 1000® Growth Index*	33.48%	20.39%	7.83%	**
Volatility Managed Index — Large Cap Growth***	32.94%	17.48%	9.44%	**

Large Cap Growth PLUS Portfolio

Average Annual Total Returns (For the periods ended December 31, 2013)	One Year	Five Years	Ten Years/ Since Inception
Large Cap Growth PLUS Portfolio — Class IA	35.36%	17.93%	8.25%
Large Cap Growth PLUS Portfolio — Class IB	35.39%	18.03%	8.02%
Large Cap Growth PLUS Portfolio — Class K (Inception Date: August 26, 2011)	35.70%	N/A	22.45%
Russell 1000® Growth Index*	33.48%	20.39%	7.83%	**
Volatility Managed Index — Large Cap Growth***	32.94%	17.48%	9.44%	**

*	The Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index

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measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.
**	Average annual total returns for past ten years.
***

The Volatility Managed Index — Large Cap Growth is an index that applies a formula to a blend of the S&P 500 Index and the Russell 1000® Growth Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached. The S&P 500 Index is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2013, and of the Large Cap Growth PLUS Portfolio on a pro forma combined basis as of December 31, 2013, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Equity Growth PLUS Portfolio — Class IA	$38.5	$21.04	1,831,520
Large Cap Growth PLUS Portfolio — Class IA	$13.3	$24.95	531,654
Adjustments*	$—	$—	(287,097)
Pro forma Large Cap Growth PLUS Portfolio — Class IA (assuming the Reorganization is approved)	$51.8	$24.95	2,076,077
Equity Growth PLUS Portfolio — Class IB	$518.8	$20.94	24,776,879
Large Cap Growth PLUS Portfolio — Class IB	$4,223.7	$24.40	173,110,415
Adjustments*	$—	$—	(3,512,949)
Pro forma Large Cap Growth PLUS Portfolio — Class IB (assuming the Reorganization is approved)	$4,742.6	$24.40	194,374,345
Equity Growth PLUS Portfolio — Class K	$28.5	$21.05	1,355,113
Large Cap Growth PLUS Portfolio — Class K	$1,154.9	$24.95	46,286,871
Adjustments*	$—	$—	(211,789)
Pro forma Large Cap Growth PLUS Portfolio — Class K (assuming the Reorganization is approved)	$1,183.4	$24.95	47,430,195

*	Reflects adjustment for retired shares of the Acquired Portfolio.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PLAN OF REORGANIZATION WITH RESPECT TO THE EQUITY GROWTH PLUS PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE PLAN OF REORGANIZATION FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3.

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plan of Reorganization

The terms and conditions under which the Reorganizations would be completed are contained in the Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Plan of Reorganization, a copy of the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Each Reorganization will involve an Acquiring Portfolio’s acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of the Acquired Portfolio’s liabilities. The Plan of Reorganization further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in the Reorganization to its shareholders, for the benefit of the Separate Accounts, as applicable, and thus the Contractholders, by class. The number of full and fractional Acquiring Portfolio Shares each shareholder will receive (for the benefit of each Separate Account, as applicable) will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the corresponding Acquired Portfolio Shares the shareholder holds at that time (for the benefit thereof, as applicable). After such distribution, the Trust will take all necessary steps under its Amended and Restated Declaration of Trust, as amended (the “Declaration of Trust”), and Delaware and any other applicable law to effect a complete termination of each Acquired Portfolio.

The Board may terminate or delay the Plan of Reorganization with respect to, and abandon or postpone, any Reorganization or all Reorganizations at any time prior to the Closing Date, before or after approval by the relevant Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The consummation of each Reorganization also is subject to various conditions, including approval of the Reorganization by the applicable Acquired Portfolio’s shareholders, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal income tax consequences of the Reorganization (see below) and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), have determined, with respect to each Portfolio, that the interests of the Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Portfolio.

The following expenses of the Reorganizations (generally referred to in the Plan of Reorganization as the “Identified Expenses”) shall be borne by the Acquired

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Portfolios in proportion to their respective shareholder accounts at the Valuation Time: (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Proxy Statement/Prospectus, and printing and distributing each Acquiring Portfolio’s prospectus and each Acquired Portfolio’s proxy materials, (2) legal and accounting fees in connection with the Reorganizations, and (3) expenses of holding the Meeting (including any adjournment or postponement thereof). Notwithstanding the foregoing, (a) all expenses other than Identified Expenses shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a “regulated investment company” or would prevent the Reorganization in which it participates from qualifying as a tax-free reorganization.

Approval of the Plan of Reorganization with respect to each Acquired Portfolio will require a majority vote of its shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (ii) more than 50% of its outstanding voting securities. If the Plan of Reorganization is not approved with respect to an Acquired Portfolio by its shareholders or its Reorganization is not consummated for any other reason, the Board will consider other possible courses of action. The consummation of any one Reorganization is not contingent on the consummation of any other Reorganization. Please see “Voting Information” below for more information.

Description of the Securities to Be Issued

The shareholders of each Acquired Portfolio will receive Class IA, Class IB, or Class K shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. The Declaration of Trust authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences. Each Acquiring Portfolio is a series of the Trust.

The Trust currently offers three classes of shares – Class IA, Class IB, and Class K shares. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class IA and IB shares of the Acquiring Portfolios. The maximum distribution and/or service (12b-1) fee for each Acquiring Portfolio’s Class IA and IB shares is equal to an annual rate of 0.25% of the average daily net assets attributable to those shares. Because these distribution/service fees are paid out of an Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

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Board Considerations

At a meeting of the Board held on December 10-11, 2013, FMG LLC recommended that each Acquired Portfolio be reorganized into its corresponding Acquiring Portfolio. FMG LLC noted that, in addition to evaluating regularly the performance of each Adviser to a portfolio of the Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis to identify potentially duplicative portfolios and to provide recommendations to the Board to strengthen the Trust’s line-up. FMG LLC also noted that this process is supplemented by FMG LLC’s Adviser monitoring process, through which organizational and personnel changes occurring at the Advisers are scrutinized to ascertain their impact on the Trust’s portfolios. FMG LLC noted that it was recommending the Reorganizations to streamline and strengthen the Trust’s line-up by eliminating duplicative portfolios and to address underperformance issues and certain other developments with respect to each Acquired Portfolio.

FMG LLC discussed each Acquired Portfolio’s past underperformance and noted that the Board had requested that FMG LLC continue to monitor closely each Acquired Portfolio’s performance. FMG LLC also reminded the Board that each Acquired Portfolio and the Invesco Comstock Portfolio had been the subject of a redemption request by separate accounts of AXA Equitable in a substitution transaction that had been effected earlier that year and that, as a result of that transaction, each Acquired Portfolio and the Invesco Comstock Portfolio had experienced a significant redemption of assets.

FMG LLC noted that each Acquired Portfolio has similar or identical investment objectives, similar or substantially similar investment policies, and the same fundamental and non-fundamental investment restrictions as its corresponding Acquiring Portfolio. With respect to each of the Davis New York Venture Portfolio and the Lord Abbett Large Cap Core Portfolio, FMG LLC noted that, given each Portfolio’s performance, the impact of the substitution transaction on each Portfolio’s assets, and each Portfolio’s lack of potential asset growth, FMG LLC believed it would be appropriate to reorganize each of the Portfolios into the Invesco Comstock Portfolio. In addition, with respect to the Davis New York Venture Portfolio, FMG LLC noted that, in connection with the annual renewal of the investment advisory agreement between FMG LLC and Davis Selected Advisers, L.P. at a meeting of the Board held on July 8-9, 2013, the Board had informed FMG LLC that its decision to approve the investment advisory agreement was based in part on FMG LLC’s agreement to provide, at a future meeting, options for potential changes to the Davis New York Venture Portfolio to address its performance. With respect to the Equity Growth PLUS Portfolio, FMG LLC noted that it believed it would be appropriate to reorganize the Portfolio into the Large Cap Growth PLUS Portfolio to streamline the Trust’s large cap growth investment options by eliminating a duplicative portfolio that has not met performance expectations. FMG LLC also noted that it believed the Reorganizations would be beneficial to the shareholders invested in the Acquired Portfolios because each Reorganization would provide a means by which Contractholders with amounts

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allocated to an Acquired Portfolio could pursue similar or identical investment objectives in the context of a larger fund with better growth prospects and the potential for lower expenses through greater economies of scale.

In determining whether to approve the Plan of Reorganization with respect to the Acquired Portfolios and recommend its approval to shareholders, the Board, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of the Reorganizations to shareholders, including the greater potential to increase the assets of the Acquired Portfolios and to realize economies of scale in the Acquired Portfolios’ expenses and portfolio management as a result of asset growth; (2) comparisons of the Portfolios’ investment objectives, policies, strategies and risks; (3) the effect of a Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder costs; (4) the relative historical performance records of the Portfolios; (5) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (6) the terms and conditions of the Plan of Reorganization and whether the Reorganizations would result in dilution of shareholder interests; (7) the potential benefits of the Reorganizations to other persons, including FMG LLC and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates;” and (8) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, the Independent Trustees requested, and FMG LLC provided to the Board, information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Portfolio’s participation in the relevant Reorganization is in its best interests and that the interests of existing shareholders of that Portfolio would not be diluted as a result of the Reorganization. The Board’s conclusion was based on a number of factors, including the following:

•

The Reorganizations will permit shareholders invested in each Acquired Portfolio to continue to allocate amounts to a Portfolio that pursues a similar or identical investment objective and similar or substantially similar investment policies, and that is part of a larger combined portfolio with better growth prospects and the potential for lower expenses through greater economies of scale.

•

The annual operating expense ratios for the Class IA, Class IB, and Class K shares of each Acquiring Portfolio are expected to be the same as, or lower than, those of the corresponding classes of shares of the corresponding Acquired Portfolio for the previous fiscal year.

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•

FMG LLC will continue to serve as the investment manager and administrator of the Acquiring Portfolios following the Reorganizations, and the current Advisers to the Acquiring Portfolios will continue to serve as the Advisers to those Portfolios.

•

As a result of the Reorganizations, each shareholder of Class IA, Class IB, or Class K shares of an Acquired Portfolio would hold, immediately after the Closing Date, Class IA, Class IB, or Class K shares of the corresponding Acquiring Portfolio, as applicable, having an aggregate value equal to the aggregate value of the relevant Acquired Portfolio Shares such shareholder holds as of the Closing Date.

•

The Reorganizations will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with the Trust’s normal valuation procedures, which are identical for all of the Trust’s Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•	The Reorganizations are not expected to have any adverse tax results to Contractholders.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Plan of Reorganization and to recommend that the shareholders of each Acquired Portfolio also approve the relevant Plan of Reorganization.

Potential Benefits of the Reorganizations to FMG LLC and its Affiliates

FMG LLC may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to FMG LLC and its affiliates in connection with the Acquiring Portfolios may be higher than the profits derived from the fees paid by the corresponding Acquired Portfolios. In addition, the Portfolios are offered and sold through Contracts issued by AXA Equitable and its affiliates that may provide certain death benefit, income benefit or other guarantees to Contractholders. In providing these guarantees, AXA Equitable assumes the risk that Contractholder account values will not be sufficient to pay the guaranteed amounts when due, and therefore that AXA Equitable will have to use its own resources to cover any shortfall. AXA Equitable may enter into hedging transactions from time to time that are intended to help manage its risks under these guarantees. The Reorganizations described in this Proxy Statement/Prospectus may enhance AXA Equitable’s ability to manage this risk, for example, by eliminating a Portfolio that has underperformed expectations. This could have a positive impact on AXA Equitable’s profitability and/or financial position.

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Description of Risk Factors

A Portfolio’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Risk Factors.”

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. A Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Credit Risk:    The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Custom Benchmark Risk:    One of the benchmarks against which each of the Equity Growth PLUS Portfolio’s and the Large Cap Growth PLUS Portfolio’s performance is measured, the Volatility Managed Index — Large Cap Growth, was created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that a Portfolio will outperform this or any benchmark.

Derivatives Risk:    A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions.

Equity Risk:    In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

ETF Risk:    A Portfolio that invests in ETFs will indirectly bear fees and expenses charged by those ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of

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the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The Portfolio and ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and lower-rated securities risk. ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio. Shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected.

Financial Services Sector Risk:    To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may

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erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk:    Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk:    There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

Headline Risk:    A Portfolio may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While the Adviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Index Strategy Risk:    A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its

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index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk:    The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

Investment Grade Securities Risk:    Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investment Style Risk:    An Adviser may use a particular style or set of styles — in this case “growth” or “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods.

Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. They also may increase the volatility of the Portfolio’s share price.

Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to a its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Mid-Cap and Small-Cap Company Risk:    Investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Real Estate Investing Risk:    Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills, and a Portfolio or portion thereof indirectly bears

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REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Short Position Risk:    A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

Special Situations Risk:    A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period.

Volatility Management Risk:    The Manager from time to time employs various volatility management techniques, including the use of futures and options to manage equity exposure. The success of a Portfolio’s volatility management strategy will be subject to the Manager’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Manager to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of a Portfolio’s volatility management strategy also will be subject to the Manager’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of the volatility management strategy will be subject to the Manager’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or

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increase losses or reduce gains. For a variety of reasons, the Manager may not seek to establish a perfect correlation between the relevant market index and the metrics that the Manager uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Any one or more of these factors may prevent a Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses.

Federal Income Tax Consequences of the Reorganizations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a condition to consummation of each Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein and conditioned on certain representations of the Trust being true and complete on the Closing Date and consummation of the Reorganization in accordance with the Plan of Reorganization (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Counsel has not approved), for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code); (2) neither Portfolio will recognize any gain or loss on the Reorganization; (3) an Acquired Portfolio shareholder will not recognize any gain or loss on the exchange of its Acquired Portfolio Shares for Acquiring Portfolio Shares; (4) an Acquired Portfolio shareholder’s aggregate tax basis in the Acquiring Portfolio Shares it receives pursuant to the Reorganization will be the same as the aggregate tax basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio shares, and its holding period for those Acquiring Portfolio shares will include, in each instance, its holding period for those Acquired Portfolio shares, provided the shareholder holds the latter as capital assets on the Closing Date; and (5) the Acquiring Portfolio’s tax basis in each asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s tax basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period). Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Portfolios participating therein or the participating Acquired Portfolio’s shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

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Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares generally will not recognize any gain or loss as a result of the Reorganizations. If an Acquired Portfolio sells securities before its Reorganization, it may recognize gains or losses on those sales. Any net gains recognized on those sales would increase the amount of any distribution that such an Acquired Portfolio must make to its shareholders before consummating its Reorganization.

As a result of the Reorganizations, each Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of the latter’s accumulated capital loss carryovers that the former may use to offset capital gains it recognizes after its Reorganization — generally in no more than the eight succeeding taxable years for losses incurred in taxable years ended before January 1, 2011 — will be subject to an annual limitation under sections 382 and 383 of the Code. Under the Regulated Investment Company Modernization Act of 2010, an Acquiring Portfolio may carry over (and use subject to the sections 382/383 limitation) capital losses the corresponding Acquired Portfolio incurred in subsequent taxable years, including any net capital loss that Acquired Portfolio sustains during its taxable year ending on the Closing Date and any net unrealized built-in loss that Acquired Portfolio has on that date, for an unlimited period. However, any losses incurred during future years must be utilized before the losses incurred in pre-2011 taxable years. As a result of this ordering rule, pre-2011 capital loss carryovers may be more likely to expire unused. Additionally, post-2010 capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In general, the limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value of the corresponding Acquired Portfolio as of the Closing Date (the “Acquired Portfolio’s NAV”) multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (the “Service”) each month, currently 3.49%) for the month in which the Closing Date occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of the Closing Date that that Acquiring Portfolio recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Closing Date (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of that Acquired Portfolio’s NAV or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Closing Date and for any subsequent short taxable year.

If a Reorganization fails to meet the requirements of Code section 368(a)(1)(D), a Separate Account that is invested in shares of the Acquired Portfolio involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Portfolio Shares it receives.

The Trust has not sought a tax ruling from the Service but instead is acting in reliance on the opinion of Counsel discussed above. That opinion is not binding on the

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Service or the courts and does not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS

Management of the Trust

This section gives you information about the Trust, the Manager and the Advisers for the Acquiring Portfolios.

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “portfolios”), including the Acquiring Portfolios. The Trust issues shares of beneficial interest that are currently divided among eighty-six (86) portfolios, sixty-eight (68) of which have authorized Class IA, Class IB and Class K shares and the remaining eighteen (18) of which are authorized to issue only Class IB and Class K shares. This Proxy Statement/Prospectus describes the Class IA, Class IB, and Class K shares on behalf of the Acquiring Portfolios. Each Acquiring Portfolio has its own investment objective, investment strategies and risks, which have been previously described in this Proxy Statement/Prospectus. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA and Class IB shares.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, is the Manager to each Portfolio. FMG LLC is registered with the SEC as an investment adviser under the 1940 Act. FMG LLC also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and serves as a CPO with respect to the Large Cap Growth PLUS Portfolio. FMG LLC currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to the Invesco Comstock Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. FMG LLC is an indirect, wholly owned subsidiary of AXA Equitable. AXA Equitable is a wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. The address for AXA Equitable and AXA Financial, Inc. is 1290 Avenue of the Americas, New York, New York 10104. The address for AXA is 25 Avenue Matignon, 75008, Paris France. FMG LLC serves as the investment adviser to mutual funds and other pooled investment vehicles and, as of December 31, 2013, had $103.0 billion in assets under management.

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The Manager has a variety of responsibilities for the general management and administration of the Trust and the portfolios. With respect to the Large Cap Growth PLUS Portfolio, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolio, selecting and monitoring the Advisers for the Portfolio, advising the ETF Allocated Portions of a Portfolio (including selecting Underlying ETFs in which the Portfolio invests) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. The Manager also is responsible for developing and overseeing the proprietary research model used to manage the equity exposure of the Portfolio. With respect to the Invesco Comstock Portfolio, the Manager’s management responsibilities include, among other things, the selection and monitoring of Advisers for the Portfolio.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ (or portions’ thereof) investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

If the Manager appoints, dismisses or replaces an Adviser to a Portfolio or adjusts the asset allocation among Advisers in a Portfolio the affected Portfolio may experience a period of transition during which the securities held in the Portfolio may be

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repositioned in connection with the change in Adviser(s). A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions may be implemented before or after the effective date of the new Adviser’s appointment as an adviser to the Portfolio, and may be completed in several days to several weeks, depending on the particular circumstances of the transition. In addition, the past performance of a Portfolio is not necessarily an indication of future performance. This may be particularly true for any portfolios that have undergone Adviser changes and/or changes to the investment objectives or policies of the portfolio.

The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board.

A committee of FMG LLC investment personnel (“Investment Committee”) (i) is primarily responsible for the selection, monitoring and oversight of each Portfolio’s Adviser(s); and (ii) manages the ETF Allocated Portion of and the models used to manage the ETF Allocated Portion of the Large Cap Growth PLUS Portfolio. The Investment Committee is responsible for determining the allocation of assets between the actively and passively managed portions of the Large Cap Growth PLUS Portfolio, overseeing the models used to manage the Portfolio, selecting and monitoring the Advisers for the Portfolio, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (the “Affiliated Adviser”), such as AllianceBernstein L.P., AXA Investment Managers, Inc., and AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio’s shareholders.

Management and Administrative Fees

Each Acquiring Portfolio pays a fee to FMG LLC for management services. The table below shows the annual rate of the management fees (as a percentage of each Acquiring Portfolio’s average daily net assets) that the Manager received in 2013 for managing each Acquiring Portfolio and the rate of the management fees waived by the Manager in 2013 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to each Acquiring Portfolio.

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Acquiring Portfolio	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
Invesco Comstock Portfolio	0.65%	0.06%
Large Cap Growth PLUS Portfolio	0.47%	0.00%

The Advisers to the Acquiring Portfolios are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or a decrease in the amount of the management fee retained by the Manager, without shareholder approval. A discussion of the basis for the decision by the Trust’s Board to approve the investment management and advisory agreements with respect to the Portfolios is available in the Trust’s Semi-Annual or Annual Reports to Shareholders for the periods ended June 30 and December 31.

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program.

For administrative services, in addition to the management fee, the Invesco Comstock Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Trust, which is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain of the Trust’s portfolios noted below) 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion, and 0.0975% thereafter, plus an annual fee of $30,000 per portfolio whose total average net assets are less than $5 billion. The excluded portfolios are: the All Asset Allocation Portfolios, the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, the EQ/Franklin Templeton Allocation Portfolio, the Strategic Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/AllianceBernstein Small Cap Growth Portfolio, the EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the EQ/High Yield Bond Portfolio, the EQ/Convertible Securities Portfolio and the EQ/Emerging Markets Equity PLUS, EQ/Equity Growth PLUS, EQ/International Core PLUS, EQ/International Value PLUS, EQ/Large Cap Core PLUS, EQ/Large Cap Growth PLUS, EQ/Large Cap Value PLUS, EQ/Mid Cap Value PLUS, EQ/Natural Resources PLUS, EQ/Real Estate PLUS, EQ/Global Bond PLUS, and EQ/Quality Bond PLUS Portfolios (the “PLUS Portfolios”).

For administrative services, in addition to the management fee, the Large Cap Growth PLUS Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the PLUS Portfolios and certain other of the Trust’s portfolios (noted below), which is equal to an annual rate of 0.15% of the first $20 billion of these portfolios’ aggregate average daily net assets, 0.110% of the next $5 billion of these portfolios’ aggregate average daily net assets, and 0.10% of these portfolios’

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aggregate average daily net assets thereafter, plus an annual fee of $32,500 per portfolio whose total average net assets are less than $5 billion. The included portfolios are: the EQ/AllianceBernstein Small Cap Growth Portfolio, the EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the EQ/High Yield Bond Portfolio, the EQ/Convertible Securities Portfolio and the PLUS Portfolios.

Expense Limitation Agreement

In the interest of limiting through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) the expenses of each Acquiring Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Acquiring Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Acquiring Portfolios so that the annual operating expenses of each Acquiring Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which an Acquiring Portfolio invests, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Acquiring Portfolio’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Acquiring Portfolios	Total Expenses Limited to (% of daily net assets)
	Class IA Shares	Class IB Shares	Class K Shares
Invesco Comstock Portfolio	1.00%	1.00%	0.75%
Large Cap Growth PLUS Portfolio	1.00%	1.00%	0.75%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Acquiring Portfolio’s expense ratio and such reimbursements do not exceed the Acquiring Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

The Advisers

Each Acquiring Portfolio’s investments are selected by one or more Advisers, which act independently of one another. The following table describes each Acquiring Portfolio’s Adviser(s) and portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Portfolios is available in the Trust’s Statement of Additional Information dated May 1, 2013, as supplemented.

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Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience
Invesco Comstock Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski Alwi Chan Xavier Poutas

Kenneth T. Kozlowski, Alwi Chan, and Xavier Poutas are primarily responsible for the selection, monitoring and oversight of the Invesco Comstock Portfolio’s Adviser.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Executive Vice President and Chief Investment Officer of FMG LLC since June 2012 and as Managing Director of AXA Equitable since September 2011. He was Senior Vice President of FMG LLC from May 2011 to June 2012 and a Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of the Trust from June 2010 to present. Since 2003, Mr. Kozlowski has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC and for the ETF Allocated Portions since May 25, 2007. Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust from 2002 to 2007. He has been managing the Invesco Comstock Portfolio since May 2011.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of FMG LLC since June 2012 and as Lead Director of AXA Equitable since February 2007. He served as Vice President of FMG LLC from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007. He has been managing the Invesco Comstock Portfolio since May 2009.

Xavier Poutas, CFA® has served as an Assistant Portfolio Manager of FMG LLC since May 2011 and as Director of AXA Equitable since November 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for the funds of funds currently managed by FMG LLC. He has been managing the Invesco Comstock Portfolio since May 2011.

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Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience

Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309 Portfolio Managers Jason S. Leder Kevin C. Holt Devin E. Armstrong James N. Warwick Matthew Seinsheimer

Jason S. Leder, Kevin C. Holt, Devin E. Armstrong, James N. Warwick, and Matthew Seinsheimer are jointly and primarily responsible for the management of the Invesco Comstock Portfolio.

Jason S. Leder, has been a Portfolio Manager of Invesco since June 2010. Prior thereto, he was a Managing Director and Portfolio Manager with Van Kampen Asset Management and/or its affiliates (“VKAS”) since 1995 and a portfolio manager of the Invesco Comstock Portfolio since April 2005.

Kevin C. Holt, has been a Lead Portfolio Manager of Invesco since June 2010. Prior thereto, he was a Managing Director and Portfolio Manager with VKAS since 1999 and a portfolio manager of the Invesco Comstock Portfolio since April 2005.

Devin E. Armstrong, has been a Portfolio Manager of Invesco since June 2010. Prior thereto he was Vice President and Portfolio Manager at VKAS since August 2004, and research analyst from August 2004 to July 2007. He has been a portfolio manager of the Invesco Comstock Portfolio since July 2007.

James N. Warwick, has been a Portfolio Manager of Invesco since June 2010. Prior thereto he was an Executive Director and Portfolio Manager at VKAS since May 2002 and a Portfolio Manager of the Invesco Comstock Portfolio since July 2007.

Matthew Seinsheimer, has been Portfolio Manager of Invesco, who has been associated with Invesco and/or its affiliates in an investment management capacity since 1998 and a portfolio manager of the Invesco Comstock Portfolio since June 2010.

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Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience
Large Cap Growth PLUS Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski Alwi Chan Xavier Poutas

Kenneth T. Kozlowski, Alwi Chan, and Xavier Poutas are jointly and primarily responsible for (i) the selection, monitoring and oversight of the Large Cap Growth PLUS Portfolio’s Advisers, (ii) allocating assets among the Large Cap Growth PLUS Portfolio’s Allocated Portions, (iii) managing the Large Cap Growth PLUS Portfolio’s equity exposure, and (iv) the selection of investments in ETFs for the Large Cap Growth PLUS Portfolio’s ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Executive Vice President and Chief Investment Officer of FMG LLC since June 2012 and as Managing Director of AXA Equitable since September 2011. He was Senior Vice President of FMG LLC from May 2011 to June 2012 and a Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of the Trust from June 2010 to present. Since 2003, Mr. Kozlowski has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC and for the ETF Allocated Portions since May 25, 2007. Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust from 2002 to 2007. He has been managing the Large Cap Growth PLUS Portfolio since May 2007.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of FMG LLC since June 2012 and as Lead Director of AXA Equitable since February 2007. He served as Vice President of FMG LLC from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007. He has been managing the Large Cap Growth PLUS Portfolio since May 2009.

Xavier Poutas, CFA® has served as an Assistant Portfolio Manager of FMG LLC since May 2011 and as Director of AXA Equitable since November 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for the funds of funds currently managed by FMG LLC. He has been managing the Large Cap Growth PLUS Portfolio since May 2011.

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Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience
Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, Colorado 80202 Portfolio Managers Thomas F. Marsico Coralie Witter

Thomas F. Marsico and Coralie Witter are jointly and primarily responsible for the management of a portion of the Active Allocated Portion of the Large Cap Growth PLUS Portfolio.

Thomas F. Marsico has been a co-manager of the Active Allocated Portion of the Large Cap Growth PLUS Portfolio since May 2007. Mr. Marsico, Chief Investment Officer of Marsico has over 30 years of experience as a securities analyst and portfolio manager.

Coralie Witter, CFA, has been a co-manager of the Active Allocated Portion of the Large Cap Growth PLUS Portfolio since May 2011. Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has over 15 years experience in the financial services industry.

	T. Rowe Price Associates, Inc. 100 East Pratt Street, Baltimore, Maryland 21202 Portfolio Manager P. Robert Bartolo	P. Robert Bartolo has been primarily responsible for the management of a portion of the Active Allocated Portion of the Large Cap Growth PLUS Portfolio since June 2013. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Associates, Inc. (“T. Rowe Price”) and its affiliate T. Rowe Price Group, Inc. and his investment experience dates from 1997. Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and serves on several of the Investment Advisory Committees for the firm. Mr. Bartolo has fifteen years of investment experience, nine of which have been at T. Rowe Price.

Wells Capital Management, Inc. 525 Market Street, San Francisco, California 94105 Portfolio Managers Thomas J. Pence Michael T. Smith

Thomas J. Pence and Michael T. Smith have been jointly and primarily responsible for the management of a portion of the Active Allocation Portion of the Large Cap Growth PLUS Portfolio since June 2013.

Thomas J. Pence, CFA has been a Portfolio Manager with Wells Capital Management or an affiliate since 2005.

Michael T. Smith, CFA has been a Portfolio Manager and Investment Analyst with Wells Capital Management or an affiliate since 2005.

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Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience
BlackRock Investment Management, LLC P.O. Box 9011, Princeton, New Jersey 08543-9011 Portfolio Managers Edward Corallo Christopher Bliss Greg Savage

Edward Corallo, Christopher Bliss, and Greg Savage are jointly and primarily responsible for the management of the Index Allocated Portion of the Large Cap Growth PLUS Portfolio.

Edward Corallo is a Managing Director of BlackRock, Inc. since 2009. He was a principal of Barclay’s Global Investors (“BGI”) from 1997 to 2009. Mr. Corallo has more than five years of portfolio management responsibility. He has been managing the Large Cap Growth PLUS Portfolio since May 2010.

Christopher Bliss, Managing Director and portfolio manager, is a member of BlackRock’s Institutional Index Equity team. He focuses on emerging and frontier market strategies. He has been with BlackRock Investment Management, LLC (“BlackRock”) since 2009. From 2004 to 2009 he served at BGI heading a team responsible for a variety of index and enhanced index emerging market products. Mr. Bliss has more than five year’s portfolio management responsibility. He has been managing the Large Cap Growth PLUS Portfolio since May 2011.

Greg Savage is Managing Director and Head of iShares Portfolio Management with BlackRock’s Index Equity team. He has been with the firm as a portfolio manager since 2009. From 1999 to 2009 he served at BGI as a senior portfolio manager and team leader in the iShares Index Equity Portfolio Management group and previously as a transition manager in the Transition Management Group. He has been managing the Large Cap Growth PLUS Portfolio since May 2012.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/ Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/ Mid Cap Value PLUS Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of

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the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and several of its portfolios (but not the portfolios described in this Proxy Statement/Prospectus), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its portfolios (but not the portfolios described in this Proxy Statement/Prospectus), as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

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On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits into a single multidistrict litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust or its portfolios. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value.

Portfolio Services

Fund Distribution Arrangements

The Trust offers three classes of shares on behalf of each Acquiring Portfolio: Class IA, Class IB and Class K shares. AXA Distributors, LLC (“AXA Distributors”) serves as the distributor for the Class IA, Class IB and Class K shares of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. AXA Distributors is an affiliate of FMG LLC. AXA Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA and Class IB shares. Under the Distribution Plan, the Class IA and Class IB shares of the Trust are charged an annual fee to compensate AXA Distributors for promoting, selling and servicing shares of the Portfolios. The maximum annual distribution and/or service (12b-1) fee for each Acquiring Portfolio’s Class IA and Class IB shares is 0.25% of the average daily net assets attributable to Class IA and Class IB shares. Because these fees are paid out of an Acquiring Portfolio’s assets on an on going basis, over time, the fees for Class IA and IB shares will increase your cost of investing and may cost you more than other types of charges.

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The distributor may receive payments from certain Advisers of the Acquiring Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Acquiring Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

Payments to Broker-Dealers and Other Financial Intermediaries

The Acquiring Portfolios are not sold directly to the general public but instead are offered as underlying investment options for Contracts and retirement plans and to other eligible investors. The Acquiring Portfolios and their related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Buying and Selling Shares

The Acquiring Portfolios’ shares are currently sold only to insurance company separate accounts in connection with Contracts issued by AXA Equitable, AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. The Acquiring Portfolios’ shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other investors eligible under applicable tax regulations. Class K shares of the Acquiring Portfolios are sold only to other portfolios of the Trust, portfolios of the AXA Premier VIP Trust and certain group annuity and retirement plans.

The Acquiring Portfolios do not have minimum initial or subsequent investment requirements. Shares of the Acquiring Portfolios are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming shares of the Acquiring Portfolios.

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Acquiring Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a

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weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. An Acquiring Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of FMG LLC.

Frequent transfers or purchases and redemptions of Acquiring Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Acquiring Portfolios. Excessive purchases and redemptions of shares of an Acquiring Portfolio may adversely affect that Acquiring Portfolio’s performance and the interests of long-term investors by requiring the Acquiring Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, an Acquiring Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Acquiring Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because an Acquiring Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Acquiring Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, an Acquiring Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Acquiring Portfolios (or Underlying ETFs in which an Acquiring Portfolio invests) that invest a significant portion of their assets in foreign securities, in securities of small- and mid-cap companies, or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-cap companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Acquiring Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Acquiring Portfolio shares. As a general matter, each Acquiring Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Acquiring Portfolio.

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The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the

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effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, or an affiliate thereof or the Trust also may in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Proxy Statement/Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants. The above policies and procedures do not apply to transfers, purchases and redemptions of shares of Portfolios of the Trust by funds of funds managed by FMG LLC.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Acquiring Portfolio.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio of the Trust, including an Acquiring Portfolio, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the NYSE on the days it is open for trading. This is normally 4:00 p.m. Eastern time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a portfolio or its designated agent.

•

A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchase or sold because foreign securities sometimes trade on days when a portfolio’s shares are not priced.

Generally, portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

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•	Debt securities — based upon pricing service valuations.

•

Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the NYSE. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange traded options, last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the

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time the net asset value of portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning reports, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

Each business day, the Portfolios’ net asset values are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Contracts.

Dividends and Other Distributions

The Acquiring Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by an Acquiring Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Acquiring Portfolio.

Federal Income Tax Considerations

Each Acquiring Portfolio currently sells its shares only to insurance company separate accounts, qualified plans and other investors eligible under applicable tax regulations. Accordingly, distributions each Acquiring Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and gains realized on redemptions or exchanges of the Acquiring Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

Each Acquiring Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a “regulated investment company” (a “RIC”), for federal tax purposes. An Acquiring Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate an Acquiring Portfolio’s disposition of one or more investments when it might not otherwise do so.

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A RIC that satisfies the federal tax requirements is not taxed at the entity (portfolio) level to the extent it passes through its net income and net realized gains to its shareholders by making distributions. Although the Trust intends that each Acquiring Portfolio will be operated to have no federal tax liability, if an Acquiring Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that an Acquiring Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Acquiring Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the Acquiring Portfolio meet the investment diversification rules for separate accounts. If an Acquiring Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Acquiring Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the Manager and the administrator of the Trust, therefore carefully monitors each Acquiring Portfolio’s compliance with all of the RIC rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Acquiring Portfolio’s Class IA, Class IB, and Class K shares, as applicable. The financial information in the tables is for the past five years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA, Class IB, and Class K shares, as applicable, of each Acquiring Portfolio has been derived from the financial statements of each Acquiring Portfolio, which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Acquiring Portfolio’s financial statements as of December 31, 2013 and the financial statements themselves appear in the Trust’s Statement of Additional Information relating to this Proxy Statement/Prospectus.

Certain information reflects financial results for a single share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in each Acquiring Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements that appear in the Trust’s Statement of Additional Information relating to this Proxy Statement/Prospectus.

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EQ/Invesco Comstock Portfolio

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.78	$9.22	$9.55	$8.38	$6.61

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.15 (e)	0.16 (e)	0.13 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.63	1.54	(0.33)	1.17	1.78

Total from investment operations	3.77	1.69	(0.17)	1.30	1.90

Less distributions:
Dividends from net investment income	(0.54)	(0.13)	(0.16)	(0.13)	(0.13)

Net asset value, end of year	$14.01	$10.78	$9.22	$9.55	$8.38

Total return	35.10%	18.37%	(1.77)%	15.61%	28.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,933	$6,325	$4,494	$2,934	$1,294
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly	1.00%	0.99%	0.74%	0.74%	0.73%
Before waivers and fees paid indirectly	1.11%	1.05%	0.78%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers	1.08%	1.48%	1.63%	1.43%	1.72%
After waivers and fees paid indirectly	1.09%	1.48%	1.64%	1.44%	1.74%
Before waiver and fees paid indirectly	0.98%	1.43%	1.60%	1.38%	1.65%
Portfolio turnover rate	15%	17%	25%	21%	27%

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EQ/Invesco Comstock Portfolio

	Year Ended December 31,
Class IB	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.79	$9.23	$9.56	$8.39	$6.62

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.15 (e)	0.13 (e)	0.10 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.63	1.54	(0.33)	1.18	1.78

Total from investment operations	3.77	1.69	(0.20)	1.28	1.88

Less distributions:
Dividends from net investment income	(0.54)	(0.13)	(0.13)	(0.11)	(0.11)

Net asset value, end of year	$14.02	$10.79	$9.23	$9.56	$8.39

Total return	35.06%	18.35%	(2.01)%	15.30%	28.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,095	$299,775	$269,909	$270,858	$245,914
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly	1.00%	0.99%	0.99%	0.99%	0.98%
Before waivers and fees paid indirectly	1.06%	1.05%	1.03%	1.05%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers	1.10%	1.47%	1.36%	1.20%	1.47%
After waivers and fees paid indirectly	1.10%	1.48%	1.37%	1.20%	1.49%
Before waivers and fees paid indirectly	1.04%	1.42%	1.33%	1.14%	1.40%
Portfolio turnover rate	15%	17%	25%	21%	27%

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EQ/Invesco Comstock Portfolio

Class K	October 29, 2013* to December 31, 2013
Net asset value, beginning of period	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.80

Total from investment operations	0.84

Less distributions:
Dividends from net investment income	(0.57)

Net asset value, end of period	$13.98

Total return (b)	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,197
Ratio of expenses to average net assets:
After waivers (a)	0.75%
After waivers and fees paid indirectly (a)	0.75%
Before waivers and fees paid indirectly (a)	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.57%
After waivers and fees paid indirectly (a)	1.57%
Before waivers and fees paid indirectly (a)	1.39%
Portfolio turnover rate	15%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

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EQ/Large Cap Growth PLUS Portfolio

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$18.46	$16.33	$17.00	$14.95	$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.11 (e)	0.10 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.48	2.14	(0.67)	2.05	3.71

Total from investment operations	6.53	2.24	(0.56)	2.15	3.84

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	(0.11)	(0.10)	(0.21)

Net asset value, end of year	$24.95	$18.46	$16.33	$17.00	$14.95

Total return	35.36%	13.70%	(3.27)%	14.40%	33.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,266	$9,305	$8,697	$1,097,259	$939,856
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.93%	0.67%	0.68%	0.70%
After waivers, reimbursements and fees paid indirectly (f)	0.89%	0.93%	0.67%	0.68%	0.69%
Before waivers, reimbursements and fees paid indirectly (f)	0.90%	0.93%	0.68%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.24%	0.54%	0.61%	0.65%	1.10%
After waivers, reimbursements and fees paid indirectly (f)	0.24%	0.54%	0.61%	0.65%	1.10%
Before waivers, reimbursements and fees paid indirectly (f)	0.24%	0.54%	0.61%	0.64%	1.10%
Portfolio turnover rate	40%	28%	39%	39%	43%

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EQ/Large Cap Growth PLUS Portfolio

	Year Ended December 31,
Class IB	2013	2012	2011	2010		2009
Net asset value, beginning of year	$18.05	$15.96	$16.64	$14.59		$10.95

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.06 (e)	0.06	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.34	2.10	(0.67)	2.05		3.68

Total from investment operations	6.39	2.20	(0.61)	2.11		3.80

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	(0.07)	(0.06)		(0.16)

Net asset value, end of year	$24.40	$18.05	$15.96	$16.64		$14.59

Total return	35.39%	13.76%	(3.66)%	14.46%		34.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,223,748	$926,855	$911,391	$699,946		$679,158
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.93%	0.92%	0.93	%(c)	0.95	%(c)
After waivers, reimbursements and fees paid indirectly (f)	0.89%	0.93%	0.92%	0.93	%(c)	0.94%
Before waivers, reimbursements and fees paid indirectly (f)	0.90%	0.93%	0.93%	0.94%		0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.22%	0.54%	0.35%	0.43%		0.94%
After waivers, reimbursements and fees paid indirectly (f)	0.22%	0.54%	0.35%	0.43%		0.95%
Before waivers, reimbursements and fees paid indirectly (f)	0.22%	0.54%	0.34%	0.42%		0.94%
Portfolio turnover rate	40%	28%	39%	39%		43%

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EQ/Large Cap Growth PLUS Portfolio

	Year Ended December 31,
Class K	2013	2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.48	2.16	0.57

Total from investment operations	6.59	2.30	0.63

Less distributions:
Dividends from net investment income	(0.10)	(0.16)	(0.11)

Net asset value, end of period	$24.95	$18.46	$16.32

Total return (b)	35.70%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,154,919	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.65%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.78%	1.06%
Portfolio turnover rate	40%	28%	39%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

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VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts invested in shares of the Acquired Portfolios at the close of business on February 28, 2014 (the “Record Date”) will be entitled to be present and vote or provide voting instructions for the applicable Acquired Portfolio at the Meeting with respect to their shares or shares attributable to their Contracts as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. The table below shows the number of outstanding shares of the Acquired Portfolios as of the Record Date that are entitled to vote at the Meeting. Together, the Insurance Companies owned of record more than 95% of those shares.

Acquired Portfolio	Total Number	Number of Class IA	Number of Class IB	Number of Class K
Davis New York Venture Portfolio
Lord Abbett Large Cap Core Portfolio
Equity Growth PLUS Portfolio

All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. If a shareholder executes a proxy but gives no voting instructions, that shareholder’s shares that are represented by proxy will be voted “FOR” each Proposal and “FOR” or “AGAINST” any other business which may properly arise at the Meeting, in the proxies’ discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Trust. To be effective, such revocation must be received by the Trust prior to the Meeting. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. If a shareholder abstains from voting as to any matter, the shares represented by the abstention or broker “non-vote” will be deemed present at the Meeting for purposes of determining a quorum but will not be voted and, therefore, will have the effect of a vote against the Proposals.

Contractholders with amounts allocated to an Acquired Portfolio on the Record Date will be entitled to be present and provide voting instructions for the Acquired Portfolio at the Meeting with respect to shares held indirectly as of the Record Date, to the extent required by applicable law. Voting instructions may be solicited, and such instructions may be provided, in the same manner as proxies as described herein. An

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Insurance Company will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account that is invested in an Acquired Portfolio for which an Insurance Company receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the applicable Proposal, and the Insurance Company may vote in its discretion with respect to other matters not now known that may be presented at the Meeting. An Insurance Company will vote in its discretion on any proposal to adjourn or postpone the Meeting. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by an Insurance Company as surplus or seed money, will be voted by the applicable Insurance Company “FOR” or “AGAINST” approval of the applicable Proposal, or as an abstention, in the same proportion as the shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by the Insurance Companies, it is possible that a small number of Contractholders could determine whether the Proposals are approved.

Voting instructions executed by a Contractholder may be revoked at any time prior to an Insurance Company voting the shares represented thereby by the Contractholder providing the Insurance Company with a properly executed written revocation of such voting instructions, or by the Contractholder providing the Insurance Company with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting in person may provide voting instructions by a voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by an Insurance Company may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by an Insurance Company representative attending the Meeting and voting in person.

Required Shareholder Vote

Approval of a Plan with respect to a Reorganization involving an Acquired Portfolio will require the affirmative vote of (i) 67% or more of the voting securities of the Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (ii) more than 50% of its outstanding voting securities, whichever is less. “Voting securities” refers to the shares of an Acquired Portfolio.

The presence, in person or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business at the Meeting with respect to that Acquired Portfolio.

To the knowledge of the Trust, as of the Record Date, the officers and Trustees owned, as a group, less than 1% of the shares of each Portfolio.

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Each Insurance Company may be deemed to be a control person of each Portfolio by virtue of its direct or indirect ownership of more than 25% of the shares of each Portfolio. In addition, AXA Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of more than 95% of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of an Acquired Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote. As of the Record Date, except as set forth in Appendix C, to the Trust’s knowledge, (1) no person, other than AXA Equitable, owned beneficially or of record 5% or more of the outstanding Class IA, Class IB, or Class K shares of an Acquired Portfolio, and (2) no Contractholder owned Contracts entitling such Contractholder to provide voting instructions regarding 5% or more of the outstanding Class IA, Class IB, or Class K shares of an Acquired Portfolio.

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made by the Trust primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about             , 2014. The principal solicitation will be by mail, but proxies and voting instructions also may be solicited by telephone, fax, personal interview by directors, officers, employees or agents of FMG LLC or its affiliates or the Trust or its affiliates, without additional compensation, through the Internet, or other permissible means. Shareholders can vote proxies: (1) by Internet at our website at www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed proxy card. Contractholders can provide voting instructions: (1) by Internet at our website at www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed voting instruction card. In lieu of executing a proxy card or voting instruction card, you may attend the Meeting in person. The cost of the Meeting, including the cost of solicitation of proxies and voting instructions, will be borne by the Acquired Portfolios in proportion to their respective shareholder accounts at the Valuation Time.

Adjournment or Postponement

If a quorum is not established at the Meeting or if sufficient votes in favor of a proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. Any adjournment or postponement of the Meeting will require the affirmative vote of a majority of the shares represented in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

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Other Matters

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

The Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. Shareholders will be given notice of any meeting of shareholders not less than ten days, and not more than ninety days, before the date of the meeting.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience. If executed but unmarked voting instructions are received, an Insurance Company will vote those unmarked voting instructions in favor of the proposal.

* * * * *

Copies of the Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of the Trust’s annual or semi-annual reports, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

WE NEED YOUR VOTE. IT IS IMPORTANT THAT YOU EXECUTE AND RETURN ALL OF YOUR PROXY OR VOTING INSTRUCTION CARDS PROMPTLY.

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APPENDIX A

FORM OF PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A to this Plan (“Schedule A”). (Each series listed under the heading “Targets” on Schedule A is referred to herein as a “Target”; each series listed under the heading “Acquiring Portfolios” thereon is referred to herein as an “Acquiring Portfolio”); and each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The AXA Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans, (4) other portfolios managed by AXA Equitable Funds Management Group, LLC (“FMG LLC”) that currently sell their shares to those accounts and plans, and (5) and other investors eligible under applicable Regulations (as defined below). At the date of adoption hereof, some shares in certain Portfolios are held by one or more shareholders other than separate accounts of AXA Equitable (collectively, “Other Shareholders”) and the balance of the shares in those Portfolios and all the shares in each other Portfolio are held by AXA Equitable for separate accounts thereof. Class K shares are sold only to other series of the Trust, series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC, and certain group annuity and retirement plans. The Portfolios are underlying investment options for those separate accounts to fund Contracts. Under applicable law, the assets of all those separate accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect three separate reorganizations, each described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). Each reorganization will consist of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A opposite its name (“corresponding Acquiring Portfolio”) in exchange solely for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) that Target’s termination (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance hereof, except paragraphs 1.3 and 5, refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

The Trust’s Amended and Restated Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets — each series thereof (including each Portfolio) is a managed portfolio of securities, and FMG LLC and each investment sub-adviser thereof have the authority to buy and sell securities for it. The Trust believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective(s) and policies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized its performance hereof on each Portfolio’s behalf by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Target Shares,” “Class IB Target Shares,” and “Class K Target Shares,” respectively, and collectively, “Target Shares”). Acquiring Portfolio also offers three classes of shares, also designated Class IA, Class IB, and Class K shares (“Class IA Acquiring Portfolio Shares,” “Class IB Acquiring Portfolio Shares,” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ identically designated classes of shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (1) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share, (2) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and (3) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except Reorganization Expenses (as defined in paragraph 4.3(j)) borne by another Target pursuant to paragraph 5. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the separate accounts for which AXA Equitable holds Target Shares, and Other Shareholders, of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5, all actions required to terminate Target as a series of the Trust shall be taken — and in all events Target shall have been terminated as such within six months after the Effective Time — and Trust shall make all filings and take all other actions in connection therewith required by applicable law or necessary and proper to effect that termination.

1.7    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall or shall cause its agents to prepare any federal, state, and local tax returns, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then- current prospectus and statement of additional information for Target and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by FMG LLC, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously at the close of business (4:00 p.m., Eastern Time) on             , 2014, or a later date the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of any class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place the Trust determines.

3.2    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3    The Trust shall direct its transfer agent to deliver at the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1 The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2013, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(f)    Since December 31, 2013, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(g)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(h)    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(j)    At the Effective Time, (1) at least 33 1/3% of Target’s portfolio assets will meet Acquiring Portfolio’s investment objective(s), strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1/3% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

(k)    To the best of the Trust’s management’s knowledge, there is no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

(l)    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other dividends and distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(m)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(n)    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(o)    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A)); and

(p)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers.

4.2    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(c)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2013, have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(e)    Since December 31, 2013, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(f)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(g)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

(i)    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(j)    Following the Reorganization, Acquiring Portfolio will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(k)    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(l)    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the Reorganization — either directly or through any transaction, agreement, or arrangement with any other person — except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

(m)    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

(n)    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(p)    Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

(q)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust.

4.3    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Portfolio’s behalf, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to its registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d)    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e)    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

(f)    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

(g)    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(h)    None of the compensation AXA Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that AXA Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares AXA Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i)    Immediately after the Reorganization, AXA Equitable (through its separate accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

(j)    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, AXA Equitable or any affiliate thereof (including FMG LLC), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k)    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

(l)    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);

(m)    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is not avoidance of federal income tax on the transaction;

(n)    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby; and this Plan shall have been approved at that meeting (including any adjournments thereof);

(o)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(p)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby; and

(q)    The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that — based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

(1)    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(2)    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4)    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6)    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on Target with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.    EXPENSES

Subject to satisfaction of the condition contained in paragraph 4.3(j), the Reorganization Expenses described in the following sentence for all the Reorganizations (collectively, “Identified Expenses”) shall be borne by all the Targets in proportion to their respective NAVs at the Valuation Time. Identified Expenses consist of the following: (1) costs associated with obtaining any necessary order of exemption from the

1940 Act, preparing the Registration Statement, and printing and distributing each Acquiring Portfolio’s prospectus and each Target’s proxy materials, (2) legal and accounting fees in connection with the Reorganizations, and (3) expenses of holding the Shareholders Meeting (including any adjournment or postponement thereof). Notwithstanding the foregoing, (a) all expenses other than Identified Expenses shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC or would prevent the Reorganization in which it participates from qualifying as a tax-free reorganization.

6.     TERMINATION

The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.     AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.     MISCELLANEOUS

8.1    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

8.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

SCHEDULE A

Targets	Acquiring Portfolios
EQ/DavisNew York Venture Portfolio	EQ/InvescoComstock Portfolio

EQ/LordAbbett Large Cap Core Portfolio	EQ/InvescoComstock Portfolio

EQ/EquityGrowth PLUS Portfolio	EQ/LargeCap Growth PLUS Portfolio

APPENDIX B

More Information on Strategies and Risk Factors

Strategies

Changes in Investment Objectives and Principal Investment Strategies

Each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without prior notice or shareholder approval. All investment policies and strategies that are not specifically designated as fundamental also may be changed without prior notice or shareholder approval. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a rebalancing or experiencing large inflows or outflows) or takes a temporary defense position, it may not be pursuing its investment objective or executing its principal investment strategies.

80% Policies

Each of Equity Growth PLUS Portfolio, Invesco Comstock Portfolio, Large Cap Growth PLUS Portfolio, and Lord Abbett Large Cap Core Portfolio has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a particular type of investment connoted by its name. Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio.

Indexing Strategies (Equity Growth PLUS Portfolio and Large Cap Growth PLUS Portfolio)

One or more Index Allocated Portions of the Portfolios seeks to track the total return performance (before fees and expenses) of a particular index. The following provides additional information regarding the management strategies employed by the sub-advisers of these Index Allocated Portions in pursuing these objectives. The sub-adviser to an Index Allocated Portion does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the portion. Rather, the sub-adviser may employ a full replication technique or sampling technique in seeking to track the total return performance (before fees and expenses) of the index. A full replication technique generally involves holding each security in a particular index in approximately the same weight that the security represents in the index. Conversely, a sampling technique strives to match the characteristics of a particular index without having to purchase every stock in that index by selecting a representative sample of securities for the Index Allocated Portion based on the characteristics of the index and the particular securities included therein. Such characteristics may include, with respect to equity indexes, industry weightings, market capitalizations and fundamental characteristics and, with respect to fixed income indexes, interest rate sensitivity, credit quality and sector diversification.

Allocation Strategies (Equity Growth PLUS Portfolio and Large Cap Growth PLUS Portfolio)

The Manager generally allocates a Portfolio’s assets among multiple sub-advisers, each of which manages its portion of a Portfolio using different yet complementary investment strategies.

PLUS Portfolios

Each allocation percentage for each Portfolio is an asset allocation target established by FMG LLC to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of a Portfolio may vary from the amounts shown above by up to 15% of the Portfolio’s net assets. Each portion of a Portfolio may deviate temporarily from its asset allocation target for defensive purposes, in response to large inflows or outflows of assets to and from the Portfolio (e.g., in connection with asset allocation rebalancing transactions, reorganization transactions and separate account substitution transactions), or as a result of appreciation or depreciation of its holdings. FMG LLC rebalances each portion of the Portfolio as it deems appropriate. To the extent that a Portfolio is being rebalanced, experiences large inflows or outflows, or takes a temporary defensive position, it may not be pursuing its investment goal or executing its principal investment strategy.

Active Management Strategies

Each Adviser has complete discretion to select portfolio securities for its portion of a Portfolio’s assets, subject to the Portfolio’s investment objectives, restrictions and policies and other parameters that may be developed from time to time by the Manager. In selecting investments, the Advisers use their proprietary investment strategies, which are summarized above in the section “Investments, Risks and Performance” for each portfolio. The following is an additional general description of certain common types of active management strategies that may be used by the Advisers to the Portfolios.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends.

Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Core investing is an investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Fundamental analysis generally involves the analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Additional Strategies

The following provides additional information regarding the principal investment strategies discussed in “Comparison of Investment Objectives, Policies, and Strategies” and additional investment strategies that the Portfolios may employ. Each strategy may apply to all of the Portfolios. For further information about investment strategies, please see the Portfolios’ Statement of Additional Information (the “SAI”).

Cash Management. A Portfolio may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies, as discussed in “Additional Strategies — Securities of Other Investment Companies.” Generally, these securities offer less potential for gains than other types of securities.

Currency. A Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. Forward foreign currency exchange contracts (“forward contract”) are a type of derivative that may be utilized by a Portfolio. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement and no commissions are charged at any stage for trades. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives. A Portfolio may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Portfolio may invest and to other economic factors that affect the Portfolio’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other portfolio management purposes. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Certain derivative securities may have the effect of creating financial leverage by multiplying a change in the value of the asset underlying the derivative to produce a greater change in the value of the derivative security. This creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility in the net asset value of the shares of a Portfolio). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps and forward contracts, including forward currency contracts, and structured securities, are examples of derivatives in which a Portfolio may invest. A Portfolio that engages in derivatives transactions may maintain a significant percentage of its assets in cash and cash equivalent instruments, which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Equity Securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts.

ETFs. A Portfolio may invest in shares of ETFs that are designed to provide investment results corresponding to an index of securities. An ETF is an open-end investment company which generally invests in a broad sample of securities corresponding to a particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. ETFs may trade at relatively modest discounts and premiums to their net asset values. However, some ETFs have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of these ETFs for extended periods or over complete market cycles. In addition, there is no assurance that the listing requirements of the various exchanges on which ETFs trade will be met to continue listing on that exchange. If substantial market or other disruptions affecting ETFs occur in the future, the liquidity and value of the assets of the Portfolio, and thus the value of the Portfolio’s shares, also could be substantially and adversely affected if a shareholder sells his or her shares in the Portfolio.

Fixed Income Securities. A Portfolio may invest in short- and long-term fixed income securities in pursuing its investment objective and for other portfolio management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities. Certain Portfolios may invest in foreign securities, including securities of companies in emerging markets. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets, which generally involve greater risk because the economic structures of these countries and markets are less developed and their political systems are less stable. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures. A Portfolio may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which the Portfolio will invest are highly standardized contracts that typically trade on futures exchanges.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its futures positions could also be impaired.

The use of futures contracts and similar instruments may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the futures contract upon entering into the contract. Instead, the Portfolio, upon entering into a futures contract (and to maintain its open position in a futures contract), is required to post collateral for the contract, known as “initial margin” and “variation margin,” the amount of which may vary but which generally equals a relatively small percentage (e.g., less than 5%) of the value of the contract being traded. While the use of futures contracts may involve the use of leverage, the Portfolio generally does not intend to use leverage to increase its net exposure to debt securities above approximately 100% of the Portfolio’s net asset value or below 0%.

Illiquid Securities. A Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that have no ready market.

Initial Public Offerings (“IPOs”). Each of the Portfolios may participate in the IPO market and a significant portion of the Portfolios’ returns may be attributable to their investment in IPOs, which have a magnified impact on Portfolios with small asset bases. An IPO is generally the first sale of stock by a company to the public. Companies offering an IPO are sometimes new, young companies or sometimes companies which have been around for many years but are deciding to go public. Prior to an IPO, there is generally no public market for an issuer’s common stock and there can be no assurance that an active trading market will develop or be sustained following the IPO. Therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations.

Investment Grade Securities. A Portfolio may invest in investment grade debt securities. Investment grade securities are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable Adviser to be of comparable quality. Securities with lower investment grade ratings, while normally exhibiting adequate protection parameters, have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Large-Cap Companies. A Portfolio may invest in the securities of large-cap companies. These companies are typically larger, more established companies that are well-known in the market. They are a generally less vulnerable than mid- and small-cap companies to adverse business or economic developments; however, unlike mid-and small-cap companies, they may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Mid-Cap and Small-Cap Companies. A Portfolio may invest in the securities of mid-, small- companies. A Portfolio may also invest in and micro-cap companies. Mid- and small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources or to depend on a small, inexperienced management group. Generally, they are more vulnerable than larger companies to adverse business or economic developments and their securities may be less well-known, trade less frequently and in more limited volume than the securities of larger more established companies.

Portfolio Turnover. The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Real Estate Investment Trusts (“REITs”). Certain Portfolios may invest in REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate. REITs also may include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Securities of Other Investment Companies. A Portfolio may invest in the securities of other investment companies, including ETFs, to the extent permitted by applicable law. Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding voting shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios may rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Portfolio may rely on these exemptive orders in investing in ETFs. A Portfolio that invests in other investment companies indirectly bears the fees and expenses of that investment company.

Short Sales or Short Positions. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal. In addition, each PLUS Portfolio may vary from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities. A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

In August 2011, S&P downgraded its long-term sovereign credit rating on the U.S. from “AAA” to “AA+”. The downgrade by S&P could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. Both Fitch and Moody’s, which currently have assigned their highest credit ratings to the U.S., have a negative outlook for those credit ratings. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by a Portfolio.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that the Manager’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Initial Public Offering (“IPO”) Risk: Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

Issuer-Specific Risk: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large Shareholder Risk: A significant percentage of a Portfolio’s shares may be owned or controlled by the Manager and its affiliates, other Portfolios that are advised by the Manager (including funds of funds), or other large shareholders, including primarily insurance company separate accounts and qualified plans. Accordingly, a Portfolio is subject to the potential for large scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution an other transactions by affiliates of the Manager. These inflows and outflows may be frequent and could negatively affect a Portfolio’s net asset value and performance and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for a Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect a Portfolio’s ability to meet shareholder redemption requests or could limit a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. In addition, these inflows and outflows could increase a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause a Portfolio’s actual expenses to increase, or could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Multiple Adviser Risk: A Portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Portfolios are available through Contracts offered by insurance company affiliates of the Manager, and the Portfolios may be used to fund all or a portion of certain benefits available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits, the Manager’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Manager may be subject to potential conflicts of interest in connection with providing advice to, or developing strategies and models used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio). The performance of Portfolios managed or designed by the Manager may impact the obligations and financial exposure of its insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these guarantees. The Manager’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or the models and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles) that could reduce potential losses and/or mitigate financial risks to insurance companies affiliates that provide the guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide guarantees under its Contracts, including by making more predictable the costs of the guarantees and by reducing the regulatory capital needed to provide them. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Proxy Statement/Prospectus.

Recent Market Conditions Risk: The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including the Portfolios. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate, mortgage, and credit markets and the sovereign debt of certain nations or their political subdivisions have been particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. These market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility, and, in some cases, credit downgrades and increased likelihood of default. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide.

In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. These conditions could negatively impact the value and liquidity of a Portfolio’s investments and cause it to lose money.

The situation in the financial markets has resulted in calls for increased regulation. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) has initiated a revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; new rules for derivatives trading; and the registration and additional regulation of hedge and private equity fund managers. The regulators that have been charged with the responsibility for implementing the Dodd- Frank Act (e.g., the Securities and Exchange Commission (“SEC”) and the CFTC) have been active in proposing and adopting regulations and guidelines on the use of derivatives by market participants, including mutual funds. In 2012, the CFTC adopted a revision to one of its rules that either restricts the use of derivatives by mutual funds or requires a mutual fund’s adviser to register as a commodity pool operator. The SEC is reviewing its current guidelines on the use of derivatives by mutual funds and may issue new guidelines. It is not clear whether or when such new guidelines will be published or what the content of such guidelines may be. Instruments in which a Portfolio may invest, or the issuers of such instruments, may be negatively affected by the new legislation and regulation in ways that are unforeseeable. Although a portion of the implementing regulations have been finalized, the ultimate impact of the Dodd-Frank Act is not yet certain.

The U.S. federal government and certain foreign central banks have taken actions to support financial markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Others have opted for austerity, which may limit growth, at least in the short to medium term. The ultimate effect of these efforts is only beginning to reveal itself. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Changes in government policies may exacerbate the markets’ difficulties and withdrawal of this support, or other policy changes by governments or central banks, could adversely impact the value and liquidity of certain securities. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

As indicated in “Comparison of Principal Risk Factors,” a Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Cash Management Risk. Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. As such, the Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. The Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Credit Risk. The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which may be reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a portfolio owns do not extend to shares of the Portfolio themselves.

Custom Benchmark Risk. Certain of the Portfolios’ benchmarks were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these or any benchmarks.

Derivatives Risk. A derivative instrument is an investment contract the value of which is linked (or is derived from) in whole or in part, the value of an underlying asset, reference rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying reference asset, rate or index. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a portfolio’s derivatives position could lose value. A portfolio’s investment in derivatives may rise or fall more rapidly than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. Derivatives are also subject to a number of risks such as leverage risk, liquidity risk, market risk, interest rate risk, counterparty risk, credit risk and also involve the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. The use of derivatives may increase the volatility of a portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose a portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Portfolio also could suffer losses related to its derivatives positions as a result of undervalued market movements, which losses are potentially unlimited. A Portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, certain over-the-counter derivatives do not have liquidity beyond the counterparty to the transaction, and because they may not be traded on exchanges, they may not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective.

There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. New rules may limit the availability of certain, may make the use of derivatives by portfolios more costly, and may otherwise adversely impact the performance and value of derivatives.

Equity Risk. In general, stocks and other equity security values fluctuate and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

ETF Risk. A Portfolio that invests in ETFs will indirectly bear fees and expenses charged by those ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The Portfolio and the ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and lower-rated securities risk. ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the- counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Foreign Securities Risk. Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires Euro zone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade and other areas, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Cyprus, Greece, Ireland, Italy, Portugal and Spain; and economic downturns. European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have affected the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners.

Geographic Risk: A Portfolio that may invest a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

International Fair Value Pricing Risk: A Portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Portfolio’s net asset value is determined. If such arbitrage attempts are successful, the Portfolio’s net asset value might be diluted. A Portfolio’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Boards of Trustees believe to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Boards believe reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment adviser’s ability to implement a Portfolio’s investment strategy (e.g., reducing the volatility of the Portfolio’s share price) or achieve its investment objective.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

Headline Risk. A Portfolio seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what the Portfolio’s Adviser believes to be the companies’ intrinsic values. Advisers may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Advisers research companies subject to such contingencies, an Adviser cannot be correct every time, and the company’s stock may never recover or may become worthless.

Index Strategy Risk. A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Portfolio may have to reinvest the proceeds at lower interest rates, resulting in a decline in Portfolio income. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest rates have been unusually low in recent years.

Investment Grade Securities Risk. Debt securities commonly are rated by national bond rating agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch and Baa or higher by Moody’s or, if unrated, are deemed to be of comparable quality by an Adviser. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investment Style Risk. An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impede a portfolio’s ability to pursue its objectives. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-cap companies than for mid-cap companies.

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Short Position Risk. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss. Market factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price.

Special Situations Risk. A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a sub-adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that a sub-adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than a sub-adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Volatility Management Risk. The Manager from time to time employs various volatility management techniques, including the use of futures and options to manage equity exposure. The success of a Portfolio’s volatility management strategy will be subject to the Manager’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Manager to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of a Portfolio’s volatility management strategy also will be subject to the Manager’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of the volatility management strategy will be subject to the Manager’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Manager may not seek to establish a perfect correlation between the relevant market index and the metrics that the Manager uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Any one or more of these factors may prevent a Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of the Record Date, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class IA, Class IB, or Class K shares of a Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganizations occur)

C-1

APPENDIX D

The information that follows assumes only the Reorganization described in Proposal 1 (and not also the Reorganization described in Proposal 2) is approved.

Proposal 1: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the fiscal year ended December 31, 2013. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the year ended December 31, 2013. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Davis New York Venture Portfolio	Invesco Comstock Portfolio	Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
Not applicable.	Not applicable.	Not applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Davis New York Venture Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
	Class IA	Class IB	Class K	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Management Fee	0.85%	0.85%	0.85%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.21%	0.16%	0.28%	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.28%	1.28%	1.03%	1.11%	1.06%	0.93%	1.04%	1.04%	0.79%
Fee Waiver and/or Expense Reimbursement †, ††	-0.13%	-0.13%	-0.13%	-0.11%	-0.06%	-0.18%	-0.04%	-0.04%	-0.04%

	Davis New York Venture Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
	Class IA	Class IB	Class K	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%	0.90%	1.00%	1.00%	0.75%	1.00%	1.00%	0.75%

*	Based on estimated amounts for the current fiscal year.
**	Assumes only the Reorganization described in Proposal 1 is approved.
†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Davis New York Venture Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Davis New York Venture Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Davis New York Venture Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IA and IB shares and 0.90% for Class K shares of the Davis New York Venture Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
††	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Invesco Comstock Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Invesco Comstock Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Invesco Comstock Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Invesco Comstock Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Davis New York Venture Portfolio
Class IA	$117	$393	$690	$1,534
Class IB	$117	$393	$690	$1,534
Class K	$92	$315	$556	$1,248
Invesco Comstock Portfolio
Class IA	$102	$342	$601	$1,342
Class IB	$102	$331	$579	$1,289
Class K	$77	$278	$497	$1,127
Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)*
Class IA	$102	$327	$570	$1,267
Class IB	$102	$327	$570	$1,267
Class K	$77	$248	$435	$974

*	Assumes only the Reorganization described in Proposal 1 is approved.

Proposal 1: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2013, and of the Invesco Comstock Portfolio on a pro forma combined basis as of December 31, 2013, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Davis New York Venture Portfolio — Class IA	$22.8	$13.52	1,689,177
Invesco Comstock Portfolio — Class IA	$10.9	$14.01	780,354
Adjustments*	$—	$—	(59,851)
Pro forma Invesco Comstock Portfolio — Class IA (assuming the Reorganization is approved)**	$33.8	$14.01	2,409,680
Davis New York Venture Portfolio — Class IB	$38.5	$13.52	2,850,701
Invesco Comstock Portfolio — Class IB	$53.1	$14.02	3,786,410
Adjustments*	$—	$—	(104,788)
Pro forma Invesco Comstock Portfolio — Class IB (assuming the Reorganization is approved)**	$91.6	$14.02	6,532,323
Davis New York Venture Portfolio — Class K	$15.2	$13.52	1,126,091
Invesco Comstock Portfolio — Class K	$3.2	$13.98	228,690
Adjustments*	$—	$—	(37,447)
Pro forma Invesco Comstock Portfolio — Class K (assuming the Reorganization is approved)**	$18.4	$13.98	1,317,334

*	Reflects adjustment for retired shares of the Acquired Portfolio.
**	Assumes only the Reorganization described in Proposal 1 is approved

APPENDIX E

The information that follows assumes only the Reorganization described in Proposal 2 (and not also the Reorganization described in Proposal 1) is approved.

Proposal 2: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization(s). Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the fiscal year ended December 31, 2013. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the year ended December 31, 2013. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Lord Abbett Large Cap Core Portfolio	Invesco Comstock Portfolio	Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
Not applicable.	Not applicable.	Not applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Lord Abbett Large Cap Core Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
	Class IA	Class IB	Class K#	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Management Fee	0.65%	0.65%	N/A	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	N/A	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.17%	0.17%	N/A	0.21%	0.16%	0.28%	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.07%	1.07%	N/A	1.11%	1.06%	0.93%	1.04%	1.04%	0.79%
Fee Waiver and/or Expense Reimbursement †, ††	-0.07%	-0.07%	N/A	-0.11%	-0.06%	-0.18%	-0.04%	-0.04%	-0.04%

	Lord Abbett Large Cap Core Portfolio			Invesco Comstock Portfolio			Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)**
	Class IA	Class IB	Class K#	Class IA	Class IB	Class K	Class IA	Class IB	Class K*
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%	N/A	1.00%	1.00%	0.75%	1.00%	1.00%	0.75%

*	Based on estimated amounts for the current fiscal year.
**	Assumes only the Reorganization described in Proposal 2 is approved.
†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Lord Abbett Large Cap Core Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Lord Abbett Large Cap Core Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Lord Abbett Large Cap Core Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Lord Abbett Large Cap Core Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
††	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Invesco Comstock Portfolio through April 30, 2015 (unless the Trust’s Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Invesco Comstock Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Invesco Comstock Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares of the Invesco Comstock Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2015.
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Lord Abbett Large Cap Core Portfolio
Class IA	$102	$333	$583	$1,299
Class IB	$102	$333	$583	$1,299
Class K#	N/A	N/A	N/A	N/A
Invesco Comstock Portfolio
Class IA	$102	$342	$601	$1,342
Class IB	$102	$331	$579	$1,289
Class K	$77	$278	$497	$1,127
Pro Forma Invesco Comstock Portfolio (assuming the Reorganization is approved)*
Class IA	$102	$327	$570	$1,267
Class IB	$102	$327	$570	$1,267
Class K	$77	$248	$435	$974

*	Assumes only the Reorganization described in Proposal 2 is approved.
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

Proposal 2: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2013, and of the Invesco Comstock Portfolio on a pro forma combined basis as of December 31, 2013, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Lord Abbett Large Cap Core Portfolio — Class IA	$9.3	$13.56	685,723
Invesco Comstock Portfolio — Class IA	$10.9	$14.01	780,354
Adjustments*	$—	$—	(22,286)
Pro forma Invesco Comstock Portfolio — Class IA (assuming the Reorganization is approved)**	$20.2	$14.01	1,443,791
Lord Abbett Large Cap Core Portfolio — Class IB	$68.3	$13.58	5,024,505
Invesco Comstock Portfolio — Class IB	$53.1	$14.02	3,786,410
Adjustments*	$—	$—	(159,599)
Pro forma Invesco Comstock Portfolio — Class IB (assuming the Reorganization is approved)**	$121.3	$14.02	8,651,316
Lord Abbett Large Cap Core Portfolio — Class K#	N/A	N/A	N/A
Invesco Comstock Portfolio — Class K	$3.2	$13.98	228,690
Adjustments*	$—	$—	(66)
Pro forma Invesco Comstock Portfolio — Class K (assuming the Reorganization is approved)**	$3.2	$13.98	228,624

*	Reflects adjustment for retired shares of the Acquired Portfolio.
**	Assumes only the Reorganization described in Proposal 2 is approved
#	Class K shares of the Lord Abbett Large Cap Core Portfolio were not operational for the fiscal year ended December 31, 2013.

STATEMENT OF ADDITIONAL INFORMATION

            , 2014

EQ ADVISORS TRUST

EQ/Davis New York Venture Portfolio,

EQ/Lord Abbett Large Cap Core Portfolio and

EQ/Equity Growth PLUS Portfolio,

(each, a series of EQ Advisors Trust)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”)

AND

EQ/Invesco Comstock Portfolio and

EQ/Large Cap Growth PLUS Portfolio,

(each a series of EQ Advisors Trust)

(each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
EQ/Davis New York Venture Portfolio	EQ/Invesco Comstock Portfolio
EQ/Lord Abbett Large Cap Core Portfolio	EQ/Invesco Comstock Portfolio
EQ/Equity Growth PLUS Portfolio	EQ/Large Cap Growth PLUS Portfolio

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Portfolio into the corresponding Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (the “Reorganizations”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to an Acquired Portfolio and to other shareholders of the Acquired Portfolios as of February 28, 2014.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated             , 2014 relating to the Reorganizations (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling         . This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Contents of the SAI

Statement of Additional Information of the Trust dated May 1, 2013, as supplemented, with respect to the Acquiring Portfolios and the Acquired Portfolios. The Statement of Additional Information includes information about the Trust’s other portfolios that is not relevant to the Reorganizations. Please disregard that information.

Audited Financial Statements of the Trust for the fiscal year ended December 31, 2013, with respect to the Acquiring Portfolios and the Acquired Portfolios.

Pro Forma Financial Statements relating to each Reorganization.

Information Incorporated by Reference

This SAI incorporates by reference the following document as filed with the Securities and Exchange Commission (File Nos. 333-17217 and 811-07953):

Statement of Additional Information of the Trust dated May 1, 2013, as supplemented, with respect to the Acquiring Portfolios and the Acquired Portfolios.

2

EQ Advisors Trust

Annual Report

December 31, 2013

EQ Advisors Trust Annual Report

December 31, 2013

2013 Market Overview

Economy

The employment picture in the U.S. continued to brighten in 2013. Three of the final four months of the year showed non-farm payroll gains of more than 200,000, and the unemployment rate dropped to 7.0%, a rate last seen in 2008. Housing continued to show a meaningful recovery in most markets and the automobile sector showed its best year since 2007. Nonetheless, the economy showed some worrisome trends, namely the increasing dependence of retailers on major markdowns in order to move merchandise, and the fact that much of the upward revision to the fourth quarter’s GDP report was tied to inventory growth, rather than to legitimate consumer demand.

At its final meeting of 2013, the Federal Reserve decided to begin to reduce the $85 billion per month it had been buying in longer-term Treasury and mortgage securities. While this move was long expected, it was the first sign that the Fed itself felt confident enough in the strength of the economy to begin unwinding its unprecedented easing posture.

Fixed Income

In the first half of the year, Japan flooded the global financial markets with liquidity, which served to buoy all assets, including the very expensive risk-free rates in the beginning of the year. In the spring, interest rates rose sharply when markets reacted to the announcement that Fed might consider tapering its quantitative easing program in the fourth quarter. The uncertainty and resulting volatility also had an impact on credit markets, which witnessed spread widening across all sectors including corporate credit and structured products.

By mid-year, two events led to an uptick in risk sentiment within fixed-income markets. Larry Summers withdrew from the race for the Chairmanship of the Federal Reserve, and the Fed surprised markets by deciding to refrain from tapering its quantitative easing program due to a perceived tightening of financial conditions. However, volatility returned to the markets towards the end of September due to the U.S. government shut down and prolonged political wrangling over the debt ceiling issue.

At the end of the year, U.S. Treasury rates generally rose across the yield curve. In light of stronger U.S. economic data, consistent labor market improvement, and reduced political risk, the Fed announced that it would slow the pace of purchases beginning in January 2014 by $10bn per month, split evenly between agency mortgage-backed securities and Treasuries.

US Equity

In 2013, U.S. equities, as represented by the S&P 500 Index, posted an impressive gain of 32.4% for the year, as the world’s largest central banks continued stimulus measures and corporate profits benefited from slow-but-positive economic growth. Mid-cap U.S. equities, as represented by the S&P MidCap 400 Index, posted an impressive gain of 33.5% in 2013, as mid-cap company profits benefited from the growth environment. Small companies benefited even more, as the Russell 2000® Index of U.S. small-cap stocks gained 38.8% for the year.

The U.S. equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. Moving into spring, the ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield. As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish U.S. growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the U.S. Federal Reserve would maintain its accommodative stance. Additionally, the U.S. recovery was strong enough to support corporate revenues while nearly stagnant wage growth kept costs low.

The waning months of the year brought another sharp rally as the Fed defied market expectations with its September decision to delay tapering its asset purchases. Turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper, ultimately commencing in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in U.S. growth. Sentiment was also buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

International Equity

International equities, as represented by the MSCI EAFE Index, posted an impressive gain of 22.8% (in US dollar terms) for the 12-month period ended December 31, 2013 as the world’s largest central banks continued to shore up their economies with stimulus measures.

Building on a year of gains that followed roughly in step with the U.S. stock market, world equity markets closed the year on a strong note, fuelled by signs that the global economy continued to improve, but at a pace sufficiently modest to allow most major central banks to maintain accommodative policies. With conditions in the periphery having stabilized and Germany continuing to motor along, the Eurozone emerged from recession. However, the fragile recovery, combined with a lack of inflationary pressures, prompted a surprise rate cut by the

European Central Bank. The Bank of England kept interest rates and its asset purchase target unchanged despite the U.K. having racked up three straight quarters of gross domestic product (GDP) growth. Japan appears to be responding, at least partially, to policymakers’ attempts to reflate the economy. Economic growth has slowed in recent months, but remains positive. The Bank of Japan’s asset purchase program continued to put pressure on the yen, helping boost the profitability of export-oriented corporations even as year-over-year consumer price index readings rose to their highest levels since 2008.

In contrast to strength exhibited in developed markets, emerging market equities generally posted weak returns. In particular, countries with high deficits have been hurt by the U.S. Federal Reserve’s steps to begin to unwind its monetary stimulus and the potential for higher interest rates. For the 12-month period, the MSCI Emerging Markets GR Index sagged -2.3%

Source: AXA Equitable Funds Management Group, LLC. As of 12/31/2013.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor. The S&P 500 Index is a widely recognized index that is considered representative of the performance of the large-cap sector of the U.S. stock market. The S&P MidCap 400 Index is a widely recognized index that is considered representative of the performance of the mid-cap sector of the U.S. stock market. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The MSCI EAFE Index measures equity performance in foreign developed markets. The MSCI Emerging Markets Index measures equity performance in global emerging market countries.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

AXA Equitable Life Insurance Company (New York, NY). Distributors: AXA Distributors, LLC.

AXA Equitable Funds Management Group, LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company, AXA Advisors and AXA Distributors are affiliated companies.

GE 91457 (2/14) (Exp. 2/16)

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Advisors Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Advisors Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Advisors Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the EQ Advisors Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class IA, Class IB and/or Class K shares of each Portfolio of the EQ Advisors Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2003, through December 31, 2013. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class IB shares. Effective January 1, 2012, 12b-1 fees are applicable to Class IA shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, representing approximately 92% of the total market capitalization of the Russell 3000® Index.

Russell 1000® Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000® Index) with a greater than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000® Index) with a less-than average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

Volatility Managed Index — Large Cap Growth (“VMI — LCG”)

An index that utilizes a blend of the S&P 500 Index and the Russell 1000® Growth Index methodologies with an overlying formulaic adjustment that dynamically modifies the S&P 500 Index equity exposure of the index based on observed historic volatility.

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	Davis Selected Advisers, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/13
	1 Year	5 Years	Since Incept.
Portfolio – Class IA Shares*	33.43%	16.30%	5.30%
Portfolio – Class IB Shares*	33.30	16.12	5.10
Portfolio – Class K Shares**	33.76	N/A	21.73
S&P 500 Index	32.39	17.94	7.15
* Date of inception 8/31/06. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IA shares returned 33.43% for the year ended December 31, 2013. The Portfolio’s benchmark, the S&P 500 Index, returned 32.39% over the same period.

Portfolio Highlights

For the year ended December 31, 2013

What helped performance during the year:

•

Information Technology companies were the most important contributor to the Portfolio’s performance relative to the benchmark. The contribution was largely a result of the Portfolio’s strong stock selection. Google was among the most important contributors to the Portfolio’s performance.

•

Financial companies were another important contributor to the Portfolio’s performance relative to the benchmark. The Portfolio benefited from its large over-weighting in this stronger performing sector. The Portfolio’s Financial companies were also the most important contributor to the Portfolio’s performance on an absolute basis. American Express, Bank of New York Mellon, Wells Fargo, Berkshire Hathaway, and Progressive were all among the top contributors to the Portfolio’s performance.

•

Consumer Discretionary companies were another important contributor to the Portfolio’s performance on both an absolute and relative basis. Bed Bath & Beyond and Netflix were among the most important contributors to performance.

What hurt performance during the year:

•

The Portfolio’s Health Care companies underperformed the corresponding sector within the benchmark and the Portfolio had a lower relative average weighting in this stronger performing sector. Laboratory Corporation of America was among the most important detractors from performance.

•	The Portfolio’s Industrial companies underperformed the corresponding sector within the benchmark and had a lower average weighting in this stronger performing sector.

•	Other important detractors from performance included three Materials companies, Rio Tinto (United Kingdom), BHP Billiton (United Kingdom), and Potash (Canada).

•	IBM, Hang Lung Group and Brookfield Property Partners were among the top detractors from the Portfolio’s performance.

•	The Portfolio was hurt by being underweight in the strong performing Consumer Discretionary sector relative to the benchmark.

Portfolio Positioning and Outlook

The Portfolio’s investment strategy is to perform extensive research to buy durable companies at a discount to their intrinsic values and to hold them for the long term. We focus deliberately on the future, considering each company’s long-term business fundamentals.

Sector Weightings as of December 31, 2013	% of Net Assets
Financials	38.0%
Information Technology	13.3
Consumer Staples	11.5
Consumer Discretionary	11.5
Health Care	7.3
Materials	5.9
Industrials	5.8
Energy	4.9
Cash and Other	1.8

100.0%

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13
Class IA
Actual	$1,000.00	$1,157.21	$6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.86
Class IB
Actual	1,000.00	1,158.19	6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.86
Class K
Actual	1,000.00	1,159.13	4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.59

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Automobiles (0.4%)
Harley-Davidson, Inc.	4,452	$308,256

Household Durables (0.2%)
Hunter Douglas N.V.	2,641	119,533

Internet & Catalog Retail (2.8%)
Liberty Interactive Corp.*	22,185	651,130
Liberty Ventures*	1,507	184,743
Netflix, Inc.*	1,045	384,738
priceline.com, Inc.*	770	895,048

		2,115,659

Media (2.5%)
Liberty Global plc*	16,295	1,373,994
Walt Disney Co.	7,639	583,620

		1,957,614

Specialty Retail (5.3%)
Bed Bath & Beyond, Inc.*	37,919	3,044,896
CarMax, Inc.*	21,132	993,626

		4,038,522

Textiles, Apparel & Luxury Goods (0.3%)
Cie Financiere Richemont S.A. (Registered), Class A	2,642	263,001

Total Consumer Discretionary		8,802,585

Consumer Staples (11.5%)
Beverages (2.6%)
Coca-Cola Co.	15,331	633,324
Diageo plc (ADR)	4,541	601,319
Heineken Holding N.V.	11,607	734,277

		1,968,920

Food & Staples Retailing (8.0%)
Costco Wholesale Corp.	18,646	2,219,060
CVS Caremark Corp.	54,174	3,877,233

		6,096,293

Food Products (0.2%)
Nestle S.A. (Registered)	2,556	187,105

Tobacco (0.7%)
Philip Morris International, Inc.	6,468	563,557

Total Consumer Staples		8,815,875

Energy (4.9%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	5,967	537,686

Oil, Gas & Consumable Fuels (4.2%)
Canadian Natural Resources Ltd.	59,602	2,016,932
EOG Resources, Inc.	4,089	686,298
Occidental Petroleum Corp.	5,566	529,326

		3,232,556

Total Energy		3,770,242

Financials (38.0%)
Capital Markets (11.0%)
Ameriprise Financial, Inc.	4,225	486,086
Bank of New York Mellon Corp.	161,329	5,636,835
Charles Schwab Corp.	38,811	1,009,086
Goldman Sachs Group, Inc.	1,057	187,364
Julius Baer Group Ltd.*	23,471	1,127,177

		8,446,548

Commercial Banks (5.9%)
Wells Fargo & Co.	100,392	4,557,797

Consumer Finance (7.0%)
American Express Co.	58,958	5,349,259

Diversified Financial Services (1.0%)
JPMorgan Chase & Co.	13,571	793,632

Insurance (11.4%)
ACE Ltd.	6,840	708,145
Alleghany Corp.*	2,215	885,911
Berkshire Hathaway, Inc., Class B*	28,841	3,419,389
Everest Reinsurance Group Ltd.	2,354	366,918
Fairfax Financial Holdings Ltd.	1,557	622,582
Loews Corp.	22,869	1,103,201
Markel Corp.*	290	168,301
Progressive Corp.	52,556	1,433,202

		8,707,649

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A	14,811	575,111
Brookfield Property Partners LP	850	16,949
Hang Lung Group Ltd.	133,354	673,279

		1,265,339

Total Financials		29,120,224

Health Care (7.3%)
Health Care Providers & Services (6.8%)
Express Scripts Holding Co.*	24,496	1,720,599
Laboratory Corp. of America Holdings*	17,429	1,592,488
UnitedHealth Group, Inc.	25,779	1,941,159

		5,254,246

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	6,249	357,380

Total Health Care		5,611,626

Industrials (5.8%)
Aerospace & Defense (0.6%)
Textron, Inc.	12,050	442,958

Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	13,593	412,547

Construction & Engineering (0.4%)
OCI*	6,400	288,215

Machinery (1.4%)
PACCAR, Inc.	17,454	1,032,753

Marine (1.4%)
Kuehne + Nagel International AG (Registered)	8,349	1,095,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Experian plc	11,250	$207,532

Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	225,438	822,756
Wesco Aircraft Holdings, Inc.*	5,640	123,629

		946,385

Total Industrials		4,426,369

Information Technology (13.3%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.	10,226	286,124

Internet Software & Services (7.7%)
Google, Inc., Class A*	4,790	5,368,201
Qihoo 360 Technology Co., Ltd. (ADR)*	3,010	246,970
Twitter, Inc.*	3,840	244,416

		5,859,587

IT Services (1.1%)
Visa, Inc., Class A	3,802	846,629

Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	21,095	926,282

Software (2.9%)
Activision Blizzard, Inc.	42,455	756,972
Microsoft Corp.	19,862	743,435
Oracle Corp.	19,072	729,695

		2,230,102

Total Information Technology		10,148,724

Materials (5.7%)
Chemicals (4.7%)
Air Products and Chemicals, Inc.	11,924	1,332,865
Ecolab, Inc.	9,846	1,026,642
Monsanto Co.	4,838	563,869
Praxair, Inc.	5,256	683,438

		3,606,814

Construction Materials (0.9%)
Lafarge S.A.	6,490	486,324
Martin Marietta Materials, Inc.	2,032	203,078

		689,402

Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd.*	253,285	37,993

Total Materials		4,334,209

Total Common Stocks (98.0%) (Cost $42,420,174)		75,029,854

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Materials (0.2%)
Paper & Forest Products (0.2%)
Emerald Plantation Holdings Ltd. 8.000%, 1/30/20 PIK (b)	283,010	191,201

Total Materials		191,201

Total Corporate Bonds		191,201

Total Long-Term Debt Securities (0.2%) (Cost $180,893)		191,201

Total Investments (98.2%) (Cost $42,601,067)		75,221,055
Other Assets Less Liabilities (1.8%)		1,372,944

Net Assets (100%)		$76,593,999

*	Non-income producing.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
PIK	— Payment-in Kind Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,420,051	$382,534	$—	$8,802,585
Consumer Staples	7,894,493	921,382	—	8,815,875
Energy	3,770,242	—	—	3,770,242
Financials	27,319,768	1,800,456	—	29,120,224
Health Care	5,611,626	—	—	5,611,626
Industrials	2,011,887	2,414,482	—	4,426,369
Information Technology	10,148,724	—	—	10,148,724
Materials	3,847,885	486,324	—	4,334,209
Corporate Bonds
Materials	—	191,201	—	191,201

Total Assets	$69,024,676	$6,196,379	$—	$75,221,055

Total Liabilities	$—	—	$—	$—

Total	$69,024,676	$6,196,379	$—	$75,221,055

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

The Portfolio held no derivatives contracts during the year ended December 31, 2013.

Investment security transactions for the year ended December 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,053,196
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,850,070

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,505,487
Aggregate gross unrealized depreciation	(226,300)

Net unrealized appreciation	$30,279,187

Federal income tax cost of investments	$44,941,868

For the year ended December 31, 2013, the Portfolio incurred approximately $1,357 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $543,789,588 of which $10,365,820 expires in the year 2016 and $533,423,768 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $8,240,213 during 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

ASSETS
Investments at value (Cost $42,601,067)	$75,221,055
Cash	1,586,448
Dividends, interest and other receivables	192,253
Receivable from Separate Accounts for Trust shares sold	19,614
Other assets	1,717

Total assets	77,021,087

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	257,493
Investment management fees payable	48,575
Administrative fees payable	16,985
Distribution fees payable - Class IB	7,966
Distribution fees payable - Class IA	4,768
Payable for securities purchased	799
Accrued expenses	90,502

Total liabilities	427,088

NET ASSETS	$76,593,999

Net assets were comprised of:
Paid in capital	$590,097,355
Accumulated undistributed net investment income (loss)	13,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(546,143,513)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	32,626,177

Net assets	$76,593,999

Class IA
Net asset value, offering and redemption price per share, $22,837,820 / 1,689,177 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.52

Class IB
Net asset value, offering and redemption price per share, $38,530,317 / 2,850,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.52

Class K
Net asset value, offering and redemption price per share, $15,225,862 / 1,126,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends (net of $92,172 foreign withholding tax)	$3,684,433
Interest	40,073

Total income	3,724,506

EXPENSES
Investment management fees	2,028,956
Distribution fees - Class IB	475,367
Administrative fees	272,177
Distribution fees - Class IA	51,964
Professional fees	42,778
Custodian fees	33,999
Printing and mailing expenses	18,702
Trustees’ fees	8,582
Miscellaneous	11,282

Gross expenses	2,943,807
Less: Waiver from investment manager	(265,988)
Fees paid indirectly	(10,423)

Net expenses	2,667,396

NET INVESTMENT INCOME (LOSS)	1,057,110

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	108,493,792
Foreign currency transactions	(3,367)

Net realized gain (loss)	108,490,425

Change in unrealized appreciation (depreciation) on:
Investments	(42,552,360)
Foreign currency translations	4,961

Net change in unrealized appreciation (depreciation)	(42,547,399)

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,943,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,000,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,057,110	$3,816,457
Net realized gain (loss) on investments and foreign currency transactions	108,490,425	12,843,776
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(42,547,399)	27,971,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,000,136	44,631,997

DIVIDENDS:
Dividends from net investment income
Class IA	(277,884)	(153,882)
Class IB	(464,311)	(2,905,474)
Class K	(326,683)	(395,969)

TOTAL DIVIDENDS	(1,068,878)	(3,455,325)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [527,918 and 436,087 shares, respectively]	6,333,847	4,344,337
Capital shares issued in reinvestment of dividends [21,146 and 14,957 shares, respectively]	277,884	153,882
Capital shares repurchased [(586,480) and (439,361) shares, respectively]	(7,131,816)	(4,372,538)

Total Class IA transactions	(520,085)	125,681

Class IB
Capital shares sold [690,170 and 1,684,432 shares, respectively]	7,984,992	16,868,597
Capital shares issued in reinvestment of dividends [35,341 and 282,369 shares, respectively]	464,311	2,905,474
Capital shares repurchased [(3,508,705) and (5,491,452) shares, respectively]	(40,320,290)	(54,793,746)
Capital shares repurchased in-kind (Note 9)[(27,235,283) and 0 shares, respectively]	(319,294,949)	—

Total Class IB transactions	(351,165,936)	(35,019,675)

Class K
Capital shares sold [197,033 and 171,880 shares, respectively]	2,364,044	1,710,076
Capital shares issued in reinvestment of dividends [24,865 and 38,492 shares, respectively]	326,683	395,969
Capital shares repurchased [(2,567,985) and (440,705) shares, respectively]	(31,104,218)	(4,411,876)
Capital shares repurchased in-kind (Note 9)[ (11) and 0 shares, respectively]	(130)	—

Total Class K transactions	(28,413,621)	(2,305,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(380,099,642)	(37,199,825)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(314,168,384)	3,976,847
NET ASSETS:
Beginning of year	390,762,383	386,785,536

End of year (a)	$76,593,999	$390,762,383

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,980	$29,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.26	$9.25	$9.73	$8.78	$6.71

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.07 (e)	0.07 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.38	1.00	(0.50)	0.98	2.13	†

Total from investment operations	3.43	1.10	(0.43)	1.05	2.22

Less distributions:
Dividends from net investment income	(0.17)	(0.09)	(0.05)	(0.10)	(0.15)

Net asset value, end of year	$13.52	$10.26	$9.25	$9.73	$8.78

Total return	33.43%	11.88%	(4.37)%	11.96%	33.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$22,838	$17,719	$15,862	$39,869	$30,527
Ratio of expenses to average net assets:
After waivers	1.15%	1.22%	0.99%	0.99%	1.02%
After waivers and fees paid indirectly	1.15%	1.21%	0.99%	0.99%	1.00%
Before waivers and fees paid indirectly	1.28%	1.25%	0.99%	0.99%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers	0.43%	0.95%	0.74%	0.79%	1.36%
After waivers and fees paid indirectly	0.43%	0.95%	0.74%	0.79%	1.38%
Before waivers and fees paid indirectly	0.29%	0.91%	0.74%	0.79%	1.36%
Portfolio turnover rate	11%	21%	14%	17%	27%

	Year Ended December 31,
Class IB	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.27	$9.25	$9.73	$8.78	$6.71

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	0.05 (e)	0.05 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.36	1.02	(0.50)	0.97	2.10	†

Total from investment operations	3.41	1.11	(0.45)	1.02	2.20

Less distributions:
Dividends from net investment income	(0.16)	(0.09)	(0.03)	(0.07)	(0.13)

Net asset value, end of year	$13.52	$10.27	$9.25	$9.73	$8.78

Total return	33.30%	11.99%	(4.61)%	11.68%	32.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,530	$337,407	$336,677	$392,007	$367,431
Ratio of expenses to average net assets:
After waivers	1.15%	1.22%	1.24%	1.24%	1.27	%(c)
After waivers and fees paid indirectly	1.15%	1.21%	1.24%	1.24%	1.19%
Before waivers and fees paid indirectly	1.28%	1.25%	1.24%	1.24%	1.27	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers	0.40%	0.93%	0.50%	0.53%	1.31%
After waivers and fees paid indirectly	0.40%	0.93%	0.50%	0.53%	1.40%
Before waivers and fees paid indirectly	0.29%	0.89%	0.50%	0.53%	1.31%
Portfolio turnover rate	11%	21%	14%	17%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K	2013	2012
Net asset value, beginning of period	$10.26	$9.25	$8.79
Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.38	1.01	0.48

Total from investment operations	3.46	1.13	0.51

Less distributions:
Dividends from net investment income	(0.20)	(0.12)	(0.05)

Net asset value, end of period	$13.52	$10.26	$9.25

Total return (b)	33.76%	12.16%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,226	$35,636	$34,247
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.97%	0.99%
After waivers and fees paid indirectly (a)	0.90%	0.96%	0.98%
Before waivers and fees paid indirectly (a)	1.03%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.71%	1.18%	0.80%
After waivers and fees paid indirectly (a)	0.71%	1.18%	0.81%
Before waivers and fees paid indirectly (a)	0.58%	1.14%	0.80%
Portfolio turnover rate	11%	21%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AXA Equitable Funds Management Group, LLC

➢	BlackRock Capital Management, Inc.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/13
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares**	32.58%	16.02%	6.84%
Portfolio – Class IB Shares*	32.53	15.92	6.66
Portfolio – Class K Shares***	32.89	N/A	21.09
Russell 1000® Growth Index	33.48	20.39	7.83
VMI – LCG	32.94	17.48	9.44
* Date of inception 8/31/01. ** Date of inception 10/2/02. *** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IA shares returned 32.58% for the year ended December 31, 2013. The Portfolio’s benchmarks, the Russell 1000® Growth Index, returned 33.48% and the VMI — LCG returned 32.94% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

For the year ended December 31, 2013

What helped performance during the year:

•

An underweight position within Consumer Staples was the primary contributor to performance as the sector lagged the benchmark as a whole during the year. A lack of exposure to tobacco companies was the largest contributor to performance within the sector.

•

Stock Selection within Information Technology added to performance as the sector provided some of the year’s biggest winners. A significant overweight and selection to Internet Software & Services was the dominant driver of returns in the sector. A position in Yahoo! Inc. was a top performer in the industry. Individual contributors also included data analytics software maker Splunk, Inc. and underweight positions in Apple Inc. and International Business Machines Corp.

•	In the Health Care sector, United Therapeutics and Valeant Pharmaceuticals International, Inc. were also notable contributors.

What hurt performance during the year:

•

Positioning within the Health Care sector was the largest detractor from performance, with a relative overweight in pharmacy benefit manager Catamaran Corp. and a relative underweight in Celgene Corporation accounting for the majority of the disappointment within the sector.

•	Relative underweights in holdings Microsoft, Facebook and Boeing Industrials detracted from performance for the period.

•	Relative overweights in Information Technology holdings Teradata, Citrix Systems Inc. and Salesforce.com, Inc. were also detrimental.

Portfolio Positioning and Outlook – BlackRock Capital Management, Inc.

Economic data bolsters our belief that the U.S. recovery is accelerating, and we feel the trend bodes well for economic and corporate earnings growth in 2014. Historically, when the U.S. economy accelerates, growth stocks tend to outperform the broader market. A run-up in U.S. stocks for 2013 has naturally given way to worries about stretched valuations and the sustainability of the bull market rally. Though pockets of overvaluation may exist, we take a longer-term view of the investments we make, in particular focusing on businesses for which we believe the magnitude and/or duration of future growth prospects are underestimated by the market.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaudited)

At period end, the Portfolio maintained a diversified mix of Durable and Superior Growth holdings, supplemented by a small number of Periodic Growth names. The Portfolio’s largest overweight relative to the benchmark was in the Consumer Discretionary sector, while the most notable underweight was in Consumer Staples.

Sector Weightings as of December 31, 2013	% of Net Assets
Information Technology	23.6%
Consumer Discretionary	19.8
Industrials	10.5
Health Care	10.3
Consumer Staples	7.0
Financials	3.8
Energy	3.4
Materials	2.9
Telecommunication Services	1.8
Utilities	0.1
Cash and Other	16.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13
Class IA
Actual	$1,000.00	$1,198.73	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.77
Class IB
Actual	1,000.00	1,199.14	5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.76
Class K
Actual	1,000.00	1,200.25	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.50

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.8%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	153	$4,224
BorgWarner, Inc.	7,450	416,530
Delphi Automotive plc	36,782	2,211,702
Gentex Corp.	2,662	87,819
Goodyear Tire & Rubber Co.	7,919	188,868
Lear Corp.	294	23,805
Visteon Corp.*	1,604	131,352

		3,064,300

Automobiles (0.3%)
Ford Motor Co.	43,670	673,828
Harley-Davidson, Inc.	7,224	500,190
Tesla Motors, Inc.*	2,695	405,274
Thor Industries, Inc.	1,424	78,647

		1,657,939

Distributors (0.1%)
Genuine Parts Co.	4,720	392,657
LKQ Corp.*	9,624	316,629

		709,286

Diversified Consumer Services (0.1%)
H&R Block, Inc.	8,777	254,884
Service Corp. International	5,329	96,615
Weight Watchers International, Inc.	474	15,609

		367,108

Hotels, Restaurants & Leisure (3.0%)
Bally Technologies, Inc.*	1,245	97,670
Brinker International, Inc.	2,133	98,843
Burger King Worldwide, Inc.	3,236	73,975
Chipotle Mexican Grill, Inc.*	996	530,649
Choice Hotels International, Inc.	46	2,259
Darden Restaurants, Inc.	2,732	148,539
Domino’s Pizza, Inc.	1,813	126,275
Dunkin’ Brands Group, Inc.	3,436	165,615
International Game Technology	8,394	152,435
Las Vegas Sands Corp.	12,598	993,604
Marriott International, Inc., Class A	6,628	327,158
McDonald’s Corp.	32,343	3,138,241
Melco Crown Entertainment Ltd. (ADR)*	37,743	1,480,281
Norwegian Cruise Line Holdings Ltd.*	818	29,015
Panera Bread Co., Class A*	906	160,081
SeaWorld Entertainment, Inc.	983	28,281
Six Flags Entertainment Corp.	2,130	78,427
Starbucks Corp.	63,683	4,992,110
Starwood Hotels & Resorts Worldwide, Inc.	2,665	211,734
Wyndham Worldwide Corp.	4,379	322,689
Wynn Resorts Ltd.	16,343	3,173,974
Yum! Brands, Inc.	14,498	1,096,194

		17,428,049

Household Durables (0.2%)
Jarden Corp.*	4,095	$251,228
Newell Rubbermaid, Inc.	5,384	174,495
NVR, Inc.*	126	129,277
PulteGroup, Inc.	12,490	254,421
Taylor Morrison Home Corp., Class A*	901	20,228
Tempur Sealy International, Inc.*	1,946	105,006
Tupperware Brands Corp.	1,705	161,174
Whirlpool Corp.	179	28,078

		1,123,907

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	28,352	11,306,494
Expedia, Inc.	41,222	2,871,525
Groupon, Inc.*	13,533	159,283
HomeAway, Inc.*	1,971	80,574
Liberty Interactive Corp.*	1,384	40,620
Liberty Ventures*	1,186	145,392
Netflix, Inc.*	1,619	596,067
priceline.com, Inc.*	5,099	5,927,078
TripAdvisor, Inc.*	3,612	299,182
zulily, Inc., Class A*	264	10,938

		21,437,153

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	3,148	173,171
Mattel, Inc.	11,132	529,661
Polaris Industries, Inc.	2,087	303,951

		1,006,783

Media (6.8%)
AMC Networks, Inc., Class A*	1,936	131,861
Cablevision Systems Corp. — New York Group, Class A	6,281	112,618
CBS Corp. (Non-Voting), Class B	18,114	1,154,586
Charter Communications, Inc., Class A*	2,133	291,709
Cinemark Holdings, Inc.	3,717	123,888
Clear Channel Outdoor Holdings, Inc., Class A	1,368	13,872
Comcast Corp., Class A	181,557	9,434,610
DIRECTV*	15,836	1,094,109
Discovery Communications, Inc., Class A*	7,887	713,143
DISH Network Corp., Class A*	6,720	389,222
Interpublic Group of Cos., Inc.	6,283	111,209
Lamar Advertising Co., Class A*	2,540	132,715
Liberty Global plc, Class A*	61,574	5,479,470
Lions Gate Entertainment Corp.	2,604	82,443
Madison Square Garden Co., Class A*	1,971	113,490
Morningstar, Inc.	667	52,086
News Corp., Class A*	11,802	212,672
Omnicom Group, Inc.	8,334	619,800
Regal Entertainment Group, Class A	584	11,359
Scripps Networks Interactive, Inc., Class A	3,534	305,373
Sirius XM Holdings, Inc.*	1,132,753	3,953,308
Starz, Class A*	3,081	90,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Time Warner Cable, Inc.	9,377	$1,270,584
Time Warner, Inc.	69,909	4,874,055
Twenty-First Century Fox, Inc., Class A	47,203	1,660,602
Viacom, Inc., Class B	24,559	2,144,983
Walt Disney Co.	66,896	5,110,854

		39,684,709

Multiline Retail (0.5%)
Big Lots, Inc.*	498	16,080
Dillard’s, Inc., Class A	586	56,965
Dollar General Corp.*	10,546	636,135
Dollar Tree, Inc.*	6,710	378,578
Family Dollar Stores, Inc.	3,103	201,602
Macy’s, Inc.	9,584	511,786
Nordstrom, Inc.	4,674	288,853
Target Corp.	16,214	1,025,860

		3,115,859

Specialty Retail (2.6%)
Aaron’s, Inc.	370	10,878
Abercrombie & Fitch Co., Class A	296	9,741
Advance Auto Parts, Inc.	2,352	260,319
American Eagle Outfitters, Inc.	4,001	57,614
Ascena Retail Group, Inc.*	594	12,569
AutoNation, Inc.*	1,638	81,392
AutoZone, Inc.*	1,143	546,285
Bed Bath & Beyond, Inc.*	7,045	565,713
Best Buy Co., Inc.	2,351	93,758
Cabela’s, Inc.*	1,532	102,123
CarMax, Inc.*	35,105	1,650,637
Chico’s FAS, Inc.	4,895	92,222
Dick’s Sporting Goods, Inc.	3,185	185,049
DSW, Inc., Class A	2,092	89,391
Foot Locker, Inc.	572	23,704
Gap, Inc.	8,998	351,642
GNC Holdings, Inc., Class A	3,169	185,228
Home Depot, Inc.	47,118	3,879,696
L Brands, Inc.	7,736	478,472
Lowe’s Cos., Inc.	35,082	1,738,313
Lumber Liquidators Holdings, Inc.*	8,998	925,804
O’Reilly Automotive, Inc.*	3,560	458,208
PetSmart, Inc.	3,330	242,257
Ross Stores, Inc.	7,084	530,804
Sally Beauty Holdings, Inc.*	5,473	165,449
Signet Jewelers Ltd.	227	17,865
Tiffany & Co.	3,601	334,101
TJX Cos., Inc.	23,198	1,478,409
Tractor Supply Co.	4,498	348,955
Ulta Salon Cosmetics & Fragrance, Inc.*	2,052	198,059
Urban Outfitters, Inc.*	3,470	128,737
Williams-Sonoma, Inc.	3,149	183,524

		15,426,918

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	1,758	126,207
Coach, Inc.	9,056	508,313
Deckers Outdoor Corp.*	488	41,216
Fossil Group, Inc.*	1,560	187,106
Hanesbrands, Inc.	3,176	$223,178
Michael Kors Holdings Ltd.*	27,983	2,271,940
NIKE, Inc., Class B	74,095	5,826,831
PVH Corp.	2,314	314,750
Ralph Lauren Corp.	1,934	341,486
Under Armour, Inc., Class A*	2,699	235,623
VF Corp.	11,288	703,694

		10,780,344

Total Consumer Discretionary		115,802,355

Consumer Staples (7.0%)
Beverages (1.9%)
Brown-Forman Corp., Class B	4,875	368,404
Coca-Cola Co.	123,347	5,095,465
Coca-Cola Enterprises, Inc.	8,372	369,456
Constellation Brands, Inc., Class A*	4,664	328,252
Dr. Pepper Snapple Group, Inc.	6,577	320,432
Monster Beverage Corp.*	4,325	293,105
PepsiCo, Inc.	49,877	4,136,798

		10,911,912

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	14,064	1,673,757
CVS Caremark Corp.	4,538	324,785
Fresh Market, Inc.*	1,324	53,622
Kroger Co.	16,761	662,562
Safeway, Inc.	607	19,770
Sprouts Farmers Market, Inc.*	462	17,755
Sysco Corp.	6,619	238,946
Walgreen Co.	22,994	1,320,775
Wal-Mart Stores, Inc.	34,448	2,710,713
Whole Foods Market, Inc.	11,954	691,300

		7,713,985

Food Products (1.2%)
Archer-Daniels-Midland Co.	1,615	70,091
Campbell Soup Co.	3,726	161,261
ConAgra Foods, Inc.	12,426	418,756
Flowers Foods, Inc.	5,512	118,343
General Mills, Inc.	20,777	1,036,980
Green Mountain Coffee Roasters, Inc.*	4,808	363,389
Hershey Co.	4,834	470,010
Hillshire Brands Co.	3,967	132,657
Hormel Foods Corp.	4,322	195,225
Ingredion, Inc.	305	20,880
J.M. Smucker Co.	453	46,940
Kellogg Co.	7,720	471,460
Kraft Foods Group, Inc.	19,159	1,033,053
McCormick & Co., Inc. (Non-Voting)	4,251	292,979
Mead Johnson Nutrition Co.	6,526	546,618
Mondelez International, Inc., Class A	51,954	1,833,976
Pinnacle Foods, Inc.	622	17,080
WhiteWave Foods Co., Class A*	4,468	102,496

		7,332,194

Household Products (0.6%)
Church & Dwight Co., Inc.	4,454	295,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Clorox Co.	3,548	$329,112
Colgate-Palmolive Co.	30,061	1,960,278
Kimberly-Clark Corp.	10,363	1,082,519

		3,667,120

Personal Products (0.6%)
Avon Products, Inc.	13,959	240,374
Coty, Inc., Class A	1,220	18,605
Estee Lauder Cos., Inc., Class A	37,157	2,798,665
Herbalife Ltd.	2,748	216,268
Nu Skin Enterprises, Inc., Class A	1,883	260,268

		3,534,180

Tobacco (1.4%)
Altria Group, Inc.	64,818	2,488,363
Lorillard, Inc.	12,175	617,029
Philip Morris International, Inc.	52,746	4,595,759
Reynolds American, Inc.	7,690	384,423

		8,085,574

Total Consumer Staples		41,244,965

Energy (3.4%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	344	18,366
Baker Hughes, Inc.	898	49,623
Cameron International Corp.*	5,037	299,853
Dresser-Rand Group, Inc.*	2,455	146,392
Dril-Quip, Inc.*	1,308	143,788
FMC Technologies, Inc.*	40,134	2,095,396
Frank’s International N.V.	496	13,392
Halliburton Co.	27,350	1,388,013
Oceaneering International, Inc.	3,487	275,055
RPC, Inc.	1,632	29,131
Schlumberger Ltd.	42,882	3,864,097
Seadrill Ltd.	11,390	467,901

		8,791,007

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.	889	70,515
Antero Resources Corp.*	562	35,653
Cabot Oil & Gas Corp.	48,798	1,891,410
Cheniere Energy, Inc.*	7,778	335,387
Cobalt International Energy, Inc.*	8,139	133,887
Concho Resources, Inc.*	14,548	1,571,184
Continental Resources, Inc.*	1,377	154,940
CVR Energy, Inc.	504	21,889
EOG Resources, Inc.	8,208	1,377,631
EQT Corp.	4,436	398,264
Gulfport Energy Corp.*	2,244	141,709
Kinder Morgan, Inc.	19,552	703,872
Kosmos Energy Ltd.*	3,260	36,447
Laredo Petroleum Holdings, Inc.*	58,032	1,606,906
Noble Energy, Inc.	1,468	99,986
Oasis Petroleum, Inc.*	3,258	153,028
Pioneer Natural Resources Co.	3,249	598,043
QEP Resources, Inc.	584	17,900
Range Resources Corp.	5,256	443,133
SM Energy Co.	2,136	177,523
Southwestern Energy Co.*	11,330	445,609
Whiting Petroleum Corp.*	304	18,808
Williams Cos., Inc.	12,080	465,926
World Fuel Services Corp.	443	$19,120

		10,918,770

Total Energy		19,709,777

Financials (3.8%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	1,700	368,696
Ameriprise Financial, Inc.	2,072	238,384
Artisan Partners Asset Management, Inc., Class A	172	11,213
BlackRock, Inc.	1,486	470,274
Charles Schwab Corp.	4,813	125,138
Eaton Vance Corp.	3,869	165,554
Federated Investors, Inc., Class B	2,205	63,504
Franklin Resources, Inc.	13,241	764,403
Lazard Ltd., Class A	4,130	187,172
LPL Financial Holdings, Inc.	1,433	67,394
SEI Investments Co.	4,396	152,673
T. Rowe Price Group, Inc.	8,358	700,150
Waddell & Reed Financial, Inc., Class A	2,770	180,382

		3,494,937

Commercial Banks (0.0%)
Signature Bank/New York*	148	15,898

Consumer Finance (0.7%)
American Express Co.	30,572	2,773,798
Discover Financial Services	27,536	1,540,639

		4,314,437

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	2,813	146,163
IntercontinentalExchange Group, Inc.	10,704	2,407,544
Leucadia National Corp.	1,288	36,502
McGraw Hill Financial, Inc.	4,170	326,094
Moody’s Corp.	35,214	2,763,243
MSCI, Inc.*	1,631	71,307

		5,750,853

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	369	41,627
American Financial Group, Inc./Ohio	341	19,682
Aon plc	7,682	644,443
Arch Capital Group Ltd.*	271	16,176
Arthur J. Gallagher & Co.	4,086	191,756
Axis Capital Holdings Ltd.	980	46,619
Brown & Brown, Inc.	1,741	54,650
Chubb Corp.	1,195	115,473
Endurance Specialty Holdings Ltd.	474	27,810
Erie Indemnity Co., Class A	801	58,569
Hanover Insurance Group, Inc.	406	24,242
Loews Corp.	792	38,206
Marsh & McLennan Cos., Inc.	11,869	573,985
Progressive Corp.	15,630	426,230
Prudential Financial, Inc.	5,743	529,619
Travelers Cos., Inc.	3,276	296,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Validus Holdings Ltd.	290	$11,684

		3,117,380

Real Estate Investment Trusts (REITs) (0.9%)
American Homes 4 Rent (REIT), Class A	315	5,103
American Tower Corp. (REIT)	12,746	1,017,386
Apartment Investment & Management Co. (REIT), Class A	2,582	66,900
Boston Properties, Inc. (REIT)	465	46,672
Brixmor Property Group, Inc. (REIT)*	320	6,506
CBL & Associates Properties, Inc. (REIT)	1,720	30,891
Corrections Corp. of America (REIT)	2,351	75,397
Digital Realty Trust, Inc. (REIT)	3,253	159,787
Equity Lifestyle Properties, Inc. (REIT)	1,942	70,359
Extra Space Storage, Inc. (REIT)	287	12,091
Federal Realty Investment Trust (REIT)	1,382	140,149
Omega Healthcare Investors, Inc. (REIT)	3,937	117,323
Plum Creek Timber Co., Inc. (REIT)	5,715	265,805
Public Storage (REIT)	4,301	647,387
Rayonier, Inc. (REIT)	4,062	171,010
Regency Centers Corp. (REIT)	1,238	57,319
Senior Housing Properties Trust (REIT)	444	9,870
Simon Property Group, Inc. (REIT)	7,464	1,135,722
Spirit Realty Capital, Inc. (REIT)	2,305	22,658
Tanger Factory Outlet Centers (REIT)	3,044	97,469
Taubman Centers, Inc. (REIT)	376	24,034
Ventas, Inc. (REIT)	4,262	244,127
Vornado Realty Trust (REIT)	1,169	103,795
Weyerhaeuser Co. (REIT)	18,767	592,474

		5,120,234

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,994	236,542
Realogy Holdings Corp.*	3,454	170,870
St. Joe Co.*	143	2,744

		410,156

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	691	25,539
Ocwen Financial Corp.*	3,340	185,203

		210,742

Total Financials		22,434,637

Health Care (10.3%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	6,289	836,814
Alkermes plc*	4,075	165,689
Amgen, Inc.	24,199	2,762,558
ARIAD Pharmaceuticals, Inc.*	5,953	$40,599
Biogen Idec, Inc.*	7,662	2,143,445
BioMarin Pharmaceutical, Inc.*	4,480	314,810
Celgene Corp.*	13,462	2,274,540
Cubist Pharmaceuticals, Inc.*	2,102	144,765
Gilead Sciences, Inc.*	99,062	7,444,509
Incyte Corp.*	3,317	167,940
Medivation, Inc.*	2,417	154,253
Myriad Genetics, Inc.*	2,410	50,562
Pharmacyclics, Inc.*	1,884	199,290
Quintiles Transnational Holdings, Inc.*	395	18,304
Regeneron Pharmaceuticals, Inc.*	13,735	3,780,421
Seattle Genetics, Inc.*	3,236	129,084
Theravance, Inc.*	2,553	91,014
United Therapeutics Corp.*	34,819	3,937,333
Vertex Pharmaceuticals, Inc.*	7,503	557,473

		25,213,403

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	17,467	1,214,830
Becton, Dickinson and Co.	6,261	691,778
C.R. Bard, Inc.	2,594	347,440
Cooper Cos., Inc.	1,154	142,911
DENTSPLY International, Inc.	1,289	62,491
Edwards Lifesciences Corp.*	3,641	239,432
Hologic, Inc.*	2,544	56,858
IDEXX Laboratories, Inc.*	1,744	185,509
Intuitive Surgical, Inc.*	9,237	3,547,747
ResMed, Inc.	4,592	216,191
Sirona Dental Systems, Inc.*	1,771	124,324
St. Jude Medical, Inc.	5,809	359,868
Stryker Corp.	6,226	467,822
Varian Medical Systems, Inc.*	3,495	271,527
Zimmer Holdings, Inc.	304	28,330

		7,957,058

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,243	222,437
AmerisourceBergen Corp.	7,442	523,247
Brookdale Senior Living, Inc.*	3,204	87,085
Catamaran Corp.*	6,637	315,125
Cigna Corp.	534	46,714
Community Health Systems, Inc.*	238	9,346
DaVita HealthCare Partners, Inc.*	5,937	376,228
Envision Healthcare Holdings, Inc.*	1,005	35,697
Express Scripts Holding Co.*	23,028	1,617,487
HCA Holdings, Inc.*	630	30,057
Health Management Associates, Inc., Class A*	8,360	109,516
Henry Schein, Inc.*	2,808	320,842
Laboratory Corp. of America Holdings*	2,818	257,481
McKesson Corp.	7,304	1,178,866
MEDNAX, Inc.*	2,098	111,991
Patterson Cos., Inc.	2,522	103,906
Premier, Inc., Class A*	689	25,328
Quest Diagnostics, Inc.	337	18,043
Tenet Healthcare Corp.*	3,336	140,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	1,968	$159,920

		5,689,828

Health Care Technology (0.1%)
Cerner Corp.*	9,558	532,763
Veeva Systems, Inc., Class A*	327	10,497

		543,260

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,310	74,919
Bruker Corp.*	3,528	69,748
Charles River Laboratories International, Inc.*	713	37,817
Covance, Inc.*	1,801	158,596
Illumina, Inc.*	4,009	443,476
Life Technologies Corp.*	3,611	273,714
Mettler-Toledo International, Inc.*	973	236,040
Techne Corp.	552	52,258
Waters Corp.*	2,762	276,200

		1,622,768

Pharmaceuticals (3.3%)
AbbVie, Inc.	120,771	6,377,917
Actavis plc*	5,596	940,128
Allergan, Inc.	25,753	2,860,643
Bristol-Myers Squibb Co.	45,638	2,425,660
Eli Lilly and Co.	6,997	356,847
Endo Health Solutions, Inc.*	3,618	244,070
Jazz Pharmaceuticals plc*	1,672	211,608
Johnson & Johnson	11,678	1,069,588
Mylan, Inc.*	12,283	533,082
Perrigo Co. plc	4,060	623,048
Salix Pharmaceuticals Ltd.*	1,976	177,721
Valeant Pharmaceuticals International, Inc.*	25,471	2,990,295
Zoetis, Inc.	16,114	526,767

		19,337,374

Total Health Care		60,363,691

Industrials (10.5%)
Aerospace & Defense (3.7%)
B/E Aerospace, Inc.*	2,979	259,263
Boeing Co.	24,474	3,340,456
Hexcel Corp.*	3,232	144,438
Honeywell International, Inc.	25,392	2,320,067
Huntington Ingalls Industries, Inc.	1,616	145,456
Lockheed Martin Corp.	8,367	1,243,838
Precision Castparts Corp.	26,271	7,074,780
Rockwell Collins, Inc.	3,896	287,992
Spirit AeroSystems Holdings, Inc., Class A*	501	17,074
TransDigm Group, Inc.	1,689	271,963
Triumph Group, Inc.	338	25,712
United Technologies Corp.	58,202	6,623,388

		21,754,427

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	4,889	285,224
Expeditors International of Washington, Inc.	6,659	$294,661
United Parcel Service, Inc., Class B	23,375	2,456,245

		3,036,130

Airlines (0.2%)
Alaska Air Group, Inc.	2,092	153,490
American Airlines Group, Inc.*	3,688	93,122
Copa Holdings S.A., Class A	1,072	171,638
Delta Air Lines, Inc.	12,642	347,276
Southwest Airlines Co.	2,562	48,268
United Continental Holdings, Inc.*	11,471	433,948

		1,247,742

Building Products (0.1%)
A.O. Smith Corp.	1,067	57,554
Allegion plc*	2,286	101,033
Armstrong World Industries, Inc.*	811	46,722
Fortune Brands Home & Security, Inc.	4,675	213,647
Lennox International, Inc.	1,624	138,137
Masco Corp.	11,502	261,901

		818,994

Commercial Services & Supplies (0.2%)
Cintas Corp.	934	55,657
Clean Harbors, Inc.*	1,951	116,982
Copart, Inc.*	3,600	131,940
Iron Mountain, Inc.	4,943	150,020
KAR Auction Services, Inc.	916	27,068
Pitney Bowes, Inc.	2,819	65,683
R.R. Donnelley & Sons Co.	3,172	64,328
Rollins, Inc.	2,053	62,185
Stericycle, Inc.*	2,781	323,069
Waste Connections, Inc.	3,755	163,831
Waste Management, Inc.	1,205	54,068

		1,214,831

Construction & Engineering (0.1%)
AECOM Technology Corp.*	320	9,418
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	3,242	269,540
Fluor Corp.	3,145	252,512
Quanta Services, Inc.*	1,416	44,689

		576,159

Electrical Equipment (1.7%)
AMETEK, Inc.	7,849	413,407
Babcock & Wilcox Co.	2,496	85,338
Eaton Corp. plc	45,215	3,441,766
Emerson Electric Co.	17,330	1,216,219
Hubbell, Inc., Class B	1,387	151,044
Rockwell Automation, Inc.	4,501	531,838
Roper Industries, Inc.	16,354	2,267,973
SolarCity Corp.*	26,570	1,509,708

		9,617,293

Industrial Conglomerates (0.5%)
3M Co.	18,842	2,642,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Carlisle Cos., Inc.	105	$8,337
Danaher Corp.	3,917	302,392

		2,953,320

Machinery (1.1%)
Caterpillar, Inc.	3,837	348,438
Colfax Corp.*	2,760	175,784
Crane Co.	1,443	97,042
Cummins, Inc.	5,014	706,824
Deere & Co.	12,506	1,142,173
Donaldson Co., Inc.	4,362	189,573
Dover Corp.	4,070	392,918
Flowserve Corp.	4,609	363,328
Graco, Inc.	1,975	154,287
Harsco Corp.	180	5,045
IDEX Corp.	2,470	182,410
Illinois Tool Works, Inc.	4,529	380,798
Ingersoll-Rand plc	6,859	422,514
ITT Corp.	2,898	125,831
Lincoln Electric Holdings, Inc.	2,678	191,049
Manitowoc Co., Inc.	4,304	100,369
Navistar International Corp.*	238	9,089
Nordson Corp.	2,070	153,801
PACCAR, Inc.	1,471	87,039
Pall Corp.	3,587	306,150
Snap-on, Inc.	212	23,218
Stanley Black & Decker, Inc.	459	37,037
Toro Co.	1,865	118,614
Valmont Industries, Inc.	862	128,541
WABCO Holdings, Inc.*	1,882	175,798
Wabtec Corp.	3,101	230,311
Xylem, Inc.	365	12,629

		6,260,610

Marine (0.0%)
Kirby Corp.*	1,081	107,289

Professional Services (0.5%)
Dun & Bradstreet Corp.	1,192	146,318
Equifax, Inc.	3,885	268,415
IHS, Inc., Class A*	2,119	253,644
Nielsen Holdings N.V.	1,014	46,532
Robert Half International, Inc.	4,498	188,871
Verisk Analytics, Inc., Class A*	33,983	2,233,363

		3,137,143

Road & Rail (1.6%)
Amerco, Inc.*	129	30,681
Avis Budget Group, Inc.*	3,473	140,379
Con-way, Inc.	665	26,407
CSX Corp.	16,436	472,864
Genesee & Wyoming, Inc., Class A*	611	58,687
Hertz Global Holdings, Inc.*	11,162	319,456
J.B. Hunt Transport Services, Inc.	2,947	227,803
Kansas City Southern	3,551	439,720
Landstar System, Inc.	1,501	86,232
Norfolk Southern Corp.	1,838	170,622
Old Dominion Freight Line, Inc.*	2,288	121,310
Union Pacific Corp.	42,788	7,188,384

		9,282,545

Trading Companies & Distributors (0.3%)
Fastenal Co.	9,561	$454,243
HD Supply Holdings, Inc.*	1,248	29,964
MRC Global, Inc.*	1,149	37,067
MSC Industrial Direct Co., Inc., Class A	1,524	123,246
United Rentals, Inc.*	5,528	430,908
W.W. Grainger, Inc.	1,901	485,553

		1,560,981

Total Industrials		61,567,464

Information Technology (23.6%)
Communications Equipment (0.9%)
CommScope Holding Co., Inc.*	803	15,193
F5 Networks, Inc.*	2,540	230,785
Harris Corp.	615	42,933
JDS Uniphase Corp.*	5,743	74,544
Juniper Networks, Inc.*	3,020	68,161
Motorola Solutions, Inc.	7,382	498,285
Palo Alto Networks, Inc.*	1,075	61,780
QUALCOMM, Inc.	55,728	4,137,804
Riverbed Technology, Inc.*	4,979	90,020

		5,219,505

Computers & Peripherals (2.6%)
3D Systems Corp.*	3,243	301,372
Apple, Inc.	22,912	12,856,152
EMC Corp.	33,854	851,428
NCR Corp.*	5,299	180,484
NetApp, Inc.	10,954	450,648
SanDisk Corp.	3,305	233,135
Stratasys Ltd.*	633	85,265

		14,958,484

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,151	459,366
CDW Corp.	307	7,172
Dolby Laboratories, Inc., Class A*	580	22,365
FLIR Systems, Inc.	3,188	95,959
IPG Photonics Corp.*	1,045	81,102
National Instruments Corp.	3,104	99,390
Trimble Navigation Ltd.*	8,245	286,101

		1,051,455

Internet Software & Services (8.4%)
Akamai Technologies, Inc.*	5,727	270,200
AOL, Inc.*	28,602	1,333,425
eBay, Inc.*	81,863	4,493,460
Equinix, Inc.*	1,591	282,323
Facebook, Inc., Class A*	77,043	4,211,170
Google, Inc., Class A*	16,189	18,143,174
IAC/InterActiveCorp	2,407	165,337
LinkedIn Corp., Class A*	20,375	4,417,911
Pandora Media, Inc.*	4,568	121,509
Rackspace Hosting, Inc.*	3,641	142,472
SINA Corp.*	35,112	2,958,186
Twitter, Inc.*	1,948	123,990
VeriSign, Inc.*	4,180	249,881
Yahoo!, Inc.*	176,421	7,134,465
Yandex N.V., Class A*	41,200	1,777,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Yelp, Inc.*	46,285	$3,191,351
Youku Tudou, Inc. (ADR)*	15,782	478,195

		49,494,829

IT Services (5.6%)
Accenture plc, Class A	20,712	1,702,941
Alliance Data Systems Corp.*	11,869	3,120,716
Automatic Data Processing, Inc.	15,638	1,263,707
Booz Allen Hamilton Holding Corp.	935	17,905
Broadridge Financial Solutions, Inc.	3,908	154,444
Cognizant Technology Solutions Corp., Class A*	9,721	981,627
DST Systems, Inc.	894	81,122
Fidelity National Information Services, Inc.	936	50,244
Fiserv, Inc.*	8,584	506,885
FleetCor Technologies, Inc.*	2,188	256,368
Gartner, Inc.*	3,022	214,713
Genpact Ltd.*	5,418	99,529
Global Payments, Inc.	2,457	159,680
International Business Machines Corp.	33,569	6,296,537
Jack Henry & Associates, Inc.	2,776	164,367
Lender Processing Services, Inc.	2,364	88,366
MasterCard, Inc., Class A	6,425	5,367,831
NeuStar, Inc., Class A*	2,121	105,753
Paychex, Inc.	9,437	429,667
Teradata Corp.*	5,267	239,596
Total System Services, Inc.	4,087	136,015
Vantiv, Inc., Class A*	2,819	91,928
Visa, Inc., Class A	49,656	11,057,398
Western Union Co.	17,956	309,741

		32,897,080

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	147	7,950

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	19,535	75,600
Altera Corp.	3,560	115,807
Analog Devices, Inc.	4,291	218,541
Applied Materials, Inc.	25,599	452,846
Atmel Corp.*	13,817	108,187
Avago Technologies Ltd.	7,266	384,299
Broadcom Corp., Class A	8,043	238,475
Cree, Inc.*	3,801	237,828
Freescale Semiconductor Ltd.*	818	13,129
Intel Corp.	10,415	270,373
Lam Research Corp.*	1,228	66,865
Linear Technology Corp.	7,518	342,445
LSI Corp.	2,058	22,679
Maxim Integrated Products, Inc.	9,382	261,852
Microchip Technology, Inc.	6,354	284,341
ON Semiconductor Corp.*	13,804	113,745
Silicon Laboratories, Inc.*	1,187	51,409
Skyworks Solutions, Inc.*	5,121	146,256
Texas Instruments, Inc.	35,747	1,569,651
Xilinx, Inc.	8,504	390,504

		5,364,832

Software (5.0%)
Adobe Systems, Inc.*	6,309	$377,783
ANSYS, Inc.*	3,004	261,949
Autodesk, Inc.*	92,541	4,657,589
Cadence Design Systems, Inc.*	9,122	127,890
Citrix Systems, Inc.*	6,031	381,461
Concur Technologies, Inc.*	1,504	155,183
Electronic Arts, Inc.*	7,492	171,866
FactSet Research Systems, Inc.	1,418	153,966
FireEye, Inc.*	433	18,883
Fortinet, Inc.*	4,373	83,656
Informatica Corp.*	3,484	144,586
Intuit, Inc.	9,570	730,382
MICROS Systems, Inc.*	378	21,686
Microsoft Corp.	269,282	10,079,225
NetSuite, Inc.*	1,129	116,310
Oracle Corp.	114,515	4,381,344
Red Hat, Inc.*	6,111	342,460
Rovi Corp.*	391	7,699
Salesforce.com, Inc.*	19,013	1,049,327
ServiceNow, Inc.*	2,545	142,545
SolarWinds, Inc.*	2,111	79,859
Solera Holdings, Inc.	2,221	157,158
Splunk, Inc.*	39,790	2,732,379
Symantec Corp.	16,346	385,439
Tableau Software, Inc., Class A*	304	20,955
TIBCO Software, Inc.*	5,289	118,897
VMware, Inc., Class A*	24,049	2,157,436
Workday, Inc., Class A*	1,194	99,293

		29,157,206

Total Information Technology		138,151,341

Materials (2.9%)
Chemicals (2.5%)
Airgas, Inc.	2,111	236,115
Albemarle Corp.	997	63,200
Celanese Corp.	5,146	284,625
Dow Chemical Co.	5,107	226,751
E.I. du Pont de Nemours & Co.	29,666	1,927,400
Eastman Chemical Co.	12,658	1,021,501
Ecolab, Inc.	8,451	881,186
FMC Corp.	4,388	331,118
International Flavors & Fragrances, Inc.	2,627	225,869
LyondellBasell Industries N.V., Class A	13,084	1,050,384
Monsanto Co.	39,902	4,650,578
NewMarket Corp.	306	102,250
PPG Industries, Inc.	4,184	793,537
Praxair, Inc.	9,532	1,239,446
Rockwood Holdings, Inc.	1,713	123,199
RPM International, Inc.	3,998	165,957
Scotts Miracle-Gro Co., Class A	1,385	86,175
Sherwin-Williams Co.	2,855	523,892
Sigma-Aldrich Corp.	3,661	344,171
Valspar Corp.	2,872	204,745
W.R. Grace & Co.*	2,132	210,791
Westlake Chemical Corp.	566	69,092

		14,761,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Eagle Materials, Inc.	1,596	$123,578
Martin Marietta Materials, Inc.	1,485	148,411

		271,989

Containers & Packaging (0.2%)
AptarGroup, Inc.	1,507	102,190
Avery Dennison Corp.	1,018	51,093
Ball Corp.	4,795	247,710
Bemis Co., Inc.	1,456	59,638
Crown Holdings, Inc.*	3,955	176,274
Greif, Inc., Class A	203	10,637
Owens-Illinois, Inc.*	3,118	111,562
Packaging Corp. of America	3,161	200,028
Rock-Tenn Co., Class A	1,670	175,367
Sealed Air Corp.	6,312	214,924
Silgan Holdings, Inc.	1,421	68,236

		1,417,659

Metals & Mining (0.0%)
Compass Minerals International, Inc.	1,074	85,974
Royal Gold, Inc.	526	24,233
Southern Copper Corp.	5,088	146,076
Tahoe Resources, Inc.*	352	5,857

		262,140

Paper & Forest Products (0.1%)
International Paper Co.	12,330	604,540

Total Materials		17,318,310

Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.9%)
Intelsat S.A.*	45	1,014
Level 3 Communications, Inc.*	1,753	58,147
tw telecom, Inc.*	4,845	147,627
Verizon Communications, Inc.	92,270	4,534,148
Vivendi S.A.	13,712	361,332
Windstream Holdings, Inc.	18,056	144,087

		5,246,355

Wireless Telecommunication Services (0.9%)
Crown Castle International Corp.*	10,767	$790,621
SBA Communications Corp., Class A*	4,113	369,512
SoftBank Corp.	45,100	3,939,986
Sprint Corp.*	5,049	54,277

		5,154,396

Total Telecommunication Services		10,400,751

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	1,687	161,648

Gas Utilities (0.1%)
ONEOK, Inc.	6,244	388,252
Questar Corp.	729	16,760

		405,012

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	1,464	28,563

Water Utilities (0.0%)
Aqua America, Inc.	4,968	117,195

Total Utilities		712,418

Total Investments (83.2%) (Cost $285,995,117)		487,705,709
Other Assets Less Liabilities (16.8%)		98,180,185

Net Assets (100%)		$585,885,894

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	282	March-14	$19,804,567	$20,212,350	$407,783
S&P 500 E-Mini Index	852	March-14	76,556,376	78,430,860	1,874,484

					$2,282,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$115,802,355	$—	$—	$115,802,355
Consumer Staples	40,876,561	368,404	—	41,244,965
Energy	19,709,777	—	—	19,709,777
Financials	22,434,637	—	—	22,434,637
Health Care	60,363,691	—	—	60,363,691
Industrials	61,567,464	—	—	61,567,464
Information Technology	138,151,341	—	—	138,151,341
Materials	17,318,310	—	—	17,318,310
Telecommunication Services	6,099,433	4,301,318	—	10,400,751
Utilities	712,418	—	—	712,418
Futures	2,282,267	—	—	2,282,267

Total Assets	$485,318,254	$4,669,722	$—	$489,987,976

Total Liabilities	$—	$—	$—	$—

Total	$485,318,254	$4,669,722	$—	$489,987,976

(a) A security with a market value of $368,404 transferred from Level 1 to Level 2 during the year ended December 31, 2013 due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets - Unrealized appreciation	2,282,267	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,282,267

Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	54,074,704	—	—	54,074,704
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$54,074,704	$—	$—	$54,074,704

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,236,250	—	—	3,236,250
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,236,250	$—	$—	$3,236,250

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $194,727,000 during the year ended December 31, 2013.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$2,282,267	(c)	$—	$—	$2,282,267

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the year ended December 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$688,566,865
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$815,036,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,514,288
Aggregate gross unrealized depreciation	(911,984)

Net unrealized appreciation	$200,602,304

Federal income tax cost of investments	$287,103,405

For the year ended December 31, 2013, the Portfolio incurred approximately $3,734 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $305,117,353, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $208,922,804 during 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

ASSETS
Investments at value (Cost $285,995,117)	$487,705,709
Cash	94,056,062
Foreign cash (Cost $432)	435
Cash held as collateral at broker	4,530,000
Receivable for securities sold	1,350,995
Dividends, interest and other receivables	434,812
Due from broker for futures variation margin	374,160
Receivable from Separate Accounts for Trust shares sold	52,126
Other assets	6,639

Total assets	588,510,938

LIABILITIES
Payable for securities purchased	1,455,870
Payable to Separate Accounts for Trust shares redeemed	702,024
Investment management fees payable	242,721
Distribution fees payable - Class IB	107,458
Administrative fees payable	76,649
Distribution fees payable - Class IA	8,008
Trustees’ fees payable	1,821
Accrued expenses	30,493

Total liabilities	2,625,044

NET ASSETS	$585,885,894

Net assets were comprised of:
Paid in capital	$721,249,889
Accumulated undistributed net investment income (loss)	97,026
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(339,453,883)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	203,992,862

Net assets	$585,885,894

Class IA
Net asset value, offering and redemption price per share, $38,536,445 / 1,831,520 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.04

Class IB
Net asset value, offering and redemption price per share, $518,821,979 / 24,776,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.94

Class K
Net asset value, offering and redemption price per share, $28,527,470 / 1,355,113 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.05

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends (net of $1,034 foreign withholding tax)	$12,817,317
Interest	186,931

Total income	13,004,248

EXPENSES
Investment management fees	5,591,331
Distribution fees - Class IB	2,647,366
Administrative fees	1,719,386
Printing and mailing expenses	116,897
Distribution fees - Class IA	86,710
Professional fees	70,800
Custodian fees	60,500
Trustees’ fees	36,096
Miscellaneous	43,671

Total expenses	10,372,757

NET INVESTMENT INCOME (LOSS)	2,631,491

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	461,630,296
Futures	54,074,704
Foreign currency transactions	560

Net realized gain (loss)	515,705,560

Change in unrealized appreciation (depreciation) on:
Investments	(205,439,098)
Futures	3,236,250
Foreign currency translations	3

Net change in unrealized appreciation (depreciation)	(202,202,845)

NET REALIZED AND UNREALIZED GAIN (LOSS)	313,502,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$316,134,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,631,491	$9,537,421
Net realized gain (loss) on investments, futures and foreign currency transactions	515,705,560	139,653,775
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(202,202,845)	64,535,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,134,206	213,726,314

DIVIDENDS:
Dividends from net investment income
Class IA	(166,962)	(199,661)
Class IB	(2,239,892)	(9,289,436)
Class K	(191,955)	(187,087)

TOTAL DIVIDENDS	(2,598,809)	(9,676,184)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 69,416 and 202,851 shares, respectively ]	1,310,075	3,110,278
Capital shares issued in reinvestment of dividends [ 8,133 and 12,486 shares, respectively ]	166,962	199,661
Capital shares repurchased [ (228,902) and (1,938,846) shares, respectively ]	(4,213,637)	(30,869,100)

Total Class IA transactions	(2,736,600)	(27,559,161)

Class IB
Capital shares sold [ 1,055,091 and 1,695,907 shares, respectively ]	18,775,640	25,962,422
Capital shares issued in reinvestment of dividends [ 109,640 and 583,854 shares, respectively ]	2,239,892	9,289,436
Capital shares repurchased [ (8,980,703) and (14,861,424) shares, respectively ]	(157,701,030)	(230,400,275)
Capital shares repurchased in-kind (Note 9)[ (61,237,584) and 0 shares, respectively ]	(1,130,474,399)	—

Total Class IB transactions	(1,267,159,897)	(195,148,417)

Class K
Capital shares sold [ 252,109 and 1,559,100 shares, respectively ]	4,604,403	24,991,730
Capital shares issued in reinvestment of dividends [ 9,347 and 11,699 shares, respectively ]	191,955	187,087
Capital shares repurchased [ (261,475) and (515,486) shares, respectively ]	(4,766,182)	(7,877,626)
Capital shares repurchased in-kind (Note 9)[ (7) and 0 shares, respectively ]	(121)	—

Total Class K transactions	30,055	17,301,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,269,866,442)	(205,406,387)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(956,331,045)	(1,356,257)
NET ASSETS:
Beginning of year	1,542,216,939	1,543,573,196

End of year (a)	$585,885,894	$1,542,216,939

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$97,026	$170,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$15.94	$14.05	$15.02	$13.07	$10.34

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.08 (e)	0.07 (e)	0.13	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	5.15	1.91	(0.97)	1.96	2.73

Total from investment operations	5.19	1.99	(0.89)	2.03	2.86

Less distributions:
Dividends from net investment income	(0.09)	(0.10)	(0.08)	(0.08)	(0.13)

Net asset value, end of year	$21.04	$15.94	$14.05	$15.02	$13.07

Total return	32.58%	14.16%	(5.94)%	15.53%	27.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,536	$31,616	$52,067	$66,946	$64,128
Ratio of expenses to average net assets:
After waivers and reimbursements	0.93%	0.96%	0.74%	0.74%	0.80%
After waivers, reimbursements and fees paid indirectly	0.93%	0.96%	0.74%	0.74%	0.72%
Before waivers, reimbursements and fees paid indirectly	0.93%	0.96%	0.75%	0.75%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.22%	0.53%	0.51%	0.50%	1.09%
After waivers, reimbursements and fees paid indirectly	0.22%	0.53%	0.51%	0.50%	1.17%
Before waivers, reimbursements and fees paid indirectly	0.22%	0.53%	0.51%	0.49%	1.08%
Portfolio turnover rate	75%	29%	38%	41%	157%

	Year Ended December 31,
Class IB	2013	2012	2011	2010	2009
Net asset value, beginning of year	$15.87	$13.98	$14.95	$13.00	$10.26

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.04 (e)	0.03 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	5.12	1.90	(0.97)	1.96	2.74

Total from investment operations	5.16	1.99	(0.93)	1.99	2.84

Less distributions:
Dividends from net investment income	(0.09)	(0.10)	(0.04)	(0.04)	(0.10)

Net asset value, end of year	$20.94	$15.87	$13.98	$14.95	$13.00

Total return	32.53%	14.23%	(6.21)%	15.32%	27.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$518,822	$1,488,983	$1,487,294	$1,836,680	$1,856,981
Ratio of expenses to average net assets:
After waivers and reimbursements	0.93%	0.96%	0.99%	0.99%	1.05	%(c)
After waivers, reimbursements and fees paid indirectly	0.93%	0.96%	0.99%	0.99%	0.97	%(c)
Before waivers, reimbursements and fees paid indirectly	0.93%	0.96%	1.00%	1.00%	1.05	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.23%	0.59%	0.27%	0.26%	0.84%
After waivers, reimbursements and fees paid indirectly	0.23%	0.59%	0.27%	0.26%	0.92%
Before waivers, reimbursements and fees paid indirectly	0.23%	0.59%	0.26%	0.25%	0.83%
Portfolio turnover rate	75%	29%	38%	41%	157%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K	2013	2012
Net asset value, beginning of period	$15.95	$14.05	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.15 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	5.15	1.89	0.37

Total from investment operations	5.24	2.04	0.41

Less distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.07)

Net asset value, end of period	$21.05	$15.95	$14.05

Total return (b)	32.89%	14.52%	3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,527	$21,618	$4,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.68%	0.71%	0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.68%	0.71%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.68%	0.71%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.47%	0.96%	0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.47%	0.96%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.47%	0.96%	0.76%
Portfolio turnover rate	75%	29%	38%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/13
	1 Year	5 Year	Since Incept.
Portfolio – Class IA Shares*	35.10%	18.51%	6.79%
Portfolio – Class IB Shares*	35.06	18.31	6.58
Portfolio – Class K Shares**	N/A	N/A	6.27
Russell 1000® Value Index	32.53	16.67	7.11
* Date of inception 4/29/05. ** Date of inception 10/29/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IA shares returned 35.10% for the year ended December 31, 2013. The Portfolio’s benchmark, the Russell 1000® Value Index, returned 32.53% over the same period.

Portfolio Highlights

For the year ended December 31, 2013

What helped performance during the year:

•

On the positive side of sector performance, strong stock selection within Financials, mainly having no exposure to Real Estate Investment Trusts (REITs), was one of the strongest contributors to relative performance. Real estate was one of the worst performing industries in the benchmark, posting flat returns in a strong stock market.

•

An overweight position and contributions from select stocks in the Consumer Discretionary sector were large contributors to Portfolio performance. The Portfolio’s main Consumer Discretionary exposure was in the media industry, with holdings such as Viacom and Twenty-First Century Fox contributing the most within this industry.

•

Favorable stock selection and an overweight in the Information Technology sector boosted performance as well. Within the software and services industry, Microsoft Corp. and Yahoo! Inc. and within the hardware and equipment industry, Hewlett-Packard were the clear contributors.

•	Also, a material underweight to Utilities enhanced relative performance, as this was the second worst performing sector in the benchmark.

•

Stock selection and an underweight to Energy assisted with performance. The largest relative contributor within the sector was not owning Exxon Mobil Corp., as the company performed poorly on a relative basis.

•	Favorable stock selection in the Consumer Staples sector also helped Portfolio performance.

•

Bristol-Myers Squibb Co., a large pharmaceuticals provider, had strong returns during the period, with improving earnings and presenting important new clinical data for immune-oncology and diabetes treatments.

What hurt performance during the year:

•	An underweight to Industrials was a slight detractor to relative performance, offsetting strong stock selection within the sector.

•	Individual holdings detracting from performance included eBay Inc., Royal Dutch Shell plc (ADR) and QEP Resources, Inc.

Portfolio Positioning and Outlook

During the fiscal year, trading activity for the portfolio remained muted. Towards the end of the reporting period, managers increased positions in Health Care, Energy and select Consumer Staples companies. Conversely, we continued to trim select insurance and technology stocks. The majority of activity occurred in the Consumer Discretionary sector, where we continued to reduce media and select retail companies that have performed well.

Sector Weightings as of December 31, 2013	% of Net Assets
Financials	23.8%
Consumer Discretionary	15.0
Energy	14.6
Health Care	14.3
Information Technology	9.5
Industrials	7.0
Consumer Staples	5.2
Utilities	2.2
Telecommunication Services	2.2
Materials	2.1
Cash and Other	4.1

100.0%

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K commenced operations on October 29, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13
Class IA
Actual	$1,000.00	$1,154.00	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	1,153.86	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,062.70	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.83

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 for Class IA and Class IB and the hypothetical example (to reflect the one-half year period), and multiplied by 64/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (1.1%)
Johnson Controls, Inc.	15,091	$774,168

Automobiles (2.2%)
General Motors Co.*	36,542	1,493,471

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	26,495	1,064,304

Household Durables (0.7%)
Newell Rubbermaid, Inc.	13,531	438,540

Media (7.7%)
Comcast Corp., Class A	20,631	1,072,090
Time Warner Cable, Inc.	7,349	995,790
Time Warner, Inc.	6,936	483,578
Twenty-First Century Fox, Inc., Class B	28,127	973,194
Viacom, Inc., Class B	18,718	1,634,830

		5,159,482

Multiline Retail (1.7%)
Kohl’s Corp.	11,541	654,952
Target Corp.	7,512	475,284

		1,130,236

Total Consumer Discretionary		10,060,201

Consumer Staples (5.2%)
Food & Staples Retailing (1.6%)
CVS Caremark Corp.	15,490	1,108,619

Food Products (3.6%)
ConAgra Foods, Inc.	25,445	857,497
Mondelez International, Inc., Class A	17,317	611,290
Tyson Foods, Inc., Class A	11,638	389,407
Unilever N.V. (N.Y. Shares)	13,386	538,519

		2,396,713

Total Consumer Staples		3,505,332

Energy (14.6%)
Energy Equipment & Services (4.8%)
Halliburton Co.	27,714	1,406,485
Noble Corp. plc	7,317	274,168
Weatherford International Ltd.*	99,432	1,540,202

		3,220,855

Oil, Gas & Consumable Fuels (9.8%)
BP plc (ADR)	27,954	1,358,844
Chevron Corp.	6,183	772,319
Murphy Oil Corp.	13,566	880,162
Occidental Petroleum Corp.	8,232	782,863
QEP Resources, Inc.	23,431	718,160
Royal Dutch Shell plc (ADR), Class A	18,166	1,294,691
Suncor Energy, Inc.	21,657	759,078

		6,566,117

Total Energy		9,786,972

Financials (23.8%)
Capital Markets (5.7%)
Bank of New York Mellon Corp.	43,320	1,513,601
Goldman Sachs Group, Inc.	3,884	688,478
Morgan Stanley	34,365	$1,077,686
State Street Corp.	7,247	531,857

		3,811,622

Commercial Banks (5.1%)
Fifth Third Bancorp	33,632	707,281
PNC Financial Services Group, Inc.	12,603	977,741
U.S. Bancorp/Minnesota	8,341	336,976
Wells Fargo & Co.	31,227	1,417,706

		3,439,704

Diversified Financial Services (8.8%)
Bank of America Corp.	70,989	1,105,299
Citigroup, Inc.	51,574	2,687,521
JPMorgan Chase & Co.	36,632	2,142,239

		5,935,059

Insurance (4.2%)
Aflac, Inc.	6,549	437,473
Allstate Corp.	23,100	1,259,874
MetLife, Inc.	16,577	893,832
Travelers Cos., Inc.	2,842	257,315

		2,848,494

Total Financials		16,034,879

Health Care (14.3%)
Health Care Providers & Services (4.4%)
Cardinal Health, Inc.	7,159	478,293
Express Scripts Holding Co.*	5,777	405,776
UnitedHealth Group, Inc.	17,105	1,288,006
WellPoint, Inc.	8,412	777,185

		2,949,260

Pharmaceuticals (9.9%)
Bristol-Myers Squibb Co.	18,260	970,519
GlaxoSmithKline plc (ADR)	11,614	620,072
Merck & Co., Inc.	27,757	1,389,238
Novartis AG (ADR)	12,045	968,177
Pfizer, Inc.	37,227	1,140,263
Roche Holding AG (ADR)	8,877	623,165
Sanofi S.A. (ADR)	17,409	933,645

		6,645,079

Total Health Care		9,594,339

Industrials (7.0%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	5,755	525,834
Textron, Inc.	21,580	793,281

		1,319,115

Building Products (0.2%)
Allegion plc*	2,591	114,481

Electrical Equipment (1.2%)
Emerson Electric Co.	11,453	803,772

Industrial Conglomerates (2.2%)
General Electric Co.	52,815	1,480,405

Machinery (1.4%)
Ingersoll-Rand plc	15,932	981,411

Total Industrials		4,699,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Information Technology (9.5%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	34,892	$783,325

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	44,684	1,250,258

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	45,078	803,290

Internet Software & Services (2.0%)
eBay, Inc.*	16,713	917,377
Yahoo!, Inc.*	11,550	467,082

		1,384,459

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	21,053	546,536

Software (2.4%)
Autodesk, Inc.*	8,498	427,704
Microsoft Corp.	32,250	1,207,118

		1,634,822

Total Information Technology		6,402,690

Materials (2.1%)
Metals & Mining (1.0%)
Alcoa, Inc.	62,120	660,336

Paper & Forest Products (1.1%)
International Paper Co.	14,800	725,644

Total Materials		1,385,980

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	7,368	$259,059
Verizon Communications, Inc.	7,994	392,825
Vivendi S.A.	8,015	211,208

		863,092

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	15,698	617,088

Total Telecommunication Services		1,480,180

Utilities (2.2%)
Electric Utilities (1.6%)
FirstEnergy Corp.	9,586	316,146
PPL Corp.	24,729	744,096

		1,060,242

Multi-Utilities (0.6%)
PG&E Corp.	11,133	448,437

Total Utilities		1,508,679

Total Investments (95.9%) (Cost $44,983,899)		64,458,436

Other Assets Less Liabilities (4.1%)		2,767,394

Net Assets (100%)		$67,225,830

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	326	$536,237	$540,511	$(4,274)
British Pound vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	326	536,263	540,510	(4,247)
British Pound vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	291	478,046	481,767	(3,721)
British Pound vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	326	536,227	540,510	(4,283)
Canadian Dollar vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	642	603,069	604,163	(1,094)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	420	577,313	578,083	(770)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	420	577,240	578,083	(843)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	420	577,321	578,083	(762)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	425	583,635	584,448	(813)
Swiss Franc vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	396	445,527	444,355	1,172
Swiss Franc vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	362	406,662	405,602	1,060
Swiss Franc vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	396	445,426	444,355	1,071

					$(17,504)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013:

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,060,201	$—	$—	$10,060,201
Consumer Staples	3,505,332	—	—	3,505,332
Energy	9,786,972	—	—	9,786,972
Financials	16,034,879	—	—	16,034,879
Health Care	9,594,339	—	—	9,594,339
Industrials	4,699,184	—	—	4,699,184
Information Technology	6,402,690	—	—	6,402,690
Materials	1,385,980	—	—	1,385,980
Telecommunication Services	1,268,972	211,208	—	1,480,180
Utilities	1,508,679	—	—	1,508,679
Forward Currency Contracts	—	3,303	—	3,303

Total Assets	$64,247,228	$214,511	$—	$64,461,739

Liabilities:
Forward Currency Contracts	$—	$(20,807)	$—	$(20,807)

Total Liabilities	$—	$(20,807)	$—	$(20,807)

Total	$64,247,228	$193,704	$—	$64,440,932

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	3,303
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,303

Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(20,807)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,807)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(834,951)	—	(834,951)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(834,951)	$—	$(834,951)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	461,890	—	461,890
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$461,890	$—	$461,890

^ This Portfolio held forward foreign currency contracts as hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $23,005,000 during the year ended December 31, 2013.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$1,172	$(1,172)	$—	$—
Citibank N.A.	1,060	(1,060)	—	—
State Street Bank & Trust	1,071	(1,071)	—	—

	$3,303	$(3,303)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$5,044	$(1,172)	$—	$3,872
Citibank N.A.	4,483	(1,060)	—	3,423
State Street Bank & Trust	5,096	(1,071)	—	4,025
CIBC World Markets, Inc.	6,184	—	—	6,184

	$20,807	$(3,303)	$—	$17,504

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

Investment security transactions for the year ended December 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,404,342
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$30,715,596

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,578,886
Aggregate gross unrealized depreciation	(611,259)

Net unrealized appreciation	$18,967,627

Federal income tax cost of investments	$45,490,809

For the year ended December 31, 2013, the Portfolio incurred approximately $741 as brokerage commissions with Sanford C. Bernstein & Co. LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $33,389,278, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $10,219,374 during 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2013

ASSETS
Investments at value (Cost $44,983,899)	$64,458,436
Cash	2,599,812
Foreign cash (Cost $268)	288
Receivable from Separate Accounts for Trust shares sold	172,349
Receivable for securities sold	135,489
Dividends, interest and other receivables	96,249
Unrealized appreciation on forward foreign currency contracts	3,303
Other assets	1,412

Total assets	67,467,338

LIABILITIES
Payable for securities purchased	95,658
Payable to Separate Accounts for Trust shares redeemed	61,157
Investment management fees payable	23,302
Unrealized depreciation on forward foreign currency contracts	20,807
Administrative fees payable	15,655
Distribution fees payable - Class IB	10,918
Distribution fees payable - Class IA	2,297
Accrued expenses	11,714

Total liabilities	241,508

NET ASSETS	$67,225,830

Net assets were comprised of:
Paid in capital	$81,763,178
Accumulated undistributed net investment income (loss)	(82,245)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(33,912,157)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	19,457,054

Net assets	$67,225,830

Class IA
Net asset value, offering and redemption price per share, $10,933,468 / 780,354 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.01

Class IB
Net asset value, offering and redemption price per share, $53,094,973 / 3,786,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.02

Class K
Net asset value, offering and redemption price per share, $3,197,389 / 228,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.98

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends (net of $53,913 foreign withholding tax)	$4,787,663
Interest	12,060

Total income	4,799,723

EXPENSES
Investment management fees	1,484,562
Distribution fees - Class IB	547,478
Administrative fees	261,652
Professional fees	43,062
Printing and mailing expenses	24,501
Distribution fees - Class IA	22,224
Custodian fees	21,500
Trustees’ fees	7,212
Miscellaneous	7,489

Gross expenses	2,419,680
Less: Waiver from investment manager	(134,793)
Fees paid indirectly	(9,680)

Net expenses	2,275,207

NET INVESTMENT INCOME (LOSS)	2,524,516

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	102,841,408
Foreign currency transactions	(265,515)

Net realized gain (loss)	102,575,893

Change in unrealized appreciation (depreciation) on:
Investments	(26,228,999)
Foreign currency translations	461,904

Net change in unrealized appreciation (depreciation)	(25,767,095)

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,808,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,333,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,524,516	$4,380,703
Net realized gain (loss) on investments and foreign currency transactions	102,575,893	12,808,821
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(25,767,095)	32,150,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,333,314	49,340,449

DIVIDENDS:
Dividends from net investment income
Class IA	(411,741)	(77,518)
Class IB	(1,954,494)	(3,683,909)
Class K†	(124,988)	—

TOTAL DIVIDENDS	(2,491,223)	(3,761,427)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 484,036 and 324,476 shares, respectively ]	6,157,322	3,269,542
Capital shares issued in reinvestment of dividends [ 30,136 and 7,189 shares, respectively ]	411,741	77,518
Capital shares repurchased [ (320,450) and (232,613) shares, respectively ]	(4,119,864)	(2,352,059)

Total Class IA transactions	2,449,199	995,001

Class IB
Capital shares sold [ 4,482,889 and 3,113,207 shares, respectively ]	55,399,141	31,651,482
Capital shares issued in reinvestment of dividends [ 142,940 and 341,245 shares, respectively ]	1,954,494	3,683,909
Capital shares repurchased [ (3,076,487) and (4,931,701) shares, respectively ]	(37,972,564)	(50,212,455)
Capital shares repurchased in-kind (Note 9)[ (25,535,585) and 0 shares, respectively ]	(340,684,665)	—

Total Class IB transactions	(321,303,594)	(14,877,064)

Class K †
Capital shares sold [ 222,309 and 0 shares, respectively ]	3,051,832	—
Capital shares issued in reinvestment of dividends and distributions [ 9,168 and 0 shares, respectively ]	124,988	—
Capital shares repurchased [ (2,787) and 0 shares, respectively ]	(38,732)	—

Total Class K transactions	3,138,088	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(315,716,307)	(13,882,063)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(238,874,216)	31,696,959
NET ASSETS:
Beginning of year	306,100,046	274,403,087

End of year (a)	$67,225,830	$306,100,046

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(82,245)	$187,367

† Class K commenced operations on October 29, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.78	$9.22	$9.55	$8.38	$6.61

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.15 (e)	0.16 (e)	0.13 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.63	1.54	(0.33)	1.17	1.78

Total from investment operations	3.77	1.69	(0.17)	1.30	1.90

Less distributions:
Dividends from net investment income	(0.54)	(0.13)	(0.16)	(0.13)	(0.13)

Net asset value, end of year	$14.01	$10.78	$9.22	$9.55	$8.38

Total return	35.10%	18.37%	(1.77)%	15.61%	28.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,933	$6,325	$4,494	$2,934	$1,294
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly	1.00%	0.99%	0.74%	0.74%	0.73%
Before waivers and fees paid indirectly	1.11%	1.05%	0.78%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers	1.08%	1.48%	1.63%	1.43%	1.72%
After waivers and fees paid indirectly	1.09%	1.48%	1.64%	1.44%	1.74%
Before waivers and fees paid indirectly	0.98	1.43%	1.60%	1.38%	1.65%
Portfolio turnover rate	15%	17%	25%	21%	27%

	Year Ended December 31,
Class IB	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.79	$9.23	$9.56	$8.39	$6.62

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.15 (e)	0.13 (e)	0.10 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.63	1.54	(0.33)	1.18	1.78

Total from investment operations	3.77	1.69	(0.20)	1.28	1.88

Less distributions:
Dividends from net investment income	(0.54)	(0.13)	(0.13)	(0.11)	(0.11)

Net asset value, end of year	$14.02	$10.79	$9.23	$9.56	$8.39

Total return	35.06%	18.35%	(2.01)%	15.30%	28.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,095	$299,775	$269,909	$270,858	$245,914
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly	1.00%	0.99%	0.99%	0.99%	0.98%
Before waivers and fees paid indirectly	1.06%	1.05%	1.03%	1.05%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers	1.10%	1.47%	1.36%	1.20%	1.47%
After waivers and fees paid indirectly	1.10%	1.48%	1.37%	1.20%	1.49%
Before waivers and fees paid indirectly	1.04%	1.42%	1.33%	1.14%	1.40%
Portfolio turnover rate	15%	17%	25%	21%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	October 29, 2013* to December 31, 2013
Net asset value, beginning of period	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.80

Total from investment operations	0.84

Less distributions:
Dividends from net investment income	(0.57)

Net asset value, end of period	$13.98

Total return (b)	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,197
Ratio of expenses to average net assets:
After waivers (a)	0.75%
After waivers and fees paid indirectly (a)	0.75%
Before waivers and fees paid indirectly (a)	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.57%
After waivers and fees paid indirectly (a)	1.57%
Before waivers and fees paid indirectly (a)	1.39%
Portfolio turnover rate	15%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AXA Equitable Funds Management Group, LLC

➢	BlackRock Investment Management, LLC

➢	Marsico Capital Management, LLC

➢	T. Rowe Price Associates, Inc.

➢	Wells Capital Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/13
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares**	35.36%	17.93%	8.25%
Portfolio – Class IB Shares*	35.39	18.03	8.02
Portfolio – Class K Shares***	35.70	N/A	22.45
Russell 1000® Growth Index	33.48	20.39	7.83
VMI – LCG	32.94	17.48	9.44
* Date of inception 5/1/97. ** Date of inception 11/28/98. ***Date of inception 8/26/11. Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IA shares returned 35.36% for the year ended December 31, 2013. The Portfolio’s benchmarks, the Russell 1000® Growth Index, returned 33.48% and the VMI — LCG returned 32.94% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

For the year ended December 31, 2013

What helped performance during the year:

•	Stock selection was strong in the Health Care sector. A number of the Portfolio’s Health Care holdings performed very well in the period, particularly Gilead Sciences, Inc. and Biogen Idec Inc.

•

From a sector allocation standpoint, the Portfolio was positioned well by having an underweight allocation to the Information Technology sector, as the sector did not keep pace with the overall return of the benchmark. An underweight in Apple, Inc. and IBM were notable contributors relative to the benchmark.

•	The Portfolio also benefited from a relative underweight in Consumer Staples positions, as Consumer Staples was another weak-performing sector.

•	Stock selection in the Information Technology, Financials and Consumer Discretionary sectors benefited relative performance.

What hurt performance during the year:

•	Stock selection in the Industrials, Energy and Materials sectors contributed to relative underperformance.

•	From a sector allocation perspective, underweights in Health Care and Consumer Discretionary detracted from performance.

•

Individual holdings detracting from performance include eBay Inc. and Belgian holding Anheuser-Busch InBev N.V. Relative underweight positions in Boeing Co. and Celgene Corporation were also detrimental to performance.

Sector Weightings as of December 31, 2013	% of Net Assets
Information Technology	20.1%
Consumer Discretionary	17.7
Health Care	10.7
Industrials	9.7
Consumer Staples	5.7
Financials	4.7
Exchange Traded Funds	4.4
Energy	3.7
Materials	3.6
Telecommunication Services	1.4
Utilities	0.1
Cash and Other	18.2

100.0%

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13
Class IA
Actual	$1,000.00	$1,199.04	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.82	4.43
Class IB
Actual	1,000.00	1,199.09	4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.42
Class K
Actual	1,000.00	1,200.28	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.7%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	1,154	$31,862
BorgWarner, Inc.	54,340	3,038,149
Delphi Automotive plc	204,459	12,294,120
Gentex Corp.	19,438	641,260
Goodyear Tire & Rubber Co.	57,787	1,378,220
Lear Corp.	2,155	174,490
Visteon Corp.*	11,709	958,850

		18,516,951

Automobiles (0.3%)
Ford Motor Co.	318,580	4,915,690
Harley-Davidson, Inc.	85,422	5,914,619
Tesla Motors, Inc.*	34,592	5,201,945
Thor Industries, Inc.	10,397	574,226

		16,606,480

Distributors (0.3%)
Genuine Parts Co.	34,432	2,864,398
LKQ Corp.*	349,533	11,499,636

		14,364,034

Diversified Consumer Services (0.0%)
H&R Block, Inc.	64,034	1,859,547
Service Corp. International	38,911	705,457
Weight Watchers International, Inc.	3,488	114,860

		2,679,864

Hotels, Restaurants & Leisure (3.7%)
Bally Technologies, Inc.*	9,092	713,267
Brinker International, Inc.	15,587	722,302
Burger King Worldwide, Inc.	23,639	540,387
Carnival plc	64,019	2,651,367
Chipotle Mexican Grill, Inc.*	44,550	23,735,349
Choice Hotels International, Inc.	355	17,434
Darden Restaurants, Inc.	19,942	1,084,246
Domino’s Pizza, Inc.	13,235	921,818
Dunkin’ Brands Group, Inc.	25,075	1,208,615
International Game Technology	61,258	1,112,445
Las Vegas Sands Corp.	180,539	14,239,111
Marriott International, Inc., Class A	85,174	4,204,189
McDonald’s Corp.	235,719	22,871,814
MGM Resorts International*	138,784	3,264,200
Norwegian Cruise Line Holdings Ltd.*	5,993	212,572
Panera Bread Co., Class A*	6,611	1,168,098
SeaWorld Entertainment, Inc.	7,198	207,086
Six Flags Entertainment Corp.	15,554	572,698
Starbucks Corp.	626,382	49,102,085
Starwood Hotels & Resorts Worldwide, Inc.	379,564	30,156,360
Wyndham Worldwide Corp.	31,946	2,354,101
Wynn Macau Ltd.	582,000	2,638,188
Wynn Resorts Ltd.	136,627	26,534,330
Yum! Brands, Inc.	105,766	7,996,967

		198,229,029

Household Durables (0.2%)
D.R. Horton, Inc.*	99,777	$2,227,023
Jarden Corp.*	29,894	1,833,997
Lennar Corp., Class A	56,853	2,249,105
Newell Rubbermaid, Inc.	39,290	1,273,389
NVR, Inc.*	923	947,007
PulteGroup, Inc.	91,126	1,856,236
Taylor Morrison Home Corp., Class A*	6,620	148,619
Tempur Sealy International, Inc.*	14,204	766,448
Tupperware Brands Corp.	12,441	1,176,048
Whirlpool Corp.	1,310	205,486

		12,683,358

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	217,707	86,819,374
Ctrip.com International Ltd. (ADR)*	46,105	2,287,730
Expedia, Inc.	25,064	1,745,958
Groupon, Inc.*	98,767	1,162,488
HomeAway, Inc.*	14,274	583,521
Liberty Interactive Corp.*	10,123	297,110
Liberty Ventures*	8,654	1,060,894
Netflix, Inc.*	53,981	19,874,185
priceline.com, Inc.*	58,639	68,161,974
TripAdvisor, Inc.*	57,810	4,788,402
zulily, Inc., Class A*	1,835	76,024

		186,857,660

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	22,972	1,263,689
Mattel, Inc.	81,210	3,863,972
Polaris Industries, Inc.	15,228	2,217,806

		7,345,467

Media (4.0%)
AMC Networks, Inc., Class A*	161,614	11,007,530
Cablevision Systems Corp. - New York Group, Class A	45,859	822,252
CBS Corp. (Non-Voting), Class B	132,148	8,423,114
Charter Communications, Inc., Class A*	27,476	3,757,618
Cinemark Holdings, Inc.	27,133	904,343
Clear Channel Outdoor Holdings, Inc., Class A	10,072	102,130
Comcast Corp., Class A	979,249	50,886,674
DIRECTV*	115,679	7,992,262
Discovery Communications, Inc., Class A*	57,537	5,202,496
Discovery Communications, Inc., Class C*	156,514	13,125,264
DISH Network Corp., Class A*	49,023	2,839,412
Interpublic Group of Cos., Inc.	45,873	811,952
Lamar Advertising Co., Class A*	18,538	968,610
Liberty Global plc*	118,963	10,030,960
Liberty Global plc, Class A*	128,070	11,396,949
Lions Gate Entertainment Corp.	19,019	602,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Madison Square Garden Co., Class A*	14,390	$828,576
Morningstar, Inc.	4,873	380,533
News Corp., Class A*	86,109	1,551,684
Omnicom Group, Inc.	60,798	4,521,547
Regal Entertainment Group, Class A	4,303	83,693
Scripps Networks Interactive, Inc., Class A	25,783	2,227,909
Sirius XM Holdings, Inc.*	2,422,447	8,454,340
Starz, Class A*	22,953	671,146
Time Warner Cable, Inc.	68,411	9,269,691
Twenty-First Century Fox, Inc., Class A	445,991	15,689,963
Viacom, Inc., Class B	105,020	9,172,447
Walt Disney Co.	434,518	33,197,175

		214,922,412

Multiline Retail (0.5%)
Big Lots, Inc.*	3,661	118,214
Dillard’s, Inc., Class A	4,282	416,253
Dollar General Corp.*	76,934	4,640,659
Dollar Tree, Inc.*	75,915	4,283,124
Family Dollar Stores, Inc.	22,642	1,471,051
Macy’s, Inc.	69,917	3,733,568
Nordstrom, Inc.	34,099	2,107,318
Target Corp.	118,288	7,484,082

		24,254,269

Specialty Retail (3.7%)
Aaron’s, Inc.	2,729	80,233
Abercrombie & Fitch Co., Class A	2,187	71,974
Advance Auto Parts, Inc.	17,156	1,898,826
American Eagle Outfitters, Inc.	29,238	421,027
Ascena Retail Group, Inc.*	4,375	92,575
AutoNation, Inc.*	184,924	9,188,873
AutoZone, Inc.*	18,326	8,758,728
Bed Bath & Beyond, Inc.*	51,394	4,126,938
Best Buy Co., Inc.	242,412	9,667,390
Cabela’s, Inc.*	11,188	745,792
CarMax, Inc.*	123,631	5,813,130
Chico’s FAS, Inc.	35,745	673,436
Dick’s Sporting Goods, Inc.	23,238	1,350,128
DSW, Inc., Class A	15,269	652,444
Foot Locker, Inc.	4,192	173,716
Gap, Inc.	65,642	2,565,289
GNC Holdings, Inc., Class A	23,124	1,351,598
Home Depot, Inc.	570,239	46,953,479
L Brands, Inc.	56,434	3,490,443
Lowe’s Cos., Inc.	355,634	17,621,665
O’Reilly Automotive, Inc.*	25,974	3,343,113
PetSmart, Inc.	24,294	1,767,388
Restoration Hardware Holdings, Inc.*	103,342	6,954,917
Ross Stores, Inc.	88,018	6,595,189
Sally Beauty Holdings, Inc.*	39,938	1,207,326
Signet Jewelers Ltd.	1,668	131,272
Tiffany & Co.	26,265	2,436,867
TJX Cos., Inc.	782,431	49,864,328
Tractor Supply Co.	85,059	6,598,877

Ulta Salon Cosmetics & Fragrance, Inc.*	14,975	$1,445,387
Urban Outfitters, Inc.*	25,326	939,595
Williams-Sonoma, Inc.	22,977	1,339,100

		198,321,043

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	13,009	933,916
Coach, Inc.	66,067	3,708,341
Deckers Outdoor Corp.*	3,568	301,353
Fossil Group, Inc.*	11,488	1,377,871
Hanesbrands, Inc.	23,174	1,628,437
Lululemon Athletica, Inc.*	6,247	368,761
Michael Kors Holdings Ltd.*	143,907	11,683,809
NIKE, Inc., Class B	208,038	16,360,108
Prada S.p.A.	184,000	1,637,285
PVH Corp.	16,883	2,296,426
Ralph Lauren Corp.	14,105	2,490,520
Under Armour, Inc., Class A*	126,861	11,074,965
VF Corp.	82,348	5,133,574

		58,995,366

Total Consumer Discretionary		953,775,933

Consumer Staples (5.7%)
Beverages (1.8%)
Brown-Forman Corp., Class B	35,561	2,687,345
Coca-Cola Co.	899,297	37,149,959
Coca-Cola Enterprises, Inc.	61,367	2,708,126
Constellation Brands, Inc., Class A*	235,580	16,580,120
Dr. Pepper Snapple Group, Inc.	47,977	2,337,440
Monster Beverage Corp.*	55,917	3,789,495
PepsiCo, Inc.	394,860	32,749,688

		98,002,173

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	134,589	16,017,437
CVS Caremark Corp.	116,510	8,338,621
Fresh Market, Inc.*	9,677	391,918
Kroger Co.	122,277	4,833,610
Safeway, Inc.	4,451	144,969
Sprouts Farmers Market, Inc.*	3,402	130,739
Sysco Corp.	48,287	1,743,161
Walgreen Co.	167,747	9,635,387
Wal-Mart Stores, Inc.	251,026	19,753,236
Whole Foods Market, Inc.	173,224	10,017,544

		71,006,622

Food Products (0.8%)
Archer-Daniels-Midland Co.	11,798	512,033
Campbell Soup Co.	27,193	1,176,913
ConAgra Foods, Inc.	90,649	3,054,871
Flowers Foods, Inc.	40,235	863,845
General Mills, Inc.	151,571	7,564,909
Green Mountain Coffee Roasters, Inc.*	51,984	3,928,951
Hershey Co.	35,266	3,428,913
Hillshire Brands Co.	28,956	968,289
Hormel Foods Corp.	31,536	1,424,481
Ingredion, Inc.	2,238	153,214
J.M. Smucker Co.	3,313	343,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Kellogg Co.	56,319	$3,439,401
Kraft Foods Group, Inc.	139,772	7,536,506
McCormick & Co., Inc. (Non-Voting)	31,014	2,137,485
Mead Johnson Nutrition Co.	47,606	3,987,479
Nestle S.A. (Registered)	24,107	1,764,685
Pinnacle Foods, Inc.	4,569	125,465
WhiteWave Foods Co., Class A*	32,616	748,211

		43,158,944

Household Products (0.5%)
Church & Dwight Co., Inc.	32,491	2,153,503
Clorox Co.	25,880	2,400,629
Colgate-Palmolive Co.	219,305	14,300,879
Kimberly-Clark Corp.	75,598	7,896,967
Procter & Gamble Co.	18,941	1,541,987

		28,293,965

Personal Products (0.2%)
Avon Products, Inc.	101,845	1,753,771
Coty, Inc., Class A	8,975	136,869
Estee Lauder Cos., Inc., Class A	54,455	4,101,550
Herbalife Ltd.	20,049	1,577,856
Nu Skin Enterprises, Inc., Class A	13,735	1,898,452

		9,468,498

Tobacco (1.1%)
Altria Group, Inc.	472,275	18,130,637
Lorillard, Inc.	88,817	4,501,246
Philip Morris International, Inc.	384,539	33,504,883
Reynolds American, Inc.	56,096	2,804,239

		58,941,005

Total Consumer Staples		308,871,207

Energy (3.7%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	2,526	134,863
Baker Hughes, Inc.	6,562	362,616
Cameron International Corp.*	36,743	2,187,311
Dresser-Rand Group, Inc.*	17,919	1,068,510
Dril-Quip, Inc.*	9,548	1,049,612
FMC Technologies, Inc.*	96,885	5,058,366
Frank’s International N.V.	3,658	98,766
Halliburton Co.	199,704	10,134,978
Oceaneering International, Inc.	25,441	2,006,786
RPC, Inc.	11,953	213,361
Schlumberger Ltd.	614,302	55,354,753
Seadrill Ltd.	83,092	3,413,419

		81,083,341

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.	6,495	515,183
Antero Resources Corp.*	105,058	6,664,879
Cabot Oil & Gas Corp.	189,887	7,360,020
Cheniere Energy, Inc.*	56,739	2,446,586
Cobalt International Energy, Inc.*	59,407	977,245
Concho Resources, Inc.*	93,869	10,137,852
Continental Resources, Inc.*	124,599	14,019,879
CVR Energy, Inc.	3,703	160,821

EOG Resources, Inc.	75,083	$12,601,931
EQT Corp.	59,944	5,381,772
Gulfport Energy Corp.*	103,446	6,532,615
Kinder Morgan, Inc.	142,638	5,134,968
Kosmos Energy Ltd.*	23,855	266,699
Laredo Petroleum Holdings, Inc.*	8,908	246,663
Marathon Petroleum Corp.	59,500	5,457,935
Noble Energy, Inc.	10,719	730,071
Oasis Petroleum, Inc.*	23,676	1,112,062
Pioneer Natural Resources Co.	108,608	19,991,475
QEP Resources, Inc.	4,292	131,550
Range Resources Corp.	93,181	7,856,090
SM Energy Co.	15,588	1,295,519
Southwestern Energy Co.*	82,650	3,250,624
Whiting Petroleum Corp.*	2,234	138,218
Williams Cos., Inc.	88,122	3,398,866
World Fuel Services Corp.	3,252	140,356

		115,949,879

Total Energy		197,033,220

Financials (4.7%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	72,570	15,738,982
Ameriprise Financial, Inc.	15,118	1,739,326
Artisan Partners Asset Management, Inc., Class A	1,266	82,531
BlackRock, Inc.	20,535	6,498,711
Charles Schwab Corp.	35,133	913,458
Eaton Vance Corp.	28,232	1,208,047
Federated Investors, Inc., Class B	16,113	464,054
Franklin Resources, Inc.	132,810	7,667,121
Invesco Ltd.	81,803	2,977,629
Lazard Ltd., Class A	30,133	1,365,628
LPL Financial Holdings, Inc.	10,473	492,545
SEI Investments Co.	32,079	1,114,104
T. Rowe Price Group, Inc.	60,976	5,107,960
TD Ameritrade Holding Corp.	82,682	2,533,377
Waddell & Reed Financial, Inc., Class A	20,212	1,316,205

		49,219,678

Commercial Banks (0.0%)
Signature Bank/New York*	1,088	116,873

Consumer Finance (1.0%)
American Express Co.	617,079	55,987,578

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	20,530	1,066,739
Citigroup, Inc.	504,182	26,272,924
IntercontinentalExchange Group, Inc.	93,601	21,052,737
Leucadia National Corp.	9,426	267,133
McGraw Hill Financial, Inc.	30,419	2,378,766
Moody’s Corp.	45,722	3,587,805
MSCI, Inc.*	11,912	520,792

		55,146,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Insurance (0.8%)
Allied World Assurance Co. Holdings AG	2,700	$304,587
American Financial Group, Inc./Ohio	2,503	144,473
American International Group, Inc.	298,807	15,254,097
Aon plc	56,038	4,701,028
Arch Capital Group Ltd.*	1,989	118,723
Arthur J. Gallagher & Co.	29,811	1,399,030
Axis Capital Holdings Ltd.	7,167	340,934
Brown & Brown, Inc.	12,725	399,438
Chubb Corp.	8,722	842,807
eHealth, Inc.*	97,160	4,516,968
Endurance Specialty Holdings Ltd.	3,472	203,702
Erie Indemnity Co., Class A	5,852	427,898
Hanover Insurance Group, Inc.	2,977	177,757
Loews Corp.	5,797	279,647
Marsh & McLennan Cos., Inc.	86,585	4,187,251
Progressive Corp.	114,021	3,109,353
Prudential Financial, Inc.	41,893	3,863,373
Travelers Cos., Inc.	23,896	2,163,544
Validus Holdings Ltd.	2,137	86,100

		42,520,710

Real Estate Investment Trusts (REITs) (0.9%)
American Homes 4 Rent (REIT), Class A	2,370	38,394
American Tower Corp. (REIT)	225,429	17,993,743
Apartment Investment & Management Co. (REIT), Class A	18,868	488,870
Boston Properties, Inc. (REIT)	3,399	341,158
Brixmor Property Group, Inc. (REIT)*	2,153	43,771
CBL & Associates Properties, Inc. (REIT)	12,596	226,224
Corrections Corp. of America (REIT)	17,170	550,642
Digital Realty Trust, Inc. (REIT)	23,744	1,166,305
Equity Lifestyle Properties, Inc. (REIT)	14,165	513,198
Extra Space Storage, Inc. (REIT)	2,114	89,063
Federal Realty Investment Trust (REIT)	10,085	1,022,720
Omega Healthcare Investors, Inc. (REIT)	28,741	856,482
Plum Creek Timber Co., Inc. (REIT)	41,595	1,934,583
Public Storage (REIT)	31,375	4,722,565
Rayonier, Inc. (REIT)	29,642	1,247,928
Regency Centers Corp. (REIT)	9,044	418,737
Senior Housing Properties Trust (REIT)	3,277	72,848
Simon Property Group, Inc. (REIT)	54,455	8,285,873
Spirit Realty Capital, Inc. (REIT)	16,905	166,176

Tanger Factory Outlet Centers (REIT)	22,222	$711,548
Taubman Centers, Inc. (REIT)	2,744	175,396
Ventas, Inc. (REIT)	31,091	1,780,892
Vornado Realty Trust (REIT)	8,535	757,823
Weyerhaeuser Co. (REIT)	136,904	4,322,059

		47,926,998

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	65,616	1,725,701
Realogy Holdings Corp.*	25,202	1,246,743
St. Joe Co.*	444	8,520

		2,980,964

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	5,060	187,017
Ocwen Financial Corp.*	24,373	1,351,483

		1,538,500

Total Financials		255,438,197

Health Care (10.7%)
Biotechnology (5.6%)
Alexion Pharmaceuticals, Inc.*	163,931	21,812,659
Alkermes plc*	29,735	1,209,025
Amgen, Inc.	176,334	20,130,289
ARIAD Pharmaceuticals, Inc.*	43,678	297,884
Biogen Idec, Inc.*	253,018	70,781,785
BioMarin Pharmaceutical, Inc.*	32,684	2,296,705
Celgene Corp.*	354,679	59,926,564
Cubist Pharmaceuticals, Inc.*	15,341	1,056,535
Gilead Sciences, Inc.*	1,313,355	98,698,628
Incyte Corp.*	60,207	3,048,280
Medivation, Inc.*	17,637	1,125,593
Myriad Genetics, Inc.*	18,130	380,367
Pharmacyclics, Inc.*	30,625	3,239,512
Quintiles Transnational Holdings, Inc.*	2,899	134,340
Regeneron Pharmaceuticals, Inc.*	28,428	7,824,523
Seattle Genetics, Inc.*	23,621	942,242
Theravance, Inc.*	18,512	659,953
United Therapeutics Corp.*	10,944	1,237,548
Vertex Pharmaceuticals, Inc.*	79,942	5,939,691

		300,742,123

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	127,423	8,862,270
Becton, Dickinson and Co.	45,672	5,046,299
Boston Scientific Corp.*	740,860	8,905,137
C.R. Bard, Inc.	18,923	2,534,547
Cooper Cos., Inc.	8,423	1,043,104
DENTSPLY International, Inc.	9,417	456,536
Edwards Lifesciences Corp.*	26,564	1,746,849
Hologic, Inc.*	18,594	415,576
IDEXX Laboratories, Inc.*	37,004	3,936,116
Intuitive Surgical, Inc.*	8,950	3,437,516
ResMed, Inc.	33,504	1,577,368
Sirona Dental Systems, Inc.*	12,927	907,475
St. Jude Medical, Inc.	42,373	2,625,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Stryker Corp.	65,928	$4,953,830
Varian Medical Systems, Inc.*	25,495	1,980,707
Zimmer Holdings, Inc.	2,228	207,627

		48,635,964

Health Care Providers & Services (1.7%)
Aetna, Inc.	23,661	1,622,908
AmerisourceBergen Corp.	54,291	3,817,200
Brookdale Senior Living, Inc.*	23,398	635,958
Cardinal Health, Inc.	71,501	4,776,982
Catamaran Corp.*	48,413	2,298,649
Cigna Corp.	3,902	341,347
Community Health Systems, Inc.*	1,756	68,958
DaVita HealthCare Partners, Inc.*	43,309	2,744,491
Envision Healthcare Holdings, Inc.*	197,752	7,024,151
Express Scripts Holding Co.*	167,998	11,800,179
HCA Holdings, Inc.*	4,615	220,182
Health Management Associates, Inc., Class A*	61,028	799,467
Henry Schein, Inc.*	20,487	2,340,845
Laboratory Corp. of America Holdings*	20,698	1,891,176
McKesson Corp.	160,069	25,835,137
MEDNAX, Inc.*	15,314	817,461
Patterson Cos., Inc.	18,416	758,739
Premier, Inc., Class A*	4,918	180,786
Quest Diagnostics, Inc.	2,472	132,351
Team Health Holdings, Inc.*	84,021	3,827,157
Tenet Healthcare Corp.*	24,350	1,025,622
UnitedHealth Group, Inc.	253,441	19,084,107
Universal Health Services, Inc., Class B	14,362	1,167,056

		93,210,909

Health Care Technology (0.1%)
Cerner Corp.*	69,725	3,886,471
Veeva Systems, Inc., Class A*	2,279	73,156

		3,959,627

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	9,565	547,022
Bruker Corp.*	25,776	509,592
Charles River Laboratories International, Inc.*	5,218	276,763
Covance, Inc.*	13,145	1,157,549
Illumina, Inc.*	29,244	3,234,971
Life Technologies Corp.*	26,340	1,996,572
Mettler-Toledo International, Inc.*	7,098	1,721,904
Techne Corp.	4,038	382,277
Waters Corp.*	20,148	2,014,800

		11,841,450

Pharmaceuticals (2.2%)
AbbVie, Inc.	500,625	26,438,006
Actavis plc*	94,852	15,935,136
Allergan, Inc.	69,689	7,741,054
Bristol-Myers Squibb Co.	510,735	27,145,565
Eli Lilly and Co.	51,041	2,603,091

Endo Health Solutions, Inc.*	26,394	$1,780,539
Forest Laboratories, Inc. (Contingent Value Shares)*† (b)	306	—
Jazz Pharmaceuticals plc*	12,196	1,543,526
Johnson & Johnson	85,195	7,803,010
Mylan, Inc.*	89,602	3,888,727
Novo Nordisk A/S, Class B	8,479	1,554,216
Perrigo Co. plc	29,640	4,548,555
Salix Pharmaceuticals Ltd.*	14,420	1,296,935
Shire plc (ADR)	37,090	5,240,446
Valeant Pharmaceuticals International, Inc.*	44,445	5,217,843
Zoetis, Inc.	117,549	3,842,677

		116,579,326

Total Health Care		574,969,399

Industrials (9.7%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.*	147,760	12,859,553
Boeing Co.	243,684	33,260,429
Hexcel Corp.*	23,586	1,054,058
Honeywell International, Inc.	184,988	16,902,354
Huntington Ingalls Industries, Inc.	11,798	1,061,938
Lockheed Martin Corp.	61,038	9,073,909
Precision Castparts Corp.	118,274	31,851,188
Rockwell Collins, Inc.	28,423	2,101,028
Rolls-Royce Holdings plc*	1,294,777	27,337,097
Rolls-Royce Holdings plc (Preference)*† (b)	111,350,822	184,391
Spirit AeroSystems Holdings, Inc., Class A*	3,683	125,517
TransDigm Group, Inc.	12,321	1,983,928
Triumph Group, Inc.	2,476	188,349
United Technologies Corp.	202,528	23,047,686

		161,031,425

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	35,888	2,093,706
Expeditors International of Washington, Inc.	48,579	2,149,620
United Parcel Service, Inc., Class B	208,823	21,943,121

		26,186,447

Airlines (0.7%)
Alaska Air Group, Inc.	15,267	1,120,140
American Airlines Group, Inc.*	26,938	680,185
Copa Holdings S.A., Class A	73,518	11,770,967
Delta Air Lines, Inc.	571,586	15,701,467
Southwest Airlines Co.	18,730	352,873
United Continental Holdings, Inc.*	150,083	5,677,640

		35,303,272

Building Products (0.3%)
A.O. Smith Corp.	7,801	420,786
Allegion plc*	16,696	737,810
Armstrong World Industries, Inc.*	5,941	342,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Fortune Brands Home & Security, Inc.	232,993	$10,647,780
Lennox International, Inc.	11,856	1,008,471
Masco Corp.	83,915	1,910,745

		15,067,853

Commercial Services & Supplies (0.2%)
Cintas Corp.	6,824	406,642
Clean Harbors, Inc.*	14,245	854,130
Copart, Inc.*	26,280	963,162
Iron Mountain, Inc.	36,071	1,094,755
KAR Auction Services, Inc.	6,712	198,340
Pitney Bowes, Inc.	20,599	479,957
R.R. Donnelley & Sons Co.	23,177	470,029
Rollins, Inc.	14,999	454,320
Stericycle, Inc.*	20,286	2,356,625
Waste Connections, Inc.	27,405	1,195,680
Waste Management, Inc.	8,805	395,080

		8,868,720

Construction & Engineering (0.2%)
AECOM Technology Corp.*	2,365	69,602
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	23,651	1,966,344
Fluor Corp.	22,942	1,842,013
Quanta Services, Inc.*	179,426	5,662,685

		9,540,644

Electrical Equipment (0.7%)
AMETEK, Inc.	57,260	3,015,884
Babcock & Wilcox Co.	18,228	623,215
Eaton Corp. plc	139,145	10,591,718
Emerson Electric Co.	126,426	8,872,577
Hubbell, Inc., Class B	10,123	1,102,395
Rockwell Automation, Inc.	32,837	3,880,020
Roper Industries, Inc.	63,675	8,830,449
SolarCity Corp.*	5,526	313,987

		37,230,245

Industrial Conglomerates (0.6%)
3M Co.	137,287	19,254,501
Carlisle Cos., Inc.	777	61,694
Danaher Corp.	192,139	14,833,131

		34,149,326

Machinery (1.2%)
Caterpillar, Inc.	27,989	2,541,681
Colfax Corp.*	20,138	1,282,589
Crane Co.	10,537	708,613
Cummins, Inc.	163,129	22,996,295
Deere & Co.	91,237	8,332,675
Donaldson Co., Inc.	31,828	1,383,245
Dover Corp.	29,690	2,866,273
Flowserve Corp.	58,018	4,573,559
Graco, Inc.	14,411	1,125,787
Harsco Corp.	1,350	37,841
IDEX Corp.	18,026	1,331,220
Illinois Tool Works, Inc.	33,036	2,777,667
Ingersoll-Rand plc	50,036	3,082,218
ITT Corp.	21,153	918,463

Lincoln Electric Holdings, Inc.	19,537	$1,393,770
Manitowoc Co., Inc.	31,425	732,831
Navistar International Corp.*	1,760	67,214
Nordson Corp.	15,106	1,122,376
PACCAR, Inc.	10,743	635,663
Pall Corp.	26,167	2,233,353
Snap-on, Inc.	1,558	170,632
Stanley Black & Decker, Inc.	3,362	271,280
Toro Co.	13,616	865,978
Valmont Industries, Inc.	6,296	938,860
WABCO Holdings, Inc.*	13,732	1,282,706
Wabtec Corp.	46,923	3,484,971
Xylem, Inc.	2,689	93,039

		67,250,799

Marine (0.0%)
Kirby Corp.*	7,895	783,579

Professional Services (0.3%)
Advisory Board Co.*	98,317	6,259,843
Dun & Bradstreet Corp.	8,702	1,068,171
Equifax, Inc.	28,343	1,958,218
IHS, Inc., Class A*	15,457	1,850,203
Nielsen Holdings N.V.	7,417	340,366
Robert Half International, Inc.	32,821	1,378,154
Verisk Analytics, Inc., Class A*	64,734	4,254,318

		17,109,273

Road & Rail (1.5%)
Amerco, Inc.*	945	224,759
Avis Budget Group, Inc.*	25,350	1,024,647
Canadian Pacific Railway Ltd.	139,837	21,160,135
Con-way, Inc.	4,874	193,546
CSX Corp.	119,901	3,449,552
Genesee & Wyoming, Inc., Class A*	4,467	429,055
Hertz Global Holdings, Inc.*	81,429	2,330,498
J.B. Hunt Transport Services, Inc.	42,027	3,248,687
Kansas City Southern	215,173	26,644,873
Landstar System, Inc.	10,962	629,767
Norfolk Southern Corp.	13,415	1,245,314
Old Dominion Freight Line, Inc.*	16,702	885,540
Union Pacific Corp.	125,921	21,154,728

		82,621,101

Trading Companies & Distributors (0.5%)
Fastenal Co.	190,868	9,068,139
HD Supply Holdings, Inc.*	9,153	219,764
MRC Global, Inc.*	8,404	271,113
MSC Industrial Direct Co., Inc., Class A	11,124	899,598
United Rentals, Inc.*	135,234	10,541,490
W.W. Grainger, Inc.	19,253	4,917,601

		25,917,705

Total Industrials		521,060,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Information Technology (20.1%)
Communications Equipment (0.9%)
CommScope Holding Co., Inc.*	5,616	$106,255
F5 Networks, Inc.*	18,531	1,683,727
Harris Corp.	4,498	314,005
JDS Uniphase Corp.*	41,960	544,641
Juniper Networks, Inc.*	86,569	1,953,862
Motorola Solutions, Inc.	53,851	3,634,942
Palo Alto Networks, Inc.*	7,855	451,427
QUALCOMM, Inc.	502,431	37,305,502
Riverbed Technology, Inc.*	36,358	657,353

		46,651,714

Computers & Peripherals (2.8%)
3D Systems Corp.*	23,653	2,198,073
Apple, Inc.	231,058	129,648,955
EMC Corp.	246,974	6,211,396
NCR Corp.*	38,668	1,317,032
NetApp, Inc.	79,963	3,289,678
SanDisk Corp.	24,117	1,701,213
Stratasys Ltd.*	61,501	8,284,185

		152,650,532

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	37,577	3,351,117
CDW Corp.	2,286	53,401
Cognex Corp.*	124,900	4,768,682
Dolby Laboratories, Inc., Class A*	4,256	164,111
FLIR Systems, Inc.	23,279	700,698
IPG Photonics Corp.*	7,632	592,320
National Instruments Corp.	22,661	725,605
Trimble Navigation Ltd.*	60,147	2,087,101

		12,443,035

Internet Software & Services (5.7%)
Akamai Technologies, Inc.*	76,896	3,627,953
Baidu, Inc. (ADR)*	38,764	6,895,340
eBay, Inc.*	430,762	23,644,526
Equinix, Inc.*	11,605	2,059,307
Facebook, Inc., Class A*	1,141,078	62,371,324
Google, Inc., Class A*	161,416	180,900,525
IAC/InterActiveCorp.	17,567	1,206,677
LinkedIn Corp., Class A*	81,774	17,731,057
NAVER Corp.*	5,268	3,613,997
Pandora Media, Inc.*	33,372	887,695
Rackspace Hosting, Inc.*	26,578	1,039,997
Tencent Holdings Ltd.	32,000	2,041,087
Twitter, Inc.*	30,176	1,920,703
VeriSign, Inc.*	30,711	1,835,904

		309,776,092

IT Services (5.3%)
Accenture plc, Class A	151,100	12,423,442
Alliance Data Systems Corp.*	82,224	21,619,156
Automatic Data Processing, Inc.	114,085	9,219,209
Booz Allen Hamilton Holding Corp.	6,870	131,560
Broadridge Financial Solutions, Inc.	28,517	1,126,992
Cognizant Technology Solutions Corp., Class A*	120,209	12,138,705

DST Systems, Inc.	6,529	$592,441
Fidelity National Information Services, Inc.	6,841	367,225
Fiserv, Inc.*	101,112	5,970,664
FleetCor Technologies, Inc.*	15,965	1,870,619
Gartner, Inc.*	22,048	1,566,510
Genpact Ltd.*	39,559	726,699
Global Payments, Inc.	17,932	1,165,401
International Business Machines Corp.	244,764	45,910,383
Jack Henry & Associates, Inc.	20,256	1,199,358
Lender Processing Services, Inc.	17,266	645,403
MasterCard, Inc., Class A	60,112	50,221,172
NeuStar, Inc., Class A*	6,642	331,170
Paychex, Inc.	68,840	3,134,285
Teradata Corp.*	38,427	1,748,044
Total System Services, Inc.	29,828	992,676
Vantiv, Inc., Class A*	414,686	13,522,910
Visa, Inc., Class A	430,167	95,789,588
Western Union Co.	130,988	2,259,543

		284,673,155

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,087	58,785

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	142,699	552,245
Altera Corp.	25,991	845,487
Analog Devices, Inc.	31,308	1,594,516
Applied Materials, Inc.	186,746	3,303,537
ARM Holdings plc (ADR)	182,790	10,005,925
ASML Holding N.V.	292,337	27,391,977
Atmel Corp.*	100,878	789,875
Avago Technologies Ltd.	53,000	2,803,170
Broadcom Corp., Class A	58,678	1,739,803
Cree, Inc.*	27,732	1,735,191
Freescale Semiconductor Ltd.*	6,032	96,814
Intel Corp.	75,977	1,972,363
Lam Research Corp.*	8,970	488,416
Linear Technology Corp.	54,843	2,498,099
LSI Corp.	15,121	166,633
Maxim Integrated Products, Inc.	68,442	1,910,216
Microchip Technology, Inc.	46,354	2,074,341
ON Semiconductor Corp.*	100,781	830,435
Silicon Laboratories, Inc.*	8,676	375,758
Skyworks Solutions, Inc.*	37,377	1,067,487
Texas Instruments, Inc.	260,783	11,450,982
Xilinx, Inc.	62,039	2,848,831

		76,542,101

Software (3.8%)
Adobe Systems, Inc.*	46,026	2,756,037
ANSYS, Inc.*	21,917	1,911,162
Autodesk, Inc.*	41,895	2,108,575
Cadence Design Systems, Inc.*	66,586	933,536
Citrix Systems, Inc.*	43,997	2,782,810
CommVault Systems, Inc.*	142,123	10,642,170
Concur Technologies, Inc.*	26,978	2,783,590
Electronic Arts, Inc.*	54,672	1,254,176
FactSet Research Systems, Inc.	10,345	1,123,260
FireEye, Inc.*	3,065	133,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

FleetMatics Group plc*	92,870	$4,016,627
Fortinet, Inc.*	31,942	611,050
Guidewire Software, Inc.*	74,493	3,655,372
Informatica Corp.*	25,427	1,055,220
Intuit, Inc.	69,813	5,328,128
MICROS Systems, Inc.*	2,775	159,202
Microsoft Corp.	1,963,506	73,494,030
NetSuite, Inc.*	24,356	2,509,155
Oracle Corp.	834,775	31,938,491
Red Hat, Inc.*	84,348	4,726,862
Rovi Corp.*	2,908	57,259
Salesforce.com, Inc.*	461,479	25,469,026
ServiceNow, Inc.*	209,504	11,734,319
SolarWinds, Inc.*	15,424	583,490
Solera Holdings, Inc.	16,206	1,146,737
Splunk, Inc.*	24,132	1,657,144
Symantec Corp.	119,241	2,811,703
Tableau Software, Inc., Class A*	2,233	153,921
TIBCO Software, Inc.*	38,609	867,930
VMware, Inc., Class A*	20,107	1,803,799
Workday, Inc., Class A*	30,516	2,537,711

		202,746,157

Total Information Technology		1,085,541,571

Materials (3.6%)
Chemicals (3.2%)
Airgas, Inc.	15,402	1,722,714
Albemarle Corp.	7,283	461,669
Celanese Corp.	37,538	2,076,227
Dow Chemical Co.	37,264	1,654,521
E.I. du Pont de Nemours & Co.	216,419	14,060,742
Eastman Chemical Co.	36,407	2,938,045
Ecolab, Inc.	119,073	12,415,742
FMC Corp.	58,364	4,404,147
International Flavors & Fragrances, Inc.	19,164	1,647,721
LyondellBasell Industries N.V., Class A	95,449	7,662,646
Monsanto Co.	562,917	65,607,976
NewMarket Corp.	2,231	745,489
PPG Industries, Inc.	30,520	5,788,423
Praxair, Inc.	105,360	13,699,961
Rockwood Holdings, Inc.	12,677	911,730
RPM International, Inc.	29,174	1,211,013
Scotts Miracle-Gro Co., Class A	10,112	629,169
Sherwin-Williams Co.	162,535	29,825,172
Sigma-Aldrich Corp.	26,709	2,510,913
Valspar Corp.	20,958	1,494,096
W.R. Grace & Co.*	15,555	1,537,923
Westlake Chemical Corp.	4,132	504,393

		173,510,432

Construction Materials (0.1%)
Eagle Materials, Inc.	11,649	901,982
Martin Marietta Materials, Inc.	24,319	2,430,441

		3,332,423

Containers & Packaging (0.2%)
AptarGroup, Inc.	11,005	746,249
Avery Dennison Corp.	7,442	373,514

Ball Corp.	34,981	$1,807,119
Bemis Co., Inc.	10,643	435,937
Crown Holdings, Inc.*	28,859	1,286,246
Greif, Inc., Class A	1,496	78,390
Owens-Illinois, Inc.*	22,763	814,460
Packaging Corp. of America	23,062	1,459,363
Rock-Tenn Co., Class A	12,184	1,279,442
Sealed Air Corp.	46,057	1,568,241
Silgan Holdings, Inc.	10,379	498,400

		10,347,361

Metals & Mining (0.0%)
Compass Minerals International, Inc.	7,842	627,752
Royal Gold, Inc.	3,857	177,692
Southern Copper Corp.	37,137	1,066,203
Tahoe Resources, Inc.*	2,625	43,680

		1,915,327

Paper & Forest Products (0.1%)
International Paper Co.	89,950	4,410,249

Total Materials		193,515,792

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.6%)
Intelsat S.A.*	373	8,407
Level 3 Communications, Inc.*	12,813	425,007
tw telecom, Inc.*	35,364	1,077,541
Verizon Communications, Inc.	672,676	33,055,299
Windstream Holdings, Inc.	131,776	1,051,573

		35,617,827

Wireless Telecommunication Services (0.8%)
Crown Castle International Corp.*	255,873	18,788,754
SBA Communications Corp., Class A*	220,994	19,854,101
SoftBank Corp. (ADR)	60,000	2,628,600
Sprint Corp.*	36,411	391,418

		41,662,873

Total Telecommunication Services		77,280,700

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	12,310	1,179,544

Gas Utilities (0.1%)
ONEOK, Inc.	45,552	2,832,423
Questar Corp.	5,356	123,135

		2,955,558

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	10,724	209,225

Water Utilities (0.0%)
Aqua America, Inc.	36,264	855,468

Total Utilities		5,199,795

Total Common Stocks (77.4%) (Cost $3,091,597,408)		4,172,686,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.4%)
iShares® Core S&P 500 ETF	5,579	$1,035,741
iShares® Morningstar Large-Cap ETF	5,123	552,464
iShares® Morningstar Large-Cap Growth ETF‡	498,665	49,861,513
iShares® Morningstar Large-Cap Value ETF	29,168	2,345,107
iShares® NYSE 100 ETF	5,794	490,740
iShares® Russell 1000 ETF	3,225	332,723
iShares® Russell 1000 Growth ETF	842,573	72,419,149
iShares® Russell 1000 Value ETF	40,090	3,774,875
iShares® S&P 100 ETF	2,587	213,040
iShares® S&P 500 Growth ETF	520,850	51,423,521
iShares® S&P 500 Value ETF	23,904	2,042,836
Vanguard Growth ETF	545,722	50,779,432

Vanguard Large-Cap ETF	600	$50,880
Vanguard Value ETF	27,800	2,123,642

Total Investment Companies (4.4%) (Cost $141,081,708)		237,445,663

Total Investments (81.8%) (Cost $3,232,679,116)		4,410,131,866
Other Assets Less Liabilities (18.2%)		981,801,538

Net Assets (100%)		$5,391,933,404

*	Non-income producing.
†	Securities (totaling $184,391 or 0.0% of net assets) at fair value by management
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2013, were as follows:

Securities	Value December 31, 2012	Purchases at Cost	Sales at Cost	Value December 31, 2013	Dividend Income	Realized Gain (Loss) †
iShares® Morningstar Large-Cap Growth ETF (a)	$52,361,571	$8,899,925	$15,678,601	$49,861,513	$464,375	$7,476,656

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as iShares® Morningstar Large Cap Growth Index Fund.

At December 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2,757	March-14	$193,374,186	$197,607,975	$4,233,789
S&P 500 E-Mini Index	8,407	March-14	754,500,879	773,906,385	19,405,506

					$23,639,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$946,849,093	$6,926,840	$—		$953,775,933
Consumer Staples	304,419,177	4,452,030	—		308,871,207
Energy	197,033,220	—	—		197,033,220
Financials	255,438,197	—	—		255,438,197
Health Care	573,415,183	1,554,216	—	(b)	574,969,399
Industrials	493,538,901	27,337,097	184,391		521,060,389
Information Technology	1,079,886,487	5,655,084	—		1,085,541,571
Materials	193,515,792	—	—		193,515,792
Telecommunication Services	77,280,700	—	—		77,280,700
Utilities	5,199,795	—	—		5,199,795
Futures	23,639,295	—	—		23,639,295
Investment Companies
Exchange Traded Funds (ETFs)	237,445,663	—	—		237,445,663

Total Assets	$4,387,661,503	$45,925,267	$184,391		$4,433,771,161

Total Liabilities	$—	$—	$—		$—

Total	$4,387,661,503	$45,925,267	$184,391		$4,433,771,161

(a) A security with a market value of $2,687,345 transferred from Level 1 to Level 2 during the year ended December 31, 2013 due to inactive trading.

(b) Value is zero.

There were no additional transfers between levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets - Unrealized appreciation	23,639,295	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$23,639,295

Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	138,707,727	—	—	138,707,727
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$138,707,727	$—	$—	$138,707,727

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	24,922,267	—	—	24,922,267
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$24,922,267	$—	$—	$24,922,267

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $612,155,000 during the year ended December 31, 2013.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset undernetting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$23,639,295	(c)	$—	$—	$23,639,295

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the year ended December 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$ 1,177,345,285
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$ 1,567,619,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,158,300,633
Aggregate gross unrealized depreciation	(8,312,195)

Net unrealized appreciation	$1,149,988,438

Federal income tax cost of investments	$3,260,143,428

For the year ended December 31, 2013, the Portfolio incurred approximately $6,670 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $186,172,317, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $365,770,393 during 2013.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

ASSETS
Investments at value:
Affiliated Issuers (Cost $27,749,909)	$49,861,513
Unaffiliated Issuers (Cost $3,204,929,207)	4,360,270,353
Cash	940,721,975
Foreign cash (Cost $15)	15
Cash held as collateral at broker	42,925,000
Receivable for securities sold	12,390,843
Due from broker for futures variation margin	3,692,066
Dividends, interest and other receivables	3,201,612
Receivable from Separate Accounts for Trust shares sold	164,870
Other assets	8,232

Total assets	5,413,236,479

LIABILITIES
Payable for securities purchased	12,793,925
Payable to Separate Accounts for Trust shares redeemed	4,566,494
Investment management fees payable	2,063,419
Distribution fees payable - Class IB	882,443
Administrative fees payable	621,421
Trustees’ fees payable	4,174
Distribution fees payable - Class IA	2,751
Accrued expenses	368,448

Total liabilities	21,303,075

NET ASSETS	$5,391,933,404

Net assets were comprised of:
Paid in capital	$4,448,050,522
Accumulated undistributed net investment income (loss)	819,458
Accumulated undistributed net realized gain
(loss) on investments, futures and foreign currency transactions	(258,028,780)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,201,092,204

Net assets	$5,391,933,404

Class IA
Net asset value, offering and redemption price per share, $13,265,832 / 531,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.95

Class IB
Net asset value, offering and redemption price per share, $4,223,748,264 / 173,110,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.40

Class K Net asset value, offering and redemption price per share, $1,154,919,308 / 46,286,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.95

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends ($464,375 of dividend income received from affiliates) (net of $26,132 foreign withholding tax)	$39,130,807
Interest	607,066

Total income	39,737,873

EXPENSES
Investment management fees	16,836,669
Distribution fees - Class IB	6,242,719
Administrative fees	5,179,909
Printing and mailing expenses	372,780
Professional fees	147,919
Custodian fees	115,000
Trustees’ fees	79,624
Distribution fees - Class IA	27,898
Miscellaneous	47,912

Gross expenses	29,050,430
Less: Feespaid indirectly	(57,798)

Net expenses	28,992,632

NET INVESTMENT INCOME (LOSS)	10,745,241

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($7,476,656 of realized gain (loss) from affiliates)	203,038,543
Futures	138,707,727
Foreign currency transactions	(14,943)

Net realized gain (loss)	341,731,327

Change in unrealized appreciation (depreciation) on:
Investments ($4,278,618 of change in unrealized appreciation (depreciation) from affiliates)	732,027,097
Futures	24,922,267
Foreign currency translations	159

Net change in unrealized appreciation (depreciation)	756,949,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,098,680,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,109,426,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,745,241	$13,726,073
Net realized gain (loss) on investments, futures and foreign currency transactions	341,731,327	189,140,170
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	756,949,523	71,257,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,109,426,091	274,123,935

DIVIDENDS:
Dividends from net investment income
Class IA	(19,678)	(54,020)
Class IB	(6,387,750)	(5,419,393)
Class K	(4,523,945)	(8,160,525)

TOTAL DIVIDENDS	(10,931,373)	(13,633,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 159,271 and 61,983 shares, respectively ]	3,547,989	1,128,671
Capital shares issued in reinvestment of dividends [ 807 and 2,921 shares, respectively ]	19,678	54,020
Capital shares repurchased [ (132,528) and (93,475) shares, respectively ]	(2,965,553)	(1,698,563)

Total Class IA transactions	602,114	(515,872)

Class IB
Capital shares sold [ 3,246,288 and 2,572,863 shares, respectively ]	67,580,193	45,381,550
Capital shares sold in-kind (Note 9)[ 142,273,135 and 0 shares, respectively ]	2,976,866,788	—
Capital shares issued in reinvestment of dividends [ 267,876 and 299,664 shares, respectively ]	6,387,750	5,419,393
Capital shares repurchased [ (24,029,057) and (8,619,283) shares, respectively ]	(527,183,638)	(153,384,159)

Total Class IB transactions	2,523,651,093	(102,583,216)

Class K
Capital shares sold [ 400,812 and 652,551 shares, respectively ]	8,553,643	11,770,427
Capital shares sold in-kind (Note 9)[ 29 and 0 shares, respectively ]	598	—
Capital shares issued in reinvestment of dividends [ 185,534 and 441,283 shares, respectively ]	4,523,945	8,160,525
Capital shares repurchased [ (7,189,605) and (15,409,145) shares, respectively ]	(156,274,506)	(282,029,646)

Total Class K transactions	(143,196,320)	(262,098,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,381,056,887	(365,197,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,479,551,605	(104,707,785)
NET ASSETS:
Beginning of year	1,912,381,799	2,017,089,584

End of year (a)	$5,391,933,404	$1,912,381,799

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$819,458	$226,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2013	2012	2011	2010		2009
Net asset value, beginning of year	$18.46	$16.33	$17.00	$14.95		$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.11 (e)	0.10	(e)	0.13	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.48	2.14	(0.67)	2.05		3.71

Total from investment operations	6.53	2.24	(0.56)	2.15		3.84

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	(0.11)	(0.10)		(0.21)

Net asset value, end of year	$24.95	$18.46	$16.33	$17.00		$14.95

Total return	35.36%	13.70%	(3.27)%	14.40%		33.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,266	$9,305	$8,697	$1,097,259		$939,856
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.93%	0.67%	0.68%		0.70%
After waivers, reimbursements and fees paid indirectly (f)	0.89%	0.93%	0.67%	0.68%		0.69%
Before waivers, reimbursements and fees paid indirectly (f)	0.90%	0.93%	0.68%	0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.24%	0.54%	0.61%	0.65%		1.10%
After waivers, reimbursements and fees paid indirectly (f)	0.24%	0.54%	0.61%	0.65%		1.10%
Before waivers, reimbursements and fees paid indirectly (f)	0.24%	0.54%	0.61%	0.64%		1.10%
Portfolio turnover rate	40%	28%	39%	39%		43%

	Year Ended December 31,
Class IB	2013	2012	2011	2010		2009
Net asset value, beginning of year	$18.05	$15.96	$16.64	$14.59		$10.95

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.06 (e)	0.06	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.34	2.10	(0.67)	2.05		3.68

Total from investment operations	6.39	2.20	(0.61)	2.11		3.80

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	(0.07)	(0.06)		(0.16)

Net asset value, end of year	$24.40	$18.05	$15.96	$16.64		$14.59

Total return	35.39%	13.76%	(3.66)%	14.46%		34.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,223,748	$926,855	$911,391	$699,946		$679,158
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.93%	0.92%	0.93	%(c)	0.95	%(c)
After waivers, reimbursements and fees paid indirectly (f)	0.89%	0.93%	0.92%	0.93	%(c)	0.94%
Before waivers, reimbursements and fees paid indirectly (f)	0.90%	0.93%	0.93%	0.94%		0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.22%	0.54%	0.35%	0.43%		0.94%
After waivers, reimbursements and fees paid indirectly (f)	0.22%	0.54%	0.35%	0.43%		0.95%
Before waivers, reimbursements and fees paid indirectly (f)	0.22%	0.54%	0.34%	0.42%		0.94%
Portfolio turnover rate	40%	28%	39%	39%		43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K	2013	2012
Net asset value, beginning of period	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.48	2.16	0.57

Total from investment operations	6.59	2.30	0.63

Less distributions:
Dividends from net investment income	(0.10)	(0.16)	(0.11)

Net asset value, end of period	$24.95	$18.46	$16.32

Total return (b)	35.70%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,154,919	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.65%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.78%	1.06%
Portfolio turnover rate	40%	28%	39%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	Lord, Abbett & Co. LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/13
	1 Year	5 Years	Since Incept.
Portfolio – Class IA Shares*	29.96%	14.59%	7.30%
Portfolio – Class IB Shares*	29.91	14.42	7.10
Russell 1000® Index	33.11	18.59	8.15
* Date of inception 4/29/05. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IA shares returned 29.96% for the year ended December 31, 2013. The Portfolio’s benchmark, the Russell 1000® Index, returned 33.11% over the same period.

Portfolio Highlights

For the year ended December 31, 2013

What helped performance during the year:

•

Strong stock selection within the Financials sector contributed to relative performance for the period, including Prudential Financial, Inc. and Hartford Financial Services Group, Inc. An underweight within real estate investment trusts also helped performance within the sector.

•	An underweight within the Utilities sector also contributed to relative performance as this sector was one of the worst performing sectors in the benchmark for the period.

•	Stock selection within the Energy sector also contributed to relative performance, particularly holdings in Hess Corp. and EOG Resources, Inc.

What hurt performance during the year:

•	Stock selection within the Information Technology sector detracted from relative performance, including Apple, Inc. and NCR Corp.

•

Stock selection as well as an underweight within the Consumer Discretionary sector detracted from performance. Holdings in Abercrombie & Fitch Co. and Target Corp. detracted the most within the sector.

•	Industrials sector holdings KBR, Inc. and Fluor Corp. also detracted from relative performance.

Portfolio Positioning and Outlook

We expect the U.S. economy will continue to modestly expand in 2014. We believe that strengthening employment, improving consumer confidence and diminished investors’ fears about the U.S. budget should support the progression. We remain aware of the potential impact of changes to Federal Reserve policy regarding tapering, the status of global economic conditions, as well U.S. equity market valuation concerns.

Information Technology remains the Portfolio’s largest overweight sector at the end of the period. The largest overweight within the sector is the Internet software & services industry. The Portfolio was also overweight in the Financials sector relative to its benchmark at year end. We are focused on companies that we believe should benefit from a slow rise in interest rates over the next few years. The Consumer Discretionary sector is the largest underweight at period end, although there is an overweight within multi-line retail companies and hotels. The Utilities and Consumer Staples sectors remain significant underweights relative to its benchmark, as we continue to find more compelling investment opportunities in other segments of the market.

Sector Weightings as of December 31, 2013	% of Net Assets
Information Technology	21.8%
Financials	18.9
Health Care	11.7
Consumer Discretionary	11.1
Energy	10.9
Industrials	10.6
Consumer Staples	7.1
Materials	3.8
Utilities	1.0
Telecommunication Services	0.7
Cash and Other	2.4

100.0%

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13
Class IA
Actual	$1,000.00	$1,160.40	$5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	1,160.21	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.5%)
BorgWarner, Inc.	7,006	$391,706

Automobiles (0.7%)
Ford Motor Co.	37,066	571,928

Hotels, Restaurants & Leisure (2.8%)
Hyatt Hotels Corp., Class A*	4,836	239,188
MGM Resorts International*	33,415	785,921
Starwood Hotels & Resorts Worldwide, Inc.	8,684	689,944
Wynn Resorts Ltd.	2,206	428,427

		2,143,480

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	447	178,259

Media (2.3%)
Time Warner, Inc.	6,427	448,090
Twenty-First Century Fox, Inc., Class A	9,827	345,714
Walt Disney Co.	12,834	980,518

		1,774,322

Multiline Retail (1.7%)
Kohl’s Corp.	8,995	510,466
Macy’s, Inc.	14,794	790,000

		1,300,466

Specialty Retail (1.7%)
AutoZone, Inc.*	732	349,852
Dick’s Sporting Goods, Inc.	11,998	697,084
Home Depot, Inc.	3,583	295,024

		1,341,960

Textiles, Apparel & Luxury Goods (1.2%)
PVH Corp.	3,467	471,581
Ralph Lauren Corp.	2,582	455,904

		927,485

Total Consumer Discretionary		8,629,606

Consumer Staples (7.1%)
Beverages (2.4%)
Coca-Cola Co.	22,132	914,273
PepsiCo, Inc.	11,045	916,072

		1,830,345

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	12,068	863,707
Wal-Mart Stores, Inc.	6,161	484,809

		1,348,516

Food Products (1.0%)
Mondelez International, Inc., Class A	22,476	793,403

Household Products (1.6%)
Colgate-Palmolive Co.	13,214	861,685
Procter & Gamble Co.	4,385	356,983

		1,218,668

Tobacco (0.4%)
Philip Morris International, Inc.	3,649	$317,937

Total Consumer Staples		5,508,869

Energy (10.9%)
Energy Equipment & Services (1.8%)
Halliburton Co.	11,129	564,797
Schlumberger Ltd.	9,537	859,379

		1,424,176

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	7,781	617,189
Cabot Oil & Gas Corp.	1,003	38,876
Chevron Corp.	5,994	748,711
EOG Resources, Inc.	5,949	998,480
EQT Corp.	2,257	202,633
Exxon Mobil Corp.	10,718	1,084,662
Hess Corp.	9,183	762,189
Marathon Petroleum Corp.	3,353	307,571
Occidental Petroleum Corp.	10,025	953,378
Pioneer Natural Resources Co.	3,435	632,280
Range Resources Corp.	2,331	196,527
Valero Energy Corp.	9,646	486,158

		7,028,654

Total Energy		8,452,830

Financials (18.9%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.	7,694	1,363,839
Invesco Ltd.	11,993	436,545
Morgan Stanley	23,259	729,402
State Street Corp.	1,601	117,497
TD Ameritrade Holding Corp.	14,964	458,497

		3,105,780

Commercial Banks (4.6%)
Comerica, Inc.	14,327	681,106
Fifth Third Bancorp	7,352	154,613
PNC Financial Services Group, Inc.	5,555	430,957
Regions Financial Corp.	41,763	413,036
SunTrust Banks, Inc.	11,398	419,560
U.S. Bancorp/Minnesota	14,006	565,842
Wells Fargo & Co.	20,057	910,588

		3,575,702

Consumer Finance (1.6%)
Capital One Financial Corp.	15,931	1,220,474

Diversified Financial Services (4.3%)
Bank of America Corp.	27,073	421,527
Citigroup, Inc.	22,219	1,157,832
JPMorgan Chase & Co.	30,219	1,767,207

		3,346,566

Insurance (3.9%)
Chubb Corp.	3,014	291,243
Hartford Financial Services Group, Inc.	30,158	1,092,624
Lincoln National Corp.	16,363	844,658
Prudential Financial, Inc.	9,000	829,980

		3,058,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (0.5%)
Host Hotels & Resorts, Inc. (REIT)	17,736	$344,788

Total Financials		14,651,815

Health Care (11.7%)
Biotechnology (3.2%)
Celgene Corp.*	3,736	631,234
Gilead Sciences, Inc.*	11,498	864,075
Medivation, Inc.*	9,362	597,483
Vertex Pharmaceuticals, Inc.*	5,361	398,322

		2,491,114

Health Care Equipment & Supplies (0.9%)
Covidien plc	10,216	695,710

Health Care Providers & Services (3.1%)
Express Scripts Holding Co.*	19,014	1,335,543
HCA Holdings, Inc.*	8,422	401,814
UnitedHealth Group, Inc.	8,718	656,465

		2,393,822

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	21,718	1,154,312
Eli Lilly and Co.	11,561	589,611
Johnson & Johnson	4,015	367,734
Merck & Co., Inc.	2,947	147,497
Pfizer, Inc.	41,784	1,279,844

		3,538,998

Total Health Care		9,119,644

Industrials (10.6%)
Aerospace & Defense (3.8%)
B/E Aerospace, Inc.*	6,103	531,144
Boeing Co.	5,629	768,302
Honeywell International, Inc.	7,574	692,036
United Technologies Corp.	8,677	987,443

		2,978,925

Construction & Engineering (0.6%)
Fluor Corp.	5,917	475,076

Electrical Equipment (2.2%)
Eaton Corp. plc	8,897	677,240
Emerson Electric Co.	14,561	1,021,891

		1,699,131

Industrial Conglomerates (1.3%)
General Electric Co.	35,515	995,485

Machinery (1.1%)
Caterpillar, Inc.	3,152	286,233
PACCAR, Inc.	9,962	589,452

		875,685

Road & Rail (1.3%)
Union Pacific Corp.	6,040	1,014,720

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	844	215,574

Total Industrials		8,254,596

Information Technology (21.8%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	43,421	$974,802
QUALCOMM, Inc.	11,293	838,505

		1,813,307

Computers & Peripherals (6.3%)
Apple, Inc.	4,870	2,732,606
EMC Corp.	30,836	775,525
Hewlett-Packard Co.	6,840	191,383
NCR Corp.*	27,625	940,908
NetApp, Inc.	6,708	275,967

		4,916,389

Internet Software & Services (6.2%)
eBay, Inc.*	6,989	383,626
Google, Inc., Class A*	2,211	2,477,890
Monster Worldwide, Inc.*	58,146	414,581
Pandora Media, Inc.*	23,651	629,117
Twitter, Inc.*	110	7,001
Yahoo!, Inc.*	21,317	862,059

		4,774,274

IT Services (1.7%)
International Business Machines Corp.	4,278	802,425
Vantiv, Inc., Class A*	15,443	503,596

		1,306,021

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	18,522	480,831
Micron Technology, Inc.*	24,483	532,750
Texas Instruments, Inc.	13,418	589,185

		1,602,766

Software (3.2%)
Informatica Corp.*	10,131	420,436
Microsoft Corp.	24,346	911,271
Oracle Corp.	23,525	900,066
VMware, Inc., Class A*	2,587	232,080

		2,463,853

Total Information Technology		16,876,610

Materials (3.8%)
Chemicals (1.6%)
Celanese Corp.	4,703	260,123
Dow Chemical Co.	9,544	423,754
E.I. du Pont de Nemours & Co.	1,923	124,937
LyondellBasell Industries N.V., Class A	5,395	433,110
Monsanto Co.	347	40,443

		1,282,367

Containers & Packaging (0.7%)
Rock-Tenn Co., Class A	4,953	520,115

Metals & Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	14,074	531,153
Reliance Steel & Aluminum Co.	4,304	326,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

	Number of Shares	Value (Note 1)

United States Steel Corp.	9,642	$284,439

		1,142,007

Total Materials		2,944,489

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
Verizon Communications, Inc.	10,423	512,186

Total Telecommunication Services		512,186

Utilities (1.0%)
Electric Utilities (0.5%)
Duke Energy Corp.	2,870	198,059
NextEra Energy, Inc.	2,364	202,405

		400,464

Multi-Utilities (0.5%)
Dominion Resources, Inc.	2,507	$162,178
PG&E Corp.	4,539	182,831

		345,009

Total Utilities		745,473

Total Investments (97.6%) (Cost $51,862,485)		75,696,118
Other Assets Less Liabilities (2.4%)		1,858,355

Net Assets (100%)		$77,554,473

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,629,606	$—	$—	$8,629,606
Consumer Staples	5,508,869	—	—	5,508,869
Energy	8,452,830	—	—	8,452,830
Financials	14,651,815	—	—	14,651,815
Health Care	9,119,644	—	—	9,119,644
Industrials	8,254,596	—	—	8,254,596
Information Technology	16,876,610	—	—	16,876,610
Materials	2,944,489	—	—	2,944,489
Telecommunication Services	512,186	—	—	512,186
Utilities	745,473	—	—	745,473

Total Assets	$75,696,118	$—	$—	$75,696,118

Total Liabilities	$—	$—	$—	$—

Total	$75,696,118	$—	$—	$75,696,118

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2013

The Portfolio held no derivatives contracts during the year ended December 31, 2013.

Investment security transactions for the year ended December 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,448,469
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,347,239

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,901,238
Aggregate gross unrealized depreciation	(1,327,964)

Net unrealized appreciation	$23,573,274

Federal income tax cost of investments	$52,122,844

The Portfolio utilized net capital loss carryforward of $2,931,792 during 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

ASSETS
Investments at value (Cost $51,862,485)	$75,696,118
Cash	2,025,575
Dividends, interest and other receivables	95,356
Receivable from Separate Accounts for Trust shares sold	20,504
Other assets	1,025

Total assets	77,838,578

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	209,192
Investment management fees payable	32,377
Administrative fees payable	16,560
Distribution fees payable - Class IB	14,117
Distribution fees payable - Class IA	1,984
Accrued expenses	9,875

Total liabilities	284,105

NET ASSETS	$77,554,473

Net assets were comprised of:
Paid in capital	$52,138,594
Accumulated undistributed net investment income (loss)	50,430
Accumulated undistributed net realized gain (loss) on investments	1,531,816
Net unrealized appreciation (depreciation) on investments	23,833,633

Net assets	$77,554,473

Class IA
Net asset value, offering and redemption price per share, $9,301,199 / 685,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

Class IB
Net asset value, offering and redemption price per share, $68,253,274 / 5,024,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends (net of $7,132 foreign withholding tax)	$3,056,156
Interest	2,176

Total income	3,058,332

EXPENSES
Investment management fees	1,025,521
Distribution fees - Class IB	372,043
Administrative fees	190,070
Professional fees	45,109
Distribution fees - Class IA	22,388
Custodian fees	16,000
Printing and mailing expenses	13,344
Trustees’ fees	5,498
Miscellaneous	5,972

Gross expenses	1,695,945
Less: Waiver from investment manager	(117,372)
Feespaid indirectly	(8,539)

Net expenses	1,570,034

NET INVESTMENT INCOME (LOSS)	1,488,298

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	60,321,045
Net change in unrealized appreciation (depreciation) on investments	(23,747,805)

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,573,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,061,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,488,298	$2,792,436
Net realized gain (loss) on investments	60,321,045	7,776,132
Net change in unrealized appreciation (depreciation) on investments	(23,747,805)	26,114,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,061,538	36,683,414

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(182,966)	(97,184)
Class IB	(1,300,213)	(2,739,335)

	(1,483,179)	(2,836,519)

Distributions from net realized capital gains
Class IA	(1,371,540)	—
Class IB	(9,734,002)	—

	(11,105,542)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(12,588,721)	(2,836,519)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 106,992 and 118,905 shares, respectively ]	1,525,849	1,437,689
Capital shares issued in reinvestment of dividends and distributions [ 117,426 and 7,752 shares, respectively ]	1,554,506	97,184
Capital shares repurchased [ (186,480) and (705,078) shares, respectively ]	(2,655,967)	(8,730,940)

Total Class IA transactions	424,388	(7,196,067)

Class IB
Capital shares sold [ 673,973 and 1,933,913 shares, respectively ]	9,397,672	23,806,254
Capital shares issued in reinvestment of dividends and distributions [ 832,374 and 218,262 shares, respectively ]	11,034,215	2,739,335
Capital shares repurchased [ (2,342,597) and (5,202,267) shares, respectively ]	(32,397,110)	(63,527,740)
Capital shares repurchased in-kind (Note 9)[ (12,616,341) and 0 shares, respectively ]	(175,945,507)	—

Total Class IB transactions	(187,910,730)	(36,982,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(187,486,342)	(44,178,218)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(162,013,525)	(10,331,323)
NET ASSETS:
Beginning of year	239,567,998	249,899,321

End of year (a)	$77,554,473	$239,567,998

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$50,430	$130,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.51	$10.97	$12.09	$10.65	$8.53

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.13 (e)	0.11 (e)	0.07 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments	3.55	1.56	(1.12)	1.44	2.10

Total from investment operations	3.68	1.69	(1.01)	1.51	2.20

Less distributions:
Dividends from net investment income	(0.31)	(0.15)	(0.11)	(0.07)	(0.08)
Distributions from net realized gains	(2.32)	—	—	—	—

Total dividends and distributions	(2.63)	(0.15)	(0.11)	(0.07)	(0.08)

Net asset value, end of year	$13.56	$12.51	$10.97	$12.09	$10.65

Total return	29.96%	15.36%	(8.31)%	14.22%	25.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,301	$8,104	$13,455	$17,470	$6,803
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly	0.99%	1.00%	0.74%	0.74%	0.74%
Before waivers and fees paid indirectly	1.10%	1.06%	0.79%	0.80%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers	0.91%	1.06%	0.92%	0.68%	1.03%
After waivers and fees paid indirectly	0.92%	1.06%	0.92%	0.68%	1.04%
Before waivers and fees paid indirectly	0.81%	1.00%	0.88%	0.63%	0.95%
Portfolio turnover rate	30%	15%	33%	20%	46%

	Year Ended December 31,
Class IB	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.53	$10.98	$12.10	$10.66	$8.54

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.13 (e)	0.08 (e)	0.04 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments	3.55	1.57	(1.12)	1.44	2.11

Total from investment operations	3.68	1.70	(1.04)	1.48	2.18

Less distributions:
Dividends from net investment income	(0.31)	(0.15)	(0.08)	(0.04)	(0.06)
Distributions from net realized gains	(2.32)	—	—	—	—

Total dividends and distributions	(2.63)	(0.15)	(0.08)	(0.04)	(0.06)

Net asset value, end of year	$13.58	$12.53	$10.98	$12.10	$10.66

Total return	29.91%	15.44%	(8.53)%	13.92%	25.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$68,253	$231,464	$236,444	$248,215	$190,644
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly	0.99%	1.00%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly	1.07%	1.06%	1.04%	1.05%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers	0.94%	1.07%	0.69%	0.37%	0.79%
After waivers and fees paid indirectly	0.94%	1.07%	0.69%	0.38%	0.80%
Before waivers and fees paid indirectly	0.87%	1.01%	0.65%	0.33%	0.70%
Portfolio turnover rate	30%	15%	33%	20%	46%
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with seventy-four diversified portfolios and three non-diversified portfolios (each a “Portfolio”). These financial statements present five of the diversified portfolios: EQ/Davis New York Venture Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Invesco Comstock Portfolio (formerly EQ/Van Kampen Comstock), EQ/Large Cap Growth PLUS Portfolio and EQ/Lord Abbett Large Cap Core Portfolio. The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The EQ/Large Cap Growth PLUS Portfolio and EQ/Equity Growth PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Adviser directs the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Advisers, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the year ended December 31, 2013, the Trust had Class IB shares outstanding for each of the five Portfolios presented in these financial statements. During the year ended December 31, 2013, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during a portion of the year ended December 31, 2013, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC. The AXA Equitable 401(k) Plan is the primary shareholder of Class K for EQ/Equity Growth PLUS Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The investment objectives of each Portfolio are as follows:

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity Growth PLUS Portfolio (advised by FMG LLC, BlackRock Capital Management, Inc. and BlackRock Investment Management, LLC (“BlackRock”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (formerly EQ/Van Kampen Comstock Portfolio, name change effective August 14, 2013) (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income.

EQ/Large Cap Growth PLUS Portfolio (advised by FMG LLC, BlackRock, Marsico Capital Management, LLC, T.Rowe Price Associates, Inc. and Wells Capital Management, Inc.) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett & Co. LLC) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the year ended December 31, 2013, the EQ/Invesco Comstock Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for the Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolio’s financial statements can be found in the Statement of Operations and Portfolio of Investments for the Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

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December 31, 2013

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2013 is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the year.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks is the discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments in Asset-Backed Securities is comparability analysis. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At December 31, 2013, none of the Portfolios applied these procedures.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2013. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios) and straddle loss deferrals (EQ/Equity Growth PLUS Portfolio) In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2013 and December 31, 2012, were as follows:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Davis New York Venture	$1,068,878	$—	$1,309	$—	$3,455,325	$—	$31,060	$—
EQ/Equity Growth PLUS	2,598,809	—	—	—	9,676,184	—	—	—
EQ/Invesco Comstock	2,491,223	—	2,853	—	3,761,427	—	—	—
EQ/Large Cap Growth PLUS	10,931,373	—	—	—	13,633,938	—	58,250	—
EQ/Lord Abbett Large Cap Core	1,483,179	11,105,542	5,119	1,837,486	2,836,519	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2013 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
EQ/Davis New York Venture	$(3,367)	$(89,054,975)	$89,058,342
EQ/Equity Growth PLUS	(105,720)	(319,418,466)	319,524,186
EQ/Invesco Comstock	(302,905)	(88,607,288)	88,910,193
EQ/Large Cap Growth PLUS	779,013	862,428	(1,641,441)
EQ/Lord Abbett Large Cap Core	(85,121)	(43,065,168)	43,150,289

The significant permanent book and tax differences related to the adjustments above are related to redemptions in-kind (EQ/Davis New York Venture Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Invesco Comstock Portfolio and EQ/Lord Abbett Large Cap Core Portfolio).

Net Capital losses and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolios’ next taxable year. For the year ended December 31, 2013, the Portfolios deferred to January 1, 2014 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss	Long-Term Capital Loss
EQ/Davis New York Venture	$453	$—	$—
EQ/Equity Growth PLUS	868	13,964,982	—
EQ/Invesco Comstock	118,571	—	—
EQ/Large Cap Growth PLUS	8,450	—	—
EQ/Lord Abbett Large Cap Core	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the Portfolios of Investments.

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations. Effective October 31, 2013, brokerage recapture arrangements were terminated.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the EQ/Equity Growth PLUS Portfolio and EQ/Large Cap Growth PLUS Portfolio used futures contracts during the year ended December 31, 2013 to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

During the fiscal year the Portfolios adopted Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position.

For financial reporting purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. The Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. For the year ended December 31, 2013, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Invesco Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Equity Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%

On behalf of the Trust, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio pays an annual fixed charge of $32,500, which only applies to those Portfolios with total average net assets of less than $5 billion, plus:

Total aggregated Average Daily Net Asset Charge of the Multiadviser Portfolios (including Multiadviser Portfolios of the Trust not presented in these financial statements)

0.15% on the first $20 billion

0.11% on the next $5 billion

0.10% in excess of $25 billion

For all other Portfolios:

All other Portfolios each pay an annual fixed charge of $30,000, if the Portfolio’s average net assets are less than $5 billion, plus:

Total Trust Average Daily Net Asset Charge for all other Portfolios (including Portfolios of the Trust not presented in these financial statements)*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

Prior to September 1, 2013, the administration fee was the following:

Each Multiadviser Portfolio (including Multiadviser Portfolios of the Trust not presented in these financial statements) paid an annual fixed charge of $32,500 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus:

Total aggregated Average Daily Net Asset Charge of the Multiadviser Portfolios (including Multiadviser Portfolios of the Trust not presented in these financial statements)

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

All other Portfolios each paid an annual fixed charge of $30,000, plus:

Total Trust Average Daily Net Asset Charge for all other Portfolios (including Portfolios of the Trust not presented in these financial statements)*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

*	With the exception of the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios of the Trust, Portfolios which are not presented in these financial statements.

Pursuant to a sub-administration arrangement with FMG LLC, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase, an affiliate of the sub-administrator. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At December 31, 2013, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase Bank or its affiliates. Additionally, at December 31, 2013, certain Portfolios held significant collateral balances with limited brokers or Goldman Sachs & Co. The Portfolios are subject to credit risk should JPMorgan Chase Bank or its affiliates or Goldman Sachs & Co. be unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable ( the “Distributor”), pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 7	Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2014 (unless

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class K Shares (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) are limited to:

0.75% of average daily net assets of the

EQ/Equity Growth PLUS Portfolio

EQ/Invesco Comstock Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

0.90% of average daily net assets of the

EQ/Davis New York Venture Portfolio

Prior to May 1, 2013, the following Portfolio currently subject to an expense limitation was not subject to an expense limitation:

EQ/Davis New York Venture Portfolio

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the year ended December 31, 2013, the Manager received a total of $474,230 in recoupment for all of the Portfolios within the Trust. At December 31, 2013, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2014	2015	2016	Total Eligible For Reimbursement
EQ/Davis New York Venture	$—	$—	$131,106	$131,106
EQ/Invesco Comstock	94,020	151,518	134,793	380,331
EQ/Lord Abbett Large Cap Core	106,933	149,007	117,372	373,312

Prior to May 1, 2013, the Manager voluntarily waived Investment Management fees for this Portfolio. The amount is as follows and is not eligible for recoupment:

Portfolio:	Voluntary Waiver
EQ/Davis New York Venture Portfolio	$134,882

Note 8	Percentage of Ownership by Affiliates

Shares of some of the Portfolios are held by the All Asset Moderate Growth-Alt 15 Portfolio, the All Asset Growth-Alt 20 Portfolio, the All Asset Aggressive-Alt 25 Portfolio, the All Asset Aggressive-Alt 50 Portfolio and the All Asset Aggressive-Alt 75 Portfolio (each an “All Asset Portfolio”; together, the “All Asset Portfolios”) and the AXA Allocation Portfolios, and Charter Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by FMG LLC. The following tables represent the percentage of ownership that the All Asset Portfolios and each AXA Allocation Portfolio and Charter Allocation Portfolio has in each respective underlying investment company’s net assets as of December 31, 2013.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

	All Asset Moderate Growth- Alt 15	All Asset Growth-Alt 20	All Asset Aggressive-Alt 25	All Asset Aggressive-Alt 50	All Asset Aggressive-Alt 75
EQ/Invesco Comstock Portfolio	0.04%	3.16%	0.08%	0.24%	0.11%

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Large Cap Growth PLUS Portfolio	0.60%	0.99%	6.70%	9.06%	3.26%

Portfolios	CharterSM Fixed Income	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Equity	CharterSM International Conservative
EQ/Invesco Comstock Portfolio	—%	0.08%	0.12%	0.16%	0.25%	0.21%	0.31%	—%

Portfolios	CharterSM International Moderate	CharterSM International Growth	CharterSM Income Strategies	CharterSM Interest Rate Strategies	CharterSM Real Assets	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Invesco Comstock Portfolio	—%	—%	—%	—%	—%	—%	—%	—%

Note 9	Substitution, Reorganization and In-Kind Transactions

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to EQ/Large Cap Core PLUS Portfolio (“LCCP”). On June 24, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCCP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Davis New York Venture Portfolio	$319,295,079	$98,658,571
EQ/Lord Abbett Large Cap Core Portfolio	175,945,507	44,320,269

Total	$495,240,586

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to EQ/Large Cap Growth PLUS Portfolio (“LCGP”). On June 24, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCGP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/T. Rowe Price Growth Stock Portfolio	$483,112,196	$156,350,736
EQ/Wells Fargo Omega Growth Portfolio	645,225,243	127,106,221

Total	$1,128,337,439

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to EQ/Large Cap Growth PLUS Portfolio (“LCGP”). On July 15, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCGP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Equity Growth PLUS Portfolio	$1,130,474,520	$322,593,511
EQ/Montag & Caldwell Growth Portfolio	173,621,344	44,569,556
Multimanager Aggressive Equity Portfolio (a)	544,434,083	162,708,424

Total	$1,848,529,947

(a)	A portfolio of AXA Premier VIP Trust.

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolio listed below and a subscription in-kind to EQ/Large Cap Value PLUS Portfolio (“LCVP”). On July 29, 2013, shareholders of the Portfolio listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCVP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolio’s valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolio	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Invesco Comstock Portfolio	$340,684,665	$92,549,166

The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Note  10 Subsequent Events

The Manager evaluated subsequent events from December 31, 2013, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on December 10-11, 2013 the Board approved a Plan of Reorganization and Termination, relating to the following Portfolios of the Trust:

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Davis New York Venture Portfolio EQ/Lord Abbett Large Cap Core Portfolio EQ/Equity Growth PLUS Portfolio (each an “Acquired Portfolio”)	EQ/Invesco Comstock Portfolio EQ/Invesco Comstock Portfolio EQ/Large Cap Growth PLUS Portfolio (each, an “Acquiring Portfolio”)

Each of the reorganizations requires the approval of shareholders of the Acquired Portfolio. Pending shareholder approval, it is anticipated that the reorganizations will occur on or about June 20, 2014.

At that same meeting, the Board approved the following name changes which will be effective on or about May 1, 2014.

Current Name	New Name
EQ/Large Cap Growth PLUS Portfolio	AXA Large Cap Growth Managed Volatility Portfolio

Note  11 Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). The lawsuit seeks recovery

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and court agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

No liability for litigation relating to these matters have been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and AXA Premier VIP Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and AXA Premier VIP Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the Trust, the EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the EQ/Large Cap Core PLUS Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio – $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio – $1,122,000; (iii) the EQ/Mid Cap Value PLUS Portfolio – $2,992,000; (iv) the EQ/Large Cap Core PLUS Portfolio – $64,600; (v) the EQ/Small Company Index II Portfolio – $61,200; and (vi) the EQ/Common Stock Index II Portfolio – $18,360.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of EQ Advisors Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (hereafter referred to as “financial statements”) present fairly, in all material respects, the financial position of each of the portfolios of EQ Advisors Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 19, 2014

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2013, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Davis New York Venture	100.00%	$—	$—	$—
EQ/Equity Growth PLUS	100.00	—	—	—
EQ/Invesco Comstock	100.00	—	—	—
EQ/Large Cap Growth PLUS	100.00	—	—	—
EQ/Lord Abbett Large Cap Core	100.00	—	—	11,105,542

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (55)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	113	None

*	Affiliated with the Manager and/or the Distributor.
**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (74)	Trustee	From March 2000 to present	Retired. 1996, Vice Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	77	From 1994 to 2006, Director of Atlantic Bank of New York.
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	77	From 1997 to 2010, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
Donald E. Foley c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From January 1, 2014 to present	Retired. From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax ITT Corporation; 1989- 1996, Assistant Treasurer, International Paper Company.	77

2011-2012, Director,

and from 2012 to

present Advisory

Committee Member

M&T Corporation;

from 2007-2011,

Director and member

of the Audit

Committee and

Compensation

Committee,

Wilmington Trust

Corporation;

Advisory Board

member Northern

Trust Company and

Goldman Sachs

Management Groups

2008-2010.

William M. Kearns, Jr c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (78)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman, Keefe Managers, Inc. (money management firm); and from 2008 to present, Chairman, Keefe Ventures, LLC.	77	Lead Director from 2008 to present and from 1991 to present, Director, Transistor Devices, Inc. From 1999 to 2010, Advisory Director, Alexander Proudfoot (consulting firm). From 2001 to 2011, Advisory Director, Gridley & Company LLC. From 2002 to 2009, Director, United States Shipping Partners LLC. From 2005 to 2009, Lead Director, and from 1975 to 2009, Director, Selective Insurance Group, Inc.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (68)	Trustee	From March 1997 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council. From 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	77	None
H. Thomas McMeekin c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Trustee	From January 1, 2014 to present	Retired. From 2000 to present, Managing Partner and Founder of Griffin Investments, LLC a private equity firm; from 2009 to 2012 Chief Investment Officer, Sun America Financial Group and United Guaranty Corporation and Senior Managing Director of AIG Asset Management; from 2001 to 2008, Managing Director, Institutional Client Relations of Prudential Investment Management, Inc. Financial Group and United Guaranty Corporation and Senior Managing Director of AIG Asset Management; from 2001 to 2008, Managing Director, Institutional Client Relations of Prudential Investment Management, Inc.	77	2012 to present, Director, Achaean Financial Group; 2011 to 2012, Director US Life Insurance Company in the City of New York
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 71	Trustee	From March 1997 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994 President and Chief Executive Officer of the CVS Division of Melville Corporation.	77	From 1997 to 2012, Director, LoJack Corporation.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Lead Independent Trustee	Trustee from May 2000 to present; from October 2011 to present, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	77	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long-Short Credit Income Fund. From October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund.
Kenneth L. Walker c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (62)	Trustee	From January 2012	From May 2002 to present, Partner, The Capital Management Corporation (investment advisory firm).	77	None.
Caroline L. Williams c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From January 2012	From July 2010 to December 2012, Executive Vice President, May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank).	77	From 1997 to 2009, Director, Hearst-Argyle Television.

**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (55)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present, Trustee and Chairman and from December 2002 to present, Chief Executive Officer and President.	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (58)	Vice President and Secretary	From July 1999 to Present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh 525 Washington Boulevard, Jersey City, New Jersey 07310 (46)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (52)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (39)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable.
James Kelly 525 Washington Boulevard, Jersey City, New Jersey 07310 (45)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (52)	Vice President	From July 1999 to Present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Roselle Ibanga 525 Washington Boulevard, Jersey City, New Jersey 07310 (35)	Assistant Controller	From March 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG.
Lisa Perrelli 525 Washington Boulevard, Jersey City, New Jersey 07310 (39)	Assistant Controller	From March 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable’s FMG.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Assistant Secretary	From September 2006 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Lead Director and Associate General Counsel of AXA Equitable.
Gariel Nahoum 1290 Avenue of the Americas, New York, New York 10104 (30)	Vice President and Assistant Secretary	From December 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2011 to June 2012, Vice President and Secretary of FMG LLC; from August 2011 to present, Senior Director and Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (43)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	Chief Compliance Officer from May 2007, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to Present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (50)	Vice President	From March 2011 to present	From June 2012 to present, Vice President FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (28)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (51)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Lead Manager/Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (50)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Lead Manager/Senior Legal Assistant for AXA Equitable.

*	The officers in the table above (except Ms. Charalambous and Ms. Espaillat) hold similar positions with one other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of more than 95% of the Trust’s shares as of March 31, 2011. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRO FORMA FINANCIAL STATEMENTS (Unaudited)

The following tables set forth the pro forma combined Portfolio of Investments as of December 31, 2013, the pro forma combined Statement of Assets and Liabilities as of December 31, 2013, and the pro forma combined Statement of Operations for the twelve-month period ended December 31, 2013, for the Acquired Portfolios and the Acquiring Portfolios, as adjusted giving effect to the Reorganizations.

The pro forma combined Portfolio of Investments contains information about the securities holdings of the combined Portfolios as of December 31, 2013, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of an Acquired Portfolio’s holdings may not remain at the time of the Reorganizations. It is also expected that, if a Reorganization is approved, AXA Equitable Funds Management Group, LLC (the “Manager”) will liquidate an Acquired Portfolio’s holdings that, based on market conditions and an assessment by the Manager and the investment advisers to the corresponding Acquiring Portfolio, are not compatible with the Acquiring Portfolio’s current portfolio composition, investment objective and policies, or investment strategies. The proceeds of such liquidation will be held in temporary investments or reinvested in assets that are consistent with the Acquiring Portfolio’s investment objective, policies and strategies. Although any sale of portfolio investments in connection with a Reorganization will be conducted in an orderly manner, the need for a Portfolio to sell investments may result in its selling securities at a disadvantageous time and price and could result in the Portfolio realizing gains (or losses) that otherwise would not have been realized and incurring transaction costs that otherwise would not have been incurred.

3

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.5%)
BorgWarner, Inc.	—	7,006	—	7,006	—	391,706	—	391,706
Johnson Controls, Inc.	—	—	15,091	15,091	—	—	774,168	774,168

					—	391,706	774,168	1,165,874

Automobiles (1.1%)
Ford Motor Co.	—	37,066	—	37,066	—	571,928	—	571,928
General Motors Co.*	—	—	36,542	36,542	—	—	1,493,471	1,493,471
Harley-Davidson, Inc.	4,452	—	—	4,452	308,256	—	—	308,256

					308,256	571,928	1,493,471	2,373,655

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	—	—	26,495	26,495	—	—	1,064,304	1,064,304
Hyatt Hotels Corp., Class A*	—	4,836	—	4,836	—	239,188	—	239,188
MGM Resorts International*	—	33,415	—	33,415	—	785,921	—	785,921
Starwood Hotels & Resorts Worldwide, Inc.	—	8,684	—	8,684	—	689,944	—	689,944
Wynn Resorts Ltd.	—	2,206	—	2,206	—	428,427	—	428,427

					—	2,143,480	1,064,304	3,207,784

Household Durables (0.3%)
Hunter Douglas N.V.	2,641	—	—	2,641	119,533	—	—	119,533
Newell Rubbermaid, Inc.	—	—	13,531	13,531	—	—	438,540	438,540

					119,533	—	438,540	558,073

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	—	447	—	447	—	178,259	—	178,259
Liberty Interactive Corp.*	22,185	—	—	22,185	651,130	—	—	651,130
Liberty Ventures*	1,507	—	—	1,507	184,743	—	—	184,743
Netflix, Inc.*	1,045	—	—	1,045	384,738	—	—	384,738
priceline.com, Inc.*	770	—	—	770	895,048	—	—	895,048

					2,115,659	178,259	—	2,293,918

Media (4.0%)
Comcast Corp., Class A	—	—	20,631	20,631	—	—	1,072,090	1,072,090
Liberty Global plc*	16,295	—	—	16,295	1,373,994	—	—	1,373,994
Time Warner Cable, Inc.	—	—	7,349	7,349	—	—	995,790	995,790
Time Warner, Inc.	—	6,427	6,936	13,363	—	448,090	483,578	931,668
Twenty-First Century Fox, Inc., Class A	—	9,827	—	9,827	—	345,714	—	345,714
Twenty-First Century Fox, Inc., Class B	—	—	28,127	28,127	—	—	973,194	973,194
Viacom, Inc., Class B	—	—	18,718	18,718	—	—	1,634,830	1,634,830
Walt Disney Co.	7,639	12,834	—	20,473	583,620	980,518	—	1,564,138

					1,957,614	1,774,322	5,159,482	8,891,418

Multiline Retail (1.1%)
Kohl’s Corp.	—	8,995	11,541	20,536	—	510,466	654,952	1,165,418
Macy’s, Inc.	—	14,794	—	14,794	—	790,000	—	790,000
Target Corp.	—	—	7,512	7,512	—	—	475,284	475,284

					—	1,300,466	1,130,236	2,430,702

Specialty Retail (2.4%)
AutoZone, Inc.*	—	732	—	732	—	349,852	—	349,852
Bed Bath & Beyond, Inc.*	37,919	—	—	37,919	3,044,896	—	—	3,044,896
CarMax, Inc.*	21,132	—	—	21,132	993,626	—	—	993,626
Dick’s Sporting Goods, Inc.	—	11,998	—	11,998	—	697,084	—	697,084
Home Depot, Inc.	—	3,583	—	3,583	—	295,024	—	295,024

					4,038,522	1,341,960	—	5,380,482

Textiles, Apparel & Luxury Goods (0.5%)
Cie Financiere Richemont S.A. (Registered), Class A	2,642	—	—	2,642	263,001	—	—	263,001
PVH Corp.	—	3,467	—	3,467	—	471,581	—	471,581
Ralph Lauren Corp.	—	2,582	—	2,582	—	455,904	—	455,904

					263,001	927,485	—	1,190,486

Total Consumer Discretionary					8,802,585	8,629,606	10,060,201	27,492,392

Consumer Staples (8.1%)
Beverages (1.7%)
Coca-Cola Co.	15,331	22,132	—	37,463	633,324	914,273	—	1,547,597
Diageo plc (ADR)	4,541	—	—	4,541	601,319	—	—	601,319
Heineken Holding N.V.	11,607	—	—	11,607	734,277	—	—	734,277
PepsiCo, Inc.	—	11,045	—	11,045	—	916,072	—	916,072

					1,968,920	1,830,345	—	3,799,265

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	18,646	—	—	18,646	2,219,060	—	—	2,219,060
CVS Caremark Corp.	54,174	12,068	15,490	81,732	3,877,233	863,707	1,108,619	5,849,559
Wal-Mart Stores, Inc.	—	6,161	—	6,161	—	484,809	—	484,809

					6,096,293	1,348,516	1,108,619	8,553,428

See notes to pro-forma combined financial statements.

4

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Food Products (1.5%)
ConAgra Foods, Inc.	—	—	25,445	25,445	—	—	857,497	857,497
Mondelez International, Inc., Class A	—	22,476	17,317	39,793	—	793,403	611,290	1,404,693
Nestle S.A. (Registered)	2,556	—	—	2,556	187,105	—	—	187,105
Tyson Foods, Inc., Class A	—	—	11,638	11,638	—	—	389,407	389,407
Unilever N.V. (N.Y. Shares)	—	—	13,386	13,386	—	—	538,519	538,519

					187,105	793,403	2,396,713	3,377,221

Household Products (0.6%)
Colgate-Palmolive Co.	—	13,214	—	13,214	—	861,685	—	861,685
Procter & Gamble Co.	—	4,385	—	4,385	—	356,983	—	356,983

					—	1,218,668	—	1,218,668

Tobacco (0.4%)
Philip Morris International, Inc.	6,468	3,649	—	10,117	563,557	317,937	—	881,494

Total Consumer Staples					8,815,875	5,508,869	3,505,332	17,830,076

Energy (9.9%)
Energy Equipment & Services (2.3%)
Halliburton Co.	—	11,129	27,714	38,843	—	564,797	1,406,485	1,971,282
Noble Corp. plc	—	—	7,317	7,317	—	—	274,168	274,168
Schlumberger Ltd.	5,967	9,537	—	15,504	537,686	859,379	—	1,397,065
Weatherford International Ltd.*	—	—	99,432	99,432	—	—	1,540,202	1,540,202

					537,686	1,424,176	3,220,855	5,182,717

Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	—	7,781	—	7,781	—	617,189	—	617,189
BP plc (ADR)	—	—	27,954	27,954	—	—	1,358,844	1,358,844
Cabot Oil & Gas Corp.	—	1,003	—	1,003	—	38,876	—	38,876
Canadian Natural Resources Ltd.	59,602	—	—	59,602	2,016,932	—	—	2,016,932
Chevron Corp.	—	5,994	6,183	12,177	—	748,711	772,319	1,521,030
EOG Resources, Inc.	4,089	5,949	—	10,038	686,298	998,480	—	1,684,778
EQT Corp.	—	2,257	—	2,257	—	202,633	—	202,633
Exxon Mobil Corp.	—	10,718	—	10,718	—	1,084,662	—	1,084,662
Hess Corp.	—	9,183	—	9,183	—	762,189	—	762,189
Marathon Petroleum Corp.	—	3,353	—	3,353	—	307,571	—	307,571
Murphy Oil Corp.	—	—	13,566	13,566	—	—	880,162	880,162
Occidental Petroleum Corp.	5,566	10,025	8,232	23,823	529,326	953,378	782,863	2,265,567
Pioneer Natural Resources Co.	—	3,435	—	3,435	—	632,280	—	632,280
QEP Resources, Inc.	—	—	23,431	23,431	—	—	718,160	718,160
Range Resources Corp.	—	2,331	—	2,331	—	196,527	—	196,527
Royal Dutch Shell plc (ADR), Class A	—	—	18,166	18,166	—	—	1,294,691	1,294,691
Suncor Energy, Inc.	—	—	21,657	21,657	—	—	759,078	759,078
Valero Energy Corp.	—	9,646	—	9,646	—	486,158	—	486,158

					3,232,556	7,028,654	6,566,117	16,827,327

Total Energy					3,770,242	8,452,830	9,786,972	22,010,044

Financials (27.0%)
Capital Markets (6.9%)
Ameriprise Financial, Inc.	4,225	—	—	4,225	486,086	—	—	486,086
Bank of New York Mellon Corp.	161,329	—	43,320	204,649	5,636,835	—	1,513,601	7,150,436
Charles Schwab Corp.	38,811	—	—	38,811	1,009,086	—	—	1,009,086
Goldman Sachs Group, Inc.	1,057	7,694	3,884	12,635	187,364	1,363,839	688,478	2,239,681
Invesco Ltd.	—	11,993	—	11,993	—	436,545	—	436,545
Julius Baer Group Ltd.*	23,471	—	—	23,471	1,127,177	—	—	1,127,177
Morgan Stanley	—	23,259	34,365	57,624	—	729,402	1,077,686	1,807,088
State Street Corp.	—	1,601	7,247	8,848	—	117,497	531,857	649,354
TD Ameritrade Holding Corp.	—	14,964	—	14,964	—	458,497	—	458,497

					8,446,548	3,105,780	3,811,622	15,363,950

Commercial Banks (5.2%)
Comerica, Inc.	—	14,327	—	14,327	—	681,106	—	681,106
Fifth Third Bancorp	—	7,352	33,632	40,984	—	154,613	707,281	861,894
PNC Financial Services Group, Inc.	—	5,555	12,603	18,158	—	430,957	977,741	1,408,698
Regions Financial Corp.	—	41,763	—	41,763	—	413,036	—	413,036
SunTrust Banks, Inc.	—	11,398	—	11,398	—	419,560	—	419,560
U.S. Bancorp/Minnesota	—	14,006	8,341	22,347	—	565,842	336,976	902,818
Wells Fargo & Co.	100,392	20,057	31,227	151,676	4,557,797	910,588	1,417,706	6,886,091

					4,557,797	3,575,702	3,439,704	11,573,203

Consumer Finance (3.0%)
American Express Co.	58,958	—	—	58,958	5,349,259	—	—	5,349,259
Capital One Financial Corp.	—	15,931	—	15,931	—	1,220,474	—	1,220,474

					5,349,259	1,220,474	—	6,569,733

Diversified Financial Services (4.5%)
Bank of America Corp.	—	27,073	70,989	98,062	—	421,527	1,105,299	1,526,826
Citigroup, Inc.	—	22,219	51,574	73,793	—	1,157,832	2,687,521	3,845,353
JPMorgan Chase & Co.	13,571	30,219	36,632	80,422	793,632	1,767,207	2,142,239	4,703,078

					793,632	3,346,566	5,935,059	10,075,257

See notes to pro-forma combined financial statements.

5

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Insurance (6.6%)
ACE Ltd.	6,840	—	—	6,840	708,145	—	—	708,145
Aflac, Inc.	—	—	6,549	6,549	—	—	437,473	437,473
Alleghany Corp.*	2,215	—	—	2,215	885,911	—	—	885,911
Allstate Corp.	—	—	23,100	23,100	—	—	1,259,874	1,259,874
Berkshire Hathaway, Inc., Class B*	28,841	—	—	28,841	3,419,389	—	—	3,419,389
Chubb Corp.	—	3,014	—	3,014	—	291,243	—	291,243
Everest Reinsurance Group Ltd.	2,354	—	—	2,354	366,918	—	—	366,918
Fairfax Financial Holdings Ltd.	1,557	—	—	1,557	622,582	—	—	622,582
Hartford Financial Services Group, Inc.	—	30,158	—	30,158	—	1,092,624	—	1,092,624
Lincoln National Corp.	—	16,363	—	16,363	—	844,658	—	844,658
Loews Corp.	22,869	—	—	22,869	1,103,201	—	—	1,103,201
Markel Corp.*	290	—	—	290	168,301	—	—	168,301
MetLife, Inc.	—	—	16,577	16,577	—	—	893,832	893,832
Progressive Corp.	52,556	—	—	52,556	1,433,202	—	—	1,433,202
Prudential Financial, Inc.	—	9,000	—	9,000	—	829,980	—	829,980
Travelers Cos., Inc.	—	—	2,842	2,842	—	—	257,315	257,315

					8,707,649	3,058,505	2,848,494	14,614,648

Real Estate Investment Trusts (REITs) (0.2%)
Host Hotels & Resorts, Inc. (REIT)	—	17,736	—	17,736	—	344,788	—	344,788

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	14,811	—	—	14,811	575,111	—	—	575,111
Brookfield Property Partners LP	850	—	—	850	16,949	—	—	16,949
Hang Lung Group Ltd.	133,354	—	—	133,354	673,279	—	—	673,279

					1,265,339	—	—	1,265,339

Total Financials					29,120,224	14,651,815	16,034,879	59,806,918

Health Care (11.0%)
Biotechnology (1.1%)
Celgene Corp.*	—	3,736	—	3,736	—	631,234	—	631,234
Gilead Sciences, Inc.*	—	11,498	—	11,498	—	864,075	—	864,075
Medivation, Inc.*	—	9,362	—	9,362	—	597,483	—	597,483
Vertex Pharmaceuticals, Inc.*	—	5,361	—	5,361	—	398,322	—	398,322

					—	2,491,114	—	2,491,114

Health Care Equipment & Supplies (0.3%)
Covidien plc	—	10,216	—	10,216	—	695,710	—	695,710

Health Care Providers & Services (4.8%)
Cardinal Health, Inc.	—	—	7,159	7,159	—	—	478,293	478,293
Express Scripts Holding Co.*	24,496	19,014	5,777	49,287	1,720,599	1,335,543	405,776	3,461,918
HCA Holdings, Inc.*	—	8,422	—	8,422	—	401,814	—	401,814
Laboratory Corp. of America Holdings*	17,429	—	—	17,429	1,592,488	—	—	1,592,488
UnitedHealth Group, Inc.	25,779	8,718	17,105	51,602	1,941,159	656,465	1,288,006	3,885,630
WellPoint, Inc.	—	—	8,412	8,412	—	—	777,185	777,185

					5,254,246	2,393,822	2,949,260	10,597,328

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	6,249	—	—	6,249	357,380	—	—	357,380

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	—	21,718	18,260	39,978	—	1,154,312	970,519	2,124,831
Eli Lilly and Co.	—	11,561	—	11,561	—	589,611	—	589,611
GlaxoSmithKline plc (ADR)	—	—	11,614	11,614	—	—	620,072	620,072
Johnson & Johnson	—	4,015	—	4,015	—	367,734	—	367,734
Merck & Co., Inc.	—	2,947	27,757	30,704	—	147,497	1,389,238	1,536,735
Novartis AG (ADR)	—	—	12,045	12,045	—	—	968,177	968,177
Pfizer, Inc.	—	41,784	37,227	79,011	—	1,279,844	1,140,263	2,420,107
Roche Holding AG (ADR)	—	—	8,877	8,877	—	—	623,165	623,165
Sanofi S.A. (ADR)	—	—	17,409	17,409	—	—	933,645	933,645

					—	3,538,998	6,645,079	10,184,077

Total Health Care					5,611,626	9,119,644	9,594,339	24,325,609

Industrials (7.9%)
Aerospace & Defense (2.1%)
B/E Aerospace, Inc.*	—	6,103	—	6,103	—	531,144	—	531,144
Boeing Co.	—	5,629	—	5,629	—	768,302	—	768,302
Honeywell International, Inc.	—	7,574	5,755	13,329	—	692,036	525,834	1,217,870
Textron, Inc.	12,050	—	21,580	33,630	442,958	—	793,281	1,236,239
United Technologies Corp.	—	8,677	—	8,677	—	987,443	—	987,443

					442,958	2,978,925	1,319,115	4,740,998

Building Products (0.1%)
Allegion plc*	—	—	2,591	2,591	—	—	114,481	114,481

Commercial Services & Supplies (0.2%)
Iron Mountain, Inc.	13,593	—	—	13,593	412,547	—	—	412,547

See notes to pro-forma combined financial statements.

6

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Construction & Engineering (0.4%)
Fluor Corp.	—	5,917	—	5,917	—	475,076	—	475,076
OCI*	6,400	—	—	6,400	288,215	—	—	288,215

					288,215	475,076	—	763,291

Electrical Equipment (1.1%)
Eaton Corp. plc	—	8,897	—	8,897	—	677,240	—	677,240
Emerson Electric Co.	—	14,561	11,453	26,014	—	1,021,891	803,772	1,825,663

					—	1,699,131	803,772	2,502,903

Industrial Conglomerates (1.1%)
General Electric Co.	—	35,515	52,815	88,330	—	995,485	1,480,405	2,475,890

Machinery (1.3%)
Caterpillar, Inc.	—	3,152	—	3,152	—	286,233	—	286,233
Ingersoll-Rand plc	—	—	15,932	15,932	—	—	981,411	981,411
PACCAR, Inc.	17,454	9,962	—	27,416	1,032,753	589,452	—	1,622,205

					1,032,753	875,685	981,411	2,889,849

Marine (0.5%)
Kuehne + Nagel International AG (Registered)	8,349	—	—	8,349	1,095,979	—	—	1,095,979

Professional Services (0.1%)
Experian plc	11,250	—	—	11,250	207,532	—	—	207,532

Road & Rail (0.5%)
Union Pacific Corp.	—	6,040	—	6,040	—	1,014,720	—	1,014,720

Trading Companies & Distributors (0.1%)
W.W. Grainger, Inc.	—	844	—	844	—	215,574	—	215,574

Transportation Infrastructure (0.4%)
China Merchants Holdings International Co., Ltd.	225,438	—	—	225,438	822,756	—	—	822,756
Wesco Aircraft Holdings, Inc.*	5,640	—	—	5,640	123,629	—	—	123,629

					946,385	—	—	946,385

Total Industrials					4,426,369	8,254,596	4,699,184	17,380,149

Information Technology (15.1%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	—	43,421	34,892	78,313	—	974,802	783,325	1,758,127
QUALCOMM, Inc.	—	11,293	—	11,293	—	838,505	—	838,505

					—	1,813,307	783,325	2,596,632

Computers & Peripherals (2.9%)
Apple, Inc.	—	4,870	—	4,870	—	2,732,606	—	2,732,606
EMC Corp.	—	30,836	—	30,836	—	775,525	—	775,525
Hewlett-Packard Co.	10,226	6,840	44,684	61,750	286,124	191,383	1,250,258	1,727,765
NCR Corp.*	—	27,625	—	27,625	—	940,908	—	940,908
NetApp, Inc.	—	6,708	—	6,708	—	275,967	—	275,967

					286,124	4,916,389	1,250,258	6,452,771

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	—	—	45,078	45,078	—	—	803,290	803,290

Internet Software & Services (5.4%)
eBay, Inc.*	—	6,989	16,713	23,702	—	383,626	917,377	1,301,003
Google, Inc., Class A*	4,790	2,211	—	7,001	5,368,201	2,477,890	—	7,846,091
Monster Worldwide, Inc.*	—	58,146	—	58,146	—	414,581	—	414,581
Pandora Media, Inc.*	—	23,651	—	23,651	—	629,117	—	629,117
Qihoo 360 Technology Co., Ltd. (ADR)*	3,010	—	—	3,010	246,970	—	—	246,970
Twitter, Inc.*	3,840	110	—	3,950	244,416	7,001	—	251,417
Yahoo!, Inc.*	—	21,317	11,550	32,867	—	862,059	467,082	1,329,141

					5,859,587	4,774,274	1,384,459	12,018,320

IT Services (1.0%)
International Business Machines Corp.	—	4,278	—	4,278	—	802,425	—	802,425
Vantiv, Inc., Class A*	—	15,443	—	15,443	—	503,596	—	503,596
Visa, Inc., Class A	3,802	—	—	3,802	846,629	—	—	846,629

					846,629	1,306,021	—	2,152,650

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	—	18,522	21,053	39,575	—	480,831	546,536	1,027,367
Micron Technology, Inc.*	—	24,483	—	24,483	—	532,750	—	532,750
Texas Instruments, Inc.	21,095	13,418	—	34,513	926,282	589,185	—	1,515,467

					926,282	1,602,766	546,536	3,075,584

Software (2.8%)
Activision Blizzard, Inc.	42,455	—	—	42,455	756,972	—	—	756,972
Autodesk, Inc.*	—	—	8,498	8,498	—	—	427,704	427,704
Informatica Corp.*	—	10,131	—	10,131	—	420,436	—	420,436
Microsoft Corp.	19,862	24,346	32,250	76,458	743,435	911,271	1,207,118	2,861,824
Oracle Corp.	19,072	23,525	—	42,597	729,695	900,066	—	1,629,761
VMware, Inc., Class A*	—	2,587	—	2,587	—	232,080	—	232,080

					2,230,102	2,463,853	1,634,822	6,328,777

Total Information Technology					10,148,724	16,876,610	6,402,690	33,428,024

See notes to pro-forma combined financial statements.

7

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Materials (3.8%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	11,924	—	—	11,924	1,332,865	—	—	1,332,865
Celanese Corp.	—	4,703	—	4,703	—	260,123	—	260,123
Dow Chemical Co.	—	9,544	—	9,544	—	423,754	—	423,754
E.I. du Pont de Nemours & Co.	—	1,923	—	1,923	—	124,937	—	124,937
Ecolab, Inc.	9,846	—	—	9,846	1,026,642	—	—	1,026,642
LyondellBasell Industries N.V., Class A	—	5,395	—	5,395	—	433,110	—	433,110
Monsanto Co.	4,838	347	—	5,185	563,869	40,443	—	604,312
Praxair, Inc.	5,256	—	—	5,256	683,438	—	—	683,438

					3,606,814	1,282,367	—	4,889,181

Construction Materials (0.3%)
Lafarge S.A.	6,490	—	—	6,490	486,324	—	—	486,324
Martin Marietta Materials, Inc.	2,032	—	—	2,032	203,078	—	—	203,078

					689,402	—	—	689,402

Containers & Packaging (0.2%)
Rock-Tenn Co., Class A	—	4,953	—	4,953	—	520,115	—	520,115

Metals & Mining (0.8%)
Alcoa, Inc.	—	—	62,120	62,120	—	—	660,336	660,336
Freeport-McMoRan Copper & Gold, Inc.	—	14,074	—	14,074	—	531,153	—	531,153
Reliance Steel & Aluminum Co.	—	4,304	—	4,304	—	326,415	—	326,415
United States Steel Corp.	—	9,642	—	9,642	—	284,439	—	284,439

					—	1,142,007	660,336	1,802,343

Paper & Forest Products (0.3%)
Emerald Plantation Holdings Ltd.*	253,285	—	—	253,285	37,993	—	—	37,993
International Paper Co.	—	—	14,800	14,800	—	—	725,644	725,644

					37,993	—	725,644	763,637

Total Materials					4,334,209	2,944,489	1,385,980	8,664,678

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	—	—	7,368	7,368	—	—	259,059	259,059
Verizon Communications, Inc.	—	10,423	7,994	18,417	—	512,186	392,825	905,011
Vivendi S.A.	—	—	8,015	8,015	—	—	211,208	211,208

					—	512,186	863,092	1,375,278

Wireless Telecommunication Services (0.3%)
Vodafone Group plc (ADR)	—	—	15,698	15,698	—	—	617,088	617,088

Total Telecommunication Services					—	512,186	1,480,180	1,992,366

Utilities (1.1%)
Electric Utilities (0.7%)
Duke Energy Corp.	—	2,870	—	2,870	—	198,059	—	198,059
FirstEnergy Corp.	—	—	9,586	9,586	—	—	316,146	316,146
NextEra Energy, Inc.	—	2,364	—	2,364	—	202,405	—	202,405
PPL Corp.	—	—	24,729	24,729	—	—	744,096	744,096

					—	400,464	1,060,242	1,460,706

Multi-Utilities (0.4%)
Dominion Resources, Inc.	—	2,507	—	2,507	—	162,178	—	162,178
PG&E Corp.	—	4,539	11,133	15,672	—	182,831	448,437	631,268

					—	345,009	448,437	793,446

Total Utilities					—	745,473	1,508,679	2,254,152

Total Common Stocks (97.2%) (Cost $139,266,558)					75,029,854	75,696,118	64,458,436	215,184,408

LONG-TERM DEBT SECURITIES
CORPORATE BONDS (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd., 8.000%, 1/30/20 PIK(b)	283,010	—	—	283,010	191,201	—	—	191,201

Total Materials					191,201	—	—	191,201

See notes to pro-forma combined financial statements.

8

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares				Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Total Corporate Bonds
Total Long-Term Debt Securities (0.1%) (Cost $180,893)					191,201	—	—	191,201

Total Investments (97.3%) (Cost $139,447,451)					75,221,055	75,696,118	64,458,436	215,375,609
Other Assets Less Liabilities (2.7%)					1,372,944	1,858,355	2,767,394	5,998,693

Net Assets (100%)					$76,593,999	$77,554,473	$67,225,830	$221,374,302

*	Non-income producing.
(b)	Illiquid Security.

Glossary

ADR — American Depositary Receipt

PIK — Payment-in-Kind Security

See notes to pro-forma combined financial statements.

9

At December 31, 2013 the Portfolio had the following outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

EQ/Invesco Comstock/Combined Pro-forma

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	326	$536,237	$540,511	$(4,274)
British Pound vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	326	536,263	540,510	(4,247)
British Pound vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	291	478,046	481,767	(3,721)
British Pound vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	326	536,227	540,510	(4,283)
Canadian Dollar vs U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	642	603,069	604,163	(1,094)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	420	577,313	578,083	(770)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	420	577,240	578,083	(843)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	420	577,321	578,083	(762)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	425	583,635	584,448	(813)
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	396	445,527	444,355	1,172
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Citibank N.A.	362	406,662	405,602	1,060
Swiss Franc vs U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	396	445,426	444,355	1,071

					$(17,504)

10

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 :

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)				Significant Other Observable Inputs (Level 2)				Significant Unobservable Inputs (Level 3)				Total
	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Assets
Investments in Securities	$69,024,676	$75,696,118	$64,247,228	$208,968,022	$6,196,379	$—	$211,208	$6,407,587	$—	$—	$—	$—	$75,221,055	$75,696,118	$64,458,436	$215,375,609
Other Investments*	—	—	—	—	—	—	3,303	3,303	—	—	—	—	—	—	3,303	3,303

Total	$69,024,676	$75,696,118	$64,247,228	$208,968,022	$6,196,379	$—	$214,511	$6,410,890	$—	$—	$—	$—	$75,221,055	$75,696,118	$64,461,739	$215,378,912

Liabilities
Investments in Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other Investments*	—	—	—	—	—	—	(20,807)	(20,807)	—	—	—	—	—	—	(20,807)	(20,807)

Total	$—	$—	$—	$—	$—	$—	$(20,807)	$(20,807)	$—	$—	$—	$—	$—	$—	$(20,807)	$(20,807)

Total Assets and Liabilities	$69,024,676	$75,696,118	$64,247,228	$208,968,022	$6,196,379	$—	$193,704	$6,390,083	$—	$—	$—	$—	$75,221,055	$75,696,118	$64,440,932	$215,358,105

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

EQ/Invesco Comstock/Combined Pro-forma

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-
	Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	3,303
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,303

Liability Derivatives
Interest rate contracts	Payables, Net Assets-
	Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(20,807)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,807)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(834,951)	—	(834,951)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(834,951)	$—	$(834,951)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	461,890	—	461,890
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$461,890	$—	$461,890

^	The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $23,005,000 during the year ended December 31, 2013.

12

EQ/Invesco Comstock/Combined Pro-forma

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$1,172	$(1,172)	$—	$—
Citibank N.A.	1,060	(1,060)	—	—
State Street Bank & Trust	1,071	(1,071)	—	—

	$3,303	$(3,303)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$5,044	$(1,172)	$—	$3,872
Citibank N.A.	4,483	(1,060)	—	3,423
State Street Bank & Trust	5,096	(1,071)	—	4,025
CIBC World Markets, Inc.	6,184	—	—	6,184

	$20,807	$(3,303)	$—	$17,504

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2013 were as follows:

	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,053,196	$45,448,469	$41,404,342	$110,906,007

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,850,070	$67,347,239	$30,715,596	$178,912,905

14

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Aggregate gross unrealized appreciation	$30,505,487	$24,901,238	$19,578,886	$74,985,611
Aggregate gross unrealized depreciation	(226,300)	(1,327,964)	(611,259)	(2,165,523)

Net unrealized appreciation	$30,279,187	$23,573,274	$18,967,627	$72,820,088

Federal income tax cost of investments	$44,941,868	$52,122,844	$45,490,809	$142,555,521

Affiliated Broker Dealer

EQ/Davis New York Venture

For the year ended December 31, 2013, the Portfolio incurred approximately $1,357 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

EQ/Invesco Comstock

For the year ended December 31, 2013, the Portfolio incurred approximately $741 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Combined Pro-forma

For the year ended December 31, 2013, the Portfolio incurred approximately $2,098 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Capital Loss Carryforward

EQ/Davis New York Venture

The Portfolio has a net capital loss carryforward of $543,789,588 of which $10,365,820 expires in the year 2016 and $533,423,768 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $8,240,213 during 2013.

EQ/Lord Abbett Large Cap Core

The Portfolio utilized net capital loss carryforward of $2,931,792 during 2013.

EQ/Invesco Comstock

The Portfolio has a net capital loss carryforward of $33,389,278, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $10,219,374 during 2013.

Combined Pro-forma

The Portfolio has a net capital loss carryforward of $577,178,866 of which $10,365,820 expires in the year 2016 and $566,813,046 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $21,391,379 during 2013.

Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Pro-forma Adjustment		Combined Pro-forma
Investments at cost	$42,601,067	$51,862,485	$44,983,899			$139,447,451
Foreign cash at cost	$—	$—	$268			$268
ASSETS
Investments at value	$75,221,055	$75,696,118	$64,458,436			$215,375,609
Cash	1,586,448	2,025,575	2,599,812			6,211,835
Foreign cash	—	—	288			288
Dividends, interest, and other receivables	192,253	95,356	96,249			383,858
Receivable from Separate Accounts for Trust shares sold	19,614	20,504	172,349			212,467
Receivable for securities sold	—	—	135,489			135,489
Unrealized appreciation on forward foreign currency	—	—	3,303			3,303
Other assets	1,717	1,025	1,412			4,154

Total assets	77,021,087	77,838,578	67,467,338	—		222,327,003

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	257,493	209,192	61,157			527,842
Investment management fees payable	48,575	32,377	23,302			104,254
Payable for securities purchased	799	—	95,658			96,457
Administrative fees payable	16,985	16,560	15,655			49,200
Distribution fees payable - Class IB	7,966	14,117	10,918			33,001
Unrealized depreciation on forward foreign currency contracts	—	—	20,807			20,807
Distribution fees payable - Class IA	4,768	1,984	2,297			9,049
Accrued expenses	90,502	9,875	11,714	82,240	(b)	194,331

Total liabilities	427,088	284,105	241,508	82,240		1,034,941

NET ASSETS	76,593,999	77,554,473	67,225,830	(82,240)		221,292,062

Net assets were comprised of:
Paid in capital	590,097,355	52,138,594	$81,763,178			723,999,127
Accumulated undistributed net investment income (loss)	13,980	50,430	(82,245)	(82,240	)(b)	(100,075)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(546,143,513)	1,531,816	(33,912,157)			(578,523,854)
Net unrealized appreciaiton (depreciation) on investments and foreign currency translations	32,626,177	23,833,633	19,457,054			75,916,864

Net Assets	$76,593,999	$77,554,473	$67,225,830	$(82,240)		$221,292,062

Class IA Shares:
Net Assets	22,837,820	9,301,199	10,933,468	(16,001	)(b)	43,056,486
Shares outstanding	1,689,177	685,723	780,354	(82,185	)(a)	3,073,069

Net asset value, offering and redemption price per share	$13.52	$13.56	$14.01			$14.01

Class IB Shares:
Net Assets	38,530,317	68,253,274	53,094,973	(59,395	)(b)	159,819,169
Shares outstanding	2,850,701	5,024,505	3,786,410	(264,287	)(a)	11,397,329

Net asset value, offering and redemption price per share	$13.52	$13.58	$14.02			$14.02

Class K Shares:
Net Assets	15,225,862		3,197,389	(6,844	)(b)	18,416,407
Shares outstanding	1,126,091	—	228,690	(37,566	)(a)	1,317,215

Net asset value, offering and redemption price per share	$13.52	N/A	$13.98			$13.98

(a)	Reflects retired shares of the acquired portfolios.
(b)	Reflects adjustment due to proxy costs associated with the reorganization.

16

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	EQ/Davis New York Venture	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Pro-forma Adjustment		Combined Pro-forma
Dividend foreign withholding tax	$92,172	$7,132	$53,913			$153,217
INVESTMENT INCOME
Dividends	$3,684,433	$3,056,156	$4,787,663			$11,528,252
Interest	40,073	2,176	12,060			54,309

Total income	3,724,506	3,058,332	4,799,723	—		11,582,561

EXPENSES
Investment management fees	2,028,956	1,025,521	1,484,562	(474,401	)(a)	4,064,638
Distribution fees - Class IB	475,367	372,043	547,478			1,394,888
Administrative fees	272,177	190,070	261,652	(59,816	)(b)	664,083
Distribution fees - Class IA	51,964	22,388	22,224			96,576
Printing and mailing expenses	18,702	13,344	24,501			56,547
Professional fees	42,778	45,109	43,062	(82,700	)(b)	48,249
Trustees’ fees	8,582	5,498	7,212			21,292
Custodian fees	33,999	16,000	21,500	(51,499	)(b)	20,000
Miscellaneous	11,282	5,972	7,489	(17,254	)(b)	7,489

Gross expenses	2,943,807	1,695,945	2,419,680	(685,670)		6,373,762

Less:Waiver from investment manager	(265,988)	(117,372)	(134,793)	325,821	(d)	(192,332)
Fees paid indirectly	(10,423)	(8,539)	(9,680)	28,642	(c)	—

Net expenses	2,667,396	1,570,034	2,275,207	(331,207)		6,181,430

NET INVESTMENT INCOME (LOSS)	1,057,110	1,488,298	2,524,516	331,207		5,401,131

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	108,493,792	60,321,045	102,841,408			271,656,245
Foreign currency transactions	(3,367)	—	(265,515)			(268,882)

Net realized gain (loss)	108,490,425	60,321,045	102,575,893	—		271,387,363

Change in unrealized appreciation (depreciation) on:
Investments	(42,552,360)	(23,747,805)	(26,228,999)			(92,529,164)
Foreign currency translations	4,961	—	461,904			466,865

Net change in unrealized appreciation (depreciation)	(42,547,399)	(23,747,805)	(25,767,095)	—		(92,062,299)

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,943,026	36,573,240	76,808,798	—		179,325,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,000,136	$38,061,538	$79,333,314	$331,207		$184,726,195

(a)	Reflects adjustment in expenses due to effects of the new contract rate for the Acquiring Portfolio.
(b)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(c)	Reflects adjustment due to termination of the brokerage recapture program.
(d)	Reflects decrease in waiver due to expense adjustment.

17

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with numerous portfolios.

On December 10-11, 2013, the Board of Trustees of the Trust approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the EQ/Davis New York Venture Portfolio (“Davis Portfolio”) and the EQ/Lord Abbett Large Cap Core Portfolio (“Large Cap Core Portfolio”) to the EQ/Invesco Comstock Portfolio (“Invesco Portfolio”), each a series of the Trust, and the assumption by the Invesco Portfolio of all of the liabilities of the Davis Portfolio and Large Cap Core Portfolio in exchange for shares of the Invesco Portfolio having an aggregate value equal to the combined net assets of the Davis Portfolio and the Large Cap Core Portfolio, the distribution of the Invesco Portfolio shares to the Davis Portfolio and Large Cap Core Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Davis Portfolio and Large Cap Core Portfolio.

The Davis Portfolio’s annual contractual management fee rate equals 0.850% of average daily net assets for the first $1 billion, 0.800% of average daily net assets for the next $1 billion, 0.775% for the next $3 billion, 0.750% for the next $5 billion, and 0.725% of average daily net assets thereafter. The Large Cap Core Portfolio’s annual contractual management fee rate equals 0.650% of average daily net assets for the first $1 billion, 0.600% of average daily net assets for the next $1 billion, 0.575% for the next $3 billion, 0.550% for the next $5 billion, and 0.525% of average daily net assets thereafter. The Invesco Portfolio’s annual contractual management fee rate equals 0.650% of average daily net assets for the first $1 billion, 0.600% of average daily net assets for the next $1 billion, 0.575% for the next $3 billion, 0.550% for the next $5 billion, and 0.525% of average daily net assets thereafter. The Reorganization Plan is subject to shareholder approval of the Davis Portfolio and Large Cap Core Portfolio, respectively. A special meeting of these shareholders will be held on or about May 21, 2014.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2013. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the Davis Portfolio, Large Cap Core Portfolio and Invesco Portfolio at December 31, 2013. The unaudited pro forma combined statement of operations reflects the results of operations of the Invesco Portfolio as if it had acquired each of the Davis Portfolio and Large Cap Core Portfolio at the beginning of the year ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Invesco Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant accounting policies as detailed in the historical financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

18

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

Following the Reorganization, the Invesco Portfolio will be the “accounting survivor.”

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class IA, and additional common shares of beneficial interest issued for Class IB and Class K, respectively, in connection with the proposed acquisition of the Davis Portfolio and Large Cap Core Portfolio by the Invesco Portfolio as of December 31, 2013. The number of shares retired and additional shares issued were calculated based on the net assets of the Davis Portfolio and Large Cap Core Portfolio and net asset value per share of the Invesco Portfolio at December 31, 2013.

19

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the Invesco Portfolio’s shares as if the merger had taken place on December 31, 2013. The Davis Portfolio and Large Cap Portfolio will bear the expenses, based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the merger date, of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting), such expenses, which are not reflected in the unaudited pro forma combined statement of operations, are estimated to be approximately $82,200.

20

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value (Note 1)
	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (0.5%)
Johnson Controls, Inc.	—	15,091	15,091	$—	$774,168	$774,168

Automobiles (1.3%)
General Motors Co.*	—	36,542	36,542	—	1,493,471	1,493,471
Harley-Davidson, Inc.	4,452	—	4,452	308,256	—	308,256

				308,256	1,493,471	1,801,727

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	—	26,495	26,495	—	1,064,304	1,064,304

Household Durables (0.4%)
Hunter Douglas N.V.	2,641	—	2,641	119,533	—	119,533
Newell Rubbermaid, Inc.	—	13,531	13,531	—	438,540	438,540

				119,533	438,540	558,073

Internet & Catalog Retail (1.5%)
Liberty Interactive Corp.*	22,185	—	22,185	651,130	—	651,130
Liberty Ventures*	1,507	—	1,507	184,743	—	184,743
Netflix, Inc.*	1,045	—	1,045	384,738	—	384,738
priceline.com, Inc.*	770	—	770	895,048	—	895,048

				2,115,659	—	2,115,659

Media (4.9%)
Comcast Corp., Class A	—	20,631	20,631	—	1,072,090	1,072,090
Liberty Global plc*	16,295	—	16,295	1,373,994	—	1,373,994
Time Warner Cable, Inc.	—	7,349	7,349	—	995,790	995,790
Time Warner, Inc.	—	6,936	6,936	—	483,578	483,578
Twenty-First Century Fox, Inc., Class B	—	28,127	28,127	—	973,194	973,194
Viacom, Inc., Class B	—	18,718	18,718	—	1,634,830	1,634,830
Walt Disney Co.	7,639	—	7,639	583,620	—	583,620

				1,957,614	5,159,482	7,117,096

Multiline Retail (0.8%)
Kohl’s Corp.	—	11,541	11,541	—	654,952	654,952
Target Corp.	—	7,512	7,512	—	475,284	475,284

				—	1,130,236	1,130,236

Specialty Retail (2.8%)
Bed Bath & Beyond, Inc.*	37,919	—	37,919	3,044,896	—	3,044,896
CarMax, Inc.*	21,132	—	21,132	993,626	—	993,626

				4,038,522	—	4,038,522

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A. (Registered) Class A	2,642	—	2,642	263,001	—	263,001

Total Consumer Discretionary				8,802,585	10,060,201	18,862,786

Consumer Staples (8.6%)
Beverages (1.4%)
Coca-Cola Co.	15,331	—	15,331	633,324	—	633,324
Diageo plc (ADR)	4,541	—	4,541	601,319	—	601,319
Heineken Holding N.V.	11,607	—	11,607	734,277	—	734,277

				1,968,920	—	1,968,920

Food & Staples Retailing (5.0%)
Costco Wholesale Corp.	18,646	—	18,646	2,219,060	—	2,219,060
CVS Caremark Corp.	54,174	15,490	69,664	3,877,233	1,108,619	4,985,852

				6,096,293	1,108,619	7,204,912

Food Products (1.8%)
ConAgra Foods, Inc.	—	25,445	25,445	—	857,497	857,497
Mondelez International, Inc., Class A	—	17,317	17,317	—	611,290	611,290
Nestle S.A. (Registered)	2,556	—	2,556	187,105	—	187,105
Tyson Foods, Inc., Class A	—	11,638	11,638	—	389,407	389,407
Unilever N.V. (N.Y. Shares)	—	13,386	13,386	—	538,519	538,519

				187,105	2,396,713	2,583,818

See notes to pro-forma combined financial statements.

21

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Tobacco (0.4%)
Philip Morris International, Inc.	6,468	—	6,468	563,557	—	563,557

Total Consumer Staples				8,815,875	3,505,332	12,321,207

Energy (9.4%)
Energy Equipment & Services (2.6%)
Halliburton Co.	—	27,714	27,714	—	1,406,485	1,406,485
Noble Corp. plc	—	7,317	7,317	—	274,168	274,168
Schlumberger Ltd.	5,967	—	5,967	537,686	—	537,686
Weatherford International Ltd.*	—	99,432	99,432	—	1,540,202	1,540,202

				537,686	3,220,855	3,758,541

Oil, Gas & Consumable Fuels (6.8%)
BP plc (ADR)	—	27,954	27,954	—	1,358,844	1,358,844
Canadian Natural Resources Ltd.	59,602	—	59,602	2,016,932	—	2,016,932
Chevron Corp.	—	6,183	6,183	—	772,319	772,319
EOG Resources, Inc.	4,089	—	4,089	686,298	—	686,298
Murphy Oil Corp.	—	13,566	13,566	—	880,162	880,162
Occidental Petroleum Corp.	5,566	8,232	13,798	529,326	782,863	1,312,189
QEP Resources, Inc.	—	23,431	23,431	—	718,160	718,160
Royal Dutch Shell plc (ADR), Class A	—	18,166	18,166	—	1,294,691	1,294,691
Suncor Energy, Inc.	—	21,657	21,657	—	759,078	759,078

				3,232,556	6,566,117	9,798,673

Total Energy				3,770,242	9,786,972	13,557,214

Financials (31.4%)
Capital Markets (8.5%)
Ameriprise Financial, Inc.	4,225	—	4,225	486,086	—	486,086
Bank of New York Mellon Corp.	161,329	43,320	204,649	5,636,835	1,513,601	7,150,436
Charles Schwab Corp.	38,811	—	38,811	1,009,086	—	1,009,086
Goldman Sachs Group, Inc.	1,057	3,884	4,941	187,364	688,478	875,842
Julius Baer Group Ltd.*	23,471	—	23,471	1,127,177	—	1,127,177
Morgan Stanley	—	34,365	34,365	—	1,077,686	1,077,686
State Street Corp.	—	7,247	7,247	—	531,857	531,857

				8,446,548	3,811,622	12,258,170

Commercial Banks (5.6%)
Fifth Third Bancorp	—	33,632	33,632	—	707,281	707,281
PNC Financial Services Group, Inc.	—	12,603	12,603	—	977,741	977,741
U.S. Bancorp/Minnesota	—	8,341	8,341	—	336,976	336,976
Wells Fargo & Co.	100,392	31,227	131,619	4,557,797	1,417,706	5,975,503

				4,557,797	3,439,704	7,997,501

Consumer Finance (3.7%)
American Express Co.	58,958	—	58,958	5,349,259	—	5,349,259

Diversified Financial Services (4.7%)
Bank of America Corp.	—	70,989	70,989	—	1,105,299	1,105,299
Citigroup, Inc.	—	51,574	51,574	—	2,687,521	2,687,521
JPMorgan Chase & Co.	13,571	36,632	50,203	793,632	2,142,239	2,935,871

				793,632	5,935,059	6,728,691

Insurance (8.0%)
ACE Ltd.	6,840	—	6,840	708,145	—	708,145
Aflac, Inc.	—	6,549	6,549	—	437,473	437,473
Alleghany Corp.*	2,215	—	2,215	885,911	—	885,911
Allstate Corp.	—	23,100	23,100	—	1,259,874	1,259,874
Berkshire Hathaway, Inc., Class B*	28,841	—	28,841	3,419,389	—	3,419,389
Everest Reinsurance Group Ltd.	2,354	—	2,354	366,918	—	366,918
Fairfax Financial Holdings Ltd.	1,557	—	1,557	622,582	—	622,582
Loews Corp.	22,869	—	22,869	1,103,201	—	1,103,201
Markel Corp.*	290	—	290	168,301	—	168,301
MetLife, Inc.	—	16,577	16,577	—	893,832	893,832

See notes to pro-forma combined financial statements.

22

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Progressive Corp.	52,556	—	52,556	1,433,202	—	1,433,202
Travelers Cos., Inc.	—	2,842	2,842	—	257,315	257,315

				8,707,649	2,848,494	11,556,143

Real Estate Management & Development (0.9%)
Brookfield Asset Management, Inc., Class A	14,811	—	14,811	575,111	—	575,111
Brookfield Property Partners LP	850	—	850	16,949	—	16,949
Hang Lung Group Ltd.	133,354	—	133,354	673,279	—	673,279

				1,265,339	—	1,265,339

Total Financials				29,120,224	16,034,879	45,155,103

Health Care (10.6%)
Health Care Providers & Services (5.7%)
Cardinal Health, Inc.	—	7,159	7,159	—	478,293	478,293
Express Scripts Holding Co.*	24,496	5,777	30,273	1,720,599	405,776	2,126,375
Laboratory Corp. of America Holdings*	17,429	—	17,429	1,592,488	—	1,592,488
UnitedHealth Group, Inc.	25,779	17,105	42,884	1,941,159	1,288,006	3,229,165
WellPoint, Inc.	—	8,412	8,412	—	777,185	777,185

				5,254,246	2,949,260	8,203,506

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	6,249	—	6,249	357,380	—	357,380

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	—	18,260	18,260	—	970,519	970,519
GlaxoSmithKline plc (ADR)	—	11,614	11,614	—	620,072	620,072
Merck & Co., Inc.	—	27,757	27,757	—	1,389,238	1,389,238
Novartis AG (ADR)	—	12,045	12,045	—	968,177	968,177
Pfizer, Inc.	—	37,227	37,227	—	1,140,263	1,140,263
Roche Holding AG (ADR)	—	8,877	8,877	—	623,165	623,165
Sanofi S.A. (ADR)	—	17,409	17,409	—	933,645	933,645

				—	6,645,079	6,645,079

Total Health Care				5,611,626	9,594,339	15,205,965

Industrials (6.4%)
Aerospace & Defense (1.2%)
Honeywell International, Inc.	—	5,755	5,755	—	525,834	525,834
Textron, Inc.	12,050	21,580	33,630	442,958	793,281	1,236,239

				442,958	1,319,115	1,762,073

Building Products (0.1%)
Allegion plc*	—	2,591	2,591	—	114,481	114,481

Commercial Services & Supplies (0.3%)
Iron Mountain, Inc.	13,593	—	13,593	412,547	—	412,547

Construction & Engineering (0.2%)
OCI*	6,400	—	6,400	288,215	—	288,215

Electrical Equipment (0.6%)
Emerson Electric Co.	—	11,453	11,453	—	803,772	803,772

Industrial Conglomerates (1.0%)
General Electric Co.	—	52,815	52,815	—	1,480,405	1,480,405

Machinery (1.4%)
Ingersoll-Rand plc	—	15,932	15,932	—	981,411	981,411
PACCAR, Inc.	17,454	—	17,454	1,032,753	—	1,032,753

				1,032,753	981,411	2,014,164

Marine (0.8%)
Kuehne + Nagel International AG (Registered)	8,349	—	8,349	1,095,979	—	1,095,979

Professional Services (0.1%)
Experian plc	11,250	—	11,250	207,532	—	207,532

See notes to pro-forma combined financial statements.

23

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Transportation Infrastructure (0.7%)
China Merchants Holdings International Co., Ltd.	225,438	—	225,438	822,756	—	822,756
Wesco Aircraft Holdings, Inc.*	5,640	—	5,640	123,629	—	123,629

				946,385	—	946,385

Total Industrials				4,426,369	4,699,184	9,125,553

Information Technology (11.5%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	—	34,892	34,892	—	783,325	783,325

Computers & Peripherals (1.1%)
Hewlett-Packard Co.	10,226	44,684	54,910	286,124	1,250,258	1,536,382

Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	—	45,078	45,078	—	803,290	803,290

Internet Software & Services (5.0%)
eBay, Inc.*	—	16,713	16,713	—	917,377	917,377
Google, Inc., Class A*	4,790	—	4,790	5,368,201	—	5,368,201
Qihoo 360 Technology Co., Ltd. (ADR)*	3,010	—	3,010	246,970	—	246,970
Twitter, Inc.*	3,840	—	3,840	244,416	—	244,416
Yahoo!, Inc.*	—	11,550	11,550	—	467,082	467,082

				5,859,587	1,384,459	7,244,046

IT Services (0.6%)
Visa, Inc., Class A	3,802	—	3,802	846,629	—	846,629

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	—	21,053	21,053	—	546,536	546,536
Texas Instruments, Inc.	21,095	—	21,095	926,282	—	926,282

				926,282	546,536	1,472,818

Software (2.7%)
Activision Blizzard, Inc.	42,455	—	42,455	756,972	—	756,972
Autodesk, Inc.*	—	8,498	8,498	—	427,704	427,704
Microsoft Corp.	19,862	32,250	52,112	743,435	1,207,118	1,950,553
Oracle Corp.	19,072	—	19,072	729,695	—	729,695

				2,230,102	1,634,822	3,864,924

Total Information Technology				10,148,724	6,402,690	16,551,414

Materials (4.0%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	11,924	—	11,924	1,332,865	—	1,332,865
Ecolab, Inc.	9,846	—	9,846	1,026,642	—	1,026,642
Monsanto Co.	4,838	—	4,838	563,869	—	563,869
Praxair, Inc.	5,256	—	5,256	683,438	—	683,438

				3,606,814	—	3,606,814

Construction Materials (0.5%)
Lafarge S.A.	6,490	—	6,490	486,324	—	486,324
Martin Marietta Materials, Inc.	2,032	—	2,032	203,078	—	203,078

				689,402	—	689,402

Metals & Mining (0.5%)
Alcoa, Inc.	—	62,120	62,120	—	660,336	660,336

Paper & Forest Products (0.5%)
Emerald Plantation Holdings Ltd.*	253,285	—	253,285	37,993	—	37,993
International Paper Co.	—	14,800	14,800	—	725,644	725,644

				37,993	725,644	763,637

Total Materials				4,334,209	1,385,980	5,720,189

See notes to pro-forma combined financial statements.

24

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	—	7,368	7,368	—	259,059	259,059
Verizon Communications, Inc.	—	7,994	7,994	—	392,825	392,825
Vivendi S.A.	—	8,015	8,015	—	211,208	211,208

				—	863,092	863,092

Wireless Telecommunication Services (0.4%)
Vodafone Group plc (ADR)	—	15,698	15,698	—	617,088	617,088

Total Telecommunication Services				—	1,480,180	1,480,180

Utilities (1.0%)
Electric Utilities (0.7%)
FirstEnergy Corp.	—	9,586	9,586	—	316,146	316,146
PPL Corp.	—	24,729	24,729	—	744,096	744,096

				—	1,060,242	1,060,242

Multi-Utilities (0.3%)
PG&E Corp.	—	11,133	11,133	—	448,437	448,437

Total Utilities				—	1,508,679	1,508,679

Total Common Stocks (97.0%) (Cost $87,404,073)				75,029,854	64,458,436	139,488,290

LONG-TERM DEBT SECURITIES
CORPORATE BONDS
Materials (0.1%)
Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd., 8.000%, 1/30/2020 PIK(b)	283,010	—	283,010	191,201	—	191,201

Total Materials				191,201	—	191,201

Total Corporate Bonds
Total Long-Term Debt Securities (0.1%) (Cost $180,893)				191,201	—	191,201

Total Investments (97.1%) (Cost $87,584,966)				75,221,055	64,458,436	139,679,491
Other Assets Less Liabilities (2.9%)				1,372,944	2,767,394	4,140,338

Net Assets (100%)				$76,593,999	$67,225,830	$143,819,829

*	Non-income producing.
(b)	Illiquid Security.

Glossary

ADR — American Depositary Receipt

PIK — Payment-in-Kind Security

See notes to pro-forma combined financial statements.

25

At December 31, 2013 the Portfolio had the following outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

EQ/Invesco Comstock/Combined Pro-forma

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	326	$536,237	$540,511	$(4,274)
British Pound vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	326	536,263	540,510	(4,247)
British Pound vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	291	478,046	481,767	(3,721)
British Pound vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	326	536,227	540,510	(4,283)
Canadian Dollar vs U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	642	603,069	604,163	(1,094)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	420	577,313	578,083	(770)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	420	577,240	578,083	(843)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	420	577,321	578,083	(762)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	425	583,635	584,448	(813)
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	396	445,527	444,355	1,172
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Citibank N.A.	362	406,662	405,602	1,060
Swiss Franc vs U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	396	445,426	444,355	1,071

					$(17,504)

26

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 :

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)			Significant Other Observable Inputs (Level 2)			Significant Unobservable Inputs (Level 3)			Total
	EQ/Davs New York Venture	EQ/Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/ Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/ Invesco Comstock	Combined Pro-forma	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Assets
Investments in Securities	$69,024,676	$64,247,228	$133,271,904	$6,196,379	$211,208	$6,407,587	$—	$—	$—	$75,221,055	$64,458,436	$139,679,491
Other Investments*	—	—	—		3,303	3,303	—	—	—	—	3,303	3,303

Total	$69,024,676	$64,247,228	$133,271,904	$6,196,379	$214,511	$6,410,890	$—	$—	$—	$75,221,055	$64,461,739	$139,682,794

Liabilities
Investments in Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other Investments*	—	—	—		(20,807)	(20,807)	—	—	—	—	(20,807)	(20,807)

Total	$—	$—	$—	$—	$(20,807)	$(20,807)	$—	$—	$—	$—	$(20,807)	$(20,807)

Total Assets and Liabilities	$69,024,676	$64,247,228	$133,271,904	$6,196,379	$193,704	$6,390,083	$—	$—	$—	$75,221,055	$64,440,932	$139,661,987

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

EQ/Invesco Comstock/Combined Pro-forma

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-	$—
	Unrealized appreciation	—	*
Foreign exchange contracts	Receivables	3,303
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,303

Liability Derivatives
Interest rate contracts	Payables, Net Assets-	$—
	Unrealized depreciation	—	*
Foreign exchange contracts	Payables	(20,807)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,807)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(834,951)	—	(834,951)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(834,951)	$—	$(834,951)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	461,890	—	461,890
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$461,890	$—	$461,890

^	The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $23,005,000 during the year ended December 31, 2013.

EQ/Invesco Comstock/Combined Pro-forma

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$1,172	$(1,172)	$—	$—
Citibank N.A.	1,060	(1,060)	—	—
State Street Bank & Trust	1,071	(1,071)	—	—

	$3,303	$(3,303)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$5,044	$(1,172)	$—	$3,872
Citibank N.A.	4,483	(1,060)	—	3,423
State Street Bank & Trust	5,096	(1,071)	—	4,025
CIBC World Markets, Inc.	6,184	—	—	6,184

	$20,807	$(3,303)	$—	$17,504

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2013 were as follows:

	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro Forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,053,196	$41,404,342	$65,457,538

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,850,070	$30,715,596	$111,565,666

30

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	EQ/Davis New York Venture	EQ/Invesco Comstock	Combined Pro-forma
Aggregate gross unrealized appreciation	$30,505,487	$19,578,886	$50,084,373
Aggregate gross unrealized depreciation	(226,300)	(611,259)	(837,559)

Net unrealized appreciation	$30,279,187	$18,967,627	$49,246,814

Federal income tax cost of investments	$44,941,868	$45,490,809	$90,432,677

Affiliated Broker Dealer

EQ/Davis New York Venture

For the year ended December 31, 2013, the Portfolio incurred approximately $1,357 as brokerage commissions with

Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

EQ/Invesco Comstock

For the year ended December 31, 2013, the Portfolio incurred approximately $741 as brokerage commissions with

Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Combined Pro-forma

For the year ended December 31, 2013, the Portfolio incurred approximately $2,098 as brokerage commissions with

Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Capital Loss Carryforward

EQ/Davis New York Venture

The Portfolio has a net capital loss carryforward of $543,789,588 of which $10,365,820 expires in the year 2016 and $533,423,768 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $8,240,213 during 2013.

EQ/Invesco Comstock

The Portfolio has a net capital loss carryforward of $33,389,278, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $10,219,374 during 2013.

Combined Pro-forma

The Portfolio has a net capital loss carryforward of $577,178,866 of which $10,365,820 expires in the year 2016 and $566,813,046 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $18,459,587 during 2013.

Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

31

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	EQ/Davis New York Venture	EQ/Invesco Comstock	Pro Forma Adjustment		Pro Forma Combined
Investments at cost	$42,601,067	$44,983,899			$87,584,966
Foreign cash at cost	$—	$268			$268
ASSETS
Investments at value	$75,221,055	$64,458,436			$139,679,491
Cash	1,586,448	2,599,812			4,186,260
Foreign cash	—	288			288
Dividends, interest, and other receivables	192,253	96,249			288,502
Receivable from Separate Accounts for Trust shares sold	19,614	172,349			191,963
Receivable for securities sold	—	135,489			135,489
Unrealized appreciation on forward foreign currency	—	3,303			3,303
Other assets	1,717	1,412			3,129

Total assets	77,021,087	67,467,338	—		144,488,425

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	257,493	61,157			318,650
Payable for securities purchased	799	95,658			96,457
Investment management fees payable	48,575	23,302			71,877
Administrative fees payable	16,985	15,655			32,640
Unrealized depreciation on forward foreign currency contracts	—	20,807			20,807
Distribution fees payable - Class IB	7,966	10,918			18,884
Distribution fees payable - Class IA	4,768	2,297			7,065
Accrued expenses	90,502	11,714	40,379	(b)	142,595

Total liabilities	427,088	241,508	40,379		708,975

NET ASSETS	76,593,999	67,225,830	(40,379)		143,779,450

Net assets were comprised of:
Paid in capital	590,097,355	81,763,178			671,860,533
Accumulated undistributed net investment income (loss)	13,980	(82,245)	(40,379	)(b)	(108,644)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(546,143,513)	(33,912,157)			(580,055,670)
Net unrealized appreciaiton (depreciation) on investments and foreign currency translations	32,626,177	19,457,054			52,083,231

Net Assets	$76,593,999	$67,225,830	(40,379)		$143,779,450

Class IA Shares:
Net Assets	22,837,820	10,933,468	(9,482	)(b)	33,761,806
Shares outstanding	1,689,177	780,354	(59,851	)(a)	2,409,680

Net asset value, offering and redemption price per share	$13.52	$14.01			$14.01

Class IB Shares:
Net Assets	38,530,317	53,094,973	(25,725	)(b)	91,599,565
Shares outstanding	2,850,701	3,786,410	(104,788	)(a)	6,532,323

Net asset value, offering and redemption price per share	$13.52	$14.02			$14.02

Class K Shares:
Net Assets	15,225,862	3,197,389	(5,172	)(b)	18,418,079
Shares outstanding	1,126,091	228,690	(37,447	)(a)	1,317,334

Net asset value, offering and redemption price per share	$13.52	$13.98			$13.98

(a)	Reflects retired shares of the acquired portfolio.
(b)	Reflects adjustment due to proxy costs associated with the reorganization.

32

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	EQ/Davis New York Venture	EQ/Invesco Comstock	Pro Forma Adjustment		Pro Forma Combined
Dividend foreign withholding tax	$92,172	$53,913			$146,085
INVESTMENT INCOME
Dividends	$3,684,433	$4,787,663			$8,472,096
Interest	40,073	12,060			52,133

Total income	3,724,506	4,799,723	—		8,524,229

EXPENSES
Investment management fees	2,028,956	1,484,562	(474,858	)(a)	3,038,660
Distribution fees - Class IB	475,367	547,478			1,022,845
Administrative fees	272,177	261,652	(29,798	)(b)	504,031
Distribution fees - Class IA	51,964	22,224			74,188
Professional fees	42,778	43,062	(40,403	)(b)	45,437
Printing and mailing expenses	18,702	24,501			43,203
Custodian fees	33,999	21,500	(35,499	)(b)	20,000
Trustees’ fees	8,582	7,212			15,794
Miscellaneous	11,282	7,489	(11,282	)(b)	7,489

Gross expenses	2,943,807	2,419,680	(591,840)		4,771,647

Less:Waiver from investment manager	(265,988)	(134,793)	232,314	(d)	(168,467)
Fees paid indirectly	(10,423)	(9,680)	20,103	(c)	—

Net expenses	2,667,396	2,275,207	(339,423)		4,603,180

NET INVESTMENT INCOME (LOSS)	1,057,110	2,524,516	339,423		3,921,049

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	108,493,792	102,841,408			211,335,200
Foreign currency transactions	(3,367)	(265,515)			(268,882)

Net realized gain (loss)	108,490,425	102,575,893	—		211,066,318

Change in unrealized appreciation (depreciation) on:
Investments	(42,552,360)	(26,228,999)			(68,781,359)
Foreign currency translations	4,961	461,904			466,865

Net change in unrealized appreciation (depreciation)	(42,547,399)	(25,767,095)	—		(68,314,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,943,026	76,808,798	—		142,751,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,000,136	$79,333,314	$339,423		$146,672,873

(a)	Reflects adjustment in expenses due to effects of the new contract rate for the Acquiring Portfolio.
(b)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(c)	Reflects adjustment due to the termination of the brokerage recapture program.
(d)	Reflects decrease in waiver due to expense adjustment.

33

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with numerous portfolios.

On December 10-11, 2013, the Board of Trustees of the Trust approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the EQ/Davis New York Venture Portfolio (“Davis Portfolio”) to the EQ/Invesco Comstock Portfolio (“Invesco Portfolio”), each a series of the Trust, and the assumption by the Invesco Portfolio of all of the liabilities of the Davis Portfolio in exchange for shares of the Invesco Portfolio having an aggregate value equal to the net assets of the Davis Portfolio, the distribution of the Invesco Portfolio shares to the Davis Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Davis Portfolio.

The Davis Portfolio’s annual contractual management fee rate equals 0.850% of average daily net assets for the first $1 billion, 0.800% of average daily net assets for the next $1 billion, 0.775% for the next $3 billion, 0.750% for the next $5 billion, and 0.725% of average daily net assets thereafter. The Invesco Portfolio’s annual contractual management fee rate equals 0.650% of average daily net assets for the first $1 billion, 0.600% of average daily net assets for the next $1 billion, 0.575% for the next $3 billion, 0.550% for the next $5 billion, and 0.525% of average daily net assets thereafter. The Reorganization Plan is subject to shareholder approval of the Davis Portfolio. A special meeting of these shareholders will be held on or about May 21, 2014.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2013. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the Davis Portfolio and the Invesco Portfolio at December 31, 2013. The unaudited pro forma combined statement of operations reflects the results of operations of the Invesco Portfolio as if it had acquired the Davis Portfolio at the beginning of the year ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Invesco Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant accounting policies as detailed in the historical financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

34

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

Following the Reorganization, the Invesco Portfolio will be the “accounting survivor.”

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class IA, and additional common shares of beneficial interest issued for Class IB and Class K, respectively, in connection with the proposed acquisition of the Davis Portfolio by the Invesco Portfolio as of December 31, 2013. The number of shares retired and additional shares issued were calculated based on the net assets of the Davis Portfolio and net asset value per share of the Invesco Portfolio at December 31, 2013.

35

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.
NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the Invesco Portfolio’s shares as if the merger had taken place on December 31, 2013. The Davis Portfolio will bear the expenses, based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the merger date, of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting), such expenses, which are not reflected in the unaudited pro forma combined statement of operations, are estimated to be approximately $40,400.

36

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.8%)
BorgWarner, Inc.	7,006	—	7,006	391,706	—	391,706
Johnson Controls, Inc.	—	15,091	15,091	—	774,168	774,168

				391,706	774,168	1,165,874

Automobiles (1.4%)
Ford Motor Co.	37,066	—	37,066	571,928	—	571,928
General Motors Co.*	—	36,542	36,542	—	1,493,471	1,493,471

				571,928	1,493,471	2,065,399

Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	—	26,495	26,495	—	1,064,304	1,064,304
Hyatt Hotels Corp., Class A*	4,836	—	4,836	239,188	—	239,188
MGM Resorts International*	33,415	—	33,415	785,921	—	785,921
Starwood Hotels & Resorts Worldwide, Inc.	8,684	—	8,684	689,944	—	689,944
Wynn Resorts Ltd.	2,206	—	2,206	428,427	—	428,427

				2,143,480	1,064,304	3,207,784

Household Durables (0.3%)
Newell Rubbermaid, Inc.	—	13,531	13,531	—	438,540	438,540

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	447	—	447	178,259	—	178,259

Media (4.8%)
Comcast Corp., Class A	—	20,631	20,631	—	1,072,090	1,072,090
Time Warner Cable, Inc.	—	7,349	7,349	—	995,790	995,790
Time Warner, Inc.	6,427	6,936	13,363	448,090	483,578	931,668
Twenty-First Century Fox, Inc., Class A	9,827	—	9,827	345,714	—	345,714
Twenty-First Century Fox, Inc., Class B	—	28,127	28,127	—	973,194	973,194
Viacom, Inc., Class B	—	18,718	18,718	—	1,634,830	1,634,830
Walt Disney Co.	12,834	—	12,834	980,518	—	980,518

				1,774,322	5,159,482	6,933,804

Multiline Retail (1.7%)
Kohl’s Corp.	8,995	11,541	20,536	510,466	654,952	1,165,418
Macy’s, Inc.	14,794	—	14,794	790,000	—	790,000
Target Corp.	—	7,512	7,512	—	475,284	475,284

				1,300,466	1,130,236	2,430,702

Specialty Retail (0.9%)
AutoZone, Inc.*	732	—	732	349,852	—	349,852
Dick’s Sporting Goods, Inc.	11,998	—	11,998	697,084	—	697,084
Home Depot, Inc.	3,583	—	3,583	295,024	—	295,024

				1,341,960	—	1,341,960

See notes to pro-forma combined financial statements.

37

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Textiles, Apparel & Luxury Goods (0.7%)
PVH Corp.	3,467	—	3,467	471,581	—	471,581
Ralph Lauren Corp.	2,582	—	2,582	455,904	—	455,904

				927,485	—	927,485

Total Consumer Discretionary				8,629,606	10,060,201	18,689,807

Consumer Staples (6.2%)
Beverages (1.3%)
Coca-Cola Co.	22,132	—	22,132	914,273	—	914,273
PepsiCo, Inc.	11,045	—	11,045	916,072	—	916,072

				1,830,345	—	1,830,345

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	12,068	15,490	27,558	863,707	1,108,619	1,972,326
Wal-Mart Stores, Inc.	6,161	—	6,161	484,809	—	484,809

				1,348,516	1,108,619	2,457,135

Food Products (2.2%)
ConAgra Foods, Inc.	—	25,445	25,445	—	857,497	857,497
Mondelez International, Inc., Class A	22,476	17,317	39,793	793,403	611,290	1,404,693
Tyson Foods, Inc., Class A	—	11,638	11,638	—	389,407	389,407
Unilever N.V. (N.Y. Shares)	—	13,386	13,386	—	538,519	538,519

				793,403	2,396,713	3,190,116

Household Products (0.8%)
Colgate-Palmolive Co.	13,214	—	13,214	861,685	—	861,685
Procter & Gamble Co.	4,385	—	4,385	356,983	—	356,983

				1,218,668	—	1,218,668

Tobacco (0.2%)
Philip Morris International, Inc.	3,649	—	3,649	317,937	—	317,937

Total Consumer Staples				5,508,869	3,505,332	9,014,201

Energy (12.6%)
Energy Equipment & Services (3.2%)
Halliburton Co.	11,129	27,714	38,843	564,797	1,406,485	1,971,282
Noble Corp. plc	—	7,317	7,317	—	274,168	274,168
Schlumberger Ltd.	9,537	—	9,537	859,379	—	859,379
Weatherford International Ltd.*	—	99,432	99,432	—	1,540,202	1,540,202

				1,424,176	3,220,855	4,645,031

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	7,781	—	7,781	617,189	—	617,189
BP plc (ADR)	—	27,954	27,954	—	1,358,844	1,358,844
Cabot Oil & Gas Corp.	1,003	—	1,003	38,876	—	38,876
Chevron Corp.	5,994	6,183	12,177	748,711	772,319	1,521,030
EOG Resources, Inc.	5,949	—	5,949	998,480	—	998,480
EQT Corp.	2,257	—	2,257	202,633	—	202,633
Exxon Mobil Corp.	10,718	—	10,718	1,084,662	—	1,084,662
Hess Corp.	9,183	—	9,183	762,189	—	762,189
Marathon Petroleum Corp.	3,353	—	3,353	307,571	—	307,571
Murphy Oil Corp.	—	13,566	13,566	—	880,162	880,162
Occidental Petroleum Corp.	10,025	8,232	18,257	953,378	782,863	1,736,241
Pioneer Natural Resources Co.	3,435	—	3,435	632,280	—	632,280
QEP Resources, Inc.	—	23,431	23,431	—	718,160	718,160
Range Resources Corp.	2,331	—	2,331	196,527	—	196,527

See notes to pro-forma combined financial statements.

38

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Royal Dutch Shell plc (ADR), Class A	—	18,166	18,166	—	1,294,691	1,294,691
Suncor Energy, Inc.	—	21,657	21,657	—	759,078	759,078
Valero Energy Corp.	9,646	—	9,646	486,158	—	486,158

				7,028,654	6,566,117	13,594,771

Total Energy				8,452,830	9,786,972	18,239,802

Financials (21.2%)
Capital Markets (4.8%)
Bank of New York Mellon Corp.	—	43,320	43,320	—	1,513,601	1,513,601
Goldman Sachs Group, Inc.	7,694	3,884	11,578	1,363,839	688,478	2,052,317
Invesco Ltd.	11,993	—	11,993	436,545	—	436,545
Morgan Stanley	23,259	34,365	57,624	729,402	1,077,686	1,807,088
State Street Corp.	1,601	7,247	8,848	117,497	531,857	649,354
TD Ameritrade Holding Corp.	14,964	—	14,964	458,497	—	458,497

				3,105,780	3,811,622	6,917,402

Commercial Banks (4.9%)
Comerica, Inc.	14,327	—	14,327	681,106	—	681,106
Fifth Third Bancorp	7,352	33,632	40,984	154,613	707,281	861,894
PNC Financial Services Group, Inc.	5,555	12,603	18,158	430,957	977,741	1,408,698
Regions Financial Corp.	41,763	—	41,763	413,036	—	413,036
SunTrust Banks, Inc.	11,398	—	11,398	419,560	—	419,560
U.S. Bancorp/Minnesota	14,006	8,341	22,347	565,842	336,976	902,818
Wells Fargo & Co.	20,057	31,227	51,284	910,588	1,417,706	2,328,294

				3,575,702	3,439,704	7,015,406

Consumer Finance (0.8%)
Capital One Financial Corp.	15,931	—	15,931	1,220,474	—	1,220,474

Diversified Financial Services (6.4%)
Bank of America Corp.	27,073	70,989	98,062	421,527	1,105,299	1,526,826
Citigroup, Inc.	22,219	51,574	73,793	1,157,832	2,687,521	3,845,353
JPMorgan Chase & Co.	30,219	36,632	66,851	1,767,207	2,142,239	3,909,446

				3,346,566	5,935,059	9,281,625

Insurance (4.1%)
Aflac, Inc.	—	6,549	6,549	—	437,473	437,473
Allstate Corp.	—	23,100	23,100	—	1,259,874	1,259,874
Chubb Corp.	3,014	—	3,014	291,243	—	291,243
Hartford Financial Services Group, Inc.	30,158	—	30,158	1,092,624	—	1,092,624
Lincoln National Corp.	16,363	—	16,363	844,658	—	844,658
MetLife, Inc.	—	16,577	16,577	—	893,832	893,832
Prudential Financial, Inc.	9,000	—	9,000	829,980	—	829,980
Travelers Cos., Inc.	—	2,842	2,842	—	257,315	257,315

				3,058,505	2,848,494	5,906,999

Real Estate Investment Trusts (REITs) (0.2%)
Host Hotels & Resorts, Inc. (REIT)	17,736	—	17,736	344,788	—	344,788

Total Financials				14,651,815	16,034,879	30,686,694

Health Care (12.9%)
Biotechnology (1.7%)
Celgene Corp.*	3,736	—	3,736	631,234	—	631,234
Gilead Sciences, Inc.*	11,498	—	11,498	864,075	—	864,075
Medivation, Inc.*	9,362	—	9,362	597,483	—	597,483
Vertex Pharmaceuticals, Inc.*	5,361	—	5,361	398,322	—	398,322

				2,491,114	—	2,491,114

See notes to pro-forma combined financial statements.

39

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Health Care Equipment & Supplies (0.5%)
Covidien plc	10,216	—	10,216	695,710	—	695,710

Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	—	7,159	7,159	—	478,293	478,293
Express Scripts Holding Co.*	19,014	5,777	24,791	1,335,543	405,776	1,741,319
HCA Holdings, Inc.*	8,422	—	8,422	401,814	—	401,814
UnitedHealth Group, Inc.	8,718	17,105	25,823	656,465	1,288,006	1,944,471
WellPoint, Inc.	—	8,412	8,412	—	777,185	777,185

				2,393,822	2,949,260	5,343,082

Pharmaceuticals (7.0%)
Bristol-Myers Squibb Co.	21,718	18,260	39,978	1,154,312	970,519	2,124,831
Eli Lilly and Co.	11,561	—	11,561	589,611	—	589,611
GlaxoSmithKline plc (ADR)	—	11,614	11,614	—	620,072	620,072
Johnson & Johnson	4,015	—	4,015	367,734	—	367,734
Merck & Co., Inc.	2,947	27,757	30,704	147,497	1,389,238	1,536,735
Novartis AG (ADR)	—	12,045	12,045	—	968,177	968,177
Pfizer, Inc.	41,784	37,227	79,011	1,279,844	1,140,263	2,420,107
Roche Holding AG (ADR)	—	8,877	8,877	—	623,165	623,165
Sanofi S.A. (ADR)	—	17,409	17,409	—	933,645	933,645

				3,538,998	6,645,079	10,184,077

Total Health Care				9,119,644	9,594,339	18,713,983

See notes to pro-forma combined financial statements.

40

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Industrials (8.9%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.*	6,103	—	6,103	531,144	—	531,144
Boeing Co.	5,629	—	5,629	768,302	—	768,302
Honeywell International, Inc.	7,574	5,755	13,329	692,036	525,834	1,217,870
Textron, Inc.	—	21,580	21,580	—	793,281	793,281
United Technologies Corp.	8,677	—	8,677	987,443	—	987,443

				2,978,925	1,319,115	4,298,040

Building Products (0.1%)
Allegion plc*	—	2,591	2,591	—	114,481	114,481

Construction & Engineering (0.3%)
Fluor Corp.	5,917	—	5,917	475,076	—	475,076

Electrical Equipment (1.7%)
Eaton Corp. plc	8,897	—	8,897	677,240	—	677,240
Emerson Electric Co.	14,561	11,453	26,014	1,021,891	803,772	1,825,663

				1,699,131	803,772	2,502,903

Industrial Conglomerates (1.7%)
General Electric Co.	35,515	52,815	88,330	995,485	1,480,405	2,475,890

Machinery (1.3%)
Caterpillar, Inc.	3,152	—	3,152	286,233	—	286,233
Ingersoll-Rand plc	—	15,932	15,932	—	981,411	981,411
PACCAR, Inc.	9,962	—	9,962	589,452	—	589,452

				875,685	981,411	1,857,096

Road & Rail (0.7%)
Union Pacific Corp.	6,040	—	6,040	1,014,720	—	1,014,720

Trading Companies & Distributors (0.1%)
W.W. Grainger, Inc.	844	—	844	215,574	—	215,574

Total Industrials				8,254,596	4,699,184	12,953,780

Information Technology (16.1%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	43,421	34,892	78,313	974,802	783,325	1,758,127
QUALCOMM, Inc.	11,293	—	11,293	838,505	—	838,505

				1,813,307	783,325	2,596,632

Computers & Peripherals (4.3%)
Apple, Inc.	4,870	—	4,870	2,732,606	—	2,732,606
EMC Corp.	30,836	—	30,836	775,525	—	775,525
Hewlett-Packard Co.	6,840	44,684	51,524	191,383	1,250,258	1,441,641
NCR Corp.*	27,625	—	27,625	940,908	—	940,908
NetApp, Inc.	6,708	—	6,708	275,967	—	275,967

				4,916,389	1,250,258	6,166,647

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	—	45,078	45,078	—	803,290	803,290

Internet Software & Services (4.3%)
eBay, Inc.*	6,989	16,713	23,702	383,626	917,377	1,301,003
Google, Inc., Class A*	2,211	—	2,211	2,477,890	—	2,477,890

See notes to pro-forma combined financial statements.

41

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Monster Worldwide, Inc.*	58,146	—	58,146	414,581	—	414,581
Pandora Media, Inc.*	23,651	—	23,651	629,117	—	629,117
Twitter, Inc.*	110	—	110	7,001	—	7,001
Yahoo!, Inc.*	21,317	11,550	32,867	862,059	467,082	1,329,141

				4,774,274	1,384,459	6,158,733

IT Services (0.9%)
International Business Machines Corp.	4,278	—	4,278	802,425	—	802,425
Vantiv, Inc., Class A*	15,443	—	15,443	503,596	—	503,596

				1,306,021	—	1,306,021

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	18,522	21,053	39,575	480,831	546,536	1,027,367
Micron Technology, Inc.*	24,483	—	24,483	532,750	—	532,750
Texas Instruments, Inc.	13,418	—	13,418	589,185	—	589,185

				1,602,766	546,536	2,149,302

Software (2.8%)
Autodesk, Inc.*	—	8,498	8,498	—	427,704	427,704
Informatica Corp.*	10,131	—	10,131	420,436	—	420,436
Microsoft Corp.	24,346	32,250	56,596	911,271	1,207,118	2,118,389
Oracle Corp.	23,525	—	23,525	900,066	—	900,066
VMware, Inc., Class A*	2,587	—	2,587	232,080	—	232,080

				2,463,853	1,634,822	4,098,675

Total Information Technology				16,876,610	6,402,690	23,279,300

Materials (3.0%)
Chemicals (0.9%)
Celanese Corp.	4,703	—	4,703	260,123	—	260,123
Dow Chemical Co.	9,544	—	9,544	423,754	—	423,754
E.I. du Pont de Nemours & Co.	1,923	—	1,923	124,937	—	124,937
LyondellBasell Industries N.V., Class A	5,395	—	5,395	433,110	—	433,110
Monsanto Co.	347	—	347	40,443	—	40,443

				1,282,367	—	1,282,367

Containers & Packaging (0.4%)
Rock-Tenn Co., Class A	4,953	—	4,953	520,115	—	520,115

Metals & Mining (1.2%)
Alcoa, Inc.	—	62,120	62,120	—	660,336	660,336
Freeport-McMoRan Copper & Gold, Inc.	14,074	—	14,074	531,153	—	531,153
Reliance Steel & Aluminum Co.	4,304	—	4,304	326,415	—	326,415
United States Steel Corp.	9,642	—	9,642	284,439	—	284,439

				1,142,007	660,336	1,802,343

Paper & Forest Products (0.5%)
International Paper Co.	—	14,800	14,800	—	725,644	725,644

Total Materials				2,944,489	1,385,980	4,330,469

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	—	7,368	7,368	—	259,059	259,059
Verizon Communications, Inc.	10,423	7,994	18,417	512,186	392,825	905,011
Vivendi S.A.	—	8,015	8,015	—	211,208	211,208

				512,186	863,092	1,375,278

See notes to pro-forma combined financial statements.

42

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Wireless Telecommunication Services (0.4%)
Vodafone Group plc (ADR)	—	15,698	15,698	—	617,088	617,088

Total Telecommunication Services				512,186	1,480,180	1,992,366

Utilities (1.6%)
Electric Utilities (1.0%)
Duke Energy Corp.	2,870	—	2,870	198,059	—	198,059
FirstEnergy Corp.	—	9,586	9,586	—	316,146	316,146
NextEra Energy, Inc.	2,364	—	2,364	202,405	—	202,405
PPL Corp.	—	24,729	24,729	—	744,096	744,096

				400,464	1,060,242	1,460,706

Multi-Utilities (0.6%)
Dominion Resources, Inc.	2,507	—	2,507	162,178	—	162,178
PG&E Corp.	4,539	11,133	15,672	182,831	448,437	631,268

				345,009	448,437	793,446

Total Utilities				745,473	1,508,679	2,254,152

Total Investments (96.8%) (Cost $96,846,384)				75,696,118	64,458,436	140,154,554
Other Assets Less Liabilities (3.2%)				1,858,355	2,767,394	4,625,749

Net Assets (100%)				$77,554,473	$67,225,830	$144,780,303

*	Non-income producing.

Glossary
ADR — American Depositary Receipt

See notes to pro-forma combined financial statements.

43

At December 31, 2013 the Portfolio had the following outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

EQ/Invesco Comstock/Combined Pro-forma

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	326	$536,237	$540,511	$(4,274)
British Pound vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	326	536,263	540,510	(4,247)
British Pound vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	291	478,046	481,767	(3,721)
British Pound vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	326	536,227	540,510	(4,283)
Canadian Dollar vs U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	642	603,069	604,163	(1,094)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	420	577,313	578,083	(770)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	CIBC World Markets, Inc.	420	577,240	578,083	(843)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Citibank N.A.	420	577,321	578,083	(762)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	425	583,635	584,448	(813)
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Bank of New York Mellon Corp.	396	445,527	444,355	1,172
Swiss Franc vs U.S. Dollar, expiring 1/17/14	Citibank N.A.	362	406,662	405,602	1,060
Swiss Franc vs U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	396	445,426	444,355	1,071

					$(17,504)

44

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 :

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)			Significant Other Observable Inputs (Level 2)			Significant Unobservable Inputs (Level 3)			Total
	EQ/ Lord Abbett Large Cap Core	EQ/ Invesco Comstock	Combined Pro-forma	EQ/ Lord Abbett Large Cap Core	EQ/ Invesco Comstock	Combined Pro-forma	EQ/ Lord Abbett Large Cap Core	EQ/ Invesco Comstock	Combined Pro-forma	EQ/ Lord Abbett Large Cap Core	EQ/ Invesco Comstock	Combined Pro-forma
Assets
Investments in Securities	$75,696,118	$64,247,228	$139,943,346	$—	$211,208	$211,208	$—	$—	$—	$75,696,118	$64,458,436	$140,154,554
Other Investments*	—	—	—	—	3,303	3,303	—	—	—	—	3,303	3,303

Total	$75,696,118	$64,247,228	$139,943,346	$—	$214,511	$214,511	$—	$—	$—	$75,696,118	$64,461,739	$140,157,857

Liabilities
Investments in Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other Investments*	—	—	—	—	(20,807)	(20,807)	—	—	—	—	(20,807)	(20,807)

Total	$—	$—	$—	$—	$(20,807)	$(20,807)	$—	$—	$—	$—	$(20,807)	$(20,807)

Total Assets and Liabilities	$75,696,118	$64,247,228	$139,943,346	$—	$193,704	$193,704	$—	$—	$—	$75,696,118	$64,440,932	$140,137,050

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

EQ/Invesco Comstock/Combined Pro-forma

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-
	Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	3,303
Credit contracts	Receivables-	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	—	*
Commodity contracts	Receivables-	—
Other contracts	Receivables-	—

Total		$3,303

Liability Derivatives
Interest rate contracts	Payables, Net Assets-
	Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(20,807)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,807)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(834,951)	—	(834,951)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(834,951)	$—	$(834,951)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	461,890	—	461,890
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$461,890	$—	$461,890

^	The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $23,005,000 during the year ended December 31, 2013.

EQ/Invesco Comstock/Combined Pro-forma

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$1,172	$(1,172)	$—	$—
Citibank N.A.	1,060	(1,060)	—	—
State Street Bank & Trust	1,071	(1,071)	—	—

	$3,303	$(3,303)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$5,044	$(1,172)	$—	$3,872
Citibank N.A.	4,483	(1,060)	—	3,423
State Street Bank & Trust	5,096	(1,071)	—	4,025
CIBC World Markets, Inc.	6,184	—	—	6,184

	$20,807	$(3,303)	$—	$17,504

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2013 were as follows:

	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,448,469	$41,404,342	$86,852,811

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,347,239	$30,715,596	$98,062,835

48

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Combined Pro-forma
Aggregate gross unrealized appreciation	$24,901,238	$19,578,886	$44,480,124
Aggregate gross unrealized depreciation	(1,327,964)	(611,259)	(1,939,223)

Net unrealized appreciation	$23,573,274	$18,967,627	$42,540,901

Federal income tax cost of investments	$52,122,844	$45,490,809	$97,613,653

Affiliated Broker Dealer

EQ/Invesco Comstock/Combined Pro-forma

For the year ended December 31, 2013, the Portfolio incurred approximately $741 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Capital Loss Carryforward

EQ/Lord Abbett Large Cap Core

The Portfolio utilized net capital loss carryforward of $2,931,792 during 2013.

EQ/Invesco Comstock

The Portfolio has a net capital loss carryforward of $33,389,278, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $10,219,374 during 2013.

Combined Pro-forma

The Portfolio has a net capital loss carryforward of $33,389,278, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $13,151,166 during 2013.

Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

49

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Pro-forma Adjustment		Combined Pro-forma

Investments at cost	$51,862,485	$44,983,899			$96,846,384
Foreign cash at cost	$—	$268			$268
ASSETS
Investments at value	$75,696,118	$64,458,436			$140,154,554
Cash	2,025,575	2,599,812			4,625,387
Foreign cash	—	288			288
Receivable from Separate Accounts for Trust shares sold	20,504	172,349			192,853
Dividends, interest, and other receivables	95,356	96,249			191,605
Receivable for securities sold	—	135,489			135,489
Unrealized appreciation on forward foreign currency	—	3,303			3,303
Other assets	1,025	1,412			2,437

Total assets	77,838,578	67,467,338	—		145,305,916

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	209,192	61,157			270,349
Payable for securities purchased	—	95,658			95,658
Investment management fees payable	32,377	23,302			55,679
Administrative fees payable	16,560	15,655			32.215
Unrealized depreciation on forward foreign currency contracts	—	20,807			20,807
Distribution fees payable - Class IB	14,117	10,918			25,035
Distribution fees payable - Class IA	1,984	2,297			4,281
Accrued expenses	9,875	11,714	41,861	(b)	63,450

Total liabilities	284,105	241,508	41,861		567,474

NET ASSETS	77,554,473	67,225,830	(41,861)		144,738,442

Net assets were comprised of:
Paid in capital	52,138,594	81,763,178			133,901,772
Accumulated undistributed net investment income (loss)	50,430	(82,245)	(41,861	)(b)	(73,676)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	1,531,816	(33,912,157)			(32,380,341)
Net unrealized appreciaiton (depreciation) on investments and foreign currency translations	23,833,633	19,457,054			43,290,687

Net Assets	$77,554,473	$67,225,830	$(41,861)		$144,738,442

Class IA Shares:
Net Assets	9,301,199	10,933,468	(5,851	)(b)	20,228,816
Shares outstanding	685,723	780,354	(22,286	)(a)	1,443,791

Net asset value, offering and redemption price per share	$13.56	$14.01			$14.01

Class IB Shares:
Net Assets	68,253,274	53,094,973	(35,086	)(b)	121,313,161
Shares outstanding	5,024,505	3,786,410	(159,599	)(a)	8,651,316

Net asset value, offering and redemption price per share	$13.58	$14.02			$14.02

Class K Shares:
Net Assets		3,197,389	(924	)(b)	3,196,465
Shares outstanding	—	228,690	(66	)(a)	228,624

Net asset value, offering and redemption price per share	N/A	$13.98			$13.98

(a)	Reflects retired shares of the Acquired Portfolio.
(b)	Reflects adjustment due to proxy costs associated with the reorganization.

50

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	EQ/Lord Abbett Large Cap Core	EQ/Invesco Comstock	Pro-forma Adjustment		Combined Pro-forma
Dividend foreign withholding tax	$7,132	$53,913			$61,045
INVESTMENT INCOME
Dividends	$3,056,156	$4,787,663			$7,843,819
Interest	2,176	12,060			14,236

Total income	3,058,332	4,799,723	—		7,858,055

EXPENSES
Investment management fees	1,025,521	1,484,562			2,510,083
Distribution fees - Class IB	372,043	547,478			919,521
Administrative fees	190,070	261,652	(29,864	)(b)	421,858
Distribution fees - Class IA	22,388	22,224			44,612
Professional fees	45,109	43,062	(43,999	)(b)	44,172
Printing and mailing expenses	13,344	24,501			37,845
Custodian fees	16,000	21,500	(17,500	)(b)	20,000
Trustees’ fees	5,498	7,212			12,710
Miscellaneous	5,972	7,489	(5,972	)(b)	7,489

Gross expenses	1,695,945	2,419,680	(97,335)		4,018,290

Less:Waiver from investment manager	(117,372)	(134,793)	96,367	(d)	(155,798)
Fees paid indirectly	(8,539)	(9,680)	18,219	(c)	—

Net expenses	1,570,034	2,275,207	17,251		3,862,492

NET INVESTMENT INCOME (LOSS)	1,488,298	2,524,516	(17,251)		3,995,563

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	60,321,045	102,841,408			163,162,453
Foreign currency transactions	—	(265,515)			(265,515)

Net realized gain (loss)	60,321,045	102,575,893	—		162,896,938

Change in unrealized appreciation (depreciation) on:
Investments	(23,747,805)	(26,228,999)			(49,976,804)
Foreign currency translations	—	461,904			461,904

Net change in unrealized appreciation (depreciation)	(23,747,805)	(25,767,095)	—		(49,514,900)

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,573,240	76,808,798	—		113,382,038

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,061,538	$79,333,314	$(17,251)		$117,377,601

(b)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(c)	Reflects adjustment due to termination of the brokerage recapture program.
(d)	Reflects decrease in waiver due to expense adjustment.

51

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with numerous portfolios.

On December 10-11, 2013, the Board of Trustees of the Trust approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the EQ/Lord Abbett Large Cap Core Portfolio (“Large Cap Core Portfolio”) to the EQ/Invesco Comstock Portfolio (“Invesco Portfolio”), each a series of the Trust, and the assumption by the Invesco Portfolio of all of the liabilities of the Large Cap Core Portfolio in exchange for shares of the Invesco Portfolio having an aggregate value equal to the net assets of the Large Cap Core Portfolio, the distribution of the Invesco Portfolio shares to the Large Cap Core Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Large Cap Core Portfolio.

The Large Cap Core Portfolio’s annual contractual management fee rate equals 0.650% of average daily net assets for the first $1 billion, 0.600% of average daily net assets for the next $1 billion, 0.575% for the next $3 billion, 0.550% for the next $5 billion, and 0.525% of average daily net assets thereafter. The Invesco Portfolio’s annual contractual management fee rate equals 0.650% of average daily net assets for the first $1 billion, 0.600% of average daily net assets for the next $1 billion, 0.575% for the next $3 billion, 0.550% for the next $5 billion, and 0.525% of average daily net assets thereafter. The Reorganization Plan is subject to shareholder approval of the Large Cap Core Portfolio. A special meeting of these shareholders will be held on or about May 21, 2014.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2013. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the Large Cap Core Portfolio and the Invesco Portfolio at December 31, 2013. The unaudited pro forma combined statement of operations reflects the results of operations of the Invesco Portfolio as if it had acquired the Large Cap Core Portfolio at the beginning of the year ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Invesco Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant accounting policies as detailed in the historical financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

52

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

Following the Reorganization, the Invesco Portfolio will be the “accounting survivor.”

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class IA, and additional common shares of beneficial interest issued for Class IB and Class K, respectively, in connection with the proposed acquisition of the Large Cap Core Portfolio by the Invesco Portfolio as of December 31, 2013. The number of shares retired and additional shares issued were calculated based on the net assets of the Large Cap Core Portfolio and net asset value per share of the Invesco Portfolio at December 31, 2013.

53

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the Invesco Portfolio’s shares as if the merger had taken place on December 31, 2013. The Large Cap Core Portfolio will bear the expenses, based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the merger date, of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting), such expenses, which are not reflected in the unaudited pro forma combined statement of operations, are estimated to be approximately $41,900.

54

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
COMMON STOCKS:
Consumer Discretionary (17.9%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	153	1,154	1,307	$4,224	$31,862	$36,086
BorgWarner, Inc.	7,450	54,340	61,790	416,530	3,038,149	3,454,679
Delphi Automotive plc	36,782	204,459	241,241	2,211,702	12,294,120	14,505,822
Gentex Corp.	2,662	19,438	22,100	87,819	641,260	729,079
Goodyear Tire & Rubber Co.	7,919	57,787	65,706	188,868	1,378,220	1,567,088
Lear Corp.	294	2,155	2,449	23,805	174,490	198,295
Visteon Corp.*	1,604	11,709	13,313	131,352	958,850	1,090,202

				3,064,300	18,516,951	21,581,251

Automobiles (0.3%)
Ford Motor Co.	43,670	318,580	362,250	673,828	4,915,690	5,589,518
Harley-Davidson, Inc.	7,224	85,422	92,646	500,190	5,914,619	6,414,809
Tesla Motors, Inc.*	2,695	34,592	37,287	405,274	5,201,945	5,607,219
Thor Industries, Inc.	1,424	10,397	11,821	78,647	574,226	652,873

				1,657,939	16,606,480	18,264,419

Distributors (0.2%)
Genuine Parts Co.	4,720	34,432	39,152	392,657	2,864,398	3,257,055
LKQ Corp.*	9,624	349,533	359,157	316,629	11,499,636	11,816,265

				709,286	14,364,034	15,073,320

Diversified Consumer Services (0.1%)
H&R Block, Inc.	8,777	64,034	72,811	254,884	1,859,547	2,114,431
Service Corp. International	5,329	38,911	44,240	96,615	705,457	802,072
Weight Watchers International, Inc.	474	3,488	3,962	15,609	114,860	130,469

				367,108	2,679,864	3,046,972

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies, Inc.*	1,245	9,092	10,337	97,670	713,267	810,937
Brinker International, Inc.	2,133	15,587	17,720	98,843	722,302	821,145
Burger King Worldwide, Inc.	3,236	23,639	26,875	73,975	540,387	614,362
Carnival plc	—	64,019	64,019	—	2,651,367	2,651,367
Chipotle Mexican Grill, Inc.*	996	44,550	45,546	530,649	23,735,349	24,265,998
Choice Hotels International, Inc.	46	355	401	2,259	17,434	19,693
Darden Restaurants, Inc.	2,732	19,942	22,674	148,539	1,084,246	1,232,785
Domino’s Pizza, Inc.	1,813	13,235	15,048	126,275	921,818	1,048,093
Dunkin’ Brands Group, Inc.	3,436	25,075	28,511	165,615	1,208,615	1,374,230
International Game Technology	8,394	61,258	69,652	152,435	1,112,445	1,264,880
Las Vegas Sands Corp.	12,598	180,539	193,137	993,604	14,239,111	15,232,715
Marriott International, Inc., Class A	6,628	85,174	91,802	327,158	4,204,189	4,531,347

See notes to pro-forma combined financial statements.

55

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
McDonald’s Corp.	32,343	235,719	268,062	3,138,241	22,871,814	26,010,055
Melco Crown Entertainment Ltd. (ADR)*	37,743	—	37,743	1,480,281	—	1,480,281
MGM Resorts International*	—	138,784	138,784	—	3,264,200	3,264,200
Norwegian Cruise Line Holdings Ltd.*	818	5,993	6,811	29,015	212,572	241,587
Panera Bread Co., Class A*	906	6,611	7,517	160,081	1,168,098	1,328,179
SeaWorld Entertainment, Inc.	983	7,198	8,181	28,281	207,086	235,367
Six Flags Entertainment Corp.	2,130	15,554	17,684	78,427	572,698	651,125
Starbucks Corp.	63,683	626,382	690,065	4,992,110	49,102,085	54,094,195
Starwood Hotels & Resorts Worldwide, Inc.	2,665	379,564	382,229	211,734	30,156,360	30,368,094
Wyndham Worldwide Corp.	4,379	31,946	36,325	322,689	2,354,101	2,676,790
Wynn Macau Ltd.	—	582,000	582,000	—	2,638,188	2,638,188
Wynn Resorts Ltd.	16,343	136,627	152,970	3,173,974	26,534,330	29,708,304
Yum! Brands, Inc.	14,498	105,766	120,264	1,096,194	7,996,967	9,093,161

				17,428,049	198,229,029	215,657,078

Household Durables (0.2%)
D.R. Horton, Inc.*	—	99,777	99,777	—	2,227,023	2,227,023
Jarden Corp.*	4,095	29,894	33,989	251,228	1,833,997	2,085,225
Lennar Corp., Class A	—	56,853	56,853	—	2,249,105	2,249,105
Newell Rubbermaid, Inc.	5,384	39,290	44,674	174,495	1,273,389	1,447,884
NVR, Inc.*	126	923	1,049	129,277	947,007	1,076,284
PulteGroup, Inc.	12,490	91,126	103,616	254,421	1,856,236	2,110,657
Taylor Morrison Home Corp., Class A*	901	6,620	7,521	20,228	148,619	168,847
Tempur Sealy International, Inc.*	1,946	14,204	16,150	105,006	766,448	871,454
Tupperware Brands Corp.	1,705	12,441	14,146	161,174	1,176,048	1,337,222
Whirlpool Corp.	179	1,310	1,489	28,078	205,486	233,564

				1,123,907	12,683,358	13,807,265

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	28,352	217,707	246,059	11,306,494	86,819,374	98,125,868
Ctrip.com International Ltd. (ADR)*	—	46,105	46,105	—	2,287,730	2,287,730
Expedia, Inc.	41,222	25,064	66,286	2,871,525	1,745,958	4,617,483
Groupon, Inc.*	13,533	98,767	112,300	159,283	1,162,488	1,321,771
HomeAway, Inc.*	1,971	14,274	16,245	80,574	583,521	664,095
Liberty Interactive Corp.	1,384	10,123	11,507	40,620	297,110	337,730
Liberty Ventures*	1,186	8,654	9,840	145,392	1,060,894	1,206,286
Netflix, Inc.*	1,619	53,981	55,600	596,067	19,874,185	20,470,252
priceline.com, Inc.*	5,099	58,639	63,738	5,927,078	68,161,974	74,089,052
TripAdvisor, Inc.*	3,612	57,810	61,422	299,182	4,788,402	5,087,584
zulily, Inc., Class A*	264	1,835	2,099	10,938	76,024	86,962

				21,437,153	186,857,660	208,294,813

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,148	22,972	26,120	173,171	1,263,689	1,436,860
Mattel, Inc.	11,132	81,210	92,342	529,661	3,863,972	4,393,633
Polaris Industries, Inc.	2,087	15,228	17,315	303,951	2,217,806	2,521,757

				1,006,783	7,345,467	8,352,250

See notes to pro-forma combined financial statements.

56

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/ Large Cap Growth PLUS	Combined Pro-forma
Media (4.3%)
AMC Networks, Inc., Class A*	1,936	161,614	163,550	131,861	11,007,530	11,139,391
Cablevision Systems Corp. - New York Group, Class A	6,281	45,859	52,140	112,618	822,252	934,870
CBS Corp. (Non-Voting), Class B	18,114	132,148	150,262	1,154,586	8,423,114	9,577,700
Charter Communications, Inc., Class A*	2,133	27,476	29,609	291,709	3,757,618	4,049,327
Cinemark Holdings, Inc.	3,717	27,133	30,850	123,888	904,343	1,028,231
Clear Channel Outdoor Holdings, Inc., Class A	1,368	10,072	11,440	13,872	102,130	116,002
Comcast Corp., Class A	181,557	979,249	1,160,806	9,434,610	50,886,674	60,321,284
DIRECTV*	15,836	115,679	131,515	1,094,109	7,992,262	9,086,371
Discovery Communications, Inc., Class A*	7,887	57,537	65,424	713,143	5,202,496	5,915,639
Discovery Communications, Inc., Class C*	—	156,514	156,514	—	13,125,264	13,125,264
DISH Network Corp., Class A*	6,720	49,023	55,743	389,222	2,839,412	3,228,634
Interpublic Group of Cos., Inc.	6,283	45,873	52,156	111,209	811,952	923,161
Lamar Advertising Co., Class A*	2,540	18,538	21,078	132,715	968,610	1,101,325
Liberty Global plc, Class A*	61,574	128,070	189,644	5,479,470	11,396,949	16,876,419
Liberty Global plc*	—	118,963	118,963	—	10,030,960	10,030,960
Lions Gate Entertainment Corp.	2,604	19,019	21,623	82,443	602,142	684,585
Madison Square Garden Co., Class A*	1,971	14,390	16,361	113,490	828,576	942,066
Morningstar, Inc.	667	4,873	5,540	52,086	380,533	432,619
News Corp., Class A*	11,802	86,109	97,911	212,672	1,551,684	1,764,356
Omnicom Group, Inc.	8,334	60,798	69,132	619,800	4,521,547	5,141,347
Regal Entertainment Group, Class A	584	4,303	4,887	11,359	83,693	95,052
Scripps Networks Interactive, Inc., Class A	3,534	25,783	29,317	305,373	2,227,909	2,533,282
Sirius XM Holdings, Inc.*	1,132,753	2,422,447	3,555,200	3,953,308	8,454,340	12,407,648
Starz, Class A*	3,081	22,953	26,034	90,088	671,146	761,234
Time Warner Cable, Inc.	9,377	68,411	77,788	1,270,584	9,269,691	10,540,275
Time Warner, Inc.	69,909	—	69,909	4,874,055	—	4,874,055
Twenty-First Century Fox, Inc., Class A	47,203	445,991	493,194	1,660,602	15,689,963	17,350,565
Viacom, Inc., Class B	24,559	105,020	129,579	2,144,983	9,172,447	11,317,430
Walt Disney Co.	66,896	434,518	501,414	5,110,854	33,197,175	38,308,029

				39,684,709	214,922,412	254,607,121

Multiline Retail (0.4%)
Big Lots, Inc.*	498	3,661	4,159	16,080	118,214	134,294
Dillard’s, Inc., Class A	586	4,282	4,868	56,965	416,253	473,218
Dollar General Corp.*	10,546	76,934	87,480	636,135	4,640,659	5,276,794
Dollar Tree, Inc.*	6,710	75,915	82,625	378,578	4,283,124	4,661,702
Family Dollar Stores, Inc.	3,103	22,642	25,745	201,602	1,471,051	1,672,653
Macy’s, Inc.	9,584	69,917	79,501	511,786	3,733,568	4,245,354
Nordstrom, Inc.	4,674	34,099	38,773	288,853	2,107,318	2,396,171
Target Corp.	16,214	118,288	134,502	1,025,860	7,484,082	8,509,942

				3,115,859	24,254,269	27,370,128

See notes to pro-forma combined financial statements.

57

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/ Large Cap Growth PLUS	Combined Pro-forma
Specialty Retail (3.6%)
Aaron’s, Inc.	370	2,729	3,099	10,878	80,233	91,111
Abercrombie & Fitch Co., Class A	296	2,187	2,483	9,741	71,974	81,715
Advance Auto Parts, Inc.	2,352	17,156	19,508	260,319	1,898,826	2,159,145
American Eagle Outfitters, Inc.	4,001	29,238	33,239	57,614	421,027	478,641
Ascena Retail Group, Inc.*	594	4,375	4,969	12,569	92,575	105,144
AutoNation, Inc.*	1,638	184,924	186,562	81,392	9,188,873	9,270,265
AutoZone, Inc.*	1,143	18,326	19,469	546,285	8,758,728	9,305,013
Bed Bath & Beyond, Inc.*	7,045	51,394	58,439	565,713	4,126,938	4,692,651
Best Buy Co., Inc.	2,351	242,412	244,763	93,758	9,667,390	9,761,148
Cabela’s, Inc.*	1,532	11,188	12,720	102,123	745,792	847,915
CarMax, Inc.*	35,105	123,631	158,736	1,650,637	5,813,130	7,463,767
Chico’s FAS, Inc.	4,895	35,745	40,640	92,222	673,436	765,658
Dick’s Sporting Goods, Inc.	3,185	23,238	26,423	185,049	1,350,128	1,535,177
DSW, Inc., Class A	2,092	15,269	17,361	89,391	652,444	741,835
Foot Locker, Inc.	572	4,192	4,764	23,704	173,716	197,420
Gap, Inc.	8,998	65,642	74,640	351,642	2,565,289	2,916,931
GNC Holdings, Inc., Class A	3,169	23,124	26,293	185,228	1,351,598	1,536,826
Home Depot, Inc.	47,118	570,239	617,357	3,879,696	46,953,479	50,833,175
L Brands, Inc.	7,736	56,434	64,170	478,472	3,490,443	3,968,915
Lowe’s Cos., Inc.	35,082	355,634	390,716	1,738,313	17,621,665	19,359,978
Lumber Liquidators Holdings, Inc.*	8,998	—	8,998	925,804	—	925,804
O’Reilly Automotive, Inc.*	3,560	25,974	29,534	458,208	3,343,113	3,801,321
PetSmart, Inc.	3,330	24,294	27,624	242,257	1,767,388	2,009,645
Restoration Hardware Holdings, Inc.*	—	103,342	103,342	—	6,954,917	6,954,917
Ross Stores, Inc.	7,084	88,018	95,102	530,804	6,595,189	7,125,993
Sally Beauty Holdings, Inc.*	5,473	39,938	45,411	165,449	1,207,326	1,372,775
Signet Jewelers Ltd.	227	1,668	1,895	17,865	131,272	149,137
Tiffany & Co.	3,601	26,265	29,866	334,101	2,436,867	2,770,968
TJX Cos., Inc.	23,198	782,431	805,629	1,478,409	49,864,328	51,342,737
Tractor Supply Co.	4,498	85,059	89,557	348,955	6,598,877	6,947,832
Ulta Salon Cosmetics & Fragrance, Inc.*	2,052	14,975	17,027	198,059	1,445,387	1,643,446
Urban Outfitters, Inc.*	3,470	25,326	28,796	128,737	939,595	1,068,332
Williams-Sonoma, Inc.	3,149	22,977	26,126	183,524	1,339,100	1,522,624

				15,426,918	198,321,043	213,747,961

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	1,758	13,009	14,767	126,207	933,916	1,060,123
Coach, Inc.	9,056	66,067	75,123	508,313	3,708,341	4,216,654
Deckers Outdoor Corp.*	488	3,568	4,056	41,216	301,353	342,569
Fossil Group, Inc.*	1,560	11,488	13,048	187,106	1,377,871	1,564,977
Hanesbrands, Inc.	3,176	23,174	26,350	223,178	1,628,437	1,851,615
Lululemon Athletica, Inc.*	—	6,247	6,247	—	368,761	368,761
Michael Kors Holdings Ltd.*	27,983	143,907	171,890	2,271,940	11,683,809	13,955,749
NIKE, Inc., Class B	74,095	208,038	282,133	5,826,831	16,360,108	22,186,939
Prada S.p.A.	—	184,000	184,000	—	1,637,285	1,637,285
PVH Corp.	2,314	16,883	19,197	314,750	2,296,426	2,611,176

See notes to pro-forma combined financial statements.

58

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/ Equity Growth PLUS	EQ/ Large Cap Growth PLUS	Combined Pro-forma
Ralph Lauren Corp.	1,934	14,105	16,039	341,486	2,490,520	2,832,006
Under Armour, Inc., Class A*	2,699	126,861	129,560	235,623	11,074,965	11,310,588
VF Corp.	11,288	82,348	93,636	703,694	5,133,574	5,837,268

				10,780,344	58,995,366	69,775,710

Total Consumer Discretionary				115,802,355	953,775,933	1,069,578,288

Consumer Staples (5.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	4,875	35,561	40,436	368,404	2,687,345	3,055,749
Coca-Cola Co.	123,347	899,297	1,022,644	5,095,465	37,149,959	42,245,424
Coca-Cola Enterprises, Inc.	8,372	61,367	69,739	369,456	2,708,126	3,077,582
Constellation Brands, Inc., Class A*	4,664	235,580	240,244	328,252	16,580,120	16,908,372
Dr. Pepper Snapple Group, Inc.	6,577	47,977	54,554	320,432	2,337,440	2,657,872
Monster Beverage Corp.*	4,325	55,917	60,242	293,105	3,789,495	4,082,600
PepsiCo, Inc.	49,877	394,860	444,737	4,136,798	32,749,688	36,886,486

				10,911,912	98,002,173	108,914,085

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	14,064	134,589	148,653	1,673,757	16,017,437	17,691,194
CVS Caremark Corp.	4,538	116,510	121,048	324,785	8,338,621	8,663,406
Fresh Market, Inc.*	1,324	9,677	11,001	53,622	391,918	445,540
Kroger Co.	16,761	122,277	139,038	662,562	4,833,610	5,496,172
Safeway, Inc.	607	4,451	5,058	19,770	144,969	164,739
Sprouts Farmers Market, Inc.*	462	3,402	3,864	17,755	130,739	148,494
Sysco Corp.	6,619	48,287	54,906	238,946	1,743,161	1,982,107
Walgreen Co.	22,994	167,747	190,741	1,320,775	9,635,387	10,956,162
Wal-Mart Stores, Inc.	34,448	251,026	285,474	2,710,713	19,753,236	22,463,949
Whole Foods Market, Inc.	11,954	173,224	185,178	691,300	10,017,544	10,708,844

				7,713,985	71,006,622	78,720,607

Food Products (0.8%)
Archer-Daniels-Midland Co.	1,615	11,798	13,413	70,091	512,033	582,124
Campbell Soup Co.	3,726	27,193	30,919	161,261	1,176,913	1,338,174
ConAgra Foods, Inc.	12,426	90,649	103,075	418,756	3,054,871	3,473,627
Flowers Foods, Inc.	5,512	40,235	45,747	118,343	863,845	982,188
General Mills, Inc.	20,777	151,571	172,348	1,036,980	7,564,909	8,601,889
Green Mountain Coffee Roasters, Inc.*	4,808	51,984	56,792	363,389	3,928,951	4,292,340
Hershey Co.	4,834	35,266	40,100	470,010	3,428,913	3,898,923
Hillshire Brands Co.	3,967	28,956	32,923	132,657	968,289	1,100,946
Hormel Foods Corp.	4,322	31,536	35,858	195,225	1,424,481	1,619,706
Ingredion, Inc.	305	2,238	2,543	20,880	153,214	174,094
J.M. Smucker Co.	453	3,313	3,766	46,940	343,293	390,233
Kellogg Co.	7,720	56,319	64,039	471,460	3,439,401	3,910,861
Kraft Foods Group, Inc.	19,159	139,772	158,931	1,033,053	7,536,506	8,569,559
McCormick & Co., Inc. (Non-Voting)	4,251	31,014	35,265	292,979	2,137,485	2,430,464
Mead Johnson Nutrition Co.	6,526	47,606	54,132	546,618	3,987,479	4,534,097

See notes to pro-forma combined financial statements.

59

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Mondelez International, Inc., Class A	51,954	—	51,954	1,833,976	—	1,833,976
Nestle S.A. (Registered)	—	24,107	24,107	—	1,764,685	1,764,685
Pinnacle Foods, Inc.	622	4,569	5,191	17,080	125,465	142,545
WhiteWave Foods Co., Class A*	4,468	32,616	37,084	102,496	748,211	850,707

				7,332,194	43,158,944	50,491,138

Household Products (0.6%)
Church & Dwight Co., Inc.	4,454	32,491	36,945	295,211	2,153,503	2,448,714
Clorox Co.	3,548	25,880	29,428	329,112	2,400,629	2,729,741
Colgate-Palmolive Co.	30,061	219,305	249,366	1,960,278	14,300,879	16,261,157
Kimberly-Clark Corp.	10,363	75,598	85,961	1,082,519	7,896,967	8,979,486
Procter & Gamble Co.	—	18,941	18,941	—	1,541,987	1,541,987

				3,667,120	28,293,965	31,961,085

Personal Products (0.2%)
Avon Products, Inc.	13,959	101,845	115,804	240,374	1,753,771	1,994,145
Coty, Inc., Class A	1,220	8,975	10,195	18,605	136,869	155,474
Estee Lauder Cos., Inc., Class A	37,157	54,455	91,612	2,798,665	4,101,550	6,900,215
Herbalife Ltd.	2,748	20,049	22,797	216,268	1,577,856	1,794,124
Nu Skin Enterprises, Inc., Class A	1,883	13,735	15,618	260,268	1,898,452	2,158,720

				3,534,180	9,468,498	13,002,678

Tobacco (1.1%)
Altria Group, Inc.	64,818	472,275	537,093	2,488,363	18,130,637	20,619,000
Lorillard, Inc.	12,175	88,817	100,992	617,029	4,501,246	5,118,275
Philip Morris International, Inc.	52,746	384,539	437,285	4,595,759	33,504,883	38,100,642
Reynolds American, Inc.	7,690	56,096	63,786	384,423	2,804,239	3,188,662

				8,085,574	58,941,005	67,026,579

Total Consumer Staples				41,244,965	308,871,207	350,116,172

Energy (3.6%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	344	2,526	2,870	18,366	134,863	153,229
Baker Hughes, Inc.	898	6,562	7,460	49,623	362,616	412,239
Cameron International Corp.*	5,037	36,743	41,780	299,853	2,187,311	2,487,164
Dresser-Rand Group, Inc.*	2,455	17,919	20,374	146,392	1,068,510	1,214,902
Dril-Quip, Inc.*	1,308	9,548	10,856	143,788	1,049,612	1,193,400
FMC Technologies, Inc.*	40,134	96,885	137,019	2,095,396	5,058,366	7,153,762
Frank’s International N.V.	496	3,658	4,154	13,392	98,766	112,158
Halliburton Co.	27,350	199,704	227,054	1,388,013	10,134,978	11,522,991
Oceaneering International, Inc.	3,487	25,441	28,928	275,055	2,006,786	2,281,841
RPC, Inc.	1,632	11,953	13,585	29,131	213,361	242,492
Schlumberger Ltd.	42,882	614,302	657,184	3,864,097	55,354,753	59,218,850
Seadrill Ltd.	11,390	83,092	94,482	467,901	3,413,419	3,881,320

				8,791,007	81,083,341	89,874,348

See notes to pro-forma combined financial statements.

60

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.	889	6,495	7,384	70,515	515,183	585,698
Antero Resources Corp.*	562	105,058	105,620	35,653	6,664,879	6,700,532
Cabot Oil & Gas Corp.	48,798	189,887	238,685	1,891,410	7,360,020	9,251,430
Cheniere Energy, Inc.*	7,778	56,739	64,517	335,387	2,446,586	2,781,973
Cobalt International Energy, Inc.*	8,139	59,407	67,546	133,887	977,245	1,111,132
Concho Resources, Inc.*	14,548	93,869	108,417	1,571,184	10,137,852	11,709,036
Continental Resources, Inc.*	1,377	124,599	125,976	154,940	14,019,879	14,174,819
CVR Energy, Inc.	504	3,703	4,207	21,889	160,821	182,710
EOG Resources, Inc.	8,208	75,083	83,291	1,377,631	12,601,931	13,979,562
EQT Corp.	4,436	59,944	64,380	398,264	5,381,772	5,780,036
Gulfport Energy Corp.*	2,244	103,446	105,690	141,709	6,532,615	6,674,324
Kinder Morgan, Inc.	19,552	142,638	162,190	703,872	5,134,968	5,838,840
Kosmos Energy Ltd.*	3,260	23,855	27,115	36,447	266,699	303,146
Laredo Petroleum Holdings, Inc.*	58,032	8,908	66,940	1,606,906	246,663	1,853,569
Marathon Petroleum Corp.	—	59,500	59,500	—	5,457,935	5,457,935
Noble Energy, Inc.	1,468	10,719	12,187	99,986	730,071	830,057
Oasis Petroleum, Inc.*	3,258	23,676	26,934	153,028	1,112,062	1,265,090
Pioneer Natural Resources Co.	3,249	108,608	111,857	598,043	19,991,475	20,589,518
QEP Resources, Inc.	584	4,292	4,876	17,900	131,550	149,450
Range Resources Corp.	5,256	93,181	98,437	443,133	7,856,090	8,299,223
SM Energy Co.	2,136	15,588	17,724	177,523	1,295,519	1,473,042
Southwestern Energy Co.*	11,330	82,650	93,980	445,609	3,250,624	3,696,233
Whiting Petroleum Corp.*	304	2,234	2,538	18,808	138,218	157,026
Williams Cos., Inc.	12,080	88,122	100,202	465,926	3,398,866	3,864,792
World Fuel Services Corp.	443	3,252	3,695	19,120	140,356	159,476

				10,918,770	115,949,879	126,868,649

Total Energy				19,709,777	197,033,220	216,742,997

Financials (4.7%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	1,700	72,570	74,270	368,696	15,738,982	16,107,678
Ameriprise Financial, Inc.	2,072	15,118	17,190	238,384	1,739,326	1,977,710
Artisan Partners Asset Management, Inc., Class A	172	1,266	1,438	11,213	82,531	93,744
BlackRock, Inc.	1,486	20,535	22,021	470,274	6,498,711	6,968,985
Charles Schwab Corp.	4,813	35,133	39,946	125,138	913,458	1,038,596
Eaton Vance Corp.	3,869	28,232	32,101	165,554	1,208,047	1,373,601
Federated Investors, Inc., Class B	2,205	16,113	18,318	63,504	464,054	527,558
Franklin Resources, Inc.	13,241	132,810	146,051	764,403	7,667,121	8,431,524
Invesco Ltd.	—	81,803	81,803	—	2,977,629	2,977,629
Lazard Ltd., Class A	4,130	30,133	34,263	187,172	1,365,628	1,552,800
LPL Financial Holdings, Inc.	1,433	10,473	11,906	67,394	492,545	559,939
SEI Investments Co.	4,396	32,079	36,475	152,673	1,114,104	1,266,777
T. Rowe Price Group, Inc.	8,358	60,976	69,334	700,150	5,107,960	5,808,110
TD Ameritrade Holding Corp.	—	82,682	82,682	—	2,533,377	2,533,377
Waddell & Reed Financial, Inc., Class A	2,770	20,212	22,982	180,382	1,316,205	1,496,587

				3,494,937	49,219,678	52,714,615

See notes to pro-forma combined financial statements.

61

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Commercial Banks (0.0%)
Signature Bank/New York*	148	1,088	1,236	15,898	116,873	132,771

Consumer Finance (1.0%)
American Express Co.	30,572	617,079	647,651	2,773,798	55,987,578	58,761,376
Discover Financial Services	27,536	—	27,536	1,540,639	—	1,540,639

				4,314,437	55,987,578	60,302,015

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	2,813	20,530	23,343	146,163	1,066,739	1,212,902
Citigroup, Inc.	—	504,182	504,182	—	26,272,924	26,272,924
IntercontinentalExchange Group, Inc.	10,704	93,601	104,305	2,407,544	21,052,737	23,460,281
Leucadia National Corp.	1,288	9,426	10,714	36,502	267,133	303,635
McGraw Hill Financial, Inc.	4,170	30,419	34,589	326,094	2,378,766	2,704,860
Moody’s Corp.	35,214	45,722	80,936	2,763,243	3,587,805	6,351,048
MSCI, Inc.*	1,631	11,912	13,543	71,307	520,792	592,099

				5,750,853	55,146,896	60,897,749

Insurance (0.8%)
Allied World Assurance Co. Holdings AG	369	2,700	3,069	41,627	304,587	346,214
American Financial Group, Inc./Ohio	341	2,503	2,844	19,682	144,473	164,155
American International Group, Inc.	—	298,807	298,807	—	15,254,097	15,254,097
Aon plc	7,682	56,038	63,720	644,443	4,701,028	5,345,471
Arch Capital Group Ltd.*	271	1,989	2,260	16,176	118,723	134,899
Arthur J. Gallagher & Co.	4,086	29,811	33,897	191,756	1,399,030	1,590,786
Axis Capital Holdings Ltd.	980	7,167	8,147	46,619	340,934	387,553
Brown & Brown, Inc.	1,741	12,725	14,466	54,650	399,438	454,088
Chubb Corp.	1,195	8,722	9,917	115,473	842,807	958,280
eHealth, Inc.*	—	97,160	97,160	—	4,516,968	4,516,968
Endurance Specialty Holdings Ltd.	474	3,472	3,946	27,810	203,702	231,512
Erie Indemnity Co., Class A	801	5,852	6,653	58,569	427,898	486,467
Hanover Insurance Group, Inc.	406	2,977	3,383	24,242	177,757	201,999
Loews Corp.	792	5,797	6,589	38,206	279,647	317,853
Marsh & McLennan Cos., Inc.	11,869	86,585	98,454	573,985	4,187,251	4,761,236
Progressive Corp.	15,630	114,021	129,651	426,230	3,109,353	3,535,583
Prudential Financial, Inc.	5,743	41,893	47,636	529,619	3,863,373	4,392,992
Travelers Cos., Inc.	3,276	23,896	27,172	296,609	2,163,544	2,460,153
Validus Holdings Ltd.	290	2,137	2,427	11,684	86,100	97,784

				3,117,380	42,520,710	45,638,090

Real Estate Investment Trusts (REITs) (0.9%)
American Homes 4 Rent (REIT), Class A	315	2,370	2,685	5,103	38,394	43,497
American Tower Corp. (REIT)	12,746	225,429	238,175	1,017,386	17,993,743	19,011,129
Apartment Investment & Management Co. (REIT), Class A	2,582	18,868	21,450	66,900	488,870	555,770
Boston Properties, Inc. (REIT)	465	3,399	3,864	46,672	341,158	387,830
Brixmor Property Group, Inc. (REIT)*	320	2,153	2,473	6,506	43,771	50,277

See notes to pro-forma combined financial statements.

62

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
CBL & Associates Properties, Inc. (REIT)	1,720	12,596	14,316	30,891	226,224	257,115
Corrections Corp. of America (REIT)	2,351	17,170	19,521	75,397	550,642	626,039
Digital Realty Trust, Inc. (REIT)	3,253	23,744	26,997	159,787	1,166,305	1,326,092
Equity Lifestyle Properties, Inc. (REIT)	1,942	14,165	16,107	70,359	513,198	583,557
Extra Space Storage, Inc. (REIT)	287	2,114	2,401	12,091	89,063	101,154
Federal Realty Investment Trust (REIT)	1,382	10,085	11,467	140,149	1,022,720	1,162,869
Omega Healthcare Investors, Inc. (REIT)	3,937	28,741	32,678	117,323	856,482	973,805
Plum Creek Timber Co., Inc. (REIT)	5,715	41,595	47,310	265,805	1,934,583	2,200,388
Public Storage (REIT)	4,301	31,375	35,676	647,387	4,722,565	5,369,952
Rayonier, Inc. (REIT)	4,062	29,642	33,704	171,010	1,247,928	1,418,938
Regency Centers Corp. (REIT)	1,238	9,044	10,282	57,319	418,737	476,056
Senior Housing Properties Trust (REIT)	444	3,277	3,721	9,870	72,848	82,718
Simon Property Group, Inc. (REIT)	7,464	54,455	61,919	1,135,722	8,285,873	9,421,595
Spirit Realty Capital, Inc. (REIT)	2,305	16,905	19,210	22,658	166,176	188,834
Tanger Factory Outlet Centers (REIT)	3,044	22,222	25,266	97,469	711,548	809,017
Taubman Centers, Inc. (REIT)	376	2,744	3,120	24,034	175,396	199,430
Ventas, Inc. (REIT)	4,262	31,091	35,353	244,127	1,780,892	2,025,019
Vornado Realty Trust (REIT)	1,169	8,535	9,704	103,795	757,823	861,618
Weyerhaeuser Co. (REIT)	18,767	136,904	155,671	592,474	4,322,059	4,914,533

				5,120,234	47,926,998	53,047,232

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,994	65,616	74,610	236,542	1,725,701	1,962,243
Realogy Holdings Corp.*	3,454	25,202	28,656	170,870	1,246,743	1,417,613
St. Joe Co.*	143	444	587	2,744	8,520	11,264

				410,156	2,980,964	3,391,120

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	691	5,060	5,751	25,539	187,017	212,556
Ocwen Financial Corp.*	3,340	24,373	27,713	185,203	1,351,483	1,536,686

				210,742	1,538,500	1,749,242

Total Financials				22,434,637	255,438,197	277,872,834

Health Care (10.6%)
Biotechnology (5.5%)
Alexion Pharmaceuticals, Inc.*	6,289	163,931	170,220	836,814	21,812,659	22,649,473
Alkermes plc*	4,075	29,735	33,810	165,689	1,209,025	1,374,714
Amgen, Inc.	24,199	176,334	200,533	2,762,558	20,130,289	22,892,847
ARIAD Pharmaceuticals, Inc.*	5,953	43,678	49,631	40,599	297,884	338,483
Biogen Idec, Inc.*	7,662	253,018	260,680	2,143,445	70,781,785	72,925,230
BioMarin Pharmaceutical, Inc.*	4,480	32,684	37,164	314,810	2,296,705	2,611,515
Celgene Corp.*	13,462	354,679	368,141	2,274,540	59,926,564	62,201,104
Cubist Pharmaceuticals, Inc.*	2,102	15,341	17,443	144,765	1,056,535	1,201,300
Gilead Sciences, Inc.*	99,062	1,313,355	1,412,417	7,444,509	98,698,628	106,143,137
Incyte Corp.*	3,317	60,207	63,524	167,940	3,048,280	3,216,220
Medivation, Inc.*	2,417	17,637	20,054	154,253	1,125,593	1,279,846

See notes to pro-forma combined financial statements.

63

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/ Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Myriad Genetics, Inc.*	2,410	18,130	20,540	50,562	380,367	430,929
Pharmacyclics, Inc.*	1,884	30,625	32,509	199,290	3,239,512	3,438,802
Quintiles Transnational Holdings, Inc.*	395	2,899	3,294	18,304	134,340	152,644
Regeneron Pharmaceuticals, Inc.*	13,735	28,428	42,163	3,780,421	7,824,523	11,604,944
Seattle Genetics, Inc.*	3,236	23,621	26,857	129,084	942,242	1,071,326
Theravance, Inc.*	2,553	18,512	21,065	91,014	659,953	750,967
United Therapeutics Corp.*	34,819	10,944	45,763	3,937,333	1,237,548	5,174,881
Vertex Pharmaceuticals, Inc.*	7,503	79,942	87,445	557,473	5,939,691	6,497,164

				25,213,403	300,742,123	325,955,526

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	17,467	127,423	144,890	1,214,830	8,862,270	10,077,100
Becton, Dickinson and Co.	6,261	45,672	51,933	691,778	5,046,299	5,738,077
Boston Scientific Corp.*	—	740,860	740,860	—	8,905,137	8,905,137
C.R. Bard, Inc.	2,594	18,923	21,517	347,440	2,534,547	2,881,987
Cooper Cos., Inc.	1,154	8,423	9,577	142,911	1,043,104	1,186,015
DENTSPLY International, Inc.	1,289	9,417	10,706	62,491	456,536	519,027
Edwards Lifesciences Corp.*	3,641	26,564	30,205	239,432	1,746,849	1,986,281
Hologic, Inc.*	2,544	18,594	21,138	56,858	415,576	472,434
IDEXX Laboratories, Inc.*	1,744	37,004	38,748	185,509	3,936,116	4,121,625
Intuitive Surgical, Inc.*	9,237	8,950	18,187	3,547,747	3,437,516	6,985,263
ResMed, Inc.	4,592	33,504	38,096	216,191	1,577,368	1,793,559
Sirona Dental Systems, Inc.*	1,771	12,927	14,698	124,324	907,475	1,031,799
St. Jude Medical, Inc.	5,809	42,373	48,182	359,868	2,625,007	2,984,875
Stryker Corp.	6,226	65,928	72,154	467,822	4,953,830	5,421,652
Varian Medical Systems, Inc.*	3,495	25,495	28,990	271,527	1,980,707	2,252,234
Zimmer Holdings, Inc.	304	2,228	2,532	28,330	207,627	235,957

				7,957,058	48,635,964	56,593,022

Health Care Providers & Services (1.6%)
Aetna, Inc.	3,243	23,661	26,904	222,437	1,622,908	1,845,345
AmerisourceBergen Corp.	7,442	54,291	61,733	523,247	3,817,200	4,340,447
Brookdale Senior Living, Inc.*	3,204	23,398	26,602	87,085	635,958	723,043
Cardinal Health, Inc.	—	71,501	71,501	—	4,776,982	4,776,982
Catamaran Corp.*	6,637	48,413	55,050	315,125	2,298,649	2,613,774
Cigna Corp.	534	3,902	4,436	46,714	341,347	388,061
Community Health Systems, Inc.*	238	1,756	1,994	9,346	68,958	78,304
DaVita HealthCare Partners, Inc.*	5,937	43,309	49,246	376,228	2,744,491	3,120,719
Envision Healthcare Holdings, Inc.*	1,005	197,752	198,757	35,697	7,024,151	7,059,848
Express Scripts Holding Co.*	23,028	167,998	191,026	1,617,487	11,800,179	13,417,666
HCA Holdings, Inc.*	630	4,615	5,245	30,057	220,182	250,239
Health Management Associates, Inc., Class A*	8,360	61,028	69,388	109,516	799,467	908,983
Henry Schein, Inc.*	2,808	20,487	23,295	320,842	2,340,845	2,661,687
Laboratory Corp. of America Holdings*	2,818	20,698	23,516	257,481	1,891,176	2,148,657
McKesson Corp.	7,304	160,069	167,373	1,178,866	25,835,137	27,014,003
MEDNAX, Inc.*	2,098	15,314	17,412	111,991	817,461	929,452

See notes to pro-forma combined financial statements.

64

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Patterson Cos., Inc.	2,522	18,416	20,938	103,906	758,739	862,645
Premier, Inc., Class A*	689	4,918	5,607	25,328	180,786	206,114
Quest Diagnostics, Inc.	337	2,472	2,809	18,043	132,351	150,394
Team Health Holdings, Inc.*	—	84,021	84,021	—	3,827,157	3,827,157
Tenet Healthcare Corp.*	3,336	24,350	27,686	140,512	1,025,622	1,166,134
UnitedHealth Group, Inc.	—	253,441	253,441	—	19,084,107	19,084,107
Universal Health Services, Inc., Class B	1,968	14,362	16,330	159,920	1,167,056	1,326,976

				5,689,828	93,210,909	98,900,737

Health Care Technology (0.1%)
Cerner Corp.*	9,558	69,725	79,283	532,763	3,886,471	4,419,234
Veeva Systems, Inc., Class A*	327	2,279	2,606	10,497	73,156	83,653

				543,260	3,959,627	4,502,887

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,310	9,565	10,875	74,919	547,022	621,941
Bruker Corp.*	3,528	25,776	29,304	69,748	509,592	579,340
Charles River Laboratories International, Inc.*	713	5,218	5,931	37,817	276,763	314,580
Covance, Inc.*	1,801	13,145	14,946	158,596	1,157,549	1,316,145
Illumina, Inc.*	4,009	29,244	33,253	443,476	3,234,971	3,678,447
Life Technologies Corp.*	3,611	26,340	29,951	273,714	1,996,572	2,270,286
Mettler-Toledo International, Inc.*	973	7,098	8,071	236,040	1,721,904	1,957,944
Techne Corp.	552	4,038	4,590	52,258	382,277	434,535
Waters Corp.*	2,762	20,148	22,910	276,200	2,014,800	2,291,000

				1,622,768	11,841,450	13,464,218

Pharmaceuticals (2.3%)
AbbVie, Inc.	120,771	500,625	621,396	6,377,917	26,438,006	32,815,923
Actavis plc*	5,596	94,852	100,448	940,128	15,935,136	16,875,264
Allergan, Inc.	25,753	69,689	95,442	2,860,643	7,741,054	10,601,697
Bristol-Myers Squibb Co.	45,638	510,735	556,373	2,425,660	27,145,565	29,571,225
Eli Lilly and Co.	6,997	51,041	58,038	356,847	2,603,091	2,959,938
Endo Health Solutions, Inc.*	3,618	26,394	30,012	244,070	1,780,539	2,024,609
Forest Laboratories, Inc. (Contingent Value Shares)*†(b)	—	306	306	—	—	—
Jazz Pharmaceuticals plc*	1,672	12,196	13,868	211,608	1,543,526	1,755,134
Johnson & Johnson	11,678	85,195	96,873	1,069,588	7,803,010	8,872,598
Mylan, Inc.*	12,283	89,602	101,885	533,082	3,888,727	4,421,809
Novo Nordisk A/S, Class B	—	8,479	8,479	—	1,554,216	1,554,216
Perrigo Co. plc	4,060	29,640	33,700	623,048	4,548,555	5,171,603
Salix Pharmaceuticals Ltd.*	1,976	14,420	16,396	177,721	1,296,935	1,474,656
Shire plc (ADR)	—	37,090	37,090	—	5,240,446	5,240,446
Valeant Pharmaceuticals International, Inc.*	25,471	44,445	69,916	2,990,295	5,217,843	8,208,138
Zoetis, Inc.	16,114	117,549	133,663	526,767	3,842,677	4,369,444

				19,337,374	116,579,326	135,916,700

Total Health Care				60,363,691	574,969,399	635,333,090

See notes to pro-forma combined financial statements.

65

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Industrials (9.7%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.*	2,979	147,760	150,739	259,263	12,859,553	13,118,816
Boeing Co.	24,474	243,684	268,158	3,340,456	33,260,429	36,600,885
Hexcel Corp.*	3,232	23,586	26,818	144,438	1,054,058	1,198,496
Honeywell International, Inc.	25,392	184,988	210,380	2,320,067	16,902,354	19,222,421
Huntington Ingalls Industries, Inc.	1,616	11,798	13,414	145,456	1,061,938	1,207,394
Lockheed Martin Corp.	8,367	61,038	69,405	1,243,838	9,073,909	10,317,747
Precision Castparts Corp.	26,271	118,274	144,545	7,074,780	31,851,188	38,925,968
Rockwell Collins, Inc.	3,896	28,423	32,319	287,992	2,101,028	2,389,020
Rolls-Royce Holdings plc*	—	1,294,777	1,294,777	—	27,337,097	27,337,097
Rolls-Royce Holdings plc (Preference)*†(b)	—	111,350,822	111,350,822	—	184,391	184,391
Spirit AeroSystems Holdings, Inc., Class A*	501	3,683	4,184	17,074	125,517	142,591
TransDigm Group, Inc.	1,689	12,321	14,010	271,963	1,983,928	2,255,891
Triumph Group, Inc.	338	2,476	2,814	25,712	188,349	214,061
United Technologies Corp.	58,202	202,528	260,730	6,623,388	23,047,686	29,671,074

				21,754,427	161,031,425	182,785,852

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	4,889	35,888	40,777	285,224	2,093,706	2,378,930
Expeditors International of Washington, Inc.	6,659	48,579	55,238	294,661	2,149,620	2,444,281
United Parcel Service, Inc., Class B	23,375	208,823	232,198	2,456,245	21,943,121	24,399,366

				3,036,130	26,186,447	29,222,577

Airlines (0.6%)
Alaska Air Group, Inc.	2,092	15,267	17,359	153,490	1,120,140	1,273,630
American Airlines Group, Inc.*	3,688	26,938	30,626	93,122	680,185	773,307
Copa Holdings S.A., Class A	1,072	73,518	74,590	171,638	11,770,967	11,942,605
Delta Air Lines, Inc.	12,642	571,586	584,228	347,276	15,701,467	16,048,743
Southwest Airlines Co.	2,562	18,730	21,292	48,268	352,873	401,141
United Continental Holdings, Inc.*	11,471	150,083	161,554	433,948	5,677,640	6,111,588

				1,247,742	35,303,272	36,551,014

Building Products (0.3%)
A.O. Smith Corp.	1,067	7,801	8,868	57,554	420,786	478,340
Allegion plc*	2,286	16,696	18,982	101,033	737,810	838,843
Armstrong World Industries, Inc.*	811	5,941	6,752	46,722	342,261	388,983
Fortune Brands Home & Security, Inc.	4,675	232,993	237,668	213,647	10,647,780	10,861,427
Lennox International, Inc.	1,624	11,856	13,480	138,137	1,008,471	1,146,608
Masco Corp.	11,502	83,915	95,417	261,901	1,910,745	2,172,646

				818,994	15,067,853	15,886,847

Commercial Services & Supplies (0.2%)
Cintas Corp.	934	6,824	7,758	55,657	406,642	462,299
Clean Harbors, Inc.*	1,951	14,245	16,196	116,982	854,130	971,112
Copart, Inc.*	3,600	26,280	29,880	131,940	963,162	1,095,102
Iron Mountain, Inc.	4,943	36,071	41,014	150,020	1,094,755	1,244,775
KAR Auction Services, Inc.	916	6,712	7,628	27,068	198,340	225,408
Pitney Bowes, Inc.	2,819	20,599	23,418	65,683	479,957	545,640

See notes to pro-forma combined financial statements.

66

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
R.R. Donnelley & Sons Co.	3,172	23,177	26,349	64,328	470,029	534,357
Rollins, Inc.	2,053	14,999	17,052	62,185	454,320	516,505
Stericycle, Inc.*	2,781	20,286	23,067	323,069	2,356,625	2,679,694
Waste Connections, Inc.	3,755	27,405	31,160	163,831	1,195,680	1,359,511
Waste Management, Inc.	1,205	8,805	10,010	54,068	395,080	449,148

				1,214,831	8,868,720	10,083,551

Construction & Engineering (0.2%)
AECOM Technology Corp.*	320	2,365	2,685	9,418	69,602	79,020
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	3,242	23,651	26,893	269,540	1,966,344	2,235,884
Fluor Corp.	3,145	22,942	26,087	252,512	1,842,013	2,094,525
Quanta Services, Inc.*	1,416	179,426	180,842	44,689	5,662,685	5,707,374

				576,159	9,540,644	10,116,803

Electrical Equipment (0.8%)
AMETEK, Inc.	7,849	57,260	65,109	413,407	3,015,884	3,429,291
Babcock & Wilcox Co.	2,496	18,228	20,724	85,338	623,215	708,553
Eaton Corp. plc	45,215	139,145	184,360	3,441,766	10,591,718	14,033,484
Emerson Electric Co.	17,330	126,426	143,756	1,216,219	8,872,577	10,088,796
Hubbell, Inc., Class B	1,387	10,123	11,510	151,044	1,102,395	1,253,439
Rockwell Automation, Inc.	4,501	32,837	37,338	531,838	3,880,020	4,411,858
Roper Industries, Inc.	16,354	63,675	80,029	2,267,973	8,830,449	11,098,422
SolarCity Corp.*	26,570	5,526	32,096	1,509,708	313,987	1,823,695

				9,617,293	37,230,245	46,847,538

Industrial Conglomerates (0.6%)
3M Co.	18,842	137,287	156,129	2,642,591	19,254,501	21,897,092
Carlisle Cos., Inc.	105	777	882	8,337	61,694	70,031
Danaher Corp.	3,917	192,139	196,056	302,392	14,833,131	15,135,523

				2,953,320	34,149,326	37,102,646

Machinery (1.2%)
Caterpillar, Inc.	3,837	27,989	31,826	348,438	2,541,681	2,890,119
Colfax Corp.*	2,760	20,138	22,898	175,784	1,282,589	1,458,373
Crane Co.	1,443	10,537	11,980	97,042	708,613	805,655
Cummins, Inc.	5,014	163,129	168,143	706,824	22,996,295	23,703,119
Deere & Co.	12,506	91,237	103,743	1,142,173	8,332,675	9,474,848
Donaldson Co., Inc.	4,362	31,828	36,190	189,573	1,383,245	1,572,818
Dover Corp.	4,070	29,690	33,760	392,918	2,866,273	3,259,191
Flowserve Corp.	4,609	58,018	62,627	363,328	4,573,559	4,936,887
Graco, Inc.	1,975	14,411	16,386	154,287	1,125,787	1,280,074
Harsco Corp.	180	1,350	1,530	5,045	37,841	42,886
IDEX Corp.	2,470	18,026	20,496	182,410	1,331,220	1,513,630
Illinois Tool Works, Inc.	4,529	33,036	37,565	380,798	2,777,667	3,158,465
Ingersoll-Rand plc	6,859	50,036	56,895	422,514	3,082,218	3,504,732
ITT Corp.	2,898	21,153	24,051	125,831	918,463	1,044,294
Lincoln Electric Holdings, Inc.	2,678	19,537	22,215	191,049	1,393,770	1,584,819
Manitowoc Co., Inc.	4,304	31,425	35,729	100,369	732,831	833,200

See notes to pro-forma combined financial statements.

67

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Navistar International Corp.*	238	1,760	1,998	9,089	67,214	76,303
Nordson Corp.	2,070	15,106	17,176	153,801	1,122,376	1,276,177
PACCAR, Inc.	1,471	10,743	12,214	87,039	635,663	722,702
Pall Corp.	3,587	26,167	29,754	306,150	2,233,353	2,539,503
Snap-on, Inc.	212	1,558	1,770	23,218	170,632	193,850
Stanley Black & Decker, Inc.	459	3,362	3,821	37,037	271,280	308,317
Toro Co.	1,865	13,616	15,481	118,614	865,978	984,592
Valmont Industries, Inc.	862	6,296	7,158	128,541	938,860	1,067,401
WABCO Holdings, Inc.*	1,882	13,732	15,614	175,798	1,282,706	1,458,504
Wabtec Corp.	3,101	46,923	50,024	230,311	3,484,971	3,715,282
Xylem, Inc.	365	2,689	3,054	12,629	93,039	105,668

				6,260,610	67,250,799	73,511,409

Marine (0.0%)
Kirby Corp.*	1,081	7,895	8,976	107,289	783,579	890,868

Professional Services (0.3%)
Advisory Board Co.*	—	98,317	98,317	—	6,259,843	6,259,843
Dun & Bradstreet Corp.	1,192	8,702	9,894	146,318	1,068,171	1,214,489
Equifax, Inc.	3,885	28,343	32,228	268,415	1,958,218	2,226,633
IHS, Inc., Class A*	2,119	15,457	17,576	253,644	1,850,203	2,103,847
Nielsen Holdings N.V.	1,014	7,417	8,431	46,532	340,366	386,898
Robert Half International, Inc.	4,498	32,821	37,319	188,871	1,378,154	1,567,025
Verisk Analytics, Inc., Class A*	33,983	64,734	98,717	2,233,363	4,254,318	6,487,681

				3,137,143	17,109,273	20,246,416

Road & Rail (1.5%)
Amerco, Inc.*	129	945	1,074	30,681	224,759	255,440
Avis Budget Group, Inc.*	3,473	25,350	28,823	140,379	1,024,647	1,165,026
Canadian Pacific Railway Ltd.	—	139,837	139,837	—	21,160,135	21,160,135
Con-way, Inc.	665	4,874	5,539	26,407	193,546	219,953
CSX Corp.	16,436	119,901	136,337	472,864	3,449,552	3,922,416
Genesee & Wyoming, Inc., Class A*	611	4,467	5,078	58,687	429,055	487,742
Hertz Global Holdings, Inc.*	11,162	81,429	92,591	319,456	2,330,498	2,649,954
J.B. Hunt Transport Services, Inc.	2,947	42,027	44,974	227,803	3,248,687	3,476,490
Kansas City Southern	3,551	215,173	218,724	439,720	26,644,873	27,084,593
Landstar System, Inc.	1,501	10,962	12,463	86,232	629,767	715,999
Norfolk Southern Corp.	1,838	13,415	15,253	170,622	1,245,314	1,415,936
Old Dominion Freight Line, Inc.*	2,288	16,702	18,990	121,310	885,540	1,006,850
Union Pacific Corp.	42,788	125,921	168,709	7,188,384	21,154,728	28,343,112

				9,282,545	82,621,101	91,903,646

Trading Companies & Distributors (0.5%)
Fastenal Co.	9,561	190,868	200,429	454,243	9,068,139	9,522,382
HD Supply Holdings, Inc.*	1,248	9,153	10,401	29,964	219,764	249,728
MRC Global, Inc.*	1,149	8,404	9,553	37,067	271,113	308,180
MSC Industrial Direct Co., Inc., Class A	1,524	11,124	12,648	123,246	899,598	1,022,844

See notes to pro-forma combined financial statements.

68

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
United Rentals, Inc.*	5,528	135,234	140,762	430,908	10,541,490	10,972,398
W.W. Grainger, Inc.	1,901	19,253	21,154	485,553	4,917,601	5,403,154

				1,560,981	25,917,705	27,478,686

Total Industrials				61,567,464	521,060,389	582,627,853

Information Technology (20.5%)
Communications Equipment (0.9%)
CommScope Holding Co., Inc.*	803	5,616	6,419	15,193	106,255	121,448
F5 Networks, Inc.*	2,540	18,531	21,071	230,785	1,683,727	1,914,512
Harris Corp.	615	4,498	5,113	42,933	314,005	356,938
JDS Uniphase Corp.*	5,743	41,960	47,703	74,544	544,641	619,185
Juniper Networks, Inc.*	3,020	86,569	89,589	68,161	1,953,862	2,022,023
Motorola Solutions, Inc.	7,382	53,851	61,233	498,285	3,634,942	4,133,227
Palo Alto Networks, Inc.*	1,075	7,855	8,930	61,780	451,427	513,207
QUALCOMM, Inc.	55,728	502,431	558,159	4,137,804	37,305,502	41,443,306
Riverbed Technology, Inc.*	4,979	36,358	41,337	90,020	657,353	747,373

				5,219,505	46,651,714	51,871,219

Computers & Peripherals (2.8%)
3D Systems Corp.*	3,243	23,653	26,896	301,372	2,198,073	2,499,445
Apple, Inc.	22,912	231,058	253,970	12,856,152	129,648,955	142,505,107
EMC Corp.	33,854	246,974	280,828	851,428	6,211,396	7,062,824
NCR Corp.*	5,299	38,668	43,967	180,484	1,317,032	1,497,516
NetApp, Inc.	10,954	79,963	90,917	450,648	3,289,678	3,740,326
SanDisk Corp.	3,305	24,117	27,422	233,135	1,701,213	1,934,348
Stratasys Ltd.*	633	61,501	62,134	85,265	8,284,185	8,369,450

				14,958,484	152,650,532	167,609,016

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,151	37,577	42,728	459,366	3,351,117	3,810,483
CDW Corp.	307	2,286	2,593	7,172	53,401	60,573
Cognex Corp.*	—	124,900	124,900	—	4,768,682	4,768,682
Dolby Laboratories, Inc., Class A*	580	4,256	4,836	22,365	164,111	186,476
FLIR Systems, Inc.	3,188	23,279	26,467	95,959	700,698	796,657
IPG Photonics Corp.*	1,045	7,632	8,677	81,102	592,320	673,422
National Instruments Corp.	3,104	22,661	25,765	99,390	725,605	824,995
Trimble Navigation Ltd.*	8,245	60,147	68,392	286,101	2,087,101	2,373,202

				1,051,455	12,443,035	13,494,490

Internet Software & Services (6.0%)
Akamai Technologies, Inc.*	5,727	76,896	82,623	270,200	3,627,953	3,898,153
AOL, Inc.*	28,602	—	28,602	1,333,425	—	1,333,425
Baidu, Inc. (ADR)*	—	38,764	38,764	—	6,895,340	6,895,340
eBay, Inc.*	81,863	430,762	512,625	4,493,460	23,644,526	28,137,986
Equinix, Inc.*	1,591	11,605	13,196	282,323	2,059,307	2,341,630
Facebook, Inc., Class A*	77,043	1,141,078	1,218,121	4,211,170	62,371,324	66,582,494
Google, Inc., Class A*	16,189	161,416	177,605	18,143,174	180,900,525	199,043,699

See notes to pro-forma combined financial statements.

69

EQ ADVISORS TRUST

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
IAC/InterActiveCorp.	2,407	17,567	19,974	165,337	1,206,677	1,372,014
LinkedIn Corp., Class A*	20,375	81,774	102,149	4,417,911	17,731,057	22,148,968
NAVER Corp.*	—	5,268	5,268	—	3,613,997	3,613,997
Pandora Media, Inc.*	4,568	33,372	37,940	121,509	887,695	1,009,204
Rackspace Hosting, Inc.*	3,641	26,578	30,219	142,472	1,039,997	1,182,469
SINA Corp.*	35,112	—	35,112	2,958,186	—	2,958,186
Tencent Holdings Ltd.	—	32,000	32,000	—	2,041,087	2,041,087
Twitter, Inc.*	1,948	30,176	32,124	123,990	1,920,703	2,044,693
VeriSign, Inc.*	4,180	30,711	34,891	249,881	1,835,904	2,085,785
Yahoo!, Inc.*	176,421	—	176,421	7,134,465	—	7,134,465
Yandex N.V., Class A*	41,200	—	41,200	1,777,780	—	1,777,780
Yelp, Inc.*	46,285	—	46,285	3,191,351	—	3,191,351
Youku Tudou, Inc. (ADR)*	15,782	—	15,782	478,195	—	478,195

				49,494,829	309,776,092	359,270,921

IT Services (5.3%)
Accenture plc, Class A	20,712	151,100	171,812	1,702,941	12,423,442	14,126,383
Alliance Data Systems Corp.*	11,869	82,224	94,093	3,120,716	21,619,156	24,739,872
Automatic Data Processing, Inc.	15,638	114,085	129,723	1,263,707	9,219,209	10,482,916
Booz Allen Hamilton Holding Corp.	935	6,870	7,805	17,905	131,560	149,465
Broadridge Financial Solutions, Inc.	3,908	28,517	32,425	154,444	1,126,992	1,281,436
Cognizant Technology Solutions Corp., Class A*	9,721	120,209	129,930	981,627	12,138,705	13,120,332
DST Systems, Inc.	894	6,529	7,423	81,122	592,441	673,563
Fidelity National Information Services, Inc.	936	6,841	7,777	50,244	367,225	417,469
Fiserv, Inc.*	8,584	101,112	109,696	506,885	5,970,664	6,477,549
FleetCor Technologies, Inc.*	2,188	15,965	18,153	256,368	1,870,619	2,126,987
Gartner, Inc.*	3,022	22,048	25,070	214,713	1,566,510	1,781,223
Genpact Ltd.*	5,418	39,559	44,977	99,529	726,699	826,228
Global Payments, Inc.	2,457	17,932	20,389	159,680	1,165,401	1,325,081
International Business Machines Corp.	33,569	244,764	278,333	6,296,537	45,910,383	52,206,920
Jack Henry & Associates, Inc.	2,776	20,256	23,032	164,367	1,199,358	1,363,725
Lender Processing Services, Inc.	2,364	17,266	19,630	88,366	645,403	733,769
MasterCard, Inc., Class A	6,425	60,112	66,537	5,367,831	50,221,172	55,589,003
NeuStar, Inc., Class A*	2,121	6,642	8,763	105,753	331,170	436,923
Paychex, Inc.	9,437	68,840	78,277	429,667	3,134,285	3,563,952
Teradata Corp.*	5,267	38,427	43,694	239,596	1,748,044	1,987,640
Total System Services, Inc.	4,087	29,828	33,915	136,015	992,676	1,128,691
Vantiv, Inc., Class A*	2,819	414,686	417,505	91,928	13,522,910	13,614,838
Visa, Inc., Class A	49,656	430,167	479,823	11,057,398	95,789,588	106,846,986
Western Union Co.	17,956	130,988	148,944	309,741	2,259,543	2,569,284

				32,897,080	284,673,155	317,570,235

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	147	1,087	1,234	7,950	58,785	66,735

See notes to pro-forma combined financial statements.

70

EQ ADVISORS TRUST

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December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	19,535	142,699	162,234	75,600	552,245	627,845
Altera Corp.	3,560	25,991	29,551	115,807	845,487	961,294
Analog Devices, Inc.	4,291	31,308	35,599	218,541	1,594,516	1,813,057
Applied Materials, Inc.	25,599	186,746	212,345	452,846	3,303,537	3,756,383
ARM Holdings plc (ADR)	—	182,790	182,790	—	10,005,925	10,005,925
ASML Holding N.V.	—	292,337	292,337	—	27,391,977	27,391,977
Atmel Corp.*	13,817	100,878	114,695	108,187	789,875	898,062
Avago Technologies Ltd.	7,266	53,000	60,266	384,299	2,803,170	3,187,469
Broadcom Corp., Class A	8,043	58,678	66,721	238,475	1,739,803	1,978,278
Cree, Inc.*	3,801	27,732	31,533	237,828	1,735,191	1,973,019
Freescale Semiconductor Ltd.*	818	6,032	6,850	13,129	96,814	109,943
Intel Corp.	10,415	75,977	86,392	270,373	1,972,363	2,242,736
Lam Research Corp.*	1,228	8,970	10,198	66,865	488,416	555,281
Linear Technology Corp.	7,518	54,843	62,361	342,445	2,498,099	2,840,544
LSI Corp.	2,058	15,121	17,179	22,679	166,633	189,312
Maxim Integrated Products, Inc.	9,382	68,442	77,824	261,852	1,910,216	2,172,068
Microchip Technology, Inc.	6,354	46,354	52,708	284,341	2,074,341	2,358,682
ON Semiconductor Corp.*	13,804	100,781	114,585	113,745	830,435	944,180
Silicon Laboratories, Inc.*	1,187	8,676	9,863	51,409	375,758	427,167
Skyworks Solutions, Inc.*	5,121	37,377	42,498	146,256	1,067,487	1,213,743
Texas Instruments, Inc.	35,747	260,783	296,530	1,569,651	11,450,982	13,020,633
Xilinx, Inc.	8,504	62,039	70,543	390,504	2,848,831	3,239,335

				5,364,832	76,542,101	81,906,933

Software (3.9%)
Adobe Systems, Inc.*	6,309	46,026	52,335	377,783	2,756,037	3,133,820
ANSYS, Inc.*	3,004	21,917	24,921	261,949	1,911,162	2,173,111
Autodesk, Inc.*	92,541	41,895	134,436	4,657,589	2,108,575	6,766,164
Cadence Design Systems, Inc.*	9,122	66,586	75,708	127,890	933,536	1,061,426
Citrix Systems, Inc.*	6,031	43,997	50,028	381,461	2,782,810	3,164,271
CommVault Systems, Inc.*	—	142,123	142,123	—	10,642,170	10,642,170
Concur Technologies, Inc.*	1,504	26,978	28,482	155,183	2,783,590	2,938,773
Electronic Arts, Inc.*	7,492	54,672	62,164	171,866	1,254,176	1,426,042
FactSet Research Systems, Inc.	1,418	10,345	11,763	153,966	1,123,260	1,277,226
FireEye, Inc.*	433	3,065	3,498	18,883	133,665	152,548
FleetMatics Group plc*	—	92,870	92,870	—	4,016,627	4,016,627
Fortinet, Inc.*	4,373	31,942	36,315	83,656	611,050	694,706
Guidewire Software, Inc.*	—	74,493	74,493	—	3,655,372	3,655,372
Informatica Corp.*	3,484	25,427	28,911	144,586	1,055,220	1,199,806
Intuit, Inc.	9,570	69,813	79,383	730,382	5,328,128	6,058,510
MICROS Systems, Inc.*	378	2,775	3,153	21,686	159,202	180,888
Microsoft Corp.	269,282	1,963,506	2,232,788	10,079,225	73,494,030	83,573,255
NetSuite, Inc.*	1,129	24,356	25,485	116,310	2,509,155	2,625,465
Oracle Corp.	114,515	834,775	949,290	4,381,344	31,938,491	36,319,835
Red Hat, Inc.*	6,111	84,348	90,459	342,460	4,726,862	5,069,322

See notes to pro-forma combined financial statements.

71

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Rovi Corp.*	391	2,908	3,299	7,699	57,259	64,958
Salesforce.com, Inc.*	19,013	461,479	480,492	1,049,327	25,469,026	26,518,353
ServiceNow, Inc.*	2,545	209,504	212,049	142,545	11,734,319	11,876,864
SolarWinds, Inc.*	2,111	15,424	17,535	79,859	583,490	663,349
Solera Holdings, Inc.	2,221	16,206	18,427	157,158	1,146,737	1,303,895
Splunk, Inc.*	39,790	24,132	63,922	2,732,379	1,657,144	4,389,523
Symantec Corp.	16,346	119,241	135,587	385,439	2,811,703	3,197,142
Tableau Software, Inc., Class A*	304	2,233	2,537	20,955	153,921	174,876
TIBCO Software, Inc.*	5,289	38,609	43,898	118,897	867,930	986,827
VMware, Inc., Class A*	24,049	20,107	44,156	2,157,436	1,803,799	3,961,235
Workday, Inc., Class A*	1,194	30,516	31,710	99,293	2,537,711	2,637,004

				29,157,206	202,746,157	231,903,363

Total Information Technology				138,151,341	1,085,541,571	1,223,692,912

Materials (3.5%)
Chemicals (3.1%)
Airgas, Inc.	2,111	15,402	17,513	236,115	1,722,714	1,958,829
Albemarle Corp.	997	7,283	8,280	63,200	461,669	524,869
Celanese Corp.	5,146	37,538	42,684	284,625	2,076,227	2,360,852
Dow Chemical Co.	5,107	37,264	42,371	226,751	1,654,521	1,881,272
E.I. du Pont de Nemours & Co.	29,666	216,419	246,085	1,927,400	14,060,742	15,988,142
Eastman Chemical Co.	12,658	36,407	49,065	1,021,501	2,938,045	3,959,546
Ecolab, Inc.	8,451	119,073	127,524	881,186	12,415,742	13,296,928
FMC Corp.	4,388	58,364	62,752	331,118	4,404,147	4,735,265
International Flavors & Fragrances, Inc.	2,627	19,164	21,791	225,869	1,647,721	1,873,590
LyondellBasell Industries N.V., Class A	13,084	95,449	108,533	1,050,384	7,662,646	8,713,030
Monsanto Co.	39,902	562,917	602,819	4,650,578	65,607,976	70,258,554
NewMarket Corp.	306	2,231	2,537	102,250	745,489	847,739
PPG Industries, Inc.	4,184	30,520	34,704	793,537	5,788,423	6,581,960
Praxair, Inc.	9,532	105,360	114,892	1,239,446	13,699,961	14,939,407
Rockwood Holdings, Inc.	1,713	12,677	14,390	123,199	911,730	1,034,929
RPM International, Inc.	3,998	29,174	33,172	165,957	1,211,013	1,376,970
Scotts Miracle-Gro Co., Class A	1,385	10,112	11,497	86,175	629,169	715,344
Sherwin-Williams Co.	2,855	162,535	165,390	523,892	29,825,172	30,349,064
Sigma-Aldrich Corp.	3,661	26,709	30,370	344,171	2,510,913	2,855,084
Valspar Corp.	2,872	20,958	23,830	204,745	1,494,096	1,698,841
W.R. Grace & Co.*	2,132	15,555	17,687	210,791	1,537,923	1,748,714
Westlake Chemical Corp.	566	4,132	4,698	69,092	504,393	573,485

				14,761,982	173,510,432	188,272,414

Construction Materials (0.1%)
Eagle Materials, Inc.	1,596	11,649	13,245	123,578	901,982	1,025,560
Martin Marietta Materials, Inc.	1,485	24,319	25,804	148,411	2,430,441	2,578,852

				271,989	3,332,423	3,604,412

See notes to pro-forma combined financial statements.

72

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Containers & Packaging (0.2%)
AptarGroup, Inc.	1,507	11,005	12,512	102,190	746,249	848,439
Avery Dennison Corp.	1,018	7,442	8,460	51,093	373,514	424,607
Ball Corp.	4,795	34,981	39,776	247,710	1,807,119	2,054,829
Bemis Co., Inc.	1,456	10,643	12,099	59,638	435,937	495,575
Crown Holdings, Inc.*	3,955	28,859	32,814	176,274	1,286,246	1,462,520
Greif, Inc., Class A	203	1,496	1,699	10,637	78,390	89,027
Owens-Illinois, Inc.*	3,118	22,763	25,881	111,562	814,460	926,022
Packaging Corp. of America	3,161	23,062	26,223	200,028	1,459,363	1,659,391
Rock-Tenn Co., Class A	1,670	12,184	13,854	175,367	1,279,442	1,454,809
Sealed Air Corp.	6,312	46,057	52,369	214,924	1,568,241	1,783,165
Silgan Holdings, Inc.	1,421	10,379	11,800	68,236	498,400	566,636

				1,417,659	10,347,361	11,765,020

Metals & Mining (0.0%)
Compass Minerals International, Inc.	1,074	7,842	8,916	85,974	627,752	713,726
Royal Gold, Inc.	526	3,857	4,383	24,233	177,692	201,925
Southern Copper Corp.	5,088	37,137	42,225	146,076	1,066,203	1,212,279
Tahoe Resources, Inc.*	352	2,625	2,977	5,857	43,680	49,537

				262,140	1,915,327	2,177,467

Paper & Forest Products (0.1%)
International Paper Co.	12,330	89,950	102,280	604,540	4,410,249	5,014,789

Total Materials				17,318,310	193,515,792	210,834,102

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.7%)
Intelsat S.A.*	45	373	418	1,014	8,407	9,421
Level 3 Communications, Inc.*	1,753	12,813	14,566	58,147	425,007	483,154
tw telecom, Inc.*	4,845	35,364	40,209	147,627	1,077,541	1,225,168
Verizon Communications, Inc.	92,270	672,676	764,946	4,534,148	33,055,299	37,589,447
Vivendi S.A.	13,712	—	13,712	361,332	—	361,332
Windstream Holdings, Inc.	18,056	131,776	149,832	144,087	1,051,573	1,195,660

				5,246,355	35,617,827	40,864,182

Wireless Telecommunication Services (0.8%)
Crown Castle International Corp.*	10,767	255,873	266,640	790,621	18,788,754	19,579,375
SBA Communications Corp., Class A*	4,113	220,994	225,107	369,512	19,854,101	20,223,613
SoftBank Corp. (ADR)	—	60,000	60,000	—	2,628,600	2,628,600
SoftBank Corp.	45,100	—	45,100	3,939,986	—	3,939,986
Sprint Corp.*	5,049	36,411	41,460	54,277	391,418	445,695

				5,154,396	41,662,873	46,817,269

Total Telecommunication Services				10,400,751	77,280,700	87,681,451

See notes to pro-forma combined financial statements.

73

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2013

	Number of Shares			Value ($) (Note 1)
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	1,687	12,310	13,997	161,648	1,179,544	1,341,192

Gas Utilities (0.1%)
ONEOK, Inc.	6,244	45,552	51,796	388,252	2,832,423	3,220,675
Questar Corp.	729	5,356	6,085	16,760	123,135	139,895

				405,012	2,955,558	3,360,570

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	1,464	10,724	12,188	28,563	209,225	237,788

Water Utilities (0.0%)
Aqua America, Inc.	4,968	36,264	41,232	117,195	855,468	972,663

Total Utilities				712,418	5,199,795	5,912,213

Total Common Stock (77.9%) (Cost $3,377,592,525)				487,705,709	4,172,686,203	4,660,391,912

INVESTMENT COMPANIES:
Exchange Traded Funds (4.0%)
Mutual Funds (4.0%)
iShares® Core S&P 500 ETF	—	5,579	5,579	—	1,035,741	1,035,741
iShares® Morningstar Large-Cap ETF	—	5,123	5,123	—	552,464	552,464
iShares® Morningstar Large-Cap Growth ETF‡	—	498,665	498,665	—	49,861,513	49,861,513
iShares® Morningstar Large-Cap Value ETF	—	29,168	29,168	—	2,345,107	2,345,107
iShares® NYSE 100 ETF	—	5,794	5,794	—	490,740	490,740
iShares® Russell 1000 ETF	—	3,225	3,225	—	332,723	332,723
iShares® Russell 1000 Growth ETF	—	842,573	842,573	—	72,419,149	72,419,149
iShares® Russell 1000 Value ETF	—	40,090	40,090	—	3,774,875	3,774,875
iShares® S&P 100 ETF	—	2,587	2,587	—	213,040	213,040
iShares® S&P 500 Growth ETF	—	520,850	520,850	—	51,423,521	51,423,521
iShares® S&P 500 Value ETF	—	23,904	23,904	—	2,042,836	2,042,836
Vanguard Growth ETF	—	545,722	545,722	—	50,779,432	50,779,432
Vanguard Large-Cap ETF	—	600	600	—	50,880	50,880
Vanguard Value ETF	—	27,800	27,800	—	2,123,642	2,123,642

Total Investment Companies (4.0%) (Cost $141,081,708)				—	237,445,663	237,445,663

Total Investments (81.9%) (Cost $3,518,674,233)				487,705,709	4,410,131,866	4,897,837,575
Other Assets Less Liabilities (18.1%)				98,180,185	981,801,538	1,079,981,723

Net Assets (100%)				$585,885,894	$5,391,933,404	$5,977,819,298

*	Non-income producing.
†	Securities (totaling $184,391 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary

ADR — American Depositary Receipt

See notes to pro-forma combined financial statements.

74

EQ/Large Cap Growth PLUS/Combined Pro-forma

Investments in companies which were affiliates for the year ended December 31, 2013, were as follows:

Securities:	Value December 31, 2012	Purchases at Cost	Sales at Cost	Value December 31, 2013	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large Growth ETF (a)	$52,361,571	$8,899,925	$15,678,601	$49,861,513	$464,375	$7,476,656

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as iShares® Morningstar Large Cap Growth Index Fund

75

At December 31, 2013 the Portfolio had the following futures contracts open

EQ/Equity Growth PLUS

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	282	March-14	$19,804,567	$20,212,350	$407,783
S&P 500 E-Mini Index	852	March-14	76,556,376	78,430,860	1,874,484

					$2,282,267

EQ/Large Cap Growth PLUS

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2,757	March-14	$193,374,186	$197,607,975	$4,233,789
S&P 500 E-Mini Index	8,407	March-14	754,500,879	773,906,385	19,405,506

					$23,639,295

Combined Pro-Forma

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	3,039	March-14	$213,178,753	$217,820,325	$4,641,572
S&P 500 E-Mini Index	9,259	March-14	$831,057,255	$852,337,245	$21,279,990

					$25,921,562

76

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2013 :

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)			Significant Other Observable Inputs (Level 2) (a)			Significant Unobservable Inputs (Level 3)			Total
	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Assets
Investments in Securities	$483,035,987	$4,364,022,208	$4,847,058,195	$4,669,722	$45,925,267	$50,594,989		$184,391	$184,391	$487,705,709	$4,410,131,866	$4,897,837,575
Other Investments*	2,282,267	23,639,295	25,921,562		—	—	—	—	—	2,282,267	23,639,295	25,921,562

Total	$485,318,254	$4,387,661,503	$4,872,979,757	$4,669,722	$45,925,267	$50,594,989	$—	$184,391	$184,391	$489,987,976	$4,433,771,161	$4,923,759,137

Liabilities
Investments in Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other Investments*	—	—	—		—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Assets and Liabilities	$485,318,254	$4,387,661,503	$4,872,979,757	$4,669,722	$45,925,267	$50,594,989	$—	$184,391	$184,391	$489,987,976	$4,433,771,161	$4,923,759,137

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ/Equity Growth PLUS

(a) A security with a market value of $368,404 transferred from Level 1 to Level 2 during the year ended December 31, 2013 due to inactive trading.

EQ/Large Cap Growth PLUS

(a) A security with a market value of $2,687,345 transferred from Level 1 to Level 2 during the year ended December 31, 2013 due to inactive trading.

Combined Pro-forma

(a) A security with a market value of $3,055,749 transferred from Level 1 to Level 2 during the year ended December 31, 2013 due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the year ended December 31, 2013.

Fair Values of Derivative Instruments as of December 31, 2013:

EQ/Equity Growth PLUS

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-	$—
	Unrealized appreciation	—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	2,282,267	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,282,267

Liability Derivatives
Interest rate contracts	Payables, Net Assets-	$—
	Unrealized depreciation	—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	54,074,704	—	—	54,074,704
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$54,074,704	$—	$—	$54,074,704

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,236,250	—	—	3,236,250
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,236,250	$—	$—	$3,236,250

^	This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $194,727,000 during the year ended December 31, 2013.

EQ/Large Cap Growth PLUS

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-	$—
	Unrealized appreciation	—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	23,639,295	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$23,639,295

Liability Derivatives
Interest rate contracts	Payables, Net Assets-	$—
	Unrealized depreciation	—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	138,707,727	—	—	138,707,727
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$138,707,727	$—	$—	$138,707,727

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	24,922,267	—	—	24,922,267
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$24,922,267	$—	$—	$24,922,267

^	This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enchance returns.

The Portfolio held futures contracts with an average notional balance of approximately $612,155,000 during the year ended December 31, 2013.

Combined Pro-forma

Fair Values of Derivative Instruments as of December 31, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets-	$—
	Unrealized appreciation	—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets-	—
	Unrealized appreciation	25,921,562	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$25,921,562

Liability Derivatives
Interest rate contracts	Payables, Net Assets-	$—
	Unrealized depreciation	—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets-	—
	Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	192,782,431	—	—	192,782,431
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$192,782,431	$—	$—	$192,782,431

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	28,158,517	—	—	28,158,517
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$28,158,517	$—	$—	$28,158,517

^	This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $806,882,000 during the year ended December 31, 2013.

EQ/Equity Growth PLUS

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$2,282,267	(c)	$—	$—	$2,282,267

EQ/Large Cap Growth PLUS

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$23,639,295	(c)	$—	$—	$23,639,295

Combined Pro-forma

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2013:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$25,921,562	(c)	$—	$—	$25,921,562

(a)	For financial reporting purposes the Portfolios do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the year ended December 31, 2013 were as follows:

	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro Forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$688,566,865	$1,177,345,285	$1,865,912,150

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$815,036,719	$1,567,619,973	$2,382,656,692

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As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Combined Pro-forma
Aggregate gross unrealized appreciation	$201,514,288	$1,158,300,633	$1,359,814,921
Aggregate gross unrealized depreciation	(911,984)	(8,312,195)	(9,224,179)

Net unrealized appreciation	$200,602,304	$1,149,988,438	$1,350,590,742

Federal income tax cost of investments	$287,103,405	$3,260,143,428	$3,547,246,833

Affiliated broker/dealer

EQ/Equity Growth PLUS

For the year ended December 31, 2013, the Portfolio incurred approximately $3,734 as brokerage commisions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

EQ/Large Cap Growth PLUS

For the year ended December 31, 2013, the Portfolio incurred approximately $6,670 as brokerage commisions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Combined Pro-forma

For the year ended December 31, 2013, the Portfolio incurred approximately $10,404 as brokerage commisions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

Capital Loss Carryforward

EQ/Equity Growth PLUS

The Portfolio has a net capital loss carryforward of $305,117,353, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $208,922,804 during 2013.

EQ/Large Cap Growth PLUS

The Portfolio has a net capital loss carryforward of $186,172,317, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $365,770,393 during 2013.

Combined Pro-forma

The Portfolio has a net capital loss carryforward of $491,289,670, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $574,693,197 during 2013.

Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Pro Forma Adjustment		Pro Forma Combined

Investments at cost: Affiliated Issuers	$—	$27,749,909			$27,749,909
Investments at cost: Unaffiliated Issuers	$285,995,117	$3,204,929,207			$3,490,924,324
Foreign cash at cost	$432	$15			$447
ASSETS
Investments at value: Affiliated Issuers	$—	$49,861,513			$49,861,513
Investments at value: Unaffiliated Issuers	487,705,709	4,360,270,353			4,847,976,062
Cash	94,056,062	940,721,975			1,034,778,037
Foreign cash	435	15			450
Cash held as collateral at broker	4,530,000	42,925,000			47,455,000
Receivable for securities sold	1,350,995	12,390,843			13,741,838
Due from broker for futures variation margin	374,160	3,692,066			4,066,226
Dividends, interest, and other receivables	434,812	3,201,612			3,636,424
Receivable from Separate Accounts for Trust shares sold	52,126	164,870			216,996
Other assets	6,639	8,232			14,871

Total assets	588,510,938	5,413,236,479	—		6,001,747,417

LIABILITIES
Payable for securities purchased	1,455,870	12,793,925			14,249,795
Payable to Separate Accounts for Trust shares redeemed	702,024	4,566,494			5,268,518
Investment management fees payable	242,721	2,063,419			2,306,140
Distribution fees payable - Class IB	107,458	882,443			989,901
Administrative fees payable	76,649	621,421			698,070
Distribution fees payable - Class IA	8,008	2,751			10,759
Trustees’ fee payable	1,821	4,174			5,995
Accrued expenses	30,493	368,448			398,941

Total liabilities	2,625,044	21,303,075	—		23,928,119

NET ASSETS	$585,885,894	$5,391,933,404	—		$5,977,819,298

Net assets were comprised of:
Paid in capital	721,249,889	4,448,050,522			5,169,300,411
Accumulated undistributed net investment income (loss)	97,026	819,458			916,484
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(339,453,883)	(258,028,780)			(597,482,663)
Net unrealized appreciaiton (depreciation) on investments, futures and foreign currency translations	203,992,862	1,201,092,204			1,405,085,066

Net Assets	$585,885,894	$5,391,933,404	—		$5,977,819,298

Class IA Shares:
Net Assets	38,536,445	13,265,832			51,802,277
Shares outstanding	1,831,520	531,654	(287,097	)(a)	2,076,077

Net asset value, offering and redemption price per share	$21.04	$24.95			$24.95

Class IB Shares:
Net Assets	518,821,979	4,223,748,264			4,742,570,243
Shares outstanding	24,776,879	173,110,415	(3,512,949	)(a)	194,374,345

Net asset value, offering and redemption price per share	$20.94	$24.40			$24.40

Class K Shares:
Net Assets	28,527,470	1,154,919,308			1,183,446,778
Shares outstanding	1,355,113	46,286,871	(211,789	)(a)	47,430,195

Net asset value, offering and redemption price per share	$21.05	$24.95			$24.95

(a)	Reflects retired shares of the acquired portfolio.

84

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	EQ/Equity Growth PLUS	EQ/Large Cap Growth PLUS	Pro Forma Adjustment		Pro Forma Combined
Dividend income received from affiliates	$—	$464,375			$464,375
Dividend foreign withholding tax	$1,034	$26,132			$27,166
INVESTMENT INCOME
Dividends	$12,817,317	$39,130,807			$51,948,124
Interest	186,931	607,066			793,997

Total income	13,004,248	39,737,873	—		52,742,121

EXPENSES
Investment management fees	5,591,331	16,836,669	(704,857	)(a)	21,723,143
Distribution fees - Class IB	2,647,366	6,242,719			8,890,085
Administrative fees	1,719,386	5,179,909	(502,647	)(a)(b)	6,396,648
Printing and mailing expenses	116,897	372,780			489,677
Professional fees	70,800	147,919	(69,403	)(b)	149,316
Custodian fees	60,500	115,000	(50,500	)(b)	125,000
Trustees’ fees	36,096	79,624			115,720
Distribution fees - Class IA	86,710	27,898			114,608
Miscellaneous	43,671	47,912	(43,671	)(b)	47,912

Gross expenses	10,372,757	29,050,430	(1,371,078)		38,052,109

Less: Fees paid indirectly	—	(57,798)	57,798	(c)	—

Net expenses	10,372,757	28,992,632	(1,313,280)		38,052,109

NET INVESTMENT INCOME (LOSS)	2,631,491	10,745,241	1,313,280		14,690,012

Realized gain (loss) from affiliates	—	7,476,656			7,476,656
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	461,630,296	203,038,543			664,668,839
Futures	54,074,704	138,707,727			192,782,431
Foreign currency transactions	560	(14,943)			(14,383)

Net realized gain (loss)	515,705,560	341,731,327	—		857,436,887

Change in unrealized appreciation (depreciation) from affiliates	—	4,278,618			4,278,618
Change in unrealized appreciation (depreciation) on:
Investments	(205,439,098)	732,027,097			526,587,999
Futures	3,236,250	24,922,267			28,158,517
Foreign currency translations	3	159			162

Net change in unrealized appreciation (depreciation)	(202,202,845)	756,949,523	—		554,746,678

NET REALIZED AND UNREALIZED GAIN (LOSS)	313,502,715	1,098,680,850	—		1,412,183,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$316,134,206	$1,109,426,091	$1,313,280		$1,426,873,577

(a)	Reflects adjustment in expenses due to effects of the contract rate.
(b)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(c)	Reflects adjustment due to the termination of the brokerage recapture program.

85

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with numerous portfolios.

On December 10-11, 2013, the Board of Trustees of the Trust approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the EQ/Equity Growth PLUS Portfolio (“Equity Growth Portfolio”) to the EQ/Large Cap Growth PLUS Portfolio (“Large Cap Growth Portfolio”), each a series of the Trust, and the assumption by the Large Cap Growth Portfolio of all of the liabilities of the Equity Growth Portfolio in exchange for shares of the Large Cap Growth Portfolio having an aggregate value equal to the net assets of the Equity Growth Portfolio, the distribution of the Large Cap Growth Portfolio shares to the Equity Growth Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Equity Growth Portfolio.

The Equity Growth Portfolio’s annual contractual management fee rate equals 0.500% of average daily net assets for the first $2 billion, 0.450% of average daily net assets for the next $1 billion, 0.425% for the next $3 billion, 0.400% for the next $5 billion, and 0.375% of average daily net assets thereafter. The Large Cap Growth Portfolio’s annual contractual management fee rate equals 0.500% of average daily net assets for the first $2 billion, 0.450% of average daily net assets for the next $1 billion, 0.425% for the next $3 billion, 0.400% for the next $5 billion, and 0.375% of average daily net assets thereafter. The Reorganization Plan is subject to the approval of the Equity Growth Portfolio’s shareholders. A special meeting of shareholders of the Equity Growth Portfolio will be held on or about May 21, 2014.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2013. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the Equity Growth Portfolio and the Large Cap Growth Portfolio at December 31, 2013. The unaudited pro forma combined statement of operations reflects the results of operations of the Large Cap Growth Portfolio as if it had acquired the Equity Growth Portfolio at the beginning of the year ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Large Cap Growth Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant accounting policies as detailed in the historical financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

86

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

Following the Reorganization, the Large Cap Growth Portfolio will be the “accounting survivor.”

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired in connection with the proposed acquisition of the Equity Growth Portfolio by the Large Cap Growth Portfolio as of December 31, 2013. The number of shares retired was calculated based on the net assets of the Equity Growth Portfolio and net asset value per share of the Large Cap Growth Portfolio at December 31, 2013.

87

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS—(Continued)

As of December 31, 2013

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the Large Cap Growth Portfolio’s shares as if the merger had taken place on December 31, 2013. The Equity Growth Portfolio will bear the expenses, based on the fraction that its shareholder accounts will bear to the shareholder accounts of all the Acquired Portfolios at the merger date, of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting), such expenses, which are not reflected in the unaudited pro forma combined statement of operations, are estimated to be approximately $218,900.

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PART C

OTHER INFORMATION

Item 15.	Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Declaration of Trust of EQ Advisors Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Registrant’s Investment Management Agreements state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5(a) and 5(b) of the Registrant’s Investment Advisory Agreements generally state:

5.	LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the services provided to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees for use therein.

Section 14 of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless [the Distributor] from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which [the Distributor] may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by [the Distributor].

[The Distributor] will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of [the Distributor] in its capacity as a principal underwriter of the Trust’s Class [IA, IB and/or K] shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that [the Distributor] shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) FMG LLC shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Portfolio, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreement states:

8.1(a). AXA Equitable Life Insurance Company (for the purposes of this Article, “Equitable”) agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Article VII of the Registrant’s Second Amended and Restated Retirement Plan Participation Agreement states:

7.1. Indemnification By the Plan. Except as provided to the contrary in Section 7.4 or 7.5 hereof, AXA Equitable and the Plan shall jointly and severally indemnify and hold harmless the Trust, each member of the Board, the Distributor, the trustees, directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AXA Equitable and the Plan), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon:

(i) the failure (intentional or otherwise) of the Plan at any time to be or to continue to be a Qualified Plan…;

(ii) the sale or acquisition of the Class K shares of the Designated Portfolios and (1) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact made by AXA Equitable or the Plan or any person under its control or the omission or the alleged omission to state a material fact required to be stated or necessary to make such statements not misleading, unless such statement or omission or alleged statement or omission was made in reliance upon and in conformity with information furnished by the Trust or the Distributor to AXA Equitable or the Plan for use in connection with the sale or distribution of Class K shares of the Designated Portfolios; or (2) arise out of or as a result of warranties or representations (other than warranties or representations contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust not supplied by the Plan or persons under its control) or wrongful conduct of AXA Equitable or the Plan or any of such, with respect to the sale or distribution of Class K shares of the Designated Portfolios; or (3) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such a statement or omission was made in reliance upon information furnished to the Trust or the Distributor by AXA Equitable or the Plan or persons under their control; or

(iii) arise as a result of any failure by the Plan to provide the services or furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(iv) arise out of or result from any material breach of any representation and/or warranty made by AXA Equitable or the Plan in this Agreement or arise out of or result from any other material breach of this Agreement by AXA Equitable or the Plan.

7.2. Indemnification by the Distributor. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Distributor shall indemnify and hold harmless the Plan, its trustees, the Trust, the Board and their officers and each person, if any, who controls the Plan within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon

(i) the sale or acquisition of Class K shares of the Designated Portfolios by the Plan and (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished by the Distributor to the Trust for use in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or otherwise for use in connection with the sale or acquisition of Class K shares of the Delegated Portfolios by the Plan; or (2) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, but only if such statement or omission was made in reliance upon information furnished to the Plan or the Trust by the Distributor; or

(ii) any failure by the Distributor to provide the services and furnish the materials required to be provided or furnished by the Distributor under the terms of this Agreement; or

(iii) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor.

7.3. Indemnification By the Trust. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Trust shall indemnify and hold harmless the Plan and each of its trustees and officers, the Distributor, the directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to, arise out of or are based upon:

(i) any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust….

Item 16.	Exhibits

(1)(a)	Agreement and Declaration of Trust.[1]

(1)(b)(i)	Amended and Restated Agreement and Declaration of Trust.[2]

(1)(b)(ii)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.[4]

(1)(b)(iii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.[6]

(1)(c)	Certificate of Trust.[1]

(1)(d)	Certificate of Amendment to the Certificate of Trust.[2]

(2)	By-Laws.[1]

(3)	None.

(4)(a)	Plan of Reorganization and Termination; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14.

(5)	Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-Laws (Exhibits (1)(b)(i) and (2)).

(6)	Investment Advisory Contracts

(6)(a)	Investment Management Agreement dated as of May 1, 2011 between the Trust and AXA Equitable Funds Management Group, LLC (“FMG LLC” or “AXA FMG”). [24]

(6)(a)(i)	Amendment No. 1 effective as of August 1, 2011 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC. [24]

(6)(a)(ii)	Amendment No. 2 effective as of September 1, 2011 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC. [24]

(6)(a)(iii)	Amendment No. 3 effective as of October 1, 2011 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[26]

(6)(a)(iv)	Amendment No. 4 effective as of February 8, 2013 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[30]

(6)(a)(v)	Amendment No. 5 effective as of September 1, 2012 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC. [30]

(6)(a)(vi)	Amendment No. 6 effective as of May 1, 2013 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC. [33]

(6)(a)(vii)	Amendment No. 7 effective as of September 1, 2013 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC. [33]

(6)(a)(viii)	Amendment No. 8 effective as of October 21, 2013 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[33]

(6)(a)(ix)	Form of Amendment No. 9 effective as of , 2014 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[34]

(6)(a)(x)	Form of Amendment No. 10 effective as of , 2014 to the Investment Management Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[34]

(6)(b)	Investment Advisory Agreement between FMG LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”) dated as of May 1, 2011.[24]

(6)(b)(i)	Amendment No. 1 effective as of June 6, 2013, to the Investment Advisory Agreement between FMG LLC and T. Rowe Price dated as of May 1, 2011.[34]

(6)(b)(ii)	Form of Amendment No. 2 effective as of , 2014, to the Investment Advisory Agreement between FMG LLC and T. Rowe Price dated as of May 1, 2011.[34]

(6)(c)	Investment Advisory Agreement between FMG LLC and Marsico Capital Management, LLC (“Marsico”) dated as of May 1, 2011.[24]

(6)(c)(i)	Form of Amendment No. 1 effective as of , 2014 to the Investment Advisory Agreement between FMG LLC and Marsico dated as of May 1, 2011.[34]

(6)(d)	Investment Advisory Agreement between FMG LLC and Wells Capital Management, Inc. (“Wells Capital”) dated as of May 1, 2011.[24]

(6)(d)(i)	Amendment No. 1 effective as of June 6, 2013, to the Investment Advisory Agreement between FMG LLC and Wells Capital dated as of May 1, 2011.[34]

(6)(e)	Investment Advisory Agreement between FMG LLC and Invesco Advisers, Inc. (“Invesco”) dated as of May 1, 2011.[24]

(6)(f)	Investment Advisory Agreement between FMG LLC and BlackRock Investment Management LLC (“BlackRock Investment”) effective as of May 1, 2011.[24]

(6)(f)(i)	Amendment No. 1 effective as of July 26, 2013, to the Investment Advisory Agreement between FMG LLC and BlackRock Investment effective as of May 1, 2011.[34]

(6)(f)(ii)	Form of Amendment No. 2 effective as of , 2014, to the Investment Advisory Agreement between FMG LLC and BlackRock Investment effective as of May 1, 2011.[34]

(6)(f)(iii)	Form of Amendment No. 3 effective as of , 2014, to the Investment Advisory Agreement between FMG LLC and BlackRock Investment effective as of May 1, 2011.[34]

(6)(g)	Investment Advisory Agreement between FMG LLC and BlackRock Investment Management LLC (“BlackRock Investment”) effective as of May 1, 2011 with respect to the Tactical Manager Portfolios.[25]

(6)(g)(i)	Amended and Restated Investment Advisory Agreement between FMG LLC and BlackRock Investment effective as of August 1, 2011 with respect to the Tactical Manager Portfolios.[28]

(7)	Underwriting or Distribution Contracts

(7)(a)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors, LLC (“AXA Distributors”) dated as of July 15, 2002 with respect to Class IB shares.[6]

(7)(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[7]

(7)(a)(ii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[8]

(7)(a)(iii)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[8]

(7)(a)(iv)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[9]

(7)(a)(v)	Amendment No. 5, dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[10]

(7)(a)(vi)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[12]

(7)(a)(vii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[14]

(7)(a)(viii)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[15]

(7)(a)(ix)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[16]

(7)(a)(x)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[17]

(7)(a)(xi)	Amendment No. 11 dated January 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[18]

(7)(a)(xii)	Amendment No. 12 dated May 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[19]

(7)(a)(xiii)	Amendment No. 13 dated September 29, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[20]

(7)(a)(xiv)	Amendment No. 14 dated as of August 16, 2010 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[22]

(7)(a)(xv)	Amendment No. 15 dated as of December 15, 2010 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[22]

(7)(a)(xvi)	Amendment No. 16 dated as of June 7, 2011 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[25]

(7)(a)(xvii)	Amendment No. 17 dated as of April 12, 2012 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[28]

(7)(a)(xviii)	Amendment No. 18 dated as of August 29, 2012 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[30]

(7)(a)(xix)	Amendment No. 19 dated as of May 1, 2013 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[33]

(7)(a)(xx)	Amendment No. 20 dated as of October 21, 2013 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[33]

(7)(a)(xxi)	Form of Amendment No. 21 dated as of , 2014 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[34]

(7)(a)(xxii)	Form of Amendment No. 22 dated as of , 2014 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to the Class IB shares.[34]

(7)(b)	Distribution Agreement between the Trust and AXA Distributors dated as of August 1, 2011 with respect to Class K shares.[24]

(7)(b)(i)	Amendment No. 1 dated as of April 12, 2012 to the Distribution Agreement between the Trust and AXA Distributors dated as of August 1, 2011 with respect to Class K shares.[28]

(7)(b)(ii)	Amendment No. 2 dated as of August 29, 2012 to the Distribution Agreement between the Trust and AXA Distributors dated as of August 1, 2011 with respect to Class K shares.[30]

(7)(b)(iii)	Amendment No. 3 dated as of May 1, 2013 to the Distribution Agreement between the Trust and AXA Distributors dated August 1, 2011 with respect to Class K shares.[33]

(7)(b)(iv)	Amendment No. 4 dated as of October 21, 2013 to the Distribution Agreement between the Trust and AXA Distributors dated August 1, 2011 with respect to Class K shares.[33]

(7)(b)(v)	Form of Amendment No. 5 dated as of , 2014 to the Distribution Agreement between the Trust and AXA Distributors dated August 1, 2011 with respect to Class K shares.[34]

(7)(b)(vi)	Form of Amendment No. 6 dated as of , 2014 to the Distribution Agreement between the Trust and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares.[34]

(7)(c)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors effective January 1, 2012 with respect to the Class IA shares.[29]

(7)(c)(i)	Amendment No. 1 effective as of March 1, 2012 to the Distribution Agreement between the Trust and AXA Distributors effective January 1, 2012 with respect to the Class IA shares.[29]

(7)(c)(ii)	Amendment No. 2 dated as of April 30, 2012, to the Distribution Agreement between the Trust and AXA Distributors dated as of January 1, 2012 with respect to the Class IA shares.[30]

(7)(c)(iii)	Amendment No. 3 dated as of July 10, 2012, to the Distribution Agreement between the Trust and AXA Distributors dated as of January 1, 2012 with respect to the Class IA shares.[30]

(7)(c)(iv)	Form of Amendment No. 4 dated as of , 2014, to the Distribution Agreement between the Trust and AXA Distributors dated as of January 1, 2012 with respect to the Class IA shares.[34]

(8)	Form of Deferred Compensation Plan.[3]

(9)	Custodian Agreements

(9)(a)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[5]

(9)(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[7]

(9)(a)(ii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(iii)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(iv)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[9]

(9)(a)(v)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[10]

(9)(a)(vi)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[13]

(9)(a)(vii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[14]

(9)(a)(viii)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[15]

(9)(a)(ix)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [16]

(9)(a)(x)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[17]

(9)(a)(xi)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[17]

(9)(a)(xii)	Amendment No. 12 dated January 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[18]

(9)(a)(xiii)	Amendment No. 13 dated May 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[19]

(9)(a)(xiv)	Amendment No. 14 dated as of September 29, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[20]

(9)(a)(xv)	Amendment No. 15 dated as of October 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[20]

(9)(a)(xvi)	Amendment No. 16 dated as of August 16, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[22]

(9)(a)(xvii)	Amendment No. 17 dated as of December 15, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [22]

(9)(a)(xviii)	Amendment No. 18 dated as of December 7, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[23]

(9)(a)(xix)	Amendment No. 19 dated as of May 1, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[24]

(9)(a)(xx)	Amendment No. 20 dated as of July 20, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[24]

(9)(a)(xxi)	Amendment No. 21 dated as of April 30, 2012 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[28]

(9)(a)(xxii)	Amendment No. 22 dated as of June 1, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[33]

(9)(a)(xxiii)	Amendment No. 23 dated as of October 21, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[33]

(9)(a)(xxiv)	Form of Amendment No. 24 dated as of , 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[34]

(10)	Distribution Plan and Multiple Class Plan

(10)(a)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares adopted as of July 14, 2010. [21]

(10)(b)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA shares adopted as of July 12, 2011. [27]

(10)(c)	Revised Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act. [24]

(11)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered. (filed herewith)

(12)	Opinion of K&L Gates LLP as to tax matters. (to be filed by amendment)

(13)	Other Material Contracts

(13)(a)	Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[24]

(13)(a)(i)	Amendment No. 1 dated June 7, 2011 to the Mutual Fund Service Agreement between the Trust and FMG LLC dated May 1, 2011.[25]

(13)(a)(ii)	Amendment No. 2 dated September 1, 2011 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[24]

(13)(a)(iii)	Amendment No. 3 dated as of October 1, 2011 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[26]

(13)(a)(iv)	Amendment No. 4 dated as of April 12, 2012 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[28]

(13)(a)(v)	Amendment No. 5 dated as of September 1, 2012, to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[30]

(13)(a)(vi)	Amendment No. 6 dated as of May 1, 2013 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[33]

(13)(a)(vii)	Amendment No. 7 dated as of September 1, 2013 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[33]

(13)(a)(viii)	Amendment No. 8 dated as of October 21, 2013 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[33]

(13)(a)(ix)	Form of Amendment No. 9 dated as of , 2014 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[34]

(13)(a)(x)	Form of Amendment No. 10 dated as of , 2014 to the Mutual Fund Service Agreement dated May 1, 2011 between the Trust and FMG LLC.[34]

(13)(b)	Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank dated May 1, 2011. [24]

(13)(c)	Expense Limitation Agreement dated as of May 1, 2011 between the Trust and FMG LLC.[24]

(13)(c)(i)	Amendment No. 1 dated as of June 7, 2011 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[25]

(13)(c)(ii)	Amendment No. 2 dated as of August 19, 2011 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[24]

(13)(c)(iii)	Amendment No. 3 effective as of January 1, 2012 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[26]

(13)(c)(iv)	Amendment No. 4 effective as of April 12, 2012 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[28]

(13)(c)(v)	Amendment No. 5 effective as of May 1, 2013 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[31]

(13)(c)(vi)	Amendment No. 6 effective as of October 21, 2013 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[33]

(13)(c)(vii)	Form of Amendment No. 7 effective as of , 2014 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[34]

(13)(c)(viii)	Form of Amendment No. 8 effective as of , 2014 to the Expense Limitation Agreement between the Trust and FMG LLC dated May 1, 2011.[34]

(13)(d)	Amended and Restated Participation Agreement among the Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated as of July 15, 2002.[6]

(13)(d)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[7]

(13)(d)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(iv)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[9]

(13)(d)(v)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[11]

(13)(d)(vi)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[13]

(13)(d)(vii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[14]

(13)(d)(viii)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[16]

(13)(d)(ix)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[17]

(13)(d)(x)	Amendment No. 10 dated January 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[18]

(13)(d)(xi)	Amendment No. 11 dated May 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[19]

(13)(d)(xii)	Amendment No. 12 dated September 29, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[20]

(13)(d)(xiii)	Amendment No. 13 dated August 16, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[22]

(13)(d)(xiv)	Amendment No. 14 dated as of December 15, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[22]

(13)(d)(xv)	Amendment No. 15 dated June 7, 2011 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[25]

(13)(d)(xvi)	Amendment No. 16 dated as of April 30, 2012 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable and AXA Distributors dated July 15, 2002.[30]

(13)(e)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012.[32]

(13)(e)(i)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012.[33]

(13)(e)(ii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012.[33]

(13)(e)(iii)	Form of Amendment No. 3 dated as of , 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012.[34]

(13)(f)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated July 10, 2002.[6]

(13)(g)	Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012.[30]

(13)(h)	Participation Agreement among the Trust, MONY Life Insurance Company (“MONY Life”), and AXA Distributors dated as of May 23, 2012.[34]

(13)(h)(i)	Amendment No. 1 dated June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MONY Life, and AXA Distributors dated as of May 23, 2012.[34]

(13)(h)(ii)	Participation Agreement among the Trust, MONY Life Insurance Company (“MONY”) and AXA Distributors effective as of October 1, 2013.[34]

(13)(h)(iii)	Form of Amendment No. 1 dated as of , 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[34]

(13)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors dated as of May 23, 2012.[34]

(13)(i)(i)	Amendment No. 1 dated as of June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[34]

(13)(i)(ii)	Amendment No. 2 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[34]

(13)(i)(iii)	Form of Amendment No. 3 dated as of , 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[34]

(14)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)	None.

(16)	Powers of Attorney. (filed herewith)

(17)	Additional Exhibits

(17)(a)	Voting Instruction and Proxy Cards. (filed herewith)

1.	Incorporated by reference to and/or previously filed with Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).
9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).
11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).
12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2006 (File No. 333-17217).

13.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).
14.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-17217).
15.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007 (File No. 333-17217).
16.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007 (File No. 333-17217).
17.	Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2009 (File No. 333-17217).
18.	Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on March 16, 2009 (File No. 333-17217).
19.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2009 (File No. 333-17217).
20.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-17217).
21.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed on October 5, 2010 (File No. 333-17217).
22.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed on February 3, 2011 (File No. 333-17217).
23.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 (File No. 333-17217).
24.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-17217).
25.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2011 (File No. 333-17217).
26.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2012 (File No. 333-17217).
27.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2012 (File No. 333-17217).
28	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-17217).
29.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2012. (File No. 333-17217).

30.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2013. (File No. 333-17217).
31.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 98 to the Registrant’s Registration Statement filed on April 30, 2013. (File No. 333-17217).
32.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on July 22, 2013. (File No. 333-17217).
33.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on October 1, 2013. (File No. 333-17217).
34.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on January 10, 2014. (File No. 333-17217).

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 26th day of February 2014.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	February 26, 2014

/s/ Jettie M. Edwards Jettie M. Edwards	Trustee	February 26, 2014

/s/ William M. Kearns, Jr. William M. Kearns, Jr.	Trustee	February 26, 2014

/s/ Christopher P.A. Komisarjevsky Christopher P.A. Komisarjevsky	Trustee	February 26, 2014

/s/ Gary S. Schpero Gary S. Schpero	Trustee	February 26, 2014

/s/ Harvey Rosenthal Harvey Rosenthal	Trustee	February 26, 2014

/s/ Kenneth Walker Kenneth Walker	Trustee	February 26, 2014

/s/ Caroline L. Williams Caroline L. Williams	Trustee	February 26, 2014

/s/ Donald E. Foley Donald E. Foley	Trustee	February 26, 2014

/s/ H. Thomas McMeekin H. Thomas McMeekin	Trustee	February 26, 2014

/s/ Brian Walsh Brian Walsh	Treasurer and Chief Financial Officer	February 26, 2014

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-fact)

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Powers of Attorney.

(17)	Voting Instruction and Proxy Cards.